UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08764

PACE® Select Advisors Trust
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas New York, New York	10019-6028
(Address of principal executive offices)	(Zip code)

Mark F. Kemper UBS Asset Management 1285 Avenue of the Americas New York, NY 10019-6028
(Name and address of agent for service)

Copy to:

Stephen H. Bier, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036-6797

Registrant’s telephone number, including area code:		212-821 3000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2018

Item 1.  Schedule of Investments

PACE Select Advisors Trust

PACE Government Money Market Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
US government and agency obligations—74.84%
Federal Farm Credit Bank
1 mo. USD LIBOR—0.085%,
2.212%, due 05/30/19[1]	1,000,000	999,971
Federal Home Loan Bank
2.008%, due 11/02/18[2]	2,000,000	1,999,888
2.015%, due 11/01/18[2]	2,000,000	2,000,000
2.060%, due 12/11/18[2]	3,000,000	2,993,133
2.105%, due 12/05/18[2]	4,000,000	3,992,048
2.124%, due 12/12/18[2]	1,000,000	997,581
2.125%, due 11/14/18[2]	1,000,000	999,233
2.139%, due 12/14/18[2]	1,500,000	1,496,168
2.175%, due 11/14/18[2]	3,000,000	2,997,644
2.188%, due 11/30/18[2]	2,000,000	1,996,475
2.190%, due 11/28/18[2]	3,000,000	2,995,072
2.190%, due 12/17/18[2]	5,000,000	4,986,008
2.193%, due 12/05/18[2]	2,000,000	1,995,858
2.194%, due 12/07/18[2]	5,000,000	4,989,030
2.195%, due 12/12/18[2]	2,000,000	1,995,000
2.195%, due 12/14/18[2]	5,000,000	4,986,891
2.200%, due 12/21/18[2]	2,000,000	1,993,889
2.220%, due 01/02/19[2]	2,000,000	1,992,353
2.225%, due 01/08/19[2]	2,000,000	1,991,594
2.284%, due 01/18/19[2]	5,000,000	4,975,257
2.299%, due 01/23/19[2]	2,000,000	1,989,399
2.360%, due 03/14/19[2]	2,000,000	1,982,562
1 mo. USD LIBOR—0.065%,
2.222%, due 10/18/19[1]	2,000,000	2,000,000
1 mo. USD LIBOR—0.070%,
2.211%, due 02/25/19[1]	1,000,000	1,000,130
1 mo. USD LIBOR—0.070%,
2.211%, due 10/09/19[1]	2,000,000	2,000,000
1 mo. USD LIBOR—0.070%,
2.225%, due 12/28/18[1]	1,300,000	1,300,000
1 mo. USD LIBOR—0.080%,
2.194%, due 02/04/19[1]	1,000,000	1,000,000
1 mo. USD LIBOR—0.080%,
2.202%, due 03/19/19[1]	1,000,000	1,000,000
1 mo. USD LIBOR—0.080%,
2.215%, due 09/27/19[1]	2,000,000	2,000,000
1 mo. USD LIBOR—0.085%,
2.180%, due 06/03/19[1]	1,000,000	1,000,000
1 mo. USD LIBOR—0.085%,
2.195%, due 06/21/19[1]	2,000,000	2,000,000
1 mo. USD LIBOR—0.090%,
2.187%, due 09/10/19[1]	1,000,000	1,000,000

PACE Select Advisors Trust

PACE Government Money Market Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
US government and agency obligations—(continued)
1 mo. USD LIBOR—0.090%,
2.191%, due 04/05/19[1]	2,000,000	2,000,000
1 mo. USD LIBOR—0.095%,
2.185%, due 12/21/18[1]	1,200,000	1,200,000
1 mo. USD LIBOR—0.100%,
2.180%, due 12/21/18[1]	2,000,000	2,000,000
1 mo. USD LIBOR—0.100%,
2.180%, due 08/21/19[1]	2,000,000	2,000,000
1 mo. USD LIBOR—0.100%,
2.187%, due 12/18/18[1]	1,000,000	1,000,000
1 mo. USD LIBOR—0.105%,
2.175%, due 02/22/19[1]	1,000,000	1,000,000
1 mo. USD LIBOR—0.105%,
2.175%, due 08/20/19[1]	2,000,000	2,000,000
1 mo. USD LIBOR—0.105%,
2.177%, due 07/19/19[1]	2,000,000	2,000,000
1 mo. USD LIBOR—0.105%,
2.189%, due 07/26/19[1]	2,000,000	2,000,000
1 mo. USD LIBOR—0.110%,
2.170%, due 08/13/19[1]	2,000,000	2,000,000
1 mo. USD LIBOR—0.110%,
2.180%, due 12/17/18[1]	1,500,000	1,500,000
1 mo. USD LIBOR—0.115%,
2.172%, due 12/24/18[1]	2,000,000	2,000,000
1 mo. USD LIBOR—0.115%,
2.166%, due 02/25/19[1]	1,000,000	1,000,000
1 mo. USD LIBOR—0.115%,
2.167%, due 07/19/19[1]	2,000,000	2,000,000
1 mo. USD LIBOR—0.115%,
2.172%, due 12/18/18[1]	2,000,000	2,000,000
1 mo. USD LIBOR—0.120%,
2.160%, due 02/15/19[1]	2,000,000	2,000,000
1 mo. USD LIBOR—0.125%,
2.155%, due 11/20/18[1]	1,000,000	1,000,000
1 mo. USD LIBOR—0.125%,
2.155%, due 11/21/18[1]	3,000,000	3,000,023
1 mo. USD LIBOR—0.125%,
2.155%, due 07/16/19[1]	2,000,000	2,000,000
1 mo. USD LIBOR—0.125%,
2.170%, due 11/27/18[1]	1,000,000	1,000,000
1 mo. USD LIBOR—0.130%,
2.150%, due 03/22/19[1]	2,000,000	2,000,000
1 mo. USD LIBOR—0.130%,
2.151%, due 02/08/19[1]	1,000,000	1,000,000
1 mo. USD LIBOR—0.130%,
2.160%, due 04/17/19[1]	2,000,000	2,000,000

PACE Select Advisors Trust

PACE Government Money Market Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
US government and agency obligations—(concluded)
1 mo. USD LIBOR—0.130%,
2.169%, due 03/01/19[1]	4,000,000	4,000,000
1 mo. USD LIBOR—0.135%,
2.144%, due 02/05/19[1]	1,000,000	1,000,000
1 mo. USD LIBOR—0.135%,
2.160%, due 01/28/19[1]	2,000,000	2,000,000
1 mo. USD LIBOR—0.145%,
2.150%, due 11/29/18[1]	2,000,000	2,000,000
1 mo. USD LIBOR—0.150%,
2.130%, due 11/16/18[1]	3,000,000	3,000,000
3 mo. USD LIBOR—0.160%,
2.152%, due 05/24/19[1]	1,000,000	1,000,887
3 mo. USD LIBOR—0.340%,
2.068%, due 04/10/19[1]	2,000,000	2,000,000
3 mo. USD LIBOR—0.340%,
2.147%, due 04/24/19[1]	1,000,000	1,000,000
Federal Home Loan Mortgage Corp.
2.115%, due 12/19/18[2]	2,000,000	1,994,360
US Treasury Bills
2.122%, due 11/29/18[2]	2,000,000	1,996,762
2.142%, due 12/06/18[2]	2,000,000	1,995,915
2.357%, due 01/31/19[2]	3,000,000	2,982,475
Total US government and agency obligations (cost—$136,315,606)		136,315,606

Repurchase agreements—27.14%
Repurchase agreement dated 10/31/18 with Fixed Income Clearing Corp., 2.210% due 11/01/18, collateralized by $245,000 US Treasury Note, 1.875% due 02/28/22; (value—$237,764); proceeds: $230,014	230,000	230,000

PACE Select Advisors Trust

PACE Government Money Market Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/18 with Goldman Sachs & Co., 2.180% due 11/01/18, collateralized by $2,740,000 Federal Home Loan Bank obligation, 3.125% due 04/28/36 and $40,318,800 US Treasury Bond, 8.000% due 11/15/21; (value—$50,184,040); proceeds: $49,202,979	49,200,000	49,200,000
Total repurchase agreements (cost—$49,430,000)		49,430,000
Total investments (cost—$185,745,606 which approximates cost for federal income tax purposes)—101.98%		185,745,606
Liabilities in excess of other assets—(1.98)%		(3,608,892)
Net assets—100.00%		$182,136,714

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	136,315,606	—	136,315,606
Repurchase agreements	—	49,430,000	—	49,430,000
Total	—	185,745,606	—	185,745,606

At October 31, 2018, there were no transfers between Level 1 and Level 2.

Weighted average maturity—25 days

Portfolio footnotes

1                      Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

2                      Rate shown is the discount rate at the date of purchase unless otherwise noted.

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
US government obligations—2.78%
US Treasury Notes
2.750%, due 08/31/25	1,500,000	1,470,879
3.000%, due 09/30/25	9,200,000	9,161,188
Total US government obligations (cost—$10,597,191)		10,632,067
Government national mortgage association certificates—37.34%
GNMA
3.000%, due 11/15/42[1]	99,553	95,640
3.000%, due 02/15/43[1]	595,324	573,882
3.000%, due 05/15/43[1]	1,443,774	1,389,884
3.000%, due 06/15/43[1]	449,571	431,704
3.000%, due 07/15/43[1]	117,359	112,540
3.000%, due 01/15/45[1]	430,473	415,065
3.000%, due 02/15/45[1]	47,767	45,904
3.000%, due 07/15/45[1]	656,256	630,625
3.000%, due 08/15/45[1]	37,932	36,327
3.000%, due 10/15/45[1]	977,370	938,834
3.000%, due 12/15/45[1]	548,413	525,234
3.500%, due 11/15/42[1]	709,554	699,013
3.500%, due 03/15/45	300,337	295,342
3.500%, due 04/15/45	819,426	805,765
4.000%, due 12/15/41[1]	1,374,722	1,392,455
4.000%, due 01/15/47[1]	179,684	181,490
4.000%, due 02/15/47	969,718	979,476
4.000%, due 04/15/47	1,261,920	1,274,309
4.000%, due 05/15/47	151,802	155,127
4.000%, due 06/15/47	135,215	138,178
4.000%, due 07/15/47	160,916	164,443
4.000%, due 08/15/47	228,445	233,394
4.000%, due 12/15/47	58,897	59,752
4.500%, due 09/15/39	675,310	699,201
4.500%, due 06/15/40	324,926	336,529
4.500%, due 12/15/45	18,145	18,787
4.500%, due 07/15/46	8,332	8,589
4.500%, due 08/15/46	12,822	13,249
4.500%, due 09/15/46	493,934	510,413
4.500%, due 10/15/46	568,299	584,627
4.500%, due 01/15/47	883,346	913,015
5.000%, due 12/15/34	155,950	162,243
5.000%, due 04/15/38	152,236	161,131
5.000%, due 08/15/39	227,827	236,705
5.000%, due 12/15/39	10,148	10,592

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Government national mortgage association certificates—(continued)
5.000%, due 05/15/40	298,669	312,317
5.000%, due 09/15/40	5,028	5,223
5.000%, due 05/15/41	36,806	38,222
5.500%, due 08/15/35	25,296	27,256
5.500%, due 02/15/38	2,506	2,693
5.500%, due 04/15/38	228,497	245,618
5.500%, due 05/15/38	231,290	246,547
5.500%, due 06/15/38	131,241	139,945
5.500%, due 10/15/38	628,554	674,570
5.500%, due 11/15/38	39,730	42,357
5.500%, due 12/15/38	7,350	7,900
5.500%, due 03/15/39	32,503	34,562
5.500%, due 05/15/39	57,662	61,315
5.500%, due 09/15/39	300,512	320,219
5.500%, due 01/15/40	4,847	5,165
5.500%, due 03/15/40	347,633	373,307
6.500%, due 02/15/29	637	695
6.500%, due 01/15/36	10,891	11,879
6.500%, due 09/15/36	191,259	211,290
6.500%, due 02/15/37	10,881	11,868
6.500%, due 04/15/37	7,135	7,783
6.500%, due 01/15/38	8,995	9,812
6.500%, due 06/15/38	27,484	29,979
6.500%, due 07/15/38	21,254	23,549
6.500%, due 11/15/38	6,161	6,978
7.500%, due 08/15/21	547	548
8.000%, due 02/15/23	220	230
10.500%, due 02/15/19	1,264	1,265
10.500%, due 07/15/19	293	294
10.500%, due 07/15/20	758	760
10.500%, due 08/15/20	5,130	5,146
GNMA I
3.000%, due 12/15/45	70,947	68,043
4.500%, due 12/15/45	16,298	16,845
GNMA II
2.500%, due 04/20/47	936,113	868,401
3.000%, due 09/20/47	5,085,407	4,865,821
3.500%, due 04/20/45	12,402	12,201
3.500%, due 11/20/45	737,586	724,887
3.500%, due 04/20/46	900,354	885,883
3.500%, due 05/20/46	1,800,208	1,791,002
3.500%, due 04/20/47	618,848	608,783
3.500%, due 07/20/47	1,273,359	1,254,174
3.500%, due 08/20/47	519,087	511,642

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Government national mortgage association certificates—(continued)
3.500%, due 09/20/47	216,388	213,177
3.500%, due 11/20/47	723,995	713,082
3.500%, due 12/20/47	141,243	139,221
3.500%, due 01/20/48	826,460	813,317
3.500%, due 02/20/48	2,645,958	2,601,107
3.500%, due 03/20/48	4,500,000	4,422,180
3.500%, due 09/20/48	3,474,610	3,415,324
3.750%, due 05/20/30	644,143	643,052
4.000%, due 12/20/40	711,199	708,340
4.000%, due 07/20/41	50,372	50,731
4.000%, due 12/20/47	69,376	70,043
4.000%, due 01/20/48	190,569	192,401
4.000%, due 03/20/48	523,693	528,893
4.000%, due 04/20/48	408,241	412,224
4.000%, due 05/20/48	284,696	287,715
4.000%, due 06/20/48	366,367	369,735
4.000%, due 07/20/48	118,892	119,892
4.000%, due 09/20/48	1,995,775	2,009,965
4.500%, due 10/20/44	504,693	515,702
4.500%, due 02/20/45	402,809	411,725
4.500%, due 08/20/45	297,144	308,979
4.500%, due 02/20/46	346,460	354,120
5.000%, due 12/20/33	237,875	252,347
5.000%, due 01/20/34	119,421	126,574
5.000%, due 02/20/38	154,075	162,913
5.000%, due 04/20/38	178,287	189,144
5.000%, due 08/20/41	21,986	23,263
5.000%, due 12/20/42	33,720	35,571
5.000%, due 08/20/43	2,781,786	2,934,967
5.000%, due 09/20/48	499,409	519,665
5.500%, due 09/20/48	697,772	731,732
6.000%, due 10/20/38	5,964	6,115
6.500%, due 09/20/32	2,831	2,998
6.500%, due 11/20/38	11,054	11,334
6.500%, due 12/20/38	5,309	5,422
7.000%, due 03/20/28	42,904	43,250
9.000%, due 04/20/25	5,971	6,451
9.000%, due 12/20/26	2,786	2,876
9.000%, due 01/20/27	8,830	8,934
9.000%, due 09/20/30	1,042	1,044
9.000%, due 10/20/30	3,388	3,480
9.000%, due 11/20/30	4,454	4,491

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Government national mortgage association certificates—(continued)
GNMA II ARM
1 year CMT + 1.500%,
2.750%, due 09/20/21[2]	32,016	32,642
1 year CMT + 1.500%,
2.750%, due 08/20/25[2]	11,676	11,885
1 year CMT + 1.500%,
2.750%, due 09/20/25[2]	15,588	15,972
1 year CMT + 1.500%,
2.750%, due 08/20/26[2]	17,595	18,067
1 year CMT + 1.500%,
2.750%, due 09/20/26[2]	2,928	3,008
1 year CMT + 1.500%,
2.750%, due 07/20/27[2]	6,864	7,061
1 year CMT + 1.500%,
2.750%, due 08/20/27[2]	19,134	19,474
1 year CMT + 1.500%,
2.750%, due 07/20/30[2]	73,073	75,407
1 year CMT + 1.500%,
2.750%, due 08/20/30[2]	71,351	73,648
1 year CMT + 1.500%,
3.125%, due 11/20/21[2]	4,477	4,464
1 year CMT + 1.500%,
3.125%, due 10/20/30[2]	12,014	12,313
1 year CMT + 1.500%,
3.375%, due 01/20/23[2]	20,654	20,962
1 year CMT + 1.500%,
3.375%, due 03/20/23[2]	9,375	9,495
1 year CMT + 1.500%,
3.375%, due 01/20/24[2]	28,975	29,136
1 year CMT + 1.500%,
3.375%, due 01/20/25[2]	3,652	3,732
1 year CMT + 1.500%,
3.375%, due 02/20/25[2]	6,836	6,908
1 year CMT + 1.500%,
3.375%, due 03/20/26[2]	8,894	9,046
1 year CMT + 1.500%,
3.375%, due 01/20/27[2]	65,971	65,677
1 year CMT + 1.500%,
3.375%, due 02/20/27[2]	5,928	5,972
1 year CMT + 1.500%,
3.375%, due 01/20/28[2]	9,001	9,259
1 year CMT + 1.500%,
3.375%, due 02/20/28[2]	5,694	5,719
1 year CMT + 1.500%,
3.500%, due 03/20/25[2]	18,524	18,477
3.500%, due 07/20/47	4,078,972	4,026,645
3.500%, due 01/20/48	2,471,163	2,434,492

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Government national mortgage association certificates—(concluded)
1 year CMT + 1.500%,
3.625%, due 06/20/22[2]	23,836	24,172
1 year CMT + 1.500%,
3.625%, due 04/20/24[2]	47,267	47,133
1 year CMT + 1.500%,
3.625%, due 05/20/25[2]	4,448	4,548
1 year CMT + 1.500%,
3.625%, due 04/20/26[2]	77,971	78,702
1 year CMT + 1.500%,
3.625%, due 06/20/26[2]	32,757	33,434
1 year CMT + 1.500%,
3.625%, due 04/20/27[2]	20,292	20,819
1 year CMT + 1.500%,
3.625%, due 04/20/30[2]	13,315	13,729
1 year CMT + 1.500%,
3.625%, due 05/20/30[2]	318,612	328,424
1 year CMT + 1.500%,
3.750%, due 05/20/25[2]	23,391	23,694
1 year CMT + 1.500%,
3.750%, due 06/20/25[2]	11,881	11,979
1 year CMT + 1.500%,
4.000%, due 06/20/19[2]	942	938
4.000%, due 04/20/48	751,325	760,220
GNMA TBA
4.000%	4,000,000	4,025,107
4.500%	2,000,000	2,051,445
GNMA II TBA
3.000%	18,000,000	17,192,452
3.500%	13,000,000	12,768,691
4.000%	28,700,000	28,844,062
4.500%	9,000,000	9,218,848
5.000%	6,000,000	6,230,156
Total government national mortgage association certificates (cost—$144,612,829)		142,667,948

Federal home loan mortgage corporation certificates—31.42%
FHLMC
2.500%, due 01/01/31	329,275	315,274
2.500%, due 11/01/31	74,153	70,992
2.500%, due 07/01/32	192,271	184,069
2.500%, due 08/01/32	912,814	873,895
2.500%, due 09/01/32	1,143,670	1,094,906
2.500%, due 11/01/32	999,508	956,867
2.500%, due 12/01/32	1,016,359	972,984
2.500%, due 01/01/33	253,522	242,701
3.000%, due 01/01/33	3,233,999	3,169,243

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Federal home loan mortgage corporation certificates—(continued)
3.000%, due 04/01/43	306,324	292,240
3.000%, due 05/01/43	233,705	222,991
3.000%, due 12/01/44	275,287	262,632
3.000%, due 04/01/45	1,528,461	1,453,330
3.000%, due 08/01/46	488,809	459,074
3.000%, due 12/01/46	7,975,511	7,556,701
3.000%, due 01/01/47	734,785	695,514
3.000%, due 10/01/47	296,665	280,790
3.500%, due 09/01/32	534,550	531,033
4.000%, due 01/01/37	348,203	349,612
4.000%, due 07/01/43	251,690	254,172
4.000%, due 04/01/44	240,939	242,759
4.000%, due 08/01/44	3,294,922	3,321,429
4.000%, due 08/01/47	884,530	890,613
4.500%, due 10/01/33	49,267	49,951
4.500%, due 09/01/34	932,254	948,787
4.500%, due 01/01/36	24,371	24,805
4.500%, due 05/01/37	7,801	7,940
4.500%, due 05/01/38	35,413	35,655
5.000%, due 10/01/25	48,170	50,324
5.000%, due 11/01/27	7,740	8,086
5.000%, due 07/01/33	10,165	10,496
5.000%, due 09/01/33	193,762	204,408
5.000%, due 06/01/34	9,866	10,444
5.000%, due 04/01/35	34,169	35,696
5.000%, due 05/01/35	98,822	104,625
5.000%, due 07/01/35	860,948	910,718
5.000%, due 08/01/35	29,083	30,785
5.000%, due 10/01/35	24,101	25,509
5.000%, due 12/01/35	842	892
5.000%, due 07/01/38	265,924	279,628
5.000%, due 11/01/38	224,090	236,485
5.000%, due 06/01/39	56,685	59,869
5.000%, due 03/01/40	6,769	7,149
5.000%, due 07/01/40	315,213	332,214
5.000%, due 09/01/40	160,656	168,983
5.000%, due 11/01/40	278,607	293,524
5.000%, due 02/01/41	448,984	473,804
5.000%, due 03/01/41	22,845	23,937
5.000%, due 04/01/41	85,741	90,270
5.000%, due 05/01/41	180,236	190,324
5.000%, due 07/01/41	42,718	45,097
5.000%, due 08/01/44	79,233	83,882

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Federal home loan mortgage corporation certificates—(continued)
5.500%, due 06/01/28[1]	1,442	1,526
5.500%, due 02/01/32[1]	1,840	1,978
5.500%, due 12/01/32[1]	3,774	4,056
5.500%, due 02/01/33[1]	44,999	47,628
5.500%, due 05/01/33[1]	767	824
5.500%, due 06/01/33[1]	211,713	227,525
5.500%, due 12/01/33[1]	46,228	49,273
5.500%, due 12/01/34[1]	43,931	47,268
5.500%, due 06/01/35[1]	717,765	772,168
5.500%, due 07/01/35[1]	5,314	5,626
5.500%, due 10/01/35[1]	171,597	181,908
5.500%, due 12/01/35[1]	107,670	115,510
5.500%, due 06/01/36[1]	412,041	443,408
5.500%, due 07/01/36[1]	22,319	22,465
5.500%, due 12/01/36[1]	641,795	689,668
5.500%, due 03/01/37[1]	78,599	84,391
5.500%, due 07/01/37[1]	62,845	64,560
5.500%, due 10/01/37[1]	3,590	3,860
5.500%, due 04/01/38[1]	128,013	137,717
5.500%, due 05/01/38[1]	13,022	13,882
5.500%, due 12/01/38[1]	2,647	2,831
5.500%, due 01/01/39[1]	56,427	60,626
5.500%, due 09/01/39[1]	173,858	187,072
5.500%, due 02/01/40	7,959	8,508
5.500%, due 03/01/40	7,463	7,992
5.500%, due 05/01/40	106,385	114,041
5.500%, due 03/01/41	114,627	122,882
6.000%, due 11/01/37	994,032	1,092,293
7.000%, due 08/01/25	168	179
11.000%, due 06/01/19	29	29
11.000%, due 09/01/20	21	21
FHLMC ARM
1 year CMT + 2.137%,
3.427%, due 01/01/28[2]	12,097	12,374
1 year CMT + 2.131%,
3.808%, due 11/01/27[2]	56,927	57,653
1 year CMT + 2.625%,
3.875%, due 01/01/30[2]	23,965	24,079
12 mo. USD LIBOR + 1.789%,
3.934%, due 10/01/39[2]	1,679,418	1,754,495
1 year CMT + 2.415%,
3.988%, due 11/01/25[2]	94,774	99,276
1 year CMT + 2.218%,
3.990%, due 07/01/24[2]	61,471	62,332

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Federal home loan mortgage corporation certificates—(concluded)
1 year CMT + 2.365%,
4.065%, due 12/01/29[2]	21,137	21,843
1 year CMT + 2.251%,
4.066%, due 11/01/29[2]	165,838	172,460
1 year CMT + 2.282%,
4.100%, due 07/01/28[2]	72,148	74,630
1 year CMT + 2.415%,
4.161%, due 01/01/29[2]	110,722	115,814
1 year CMT + 2.300%,
4.171%, due 10/01/23[2]	14,538	14,832
1 year CMT + 2.181%,
4.197%, due 04/01/29[2]	46,439	47,268
12 mo. USD LIBOR + 1.766%,
4.247%, due 11/01/36[2]	345,446	362,065
1 year CMT + 2.282%,
4.257%, due 06/01/28[2]	143,619	149,287
1 year CMT + 2.438%,
4.324%, due 10/01/27[2]	118,123	123,354
12 mo. USD LIBOR + 1.864%,
4.389%, due 11/01/41[2]	1,969,125	2,055,854
1 year CMT + 2.460%,
4.447%, due 10/01/27[2]	104,586	109,039
1 year CMT + 2.250%,
4.520%, due 09/01/34[2]	952,654	1,005,494
FHLMC TBA
3.000%	20,000,000	18,905,109
3.500%	36,000,000	35,049,524
4.000%	14,000,000	13,982,977
4.500%	5,000,000	5,120,535
5.000%	6,500,000	6,787,168
Total federal home loan mortgage corporation certificates (cost—$121,831,689)		120,057,285

Federal housing administration certificates—0.02%
FHA GMAC
7.400%, due 02/01/21[3]	5,377	5,379
FHA Reilly
6.896%, due 07/01/20[3]	49,876	49,874
Total federal housing administration certificates (cost—$55,287)		55,253

Federal national mortgage association certificates—70.89%
FNMA
2.000%, due 05/01/28	195,721	186,422
2.000%, due 09/01/31	228,503	213,114
2.000%, due 11/01/31	565,811	527,800

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Federal national mortgage association certificates—(continued)
2.000%, due 01/01/32	129,620	120,894
2.500%, due 06/01/28	245,730	237,097
2.500%, due 07/01/28	1,830,616	1,766,152
2.500%, due 08/01/28	606,959	585,566
2.500%, due 09/01/30	38,475	37,012
2.500%, due 11/01/30	61,396	59,057
2.500%, due 04/01/47	246,248	225,247
2.610%, due 05/01/19	5,000,000	4,982,896
12 mo. USD LIBOR + 1.790%,
2.726%, due 02/01/42[2]	521,262	537,385
3.000%, due 05/01/28[1]	229,188	226,307
3.000%, due 02/01/30[1]	414,116	407,887
3.000%, due 04/01/30[1]	123,951	122,087
3.000%, due 05/01/30[1]	122,317	120,475
3.000%, due 08/01/30[1]	217,705	214,424
3.000%, due 10/01/30[1]	38,739	38,156
3.000%, due 11/01/30[1]	281,492	276,569
3.000%, due 12/01/30[1]	352,617	346,477
3.000%, due 04/01/31	2,550,894	2,512,532
3.000%, due 10/01/42	595,878	569,223
3.000%, due 01/01/43	2,275,816	2,172,383
3.000%, due 04/01/43	903,440	862,108
3.000%, due 05/01/43	940,893	897,796
3.000%, due 06/01/43	129,053	123,149
3.000%, due 09/01/43	1,150,754	1,098,064
3.000%, due 11/01/46	97,416	92,313
3.000%, due 12/01/46	7,341,491	6,959,227
3.440%, due 02/01/32	2,479,534	2,367,018
3.500%, due 11/01/25[1]	421,744	422,131
3.500%, due 08/01/29[1]	80,896	80,919
3.500%, due 12/01/41[1]	1,150,362	1,130,184
3.500%, due 03/01/42[1]	501,773	492,969
3.500%, due 04/01/42[1]	58,761	57,388
3.500%, due 12/01/42[1]	1,817,881	1,786,107
3.500%, due 03/01/43[1]	1,038,115	1,019,904
3.500%, due 05/01/43[1]	4,243,181	4,171,833
3.500%, due 07/01/43[1]	370,550	363,895
3.500%, due 06/01/45[1]	4,701,109	4,596,622
3.500%, due 08/01/45[1]	99,882	97,662
3.500%, due 09/01/46[1]	1,723,200	1,687,732
3.500%, due 08/01/47	595,744	580,742
3.500%, due 09/01/47	783,101	764,822
3.500%, due 11/01/47	1,105,593	1,077,186

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Federal national mortgage association certificates—(continued)
3.500%, due 12/01/47	994,864	969,861
3.500%, due 02/01/48	2,401,817	2,340,540
3.500%, due 03/01/48	2,063,916	2,011,149
3.600%, due 08/01/23	790,138	801,556
1 year CMT + 2.049%,
3.877%, due 09/01/41[2]	592,022	620,474
1 year CMT + 2.280%,
3.894%, due 05/01/35[2]	196,658	207,759
4.000%, due 07/01/25[1]	14,358	14,602
4.000%, due 08/01/25[1]	38,220	38,871
4.000%, due 09/01/25[1]	35,011	35,609
4.000%, due 10/01/25[1]	18,722	19,035
4.000%, due 11/01/25[1]	118,047	120,049
4.000%, due 01/01/26[1]	316,189	321,654
4.000%, due 02/01/26[1]	782,133	795,558
4.000%, due 03/01/26[1]	706,216	718,193
4.000%, due 04/01/26[1]	1,601,357	1,629,490
4.000%, due 08/01/32[1]	8,844	8,945
4.000%, due 06/01/33[1]	169,589	171,567
4.000%, due 07/01/33[1]	355,778	359,531
4.000%, due 07/01/34[1]	1,033,049	1,045,098
4.000%, due 07/01/38[1]	3,419,399	3,449,698
4.000%, due 08/01/38[1]	999,411	1,012,570
4.000%, due 09/01/38[1]	1,977,467	1,994,208
4.000%, due 05/01/39[1]	149,636	150,766
4.000%, due 09/01/39[1]	332,994	335,507
4.000%, due 09/01/40[1]	3,319,680	3,344,917
4.000%, due 12/01/40[1]	4,383,919	4,419,590
4.000%, due 04/01/41[1]	1,021,295	1,029,297
4.000%, due 11/01/41[1]	706,754	713,162
4.000%, due 12/01/41[1]	989,609	998,575
4.000%, due 07/01/42[1]	4,117,008	4,147,003
4.000%, due 09/01/42[1]	5,896,373	5,949,823
4.000%, due 10/01/42[1]	4,443,127	4,483,337
4.000%, due 07/01/43[1]	476,101	478,077
4.000%, due 08/01/44[1]	246,331	248,485
4.000%, due 12/01/44[1]	53,405	53,507
4.000%, due 06/01/45[1]	36,044	36,109
4.000%, due 08/01/45[1]	2,731,160	2,735,242
4.000%, due 02/01/47[1]	301,619	302,216
4.000%, due 03/01/47[1]	152,276	152,365
4.000%, due 04/01/47[1]	471,411	476,346
4.000%, due 05/01/47[1]	732,597	732,977
4.000%, due 09/01/47[1]	374,556	374,755

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Federal national mortgage association certificates—(continued)
4.000%, due 10/01/47[1]	1,897,399	1,898,531
4.000%, due 12/01/47[1]	213,154	213,264
4.000%, due 01/01/48[1]	1,878,813	1,879,873
4.000%, due 09/01/48[1]	499,999	500,256
1 year CMT + 2.238%,
4.147%, due 01/01/36[2]	524,214	551,120
12 mo. USD LIBOR + 1.731%,
4.169%, due 05/01/38[2]	1,612,614	1,689,458
1 year CMT + 2.221%,
4.229%, due 10/01/37[2]	2,584,581	2,723,068
4.500%, due 09/01/19[1]	10,740	10,894
4.500%, due 08/01/20[1]	2,309	2,342
4.500%, due 01/01/21[1]	15,624	15,847
4.500%, due 05/01/21[1]	15,703	15,927
4.500%, due 03/01/23[1]	5,642	5,786
4.500%, due 06/01/29[1]	31,573	32,335
4.500%, due 06/01/35[1]	16,490	16,778
4.500%, due 01/01/39[1]	1,829	1,873
4.500%, due 03/01/39[1]	11,164	11,561
4.500%, due 06/01/39[1]	72,849	75,443
4.500%, due 07/01/39[1]	2,893	2,964
4.500%, due 08/01/39[1]	126,835	131,142
4.500%, due 10/01/39[1]	5,382	5,574
4.500%, due 12/01/39[1]	431,363	446,741
4.500%, due 01/01/40[1]	4,072	4,221
4.500%, due 02/01/40[1]	4,542	4,705
4.500%, due 03/01/40[1]	80,752	83,653
4.500%, due 08/01/40[1]	72,045	74,640
4.500%, due 11/01/40[1]	407,877	422,551
4.500%, due 07/01/41[1]	483,014	500,336
4.500%, due 08/01/41[1]	862,983	894,039
4.500%, due 09/01/41[1]	28,455	29,175
4.500%, due 01/01/42[1]	2,358,027	2,442,800
4.500%, due 08/01/42[1]	3,091	3,168
4.500%, due 09/01/43[1]	332,932	345,089
4.500%, due 11/01/43[1]	78,962	81,688
4.500%, due 07/01/44[1]	339,956	351,593
4.500%, due 12/01/44[1]	2,084	2,146
4.500%, due 09/01/48[1]	986,246	1,015,642
5.000%, due 03/01/23	2,059	2,132
5.000%, due 05/01/23	60,957	63,803
5.000%, due 03/01/25	16,945	17,682
5.000%, due 03/01/33	18,630	19,163
5.000%, due 05/01/37	9,268	9,505

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Federal national mortgage association certificates—(continued)
5.000%, due 09/01/37	28,472	29,468
5.000%, due 06/01/38	48,460	50,169
5.000%, due 06/01/48	492,066	514,016
5.000%, due 07/01/48	1,197,469	1,251,033
5.000%, due 10/01/48	873,872	913,077
5.500%, due 07/01/27[1]	97,629	103,418
5.500%, due 11/01/32[1]	65,295	69,155
5.500%, due 12/01/33[1]	1,239	1,323
5.500%, due 04/01/34[1]	26,009	27,676
5.500%, due 01/01/35[1]	122,423	129,661
5.500%, due 04/01/36[1]	84,851	89,871
5.500%, due 05/01/37[1]	198,267	213,223
5.500%, due 07/01/37	111,686	119,944
5.500%, due 06/01/38	163,155	174,441
5.500%, due 06/01/39	947,703	1,019,476
5.500%, due 11/01/39	372,105	399,410
5.500%, due 07/01/40	490,250	523,109
5.500%, due 02/01/42	274,317	293,749
6.000%, due 12/01/18	39	42
6.000%, due 07/01/19	228	245
6.000%, due 11/01/21	28,885	29,302
6.000%, due 01/01/23	59,466	59,926
6.000%, due 03/01/23	111,921	115,488
6.000%, due 09/01/25	709,607	762,216
6.000%, due 11/01/26	21,675	23,283
6.000%, due 02/01/32	73,153	78,628
6.000%, due 12/01/32	12,927	14,105
6.000%, due 02/01/33	28,503	30,842
6.000%, due 09/01/34	119,657	129,883
6.000%, due 05/01/35	57,292	61,550
6.000%, due 06/01/35	15,090	16,298
6.000%, due 07/01/35	45,130	48,662
6.000%, due 09/01/35	1,530	1,670
6.000%, due 01/01/36	27,931	30,237
6.000%, due 06/01/36	231	248
6.000%, due 09/01/36	41,733	45,580
6.000%, due 10/01/36	16,577	18,046
6.000%, due 12/01/36	120,508	130,428
6.000%, due 03/01/37	15,581	17,012
6.000%, due 10/01/37	52,530	55,230
6.000%, due 11/01/38	396,654	433,208
6.000%, due 05/01/39	49,421	53,974
6.000%, due 11/01/40	534,262	585,206

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Federal national mortgage association certificates—(concluded)
6.500%, due 07/01/19	1,543	1,681
6.500%, due 10/01/36	428,808	467,013
6.500%, due 02/01/37	3,441	3,748
6.500%, due 07/01/37	32,152	35,016
6.500%, due 08/01/37	42,231	45,993
6.500%, due 09/01/37	50,557	55,297
6.500%, due 12/01/37	119,370	130,005
6.500%, due 08/01/38	1,157	1,260
6.500%, due 05/01/40	1,118,249	1,261,583
7.500%, due 11/01/26	13,973	14,037
8.000%, due 11/01/26	5,881	5,938
9.000%, due 02/01/26	9,171	9,259
FNMA ARM
12 mo. MTA + 1.200%,
3.044%, due 03/01/44[2]	178,749	177,580
1 year CMT + 2.082%,
3.405%, due 02/01/26[2]	26,039	26,090
1 year CMT + 2.250%,
3.500%, due 02/01/30[2]	3,512	3,527
6 mo. USD LIBOR + 1.105%,
3.605%, due 10/01/26[2]	73,034	73,439
1 year CMT + 2.100%,
3.794%, due 05/01/30[2]	29,698	30,630
1 year CMT + 2.508%,
3.859%, due 12/01/27[2]	17,010	17,542
1 year CMT + 2.325%,
4.148%, due 03/01/25[2]	26,973	27,343
1 year CMT + 2.095%,
4.462%, due 09/01/26[2]	15,674	15,711
FNMA TBA
2.500%	13,000,000	12,222,017
3.000%	45,650,000	43,726,679
3.500%	76,250,000	74,364,720
4.000% [1]	7,500,000	7,524,233
4.500% [1]	1,500,000	1,535,772
5.000% [1]	6,500,000	6,773,711
Total federal national mortgage association certificates (cost—$275,807,428)		270,874,866

Collateralized mortgage obligations—24.04%
AREIT Trust, Series 2018-CRE2, Class A
1 mo. USD LIBOR + 0.980%,
3.262%, due 11/14/35[2,3,4,5,6]	2,300,000	2,300,000
ARM Trust, Series 2005-8, Class 3A21
4.093%, due 11/25/35[7]	648,276	550,337

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
BCAP LLC 2010-RR1 Trust, Series 2010-RR1, Class 1A4
3.360%, due 03/26/37[5,7]	149,738	130,377
BCAP LLC 2011-RR10 Trust, Series 2011-RR10, Class 3A5
4.167%, due 06/26/35[5,7]	86,215	84,825
BCAP LLC 2011-RR11 Trust, Series 2011-R11, Class 8A5
2.365%, due 07/26/36[5,7]	145,955	139,472
BCAP LLC 2013-RR1 Trust, Series 2013-RR1, Class 3A4
6.000%, due 10/26/37[5,7]	370,446	338,963
BCAP LLC 2013-RR5 Trust, Series 2013-RR5, Class 5A1
12 mo. MTA + 0.840%,
2.684%, due 11/26/46[2,5]	198,960	198,378
Bear Stearns ARM Trust,
Series 2002-011, Class 1A2
3.633%, due 02/25/33[7]	4,192	3,883
Series 2004-002, Class 12A2
3.588%, due 05/25/34[7]	46,342	46,483
Bear Stearns Asset-Backed Securities Trust,
Series 2003-AC5, Class A1
5.750%, due 10/25/33[8]	594,814	610,390
Series 2004-AC3, Class A2
6.000%, due 06/25/34[8]	830,439	832,823
BX Commercial Mortgage Trust,
Series 2018-IND, Class A
1 mo. USD LIBOR + 0.750%,
3.030%, due 11/15/35[2,3,5]	6,800,000	6,795,640
Series 2018-IND, Class D
1 mo. USD LIBOR + 1.300%,
3.580%, due 11/15/35[2,3,5]	8,000,000	8,014,841
Chevy Chase Mortgage Funding Corp., Series 2004-1, Class A1
1 mo. USD LIBOR + 0.280%,
2.567%, due 01/25/35[2,5]	74,408	73,812
CHL Mortgage Pass-Through Trust,
Series 2003-HYB1, Class 1A1
4.014%, due 05/19/33[7]	4,323	4,504
Series 2017-15, Class 2A2
6.500%, due 09/25/37	35,382	26,783
Civic Mortgage LLC, Series 2018-1, Class A1
3.892%, due 06/25/22[5,8]	510,749	510,473
CSMC Trust, Series 2013-MH1, Class A
4.790%, due 05/27/53[5,7]	1,035,158	1,011,232
FHLMC REMIC,
Series 0023, Class KZ
6.500%, due 11/25/23	12,709	13,313
Series 0159, Class H
4.500%, due 09/15/21	1,607	1,611

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Series 1003, Class H
1 mo. USD LIBOR + 0.750%,
3.030%, due 10/15/20[2]	3,290	3,310
Series 1349, Class PS
7.500%, due 08/15/22	485	508
Series 1502, Class PX
7.000%, due 04/15/23	87,739	92,138
Series 1534, Class Z
5.000%, due 06/15/23	37,967	38,472
Series 1573, Class PZ
7.000%, due 09/15/23	11,110	11,737
Series 1658, Class GZ
7.000%, due 01/15/24	5,663	6,002
Series 1694, Class Z
6.500%, due 03/15/24	63,863	67,697
Series 1775, Class Z
8.500%, due 03/15/25	1,966	2,180
Series 2018-28, Class CA
3.000%, due 05/25/48	1,980,338	1,877,308
Series 2400, Class FQ
1 mo. USD LIBOR + 0.500%,
2.780%, due 01/15/32[2]	137,545	138,073
Series 2411, Class FJ
1 mo. USD LIBOR + 0.350%,
2.630%, due 12/15/29[2]	16,643	16,666
Series 2614, Class WO, PO
0.000%, due 05/15/33	987,185	857,449
Series 3096, Class FL
1 mo. USD LIBOR + 0.400%,
2.680%, due 01/15/36[2]	149,761	150,269
Series 3114, Class PF
1 mo. USD LIBOR + 0.400%,
2.680%, due 02/15/36[2]	737,765	741,435
Series 3153, Class UF
1 mo. USD LIBOR + 0.430%,
2.710%, due 05/15/36[2]	172,822	173,673
Series 3339, Class LI, IO
1 mo. USD LIBOR + 6.480%,
4.201%, due 07/15/37[2]	821,903	105,025
Series 3442, Class MT
1 mo. USD LIBOR,
2.280%, due 07/15/34[2]	81,067	79,129
Series 3598, Class JI, IO
1.173%, due 10/15/37[7]	50,982	1,961
Series 3621, Class WI, IO
1.141%, due 05/15/37[7]	91,711	4,317
Series 3635, Class IB, IO
1.020%, due 10/15/37[7]	168,404	6,298

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Series 3667, Class FW
1 mo. USD LIBOR + 0.550%,
2.830%, due 02/15/38[2]	78,256	78,616
Series 3671, Class FQ
1 mo. USD LIBOR + 0.850%,
3.130%, due 12/15/36[2]	1,207,348	1,221,540
Series 3684, Class JI, IO
1.606%, due 11/15/36[7]	436,307	24,700
Series 3864, Class NT
1 mo. USD LIBOR + 60.050%,
5.500%, due 03/15/39[2]	618,004	645,803
Series 4037, Class PI, IO
3.000%, due 04/15/27	2,882,946	204,806
Series 4131, Class AI, IO
2.500%, due 10/15/22	1,224,207	42,327
Series 4136, Class EZ
3.000%, due 11/15/42	1,160,002	987,848
Series 4156, Class SA, IO
1 mo. USD LIBOR + 6.020%,
3.921%, due 01/15/33[2]	2,055,517	238,478
Series 4165, Class TI, IO
3.000%, due 12/15/42	1,948,745	182,368
Series 4182, Class YI, IO
2.500%, due 03/15/28	4,624,470	349,687
Series 4255, Class SN
1 mo. USD LIBOR + 12.267%,
6.251%, due 05/15/35[2]	342,985	341,266
Series 4263, Class SD
1 mo. USD LIBOR + 12.267%,
6.188%, due 11/15/43[2]	381,272	391,341
Series 4265, Class ES
1 mo. USD LIBOR + 13.760%,
6.541%, due 11/15/43[2]	828,981	832,042
Series 4324, Class IO, IO
1.795%, due 08/15/36[7]	261,067	9,148
Series 4338, Class SB, IO
1.556%, due 10/15/41[7]	249,379	10,074
Series 4367, Class GS, IO
1.464%, due 03/15/37[7]	156,030	8,884
Series 4394, Class WI, IO
1.547%, due 08/15/41[7]	141,638	6,986
Series 4438, Class WI, IO
1.550%, due 11/15/38[7]	456,136	23,477
Series 4457, Class DI, IO
4.000%, due 08/15/24	983,230	78,497
Series 4463, Class IO, IO
1.611%, due 02/15/38[7]	336,241	16,805

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Series 4544, Class IP, IO
4.000%, due 01/15/46	3,777,514	829,150
Trust 2513, Class AS, IO
1 mo. USD LIBOR + 8.000%,
5.721%, due 02/15/32[2]	331,888	60,151
Trust 3609, Class LI, IO
4.500%, due 12/15/24	136,340	2,549
Trust 3838, Class LI, IO
4.500%, due 04/15/22	151,585	5,574
Trust 3962, Class KS, IO
1.645%, due 06/15/38[7]	302,609	15,826
Trust 4068, Class UF
1 mo. USD LIBOR + 0.500%,
2.780%, due 06/15/42[2]	1,454,654	1,463,731
Trust 4076, Class SW, IO
1 mo. USD LIBOR + 6.050%,
3.771%, due 07/15/42[2]	2,424,108	389,221
Trust 4100, Class HI, IO
3.000%, due 08/15/27	526,521	44,022
Trust 4182, Class QI, IO
3.000%, due 02/15/33	202,607	19,007
Trust 4479, Class NI, IO
4.500%, due 11/15/19	69,182	591
Trust 4832, Class FW
1 mo. USD LIBOR + 0.350%,
2.508%, due 04/15/38[2]	2,935,660	2,934,558
Trust 4836, Class PO, PO
0.010%, due 10/15/58	1,591,063	1,231,724
FHLMC STRIPs,
Series 303, Class C19, IO
3.500%, due 01/15/43	1,228,857	244,975
Series 330, Class F4
1 mo. USD LIBOR + 0.350%,
2.454%, due 10/15/37[2]	652,848	653,175
Series 345, Class C13, IO
3.500%, due 08/15/45	2,240,900	450,407
FNMA REMIC,
Series 386, Class 14, IO
6.500%, due 04/25/38	78,786	16,415
Series 413, Class 111, IO
4.000%, due 07/25/42[7]	1,352,457	285,418
Series 419, Class C3, IO
3.000%, due 11/25/43	242,463	48,388
Trust 1991-102, Class G
2.580%, due 08/25/21[3,4,7]	4,000,000	3,997,500
Trust 1992-129, Class L
6.000%, due 07/25/22	1,317	1,367

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Trust 1992-158, Class ZZ
7.750%, due 08/25/22	2,400	2,549
Trust 1993-037, Class PX
7.000%, due 03/25/23	66,822	69,796
Trust 1997-022, Class F
2.172%, due 03/25/27[7]	46,072	45,898
Trust 2002-060, Class F1
1 mo. USD LIBOR + 0.400%,
2.681%, due 06/25/32[2]	58,657	58,592
Trust 2003-070, Class SH
1 mo. USD LIBOR + 14.000%,
9.437%, due 07/25/23[2]	68,428	73,891
Trust 2007-067, Class FB
1 mo. USD LIBOR + 0.320%,
2.601%, due 07/25/37[2]	342,523	341,938
Trust 2009-033, Class FB
1 mo. USD LIBOR + 0.820%,
3.101%, due 03/25/37[2]	784,786	803,304
Trust 2010-141, Class FA
1 mo. USD LIBOR + 0.500%,
2.781%, due 12/25/40[2]	424,479	428,538
Trust 2010-76, Class SA, IO
1 mo. USD LIBOR + 6.500%,
4.219%, due 07/25/40[2]	1,464,573	214,347
Trust 2011-86, Class DI, IO
3.500%, due 09/25/21	110,920	4,250
Trust 2012-090, Class FB
1 mo. USD LIBOR + 0.440%,
2.721%, due 08/25/42[2]	194,125	193,171
Trust 2012-111, Class HS
1 mo. USD LIBOR + 3.667%,
1.766%, due 10/25/42[2]	222,897	161,215
Trust 2012-122, Class LI, IO
4.500%, due 07/25/41	1,065,320	154,748
Trust 2012-128, Class FK
1 mo. USD LIBOR + 0.350%,
2.631%, due 11/25/42[2]	379,793	380,596
Trust 2012-32, Class AI, IO
3.000%, due 04/25/22	190,892	7,131
Trust 2012-77, Class IO, IO
1.457%, due 07/25/52[7]	388,225	16,186
Trust 2013-028, Class YS, IO
1 mo. USD LIBOR + 6.150%,
3.869%, due 07/25/42[2]	1,482,155	159,991
Trust 2013-030, Class GI, IO
3.000%, due 01/25/43	2,451,393	353,324
Trust 2013-030, Class JI, IO
3.000%, due 04/25/43	909,930	106,954

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Trust 2013-034, Class PS, IO
1 mo. USD LIBOR + 6.150%,
3.869%, due 08/25/42[2]	819,752	96,736
Trust 2013-044, Class ZG
3.500%, due 03/25/42	687,156	668,930
Trust 2013-045, Class IK, IO
3.000%, due 02/25/43	1,664,775	237,995
Trust 2013-116, Class IY, IO
3.000%, due 09/25/43	512,198	59,485
Trust 2014-42, Class SA, IO
1.461%, due 07/25/44[7]	425,458	18,693
Trust 2014-43, Class BS, IO
1.456%, due 07/25/44[7]	695,672	31,366
Trust 2014-45, Class SA, IO
1.661%, due 08/25/44[7]	444,745	20,183
Trust 2014-47, Class BI, IO
1.742%, due 08/25/54[7]	676,761	33,017
Trust 2014-92, Class SB, IO
1.593%, due 01/25/45[7]	483,087	18,167
Trust 2015-073, Class ES
1 mo. USD LIBOR + 9.333%,
4.069%, due 10/25/45[2]	488,006	400,412
Trust 2015-10, Class SA, IO
1.510%, due 03/25/45[7]	394,855	16,918
Trust 2015-19, Class AI, IO
1.592%, due 04/25/55[7]	653,460	30,027
Trust 2015-47, Class GI, IO
4.000%, due 06/25/44	280,575	48,923
Trust 2015-50, Class SB, IO
1.735%, due 07/25/45[7]	2,224,845	118,364
Trust 2015-58, Class AI, IO
1.867%, due 08/25/55[7]	417,735	20,756
Trust 2015-64, Class KS, IO
1.561%, due 09/25/45[7]	532,414	27,371
Trust 2016-14, Class IO, IO
3.000%, due 03/25/46	1,400,175	218,338
Trust 2016-17, Class CS, IO
1.440%, due 04/25/46[7]	314,910	12,576
Trust 2016-20, Class EI, IO
3.000%, due 04/25/46	518,821	75,661
Trust 2016-52, Class PI, IO
3.000%, due 04/25/46	1,636,433	239,304
Trust 2016-63, Class YI, IO
3.500%, due 04/25/46	1,092,676	136,485
Trust 2016-64, Class IA, IO
3.000%, due 05/25/46	1,081,730	165,598
Trust 2016-76, Class CS, IO
1.417%, due 10/25/46[7]	137,425	5,329

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Trust 2016-M11, Class AL
2.944%, due 07/25/39	3,885,150	3,635,759
Trust 2018-64, Class ET
3.000%, due 09/25/48	1,961,095	1,863,801
Trust 4839, Class UO
0.000%, due 08/15/56[3,4]	1,026,356	760,997
Trust G92-040, Class ZC
7.000%, due 07/25/22	5,444	5,653
Trust G94-006, Class PJ
8.000%, due 05/17/24	8,886	9,496
FREMF Multifamily Aggregation Risk Transfer Trust
1 mo. USD LIBOR + 0.320%,
2.607%, due 02/25/20[2]	4,800,000	4,800,002
GMAC Mortgage Loan Trust, Series 2004-AR1, Class 12A
4.212%, due 06/25/34[7]	12,878	13,039
GNMA REMIC,
Trust 2000-035, Class F
1 mo. USD LIBOR + 0.550%,
2.830%, due 12/16/25[2]	75,689	76,254
Trust 2007-018, Class CO, PO
0.000%, due 03/20/35	29,863	24,282
Trust 2010-H01, Class FA
1 mo. USD LIBOR + 0.820%,
3.050%, due 01/20/60[2]	2,871,239	2,892,202
Trust 2013-23, Class IP, IO
3.500%, due 08/20/42	1,493,462	274,977
Trust 2013-77, Class GI, IO
3.000%, due 02/20/43	3,452,021	513,897
Trust 2013-H19, Class DF
1 mo. USD LIBOR + 0.650%,
2.764%, due 05/20/63[2]	1,287,533	1,292,417
Trust 2013-H20, Class FB
1 mo. USD LIBOR + 1.000%,
3.114%, due 08/20/63[2]	2,254,779	2,281,273
Trust 2013-H23, Class TA
1 mo. USD LIBOR + 0.720%,
2.834%, due 09/20/63[2]	920,684	926,913
Trust 2014-158, Class IA, IO
3.500%, due 10/20/29	1,155,354	124,927
Trust 2015-126, Class GS
1 mo. USD LIBOR + 9.333%,
4.069%, due 09/20/45[2]	323,052	248,416
Trust 2015-127, Class AS, IO
0.746%, due 06/20/43[7]	635,492	14,765
Trust 2015-165, Class IB, IO
3.500%, due 11/20/42	601,389	82,032
Trust 2015-166, Class SA, IO
1.221%, due 06/20/42[7]	751,219	27,129

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Trust 2015-180, Class SA, IO
1.171%, due 06/20/42[7]	818,898	27,816
Trust 2015-42, Class AI, IO
3.000%, due 05/20/39	570,722	51,936
Trust 2015-H27, Class FA
1 mo. USD LIBOR + 0.750%,
2.864%, due 09/20/65[2]	2,559,423	2,585,923
Trust 2015-H29, Class FA
1 mo. USD LIBOR + 0.700%,
2.814%, due 10/20/65[2]	472,791	473,418
Trust 2015-H29, Class FJ
1 mo. USD LIBOR + 0.680%,
2.794%, due 11/20/65[2]	2,185,301	2,202,175
Trust 2015-H30, Class FA
1 mo. USD LIBOR + 0.680%,
2.794%, due 08/20/61[2]	344,071	344,471
Trust 2015-H30, Class FB
1 mo. USD LIBOR + 0.680%,
2.794%, due 03/20/62[2]	81,151	81,198
Trust 2016-118, Class IE, IO
3.500%, due 09/20/46	86,074	15,582
Trust 2016-138, Class WI, IO
0.559%, due 08/20/45[7]	557,412	13,885
Trust 2016-180, Class WI, IO
0.495%, due 09/20/45[7]	1,148,909	28,913
Trust 2016-84, Class KS, IO
1 mo. USD LIBOR + 6.080%,
3.800%, due 11/20/45[2]	2,768,500	446,800
Trust 2016-H14, Class FA
1 mo. USD LIBOR + 0.800%,
2.914%, due 06/20/66[2]	631,325	639,585
Trust 2017-15, Class WI, IO
0.737%, due 11/20/45[7]	572,426	15,139
Trust 2017-57, Class WI, IO
0.352%, due 12/20/45[7]	324,148	6,462
GS Mortgage Securities Corp. II, Series 2015-GC30, Class A3
3.119%, due 05/10/50	5,000,000	4,801,256
GSR Mortgage Loan Trust, Series 2004-14, Class 2A1
1 mo. USD LIBOR + 0.330%,
2.611%, due 12/25/34[2]	5,358	5,049
Indymac Index Mortgage Loan Trust, Series 2005-AR2, Class 2A1A
1 mo. USD LIBOR + 0.640%,
2.921%, due 02/25/35[2]	492,719	488,733
JPMorgan Alternative Loan Trust, Series 2008-R4, Class 2A1
1 mo. USD LIBOR + 0.500%,
2.730%, due 06/27/37[2,5]	1,173,574	1,054,566
Merrill Lynch Mortgage Investors Trust,

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Series 2004-1, Class 2A2
4.120%, due 12/25/34[7]	225,519	226,506
Series 2004-A, Class A1
1 mo. USD LIBOR + 0.460%,
2.741%, due 04/25/29[2]	52,023	51,289
Morgan Stanley Mortgage Loan Trust,
Series 2004-11AR, Class 1A1
1 mo. USD LIBOR + 0.320%,
2.601%, due 01/25/35[2]	44,886	44,105
Series 2005-6AR, Class 1A1
1 mo. USD LIBOR + 0.280%,
2.561%, due 11/25/35[2]	32,524	32,643
Morgan Stanley Re-REMIC Trust,
Series 2010-R4, Class 4B
1 mo. USD LIBOR + 0.230%,
2.972%, due 02/26/37[2,5]	233,548	201,927
Series 2013-R10, Class 3A
1 mo. USD LIBOR + 0.310%,
2.526%, due 01/26/51[2,5]	293,584	291,067
Mortgage Equity Conversion Asset Trust, Series 2007-FF3, Class A
1 year CMT + 0.500%,
3.170%, due 05/25/42[2,5]	3,652,697	3,397,008
NCUA Guaranteed Notes Trust,
Series 2010-R1, Class 1A
1 mo. USD LIBOR + 0.450%,
2.729%, due 10/07/20[2]	1,268,178	1,269,857
Series 2010-R2, Class 2A
1 mo. USD LIBOR + 0.470%,
2.749%, due 11/05/20[2]	608,376	610,779
Series 2011-R2, Class 1A
1 mo. USD LIBOR + 0.400%,
2.679%, due 02/06/20[2]	250,107	250,461
Sequoia Mortgage Trust,
Series 11, Class A
1 mo. USD LIBOR + 0.900%,
3.180%, due 12/20/32[2]	392,179	380,538
Series 5, Class A
1 mo. USD LIBOR + 0.700%,
2.982%, due 10/19/26[2]	75,704	76,124
Structured ARM Loan, Series 2007-4, Class 1A2
1 mo. USD LIBOR + 0.220%,
2.501%, due 05/25/37[2]	195,152	193,457
Structured Asset Mortgage Investments, Inc., Series 2006-AR3, Class 11A1
1 mo. USD LIBOR + 0.210%,
2.491%, due 04/25/36[2]	738,757	687,765
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3
3.518%, due 04/25/45[7]	90,803	91,650

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(concluded)
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR9, Class 2A
4.409%, due 09/25/33[7]	192,479	195,750
Total collateralized mortgage obligations (cost—$93,037,385)		91,879,346

Asset-backed securities—17.96%
Allegro CLO I Ltd., Series 2013-1A, Class A1R
3 mo. USD LIBOR + 1.220%,
3.740%, due 01/30/26[2,5]	818,452	819,004
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-R9, Class M2
1 mo. USD LIBOR + 0.975%,
3.256%, due 10/25/34[2]	433,586	435,812
Series 2005-R1, Class M4
1 mo. USD LIBOR + 1.110%,
3.391%, due 03/25/35[2]	200,000	199,420
Series 2005-R11, Class M1
1 mo. USD LIBOR + 0.450%,
2.731%, due 01/25/36[2]	400,000	399,883
Amortizing Residential Collateral Trust, Series 2004-1, Class A5
1 mo. USD LIBOR + 1.000%,
3.281%, due 10/25/34[2]	199,590	200,160
Bayview Opportunity Master Fund IIIa Trust, Series 2018-RN8, Class A1
4.066%, due 09/28/33[5,8]	169,385	169,410
Bear Stearns Asset-Backed Securities Trust,
Series 2004-2, Class M1
1 mo. USD LIBOR + 1.200%,
3.481%, due 08/25/34[2]	6,655,904	6,491,760
Series 2006-2, Class M1
1 mo. USD LIBOR + 0.420%,
2.701%, due 07/25/36[2]	6,909	6,910
Cent CLO 19 Ltd., Series 2013-19A, Class A1A
3 mo. USD LIBOR + 1.330%,
3.839%, due 10/29/25[2,5]	394,116	394,388
Chase Funding Trust,
Series 2002-3, Class 2A1
1 mo. USD LIBOR + 0.640%,
2.921%, due 08/25/32[2]	160,300	157,062
Series 2002-4, Class 2A1
1 mo. USD LIBOR + 0.740%,
3.021%, due 10/25/32[2]	10,904	10,824
CIFC Funding 2015-V Ltd., Series 2015-5A, Class A1R
3 mo. USD LIBOR + 0.860%,
3.350%, due 10/25/27[2,5]	900,000	897,049
CIT Mortgage Loan Trust, Series 2007-1, Class 1A
1 mo. USD LIBOR + 1.350%,
3.631%, due 10/25/37[2,5]	1,279,543	1,293,006

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(continued)
Colombia Cent CLO Ltd., Series 2018-27A, Class A1
3 mo. USD LIBOR + 1.150%,
3.640%, due 10/25/28[2,5]	1,700,000	1,700,000
Countrywide Asset-Backed Certificates,
Series 2004-2, Class 3A4
1 mo. USD LIBOR + 0.500%,
2.781%, due 07/25/34[2]	80,086	75,383
Series 2004-4, Class M1
1 mo. USD LIBOR + 0.720%,
3.001%, due 07/25/34[2]	153,819	154,577
Series 2004-6, Class M1
1 mo. USD LIBOR + 0.900%,
3.181%, due 10/25/34[2]	182,700	181,106
CSMC, Series 2017-1
4.500%, due 03/25/21	246,625	249,259
Dryden XXV Senior Loan Fund, Series 2012-25A, Class ARR
3 mo. USD LIBOR + 0.900%,
3.336%, due 10/15/27[2,5]	3,200,000	3,200,301
EMC Mortgage Loan Trust, Series 2003-A, Class A2
1 mo. USD LIBOR + 1.500%,
3.781%, due 08/25/40[2,5]	91,477	89,892
Equifirst Loan Securitization Trust, Series 2007-1, Class A1
1 mo. USD LIBOR + 0.170%,
2.451%, due 04/25/37[2,5]	2,353,453	2,246,775
FBR Securitization Trust, Series 2005-5, Class AV24
1 mo. USD LIBOR + 0.740%,
3.021%, due 11/25/35[2]	14,622	14,622
Figueroa CLO Ltd., Series 2014-1A, Class AR
3 mo. USD LIBOR + 0.900%,
3.336%, due 01/15/27[2,5]	500,000	499,634
First Franklin Mortgage Loan Trust, Series 2005-FFH1, Class M1
1 mo. USD LIBOR + 0.450%,
2.731%, due 06/25/36[2]	94,452	94,734
Flagship VII Ltd., Series 2013-7A, Class A1R
3 mo. USD LIBOR + 1.120%,
3.589%, due 01/20/26[2,5]	226,079	226,098
Flatiron CLO Ltd., Series 2013-1A, Class A1R
3 mo. USD LIBOR + 1.160%,
3.609%, due 01/17/26[2,5]	2,169,167	2,170,357
Fremont Home Loan Trust, Series 2004-A, Class M1
1 mo. USD LIBOR + 0.825%,
3.106%, due 01/25/34[2,3]	531,778	526,614
Gallatin CLO VIII Ltd., Series 2017-1A, Class A
3 mo. USD LIBOR + 1.050%,
3.486%, due 07/15/27[2,5]	2,075,000	2,075,703

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(continued)
Green Tree Financial Corp., Series 1998-2, Class A5
6.240%, due 12/01/28	5,415	5,508
Halcyon Loan Advisors Funding Ltd., Series 2015-1A, Class AR
3 mo. USD LIBOR + 0.920%,
3.389%, due 04/20/27[2,5]	5,200,000	5,196,896
JP Morgan Mortgage Acquisition Corp.,
Series 2005-FRE1, Class A2F3
3.396%, due 10/25/35[8]	101,967	102,212
Series 2006-FRE1, Class A1
1 mo. USD LIBOR + 0.230%,
2.511%, due 05/25/35[2]	16,217	16,215
Series 2006-FRE2, Class A1
1 mo. USD LIBOR + 0.180%,
2.461%, due 02/25/36[2]	20,352	20,346
JP Morgan Mortgage Acquisition Trust,
Series 2006-ACC1, Class A1
1 mo. USD LIBOR + 0.160%,
2.441%, due 05/25/36[2]	50,246	50,210
Series 2006-ACC1, Class M1
1 mo. USD LIBOR + 0.270%,
2.551%, due 05/25/36[2]	300,000	295,074
Series 2006-CH1, Class A5
1 mo. USD LIBOR + 0.230%,
2.511%, due 07/25/36[2]	53,108	53,034
Series 2007-CH2, Class AV1
1 mo. USD LIBOR + 0.160%,
2.441%, due 01/25/37[2]	88,594	88,527
KVK CLO Ltd.,
Series 2013-1A, Class AR
3 mo. USD LIBOR + 0.900%,
3.336%, due 01/15/28[2,5]	2,900,000	2,895,273
Series 2013-2A, Class AR
3 mo. USD LIBOR + 1.150%,
3.586%, due 01/15/26[2,5]	250,781	250,909
LCM XX LP, Series 20A, Class AR
3 mo. USD LIBOR + 1.040%,
3.379%, due 10/20/27[2,5]	250,000	249,998
Madison Park Funding XII Ltd., Series 2014-12A, Class AR
3 mo. USD LIBOR + 1.260%,
3.729%, due 07/20/26[2,5]	3,414,287	3,416,680
Merrill Lynch Mortgage Investors Trust, Series 2006-FF1, Class M3
1 mo. USD LIBOR + 0.310%,
2.591%, due 08/25/36[2]	300,000	299,808
Morgan Stanley ABS Capital I, Inc., Series 2005-WMC6, Class M3
1 mo. USD LIBOR + 0.765%,
3.046%, due 07/25/35[2]	235,715	236,744

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(continued)
Morgan Stanley Home Equity Loan Trust, Series 2005-1, Class M4
1 mo. USD LIBOR + 1.050%,
3.331%, due 12/25/34[2]	400,000	400,945
NYMT Residential, Series 2016-RP1, Class A
4.000%, due 03/25/21[5,8]	115,449	115,068
Oak Hill Credit Partners X Ltd., Series 2014-10A, Class AR
3 mo. USD LIBOR + 1.130%,
3.599%, due 07/20/26[2,5]	1,445,145	1,445,795
Octagon Investment Partners XXIII Ltd., Series 2015-1A, Class A1R
3 mo. USD LIBOR + 0.850%,
3.286%, due 07/15/27[2,5]	400,000	398,423
Option One Mortgage Loan Trust, Series 2007-4, Class 2A2
1 mo. USD LIBOR + 0.180%,
2.461%, due 04/25/37[2]	67,924	46,580
OZLM XIII Ltd., Series 2015-13A, Class A1R
3 mo. USD LIBOR + 1.080%,
3.600%, due 07/30/27[2,5]	500,000	499,999
Palmer Square Loan Funding Ltd., Series 2018-4A, Class A1
3 mo. USD LIBOR + 0.900%,
3.150%, due 11/15/26[2,5]	500,000	501,115
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-WHQ3, Class M4
1 mo. USD LIBOR + 0.945%,
3.226%, due 06/25/35[2]	200,000	199,898
RAAC, Series 2005-SP3 Trust, Series 2005-SP3, Class M1
1 mo. USD LIBOR + 0.530%,
2.811%, due 12/25/35[2]	800,284	799,451
RASC, Series 2005-KS11 Trust, Series 2005-KS11, Class M2
1 mo. USD LIBOR + 0.420%,
2.701%, due 12/25/35[2]	400,000	398,776
Renaissance Home Equity Loan Trust, Series 2003-2, Class A
1 mo. USD LIBOR + 0.880%,
3.161%, due 08/25/33[2]	178,221	174,103
Saxon Asset Securities Trust, Series 2005-3, Class M3
1 mo. USD LIBOR + 0.750%,
3.031%, due 11/25/35[2]	2,100,000	1,982,774
SLM Student Loan Trust, Series 2010-A, Class 2A
1 mo. USD LIBOR + 3.250%,
5.530%, due 05/16/44[2,5]	284,179	288,894
Sound Point CLO IX Ltd., Series 2015-2A, Class AR
3 mo. USD LIBOR + 0.880%,
3.349%, due 07/20/27[2,5]	400,000	399,154
Sound Point CLO VIII Ltd., Series 2015-1A, Class AR
3 mo. USD LIBOR + 0.860%,
3.296%, due 04/15/27[2,5]	1,900,000	1,895,647

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(concluded)
Specialty Underwriting & Residential Financing, Series 2003-BC1, Class A
1 mo. USD LIBOR + 0.680%,
2.961%, due 01/25/34[2]	63,563	61,286
Staniford Street CLO Ltd., Series 2014-1A, Class AR
3 mo. USD LIBOR + 1.180%,
3.514%, due 06/15/25[2,5]	305,788	305,885
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-EQ1A, Class A1
1 mo. USD LIBOR + 0.135%,
2.416%, due 07/25/36[2,5]	268,628	261,273
Structured Asset Securities Corp. Trust, Series 2005-AR1, Class M2
1 mo. USD LIBOR + 0.460%,
2.741%, due 09/25/35[2]	1,700,000	1,606,933
Symphony CLO XIV Ltd., Series 2014-14A, Class A1R
3 mo. USD LIBOR + 1.280%,
3.716%, due 07/14/26[2,5]	971,558	972,310
Symphony CLO XVII Ltd., Series 2016-17A, Class AR
3 mo. USD LIBOR + 0.880%,
3.316%, due 04/15/28[2,5]	500,000	499,700
Telos CLO Ltd., Series 2014-5A, Class A1R
3 mo. USD LIBOR + 0.950%,
3.399%, due 04/17/28[2,5]	3,750,000	3,746,040
Tralee CLO III Ltd., Series 2013-1A, Class AR
3 mo. USD LIBOR + 1.030%,
3.499%, due 10/20/27[2,5]	6,800,000	6,801,816
Tralee CLO V Ltd., Series 2018-5A, Class A1
3 mo. USD LIBOR + 1.110%,
3.869%, due 10/20/28[2,3,5]	1,100,000	1,100,000
Venture CLO Ltd., Series 2018-35A, Class AS
3 mo. USD LIBOR + 1.150%,
3.599%, due 10/22/31[2,3,5,6]	1,000,000	1,000,000
Venture XX CLO Ltd., Series 2015-21A, Class AR
3 mo. USD LIBOR + 0.880%,
3.316%, due 07/15/27[2,5]	1,100,000	1,097,739
VOLT LIX LLC, Series 2017-NPL7, Class A1
3.250%, due 06/25/47[5,8]	1,289,825	1,279,477
Wellfleet CLO Ltd., Series 2015-1A, Class A1R
3 mo. USD LIBOR + 1.140%,
3.609%, due 10/20/27[2,5]	1,100,000	1,099,991
Zais CLO Ltd., Series 2014-1A, Class A1AR
3 mo. USD LIBOR + 1.150%,
3.586%, due 04/15/28[2,5]	1,100,000	1,099,987
Total asset-backed securities (cost—$67,300,310)		68,636,236

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Commercial mortgage-backed securities—0.32%
FHLMC Multifamily Structured Pass-Through Certificates,
Series KF05, Class A
1 mo. USD LIBOR + 0.350%,
2.611%, due 09/25/21[2]	181,602	181,488
Series KF06, Class A
1 mo. USD LIBOR + 0.330%,
2.591%, due 11/25/21[2]	327,284	326,976
Series KP03, Class A2
1.780%, due 07/25/19	721,287	715,931
Total commercial mortgage-backed securities (cost—$1,232,904)		1,224,395

Stripped mortgage-backed securities—0.43%
FHLMC Multifamily Structured Pass-Through Certificates,
Series K005, Class AX, IO
1.346%, due 11/25/19[7]	21,546,370	259,054
Series K006, Class AX1, IO
0.944%, due 01/25/20[7]	12,249,741	104,599
Series K014, Class X1, IO
1.149%, due 04/25/21[7]	7,051,570	172,267
Series K027, Class X1, IO
0.783%, due 01/25/23[7]	6,543,307	174,747
Series K712, Class X1, IO
1.329%, due 11/25/19[7]	3,588,345	35,060
Series KAIV, Class X1, IO
1.275%, due 06/25/21[7]	4,381,139	108,493
FHLMC REMIC,
Series 0013, Class B, IO
7.000%, due 06/25/23	26,843	3,265
Series 2136, Class GD, IO
7.000%, due 03/15/29	2,835	523
Series 2178, Class PI, IO
7.500%, due 08/15/29	15,772	3,428
FNMA Aces, Trust 2013-M5, Class X2, IO
2.166%, due 01/25/22[7]	1,483,690	48,111
FNMA REMIC, Series 2014-84, Class AI, IO
1 mo. USD LIBOR + 6.150%,
0.200%, due 02/25/43[2]	605,761	6,061
GNMA REMIC, Trust 2011-92, Class IX, IO
0.727%, due 11/16/44[7]	108,213	48,229

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Stripped mortgage-backed securities—(concluded)
KGS Alpha SBA, Series 2012, IO
0.997%, due 04/25/38[4,5,7,9]	25,345,025	665,333
Total stripped mortgage-backed securities (cost—$1,896,401)		1,629,170

Short-term US government obligation—0.02%[10]
US Treasury Bill
2.162%, due 12/13/18 (cost—$91,773)	92,000	91,769

Number of shares
Short-term investment—0.19%
Investment company—0.19%
State Street Institutional U.S. Government Money Market Fund (cost—$735,382)	735,382	735,382

	Number of contracts	Notional amount
Swaptions purchased[3]—0.09%
Put swaptions—0.09%
3 Month USD LIBOR Interest Rate Swap, strike @ 3.550%, expires 01/31/19 (Counterparty MSCI; receive fixed rate); underlying swap terminates 02/04/29	2,900,000	USD	2,900,000	8,630
3 Month USD LIBOR Interest Rate Swap, strike @ 3.650%, expires 02/04/19 (Counterparty MSCI; receive fixed rate); underlying swap terminates 02/06/29	8,000,000	USD	8,000,000	15,105
3 Month USD LIBOR Interest Rate Swap, strike @ 3.650%, expires 02/13/19 (Counterparty CITI; receive fixed rate); underlying swap terminates 02/15/29	2,000,000	USD	2,000,000	4,529
3 Month USD LIBOR Interest Rate Swap, strike @ 3.200%, expires 04/30/19 (Counterparty MSCI; receive fixed rate); underlying swap terminates 05/02/20	78,000,000	USD	78,000,000	81,962
3 Month USD LIBOR Interest Rate Swap, strike @ 3.440%, expires 12/13/18 (Counterparty JPMCB; receive fixed rate); underlying swap terminates 12/17/28	1,500,000	USD	1,500,000	3,327
3 Month USD LIBOR Interest Rate Swap, strike @ 3.440%, expires 12/13/18 (Counterparty BNP; receive fixed rate); underlying swap terminates 12/17/28	1,000,000	USD	1,000,000	2,218
3 Month USD LIBOR Interest Rate Swap, strike @ 3.400%, expires 01/04/19 (Counterparty GS; receive fixed rate); underlying swap terminates 01/08/29	53,000,000	USD	53,000,000	234,117
Total swaptions purchased (cost—$509,040)				349,888
Total investments before investments sold short (cost—$717,707,619)—185.50%				708,833,605

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Investments sold short—(23.97)%
FHLMC TBA
5.500%	(2,000,000)	(2,116,719)
FNMA TBA
3.000%	(1,550,000)	(1,521,119)
3.500%	(15,250,000)	(14,845,518)
4.000%	(48,900,000)	(48,846,170)
4.500%	(13,000,000)	(13,292,051)
5.000%	(3,500,000)	(3,652,305)
5.500%	(500,000)	(529,941)
GNMA TBA
3.000%	(5,000,000)	(4,784,031)
3.500%	(500,000)	(490,925)
4.000%	(1,500,000)	(1,509,415)
Total investments sold short (proceeds—$91,751,567)		(91,588,194)
Liabilities in excess of other assets—(61.53)%		(235,119,601)
Net assets—100.00%		$382,125,810

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

Options written

Notional amount($)	Number of contracts	Call options	Counterparty	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
3,986,400	4,000,000	FNMA TBA, 3.500%, strike @ 99.66	JPMCB	11/06/18	12,344	—	12,344
1,016,300	1,000,000	FNMA TBA, 4.000%, strike @ 101.63	JPMCB	12/06/18	1,055	(236)	819
995,900	1,000,000	FNMA TBA, 3.500%, strike @ 99.59	CITI	11/06/18	937	—	937
1,508,700	1,500,000	FNMA TBA, 4.000%, strike @ 100.58	CITI	01/07/19	3,516	(4,059)	(543)
4,388,400	4,500,000	FNMA TBA, 3.500%, strike @ 97.52	JPMCB	01/07/19	18,281	(21,175)	(2,894)
1,964,000	2,000,000	FNMA TBA, 3.500%, strike @ 98.20	CITI	01/07/19	5,937	(4,742)	1,195
5,828,400	6,000,000	FNMA TBA, 3.500%, strike @ 97.14	CITI	01/07/19	38,437	(39,019)	(582)
1,511,250	1,500,000	FNMA TBA, 4.000%, strike @ 100.75	JPMCB	12/06/18	3,047	(1,961)	1,086
975,300	1,000,000	FNMA TBA, 3.500%, strike @ 97.53	JPMCB	01/07/19	4,141	(4,639)	(498)
3,900,800	4,000,000	FNMA TBA, 3.500%, strike @ 97.52	CITI	01/07/19	19,375	(18,822)	553
490,700	500,000	FNMA TBA, 3.500%, strike @ 98.14	JPMCB	12/06/18	1,250	(998)	252
1,511,550	1,500,000	FNMA TBA, 4.000%, strike @ 100.77	JPMCB	01/07/19	3,516	(3,249)	267
1,486,200	1,500,000	FNMA TBA, 3.500%, strike @ 99.08	JPMCB	12/06/18	4,687	(789)	3,898
211,820	178,000	US Treasury Note 10 Year Futures, strike @ 119.00	CSI	11/23/18	83,224	(50,063)	33,161
					199,747	(149,752)	49,995

		Put options
1,218,500	1,250,000	FNMA TBA, 3.500%, strike @ 97.48	JPMCB	12/06/18	2,881	(8,092)	(5,211)
960,300	1,000,000	FNMA TBA, 3.500%, strike @ 96.03	JPMCB	01/07/19	3,204	(2,465)	739
998,000	1,000,000	FNMA TBA, 4.000%, strike @ 99.80	JPMCB	12/06/18	1,562	(3,999)	(2,437)
996,300	1,000,000	FNMA TBA, 4.000%, strike @ 99.63	JPMCB	12/06/18	1,563	(3,273)	(1,710)
1,478,700	1,500,000	FNMA TBA, 4.000%, strike @ 98.58	CITI	01/07/19	5,273	(3,406)	1,867
1,481,550	1,500,000	FNMA TBA, 4.000%, strike @ 98.77	JPMCB	01/07/19	4,453	(3,990)	463
					18,936	(25,225)	(6,289)
					218,683	(174,977)	43,706

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

Swaptions written

Notional amount (000)		Number of contracts	Call swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation($)
USD	14,400	14,400,000	3 Month USD LIBOR Interest Rate Swap, strike @ 2.968%, terminating 11/15/28	BNP	Pay	11/13/18	59,256	(1,338)	57,918

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation($)
US Treasury futures sell contracts:
28	USD	US Treasury Note 10 Year Futures	December 2018	(3,359,533)	(3,316,250)	43,283

Interest rate swap agreements

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[11]	Payments received by the Portfolio[11]	Upfront payments received (made)($)	Value($)	Unrealized appreciation($)
GSI	USD	1,500	11/16/18	Annual	10 Year USD Constant Maturity Swap Rate plus 0.693%	CMM30_FNMA	—	16	16
GSI	USD	1,500	11/19/18	Annual	10 Year USD Constant Maturity Swap Rate plus 0.690%	CMM30_FNMA	—	8	8
GSI	USD	1,000	12/13/18	Annual	10 Year USD Constant Maturity Swap Rate plus 0.708%	CMM30_FNMA	—	9	9
JPMCB	USD	1,500	11/19/18	Annual	10 Year USD Constant Maturity Swap Rate plus 0.720%	CMM30_FNMA	—	339	339
							—	372	372

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)[11]	Payments received by the Portfolio(%)[11]	Value($)	Unrealized appreciation (depreciation)($)
USD	3,400	12/20/47	Quarterly	2.750	3 Month USD LIBOR	357,450	487,567
USD	2,500	09/07/27	Quarterly	2.050	3 Month USD LIBOR	229,501	229,501
USD	14,400	06/20/48	Quarterly	2.500	3 Month USD LIBOR	2,247,247	932,537
USD	2,400	06/20/28	Quarterly	2.250	3 Month USD LIBOR	186,286	19,365
USD	2,500	06/18/28	Quarterly	2.720	3 Month USD LIBOR	91,317	91,317
USD	5,200	12/19/25	Semi-Annual	3 Month USD LIBOR	2.750	(147,441)	(78,497)
USD	4,300	12/19/23	Quarterly	2.750	3 Month USD LIBOR	83,172	15,169
USD	1,800	10/25/28	Semi-Annual	3 Month USD LIBOR	3.228	1,793	1,793
USD	17,300	10/16/28	Semi-Annual	3 Month USD LIBOR	3.183	(52,866)	(52,866)
USD	11,100	06/30/25	Quarterly	2.400	3 Month USD LIBOR	451,857	451,857
						3,448,316	2,097,743

Total return swap agreements

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[11]	Payments received by the Portfolio(%)[11]	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
DB	USD	1,289	01/12/38	Monthly	1 Month USD LIBOR	6.500	4,121	(2,863)	1,258
DB	USD	502	01/12/39	Monthly	1 Month USD LIBOR	5.500	134	(895)	(761)
JPMCB	USD	562	01/12/39	Monthly	1 Month USD LIBOR	6.000	(2,643)	(2,128)	(4,771)
							1,612	(5,886)	(4,274)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government obligations	—	10,632,067	—	10,632,067
Government national mortgage association certificates	—	142,667,948	—	142,667,948
Federal home loan mortgage corporation certificates	—	120,057,285	—	120,057,285
Federal housing administration certificates	—	55,253	—	55,253
Federal national mortgage association certificates	—	270,874,866	—	270,874,866
Collateralized mortgage obligations	—	84,820,849	7,058,497	91,879,346
Asset-backed securities	—	68,636,236	—	68,636,236
Commercial mortgage-backed securities	—	1,224,395	—	1,224,395
Stripped mortgage-backed securities	—	963,837	665,333	1,629,170
Short-term US government obligation	—	91,769	—	91,769
Short-term investment	—	735,382	—	735,382
Swaptions purchased	—	349,888	—	349,888
Futures contracts	43,283	—	—	43,283
Swap agreements	—	3,648,995	—	3,648,995
Total	43,283	704,758,770	7,723,830	712,525,883

Liabilities
Investments sold short	—	(91,588,194)	—	(91,588,194)
Options written	(50,063)	(124,914)	—	(174,977)
Swaptions written	—	(1,338)	—	(1,338)
Swap agreements	—	(206,193)	—	(206,193)
Total	(50,063)	(91,920,639)	—	(91,970,702)

At October 31, 2018, there were no transfers between Level 1 and Level 2.

Level 3 rollforward disclosure

The following is a rollforward of the Portfolio’s investment that was valued using unobservable inputs for the period ended October 31, 2018:

	Collateralized mortgage obligations	Asset-backed securities	Stripped mortgage-backed securities	Total
Beginning balance	$—	$3,405,484	$718,739	$4,124,223
Purchases	7,105,755	—	—	7,105,755
Sales/paydown	—	(3,405,484)	—	(3,405,484)
Accrued discounts/(premiums)	14	—	(8,071)	(8,057)
Total realized gain/(loss)	—	—	(97,569)	(97,569)
Net change in unrealized appreciation/depreciation	(47,272)	—	52,234	4,962
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Ending balance	$7,058,497	$—	$665,333	$7,723,830

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at October 31, 2018 was $(39,724).

Portfolio footnotes

†                      Amount represents less than 0.005%.

1                      Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.

2                      Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

3                      Illiquid investment at period end. Illiquid assets, in the amount of $24,900,733, represented 6.52% of the Fund’s net assets at period end.

4                      Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

5                      Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $77,807,600, represented 20.36% of the Fund’s net assets at period end.

6                      Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

7                      Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

8                      Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.

9                      Security is being fair valued by a valuation committee under the direction of the board of trustees.

10               Rate shown is the discount rate at the date of purchase unless otherwise noted.

11               Payments made or received are based on the notional amount.

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
US government obligations—13.29%
US Treasury Bonds
3.000%, due 02/15/47	6,234,000	5,794,454
3.000%, due 02/15/48	1,030,000	955,084
3.000%, due 08/15/48	4,595,000	4,261,145
3.125%, due 11/15/41	3,015,000	2,898,993
3.125%, due 05/15/48	580,000	551,430
3.625%, due 08/15/43	2,095,000	2,177,982
3.625%, due 02/15/44	6,540,000	6,802,366
4.750%, due 02/15/37	4,280,000	5,160,911
US Treasury Inflation Index Bond
1.000%, due 02/15/48	383,434	354,936
US Treasury Inflation Index Note
0.750%, due 07/15/28	2,003,938	1,940,166
US Treasury Notes
2.000%, due 12/31/21	95,000	92,310
2.125%, due 12/31/21	845,000	824,304
2.500%, due 05/31/20	4,990,000	4,963,685
2.750%, due 05/31/23	2,005,000	1,986,360
2.875%, due 10/31/23	935,000	930,398
2.875%, due 05/15/28	2,415,000	2,361,417
2.875%, due 08/15/28	3,985,000	3,893,314
3.000%, due 10/31/25	1,550,000	1,543,098
Total US government obligations (cost—$49,148,699)		47,492,353

Federal home loan bank certificate—0.20%
FHLB
4.000%, due 09/01/28 (cost—$679,166)	680,000	707,150

Federal home loan mortgage corporation certificates—6.89%
FHLMC
3.000%, due 09/01/27	58,904	57,786
3.000%, due 07/01/28	32,693	32,072
3.000%, due 10/01/43	509,464	486,365
3.000%, due 10/01/46	2,385,180	2,262,747
3.500%, due 04/01/42	19,736	19,391
3.500%, due 08/01/42	29,989	29,466
3.500%, due 11/01/42	11,642	11,440
3.500%, due 12/01/43[1]	633,277	622,231
3.500%, due 01/01/44[1]	2,791,032	2,742,379
3.500%, due 04/01/44	74,579	73,279
3.500%, due 06/01/44	9,988	9,815
3.500%, due 07/01/46	354,393	347,573

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Federal home loan mortgage corporation certificates—(concluded)
3.500%, due 07/01/47	16,904	16,578
3.500%, due 10/01/47	92,908	91,052
3.500%, due 12/01/47	1,252,055	1,222,908
3.500%, due 01/01/48	398,500	389,059
4.000%, due 09/01/40	44,859	45,257
4.000%, due 07/01/44	39,496	39,810
4.000%, due 07/01/46	47,365	47,559
4.000%, due 08/01/46	27,448	27,561
4.000%, due 09/01/46	3,700	3,708
4.000%, due 10/01/46	7,631	7,648
4.000%, due 01/01/47	1,061,805	1,070,264
4.000%, due 02/01/47	117,331	117,812
4.000%, due 08/01/47	318,801	320,993
4.000%, due 06/01/48	1,360,287	1,369,922
4.500%, due 08/01/48	266,943	276,156
5.000%, due 02/01/42[1]	744,558	786,408
5.000%, due 09/01/43	255,535	268,548
6.250%, due 07/15/32	302,000	391,375
6.750%, due 03/15/31	82,000	108,556
FHLMC TBA
2.500%	2,690,000	2,573,784
3.000%	6,114,000	5,836,833
3.500%	431,000	430,874
4.000%	944,000	944,327
4.500%	1,498,000	1,534,112
Total federal home loan mortgage corporation certificates (cost—$24,961,267)		24,615,648

Federal national mortgage association certificates—23.22%
FNMA
2.000%, due 10/01/31	25,148	23,454
2.000%, due 11/01/31[1]	319,748	298,211
2.000%, due 12/01/31	33,543	31,284
2.000%, due 03/01/32[1]	205,314	191,486
2.500%, due 04/01/32[1]	5,398,699	5,171,275
3.000%, due 10/01/29	54,197	53,382
3.000%, due 09/01/31	51,289	50,382
3.000%, due 09/01/32	96,594	95,252
3.000%, due 11/01/46	584,997	557,684
3.000%, due 03/01/47[1]	6,565,605	6,231,257
3.000%, due 04/01/47	2,961,913	2,805,675
3.500%, due 12/01/29[1]	59,518	59,708
3.500%, due 08/01/30[1]	247,954	248,307
3.500%, due 02/01/32[1]	512,289	513,022

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Federal national mortgage association certificates—(continued)
3.500%, due 04/01/32[1]	1,145,715	1,151,187
3.500%, due 05/01/32[1]	826,821	828,003
3.500%, due 04/01/42[1]	3,853	3,786
3.500%, due 12/01/42[1]	6,992	6,869
3.500%, due 05/01/43[1]	9,846	9,674
3.500%, due 07/01/43[1]	63,537	62,416
3.500%, due 11/01/43[1]	14,222	13,972
3.500%, due 12/01/43[1]	14,987,361	14,724,448
3.500%, due 01/01/44[1]	11,899	11,700
3.500%, due 05/01/44[1]	14,691	14,434
3.500%, due 02/01/45[1]	7,624	7,490
3.500%, due 07/01/45[1]	37,264	36,576
3.500%, due 08/01/45[1]	7,960	7,783
3.500%, due 10/01/45[1]	68,287	67,150
3.500%, due 11/01/45	88,915	87,212
3.500%, due 12/01/45	38,160	37,437
3.500%, due 04/01/46	84,803	82,921
3.500%, due 06/01/46	50,676	49,523
3.500%, due 11/01/46	504,995	493,445
3.500%, due 12/01/46	21,495	20,993
3.500%, due 01/01/47	37,316	36,577
3.500%, due 02/01/47	129,847	127,174
3.500%, due 05/01/47	22,495	22,062
3.500%, due 06/01/47	57,585	56,209
3.500%, due 07/01/47	41,798	40,852
3.500%, due 11/01/47	55,329	54,229
3.500%, due 12/01/47	478,607	467,863
3.500%, due 01/01/48	314,093	307,063
4.000%, due 09/01/33	29,886	30,456
4.000%, due 10/01/33	448,595	457,426
4.000%, due 11/01/33	640,213	652,813
4.000%, due 01/01/42[1]	742,376	748,030
4.000%, due 02/01/42[1]	3,560,195	3,587,311
4.000%, due 03/01/43[1]	50,454	50,839
4.000%, due 10/01/43[1]	175,027	176,359
4.000%, due 08/01/44[1]	107,572	108,715
4.000%, due 01/01/45[1]	264,695	267,095
4.000%, due 05/01/45[1]	83,598	84,486
4.000%, due 04/01/46[1]	1,179,119	1,187,752
4.000%, due 06/01/46[1]	1,904,351	1,916,845
4.000%, due 07/01/46[1]	1,587,141	1,594,592
4.000%, due 07/01/46	1,817,265	1,822,250
4.000%, due 09/01/46	1,270,190	1,278,446

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Federal national mortgage association certificates—(concluded)
4.000%, due 11/01/46	37,370	37,652
4.000%, due 12/01/46	307,102	309,078
4.000%, due 01/01/47	336,790	339,047
4.000%, due 03/01/47	794,170	797,580
4.000%, due 05/01/47	79,236	79,406
4.000%, due 07/01/47	229,851	230,627
4.000%, due 08/01/47	142,505	143,081
4.000%, due 12/01/47	103,618	104,437
4.000%, due 02/01/48	569,116	570,783
4.000%, due 03/01/48	321,253	323,855
4.000%, due 04/01/48	1,888,220	1,896,667
4.500%, due 04/01/41	3,923,982	4,065,198
4.500%, due 11/01/45	15,349	15,902
4.500%, due 12/01/45	83,946	86,550
4.500%, due 07/01/46	173,447	179,913
4.500%, due 10/01/47	57,383	59,442
4.500%, due 12/01/47	119,676	123,446
4.500%, due 05/01/48	844,177	873,344
4.500%, due 08/01/48	988,792	1,013,379
5.000%, due 09/01/31	445,777	468,671
5.000%, due 01/01/44	87,704	92,146
5.000%, due 03/01/44	207,297	217,242
FNMA TBA
3.000%	4,533,410	4,336,985
3.500%	11,171,739	10,881,334
4.000%	1,358,000	1,367,102
4.500%	4,558,000	4,659,576
5.000%	563,000	587,499
Total federal national mortgage association certificates (cost—$85,754,135)		82,982,784

Government national mortgage association certificates—15.03%
GNMA
3.000%, due 02/15/45	141,814	136,257
3.000%, due 04/20/45	353,269	339,147
3.000%, due 07/20/45	52,194	50,092
3.000%, due 10/20/45	93,438	89,655
3.000%, due 04/20/46	1,900,825	1,822,086
3.000%, due 05/20/46	23,038	22,108
3.000%, due 06/20/46	298,709	286,151
3.000%, due 07/20/46	598,661	573,584
3.000%, due 08/20/46[1]	2,705,361	2,591,619
3.000%, due 09/20/46	1,194,503	1,144,831
3.000%, due 11/20/46	24,634	23,586

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Government national mortgage association certificates—(continued)
3.000%, due 12/20/46	70,756	67,737
3.000%, due 01/20/47	61,026	58,419
3.000%, due 03/20/47	135,121	129,426
3.000%, due 04/20/47	77,908	74,573
3.000%, due 07/20/47	57,602	55,122
3.500%, due 04/20/43	89,380	88,303
3.500%, due 05/20/43	89,069	87,996
3.500%, due 05/20/45	509,934	502,216
3.500%, due 03/20/46[1]	8,268,131	8,140,437
3.500%, due 04/20/46	3,225,902	3,175,086
3.500%, due 05/20/46	611,745	602,014
3.500%, due 06/20/46	1,187,163	1,167,913
3.500%, due 07/20/46	231,970	228,173
3.500%, due 09/20/46	4,490,230	4,416,032
4.000%, due 04/20/39	4,995	5,073
4.000%, due 04/20/42	104,891	106,532
4.000%, due 08/20/44	878,979	891,646
4.000%, due 06/15/47	27,416	27,781
4.000%, due 09/15/47	41,176	41,724
4.000%, due 10/15/47	173,090	175,392
4.000%, due 11/15/47	31,492	31,911
4.000%, due 12/15/47	95,623	96,895
4.000%, due 01/15/48	207,449	210,210
4.500%, due 07/20/40	10,745	11,180
4.500%, due 08/20/40	10,587	11,016
4.500%, due 09/20/40	16,398	17,025
4.500%, due 10/20/40	18,437	19,184
4.500%, due 06/20/44	536,030	558,618
4.500%, due 03/15/47	33,196	34,311
4.500%, due 04/15/47	86,900	89,985
4.500%, due 05/15/47	31,309	32,460
4.500%, due 08/20/48[1]	1,581,781	1,624,272
4.500%, due 09/20/48[1]	5,664,405	5,819,382
GNMA TBA
3.000%	500,000	477,969
4.000%	10,313,500	10,367,341
4.500%[1]	5,781,000	5,929,703

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Government national mortgage association certificates—(concluded)
5.000%	1,200,000	1,245,844
Total government national mortgage association certificates (cost—$54,280,814)		53,698,017

Collateralized mortgage obligations—6.56%
BAMLL Commercial Mortgage Securities Trust, Series 2017-SCH, Class AL
1 mo. USD LIBOR + 0.900%,
3.180%, due 11/15/32[2,3,4]	1,150,000	1,148,687
CD Mortgage Trust, Series 2017-CD3, Class A4
3.631%, due 02/10/50	545,000	531,833
Commercial Mortgage Pass-Through Certificates,
Series 2006-GG7, Class AM
5.667%, due 07/10/38[5]	57,836	57,821
Series 2013-GAM, Class A2
3.367%, due 02/10/28[3]	1,090,000	1,075,450
Series 2014-CR16, Class A4
4.051%, due 04/10/47	145,000	147,194
Series 2014-PAT, Class A
1 mo. USD LIBOR + 0.800%,
3.081%, due 08/13/27[2,3]	915,000	914,716
Series 2018-COR3, Class A3
4.228%, due 05/10/51	179,000	180,201
Core Industrial Trust, Series 2015-TEXW, Class A
3.077%, due 02/10/34[3]	1,721,982	1,701,163
CSMC Trust, Series 2017-CALI, Class A
3.431%, due 11/10/32[3]	260,000	254,821
DBGS BIOD Mortgage Trust, Series 2018-C1, Class A4
4.466%, due 10/15/51	480,000	493,431
FHLMC Multifamily Structured Pass Through Certificates,
Series K075, Class A2
3.650%, due 02/25/28[5]	230,000	228,314
Series K038, Class X1, IO
1.165%, due 03/25/24[5]	2,578,596	130,936
Series KC02, Class A2
3.370%, due 07/25/25	670,000	659,198
FHLMC REMIC,
Trust 2626, Class A
4.000%, due 06/15/33	119,263	120,865
Trust 3990, Class VA
3.500%, due 01/15/25	225,689	225,257
Trust 4213, Class VE
3.500%, due 06/15/26	221,964	223,382
Trust 4248, Class FL
1 mo. USD LIBOR + 0.450%,
2.730%, due 05/15/41[2]	253,526	255,046

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Trust 4316, Class XZ
4.500%, due 03/15/44	374,719	385,909
Trust 4323, Class CA
4.000%, due 03/15/40	207,082	210,224
Trust 4325, Class MA
4.000%, due 09/15/39	629,159	637,844
Trust 4328, Class DA
4.000%, due 01/15/36	652,421	662,376
Trust 4336, Class MA
4.000%, due 01/15/40	550,677	557,463
Trust 4443, Class BA
3.500%, due 04/15/41	95,089	94,515
Trust 4447, Class PA
3.000%, due 12/15/44	90,945	88,615
Trust 4606, Class FB
1 mo. USD LIBOR + 0.500%,
2.780%, due 08/15/46[2]	363,322	366,693
FNMA Connecticut Avenue Securities,
Series 2016-C04, Class 1M1
1 mo. USD LIBOR + 1.450%,
3.731%, due 01/25/29[2]	161,685	162,695
Series 2016-C05, Class 2M1
1 mo. USD LIBOR + 1.350%,
3.631%, due 01/25/29[2]	84,425	84,624
Series 2016-C06, Class 1M1
1 mo. USD LIBOR + 1.300%,
3.581%, due 04/25/29[2]	124,827	125,714
FNMA REMIC,
Trust 2011-8, Class ZA
4.000%, due 02/25/41	2,188,385	2,196,572
Trust 2013-112, Class HQ
4.000%, due 11/25/43	69,432	70,471
Trust 2014-12, Class GV
3.500%, due 03/25/27	138,103	136,821
Trust 2014-48, Class AB
4.000%, due 10/25/40	155,392	157,216
Trust 2015-20, Class EV
3.500%, due 07/25/26	252,493	252,335
Trust 2015-58, Class JP
2.500%, due 03/25/37	132,588	130,339
Trust 2015-62, Class VA
4.000%, due 10/25/26	75,193	77,080
Trust 2016-48, Class UF
1 mo. USD LIBOR + 0.400%,
2.681%, due 08/25/46[2]	619,194	622,514
Trust 2016-62, Class FC
1 mo. USD LIBOR + 0.500%,
2.781%, due 09/25/46[2]	290,451	292,149

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Trust 2016-74, Class GF
1 mo. USD LIBOR + 0.500%,
2.781%, due 10/25/46[2]	364,593	366,674
FREMF Mortgage Trust, Series 2013-K712, Class B
3.358%, due 05/25/45[3,5]	110,000	109,820
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX
3.382%, due 12/15/34[3,5]	1,025,000	1,017,406
GNMA,
Trust 2014-131, Class BW
3.789%, due 05/20/41[5]	73,514	75,826
Trust 2015-3, Class ZD
4.000%, due 01/20/45	667,888	666,448
InTown Hotel Portfolio Trust, Series 2018-STAY, Class A
1 mo. USD LIBOR + 0.700%,
2.980%, due 01/15/33[2,3]	320,000	319,804
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class A5
3.914%, due 01/15/49	800,000	799,474
JP Morgan Mortgage Trust,
Series 2017-1, Class A4
3.500%, due 01/25/47[3,5]	796,857	789,786
Series 2017-2, Class A6
3.000%, due 05/25/47[3,5]	587,561	574,816
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class D
5.446%, due 09/12/42[5]	575,314	583,229
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A4
3.779%, due 05/15/48[5]	520,000	516,764
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1
3.750%, due 11/25/56[3,5]	136,782	135,776
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2B
4.144%, due 01/05/43[3,5]	515,000	476,524
Shellpoint Co-Originator Trust, Series 2016-1, Class 2A3
3.000%, due 10/25/31[3,5]	304,390	297,184
Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class A
1 mo. USD LIBOR + 0.750%,
3.031%, due 11/11/34[2,3]	86,558	86,532
Velocity Commercial Capital Loan Trust, Series 2016-2, Class AFX
2.997%, due 10/25/46[5]	93,697	92,863
Wells Fargo Commercial Mortgage Trust,
Series 2018-C44, Class A5
4.212%, due 05/15/51	445,000	448,863
Series 2018-C46, Class A4
4.152%, due 08/15/51	170,000	170,497

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(concluded)
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A3FL
1 mo. USD LIBOR + 0.950%,
3.240%, due 03/15/44[2,3]	251,865	252,864
Total collateralized mortgage obligations (cost—$24,255,471)		23,441,634

Asset-backed securities—6.00%
ALM VIII Ltd., Series 2013-8A, Class A1R
3 mo. USD LIBOR + 1.490%,
3.926%, due 10/15/28[2,3]	510,000	510,046
American Homes 4 Rent, Series 2014-SFR3, Class A
3.678%, due 12/17/36[3]	470,383	464,463
AmeriCredit Automobile Receivables Trust,
Series 2014-1, Class D
2.540%, due 06/08/20	109,194	109,178
Series 2016-2, Class A3
1.600%, due 11/09/20	72,807	72,701
Series 2018-1, Class A2A
2.710%, due 07/19/21	700,000	698,881
B2R Mortgage Trust, Series 2015-2, Class A
3.336%, due 11/15/48[3]	349,208	346,888
Chesapeake Funding II LLC, Series 2018-1A, Class A1
3.040%, due 04/15/30[3]	1,230,000	1,224,675
Citibank Credit Card Issuance Trust,
Series 2017-A5, Class A5
1 mo. USD LIBOR + 0.620%,
2.900%, due 04/22/26[2]	650,000	655,719
Series 2017-A6, Class A6
1 mo. USD LIBOR + 0.770%,
3.050%, due 05/14/29[2]	540,000	543,377
Series 2018-A7, Class A7
3.960%, due 10/13/30	243,000	244,682
Credit Acceptance Auto Loan Trust,
Series 2015-2A, Class B
3.040%, due 08/15/23[3]	213,647	213,629
Series 2016-2A, Class A
2.420%, due 11/15/23[3]	310,400	309,942
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B
2.500%, due 01/25/30[3]	46,355	42,625
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A
1 mo. USD LIBOR + 0.240%,
2.521%, due 10/25/34[2,3]	85,042	84,898
DCP Rights LLC, Series 2014-1A, Class A
5.463%, due 10/25/44[3]	1,692,000	1,674,688
Diamond Resorts Owner Trust, Series 2014-1, Class B
2.980%, due 05/20/27[3,4]	32,830	32,798

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(continued)
Drive Auto Receivables Trust,
Series 2018-2, Class A2
2.640%, due 09/15/20	595,765	595,542
Series 2018-4, Class A3
3.040%, due 11/15/21	240,000	239,694
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class A
2.730%, due 04/25/28[3,4]	116,430	113,686
Enterprise Fleet Financing LLC, Series 2016-1, Class A2
1.830%, due 09/20/21[3]	19,456	19,442
First Franklin Mortgage Loan Trust, Series 2004-FFH4, Class M5
1 mo. USD LIBOR + 1.575%,
3.856%, due 01/25/35[2]	108,252	109,176
Ford Credit Floorplan Master Owner Trust, Series 2014-2, Class A
1 mo. USD LIBOR + 0.500%,
2.780%, due 02/15/21[2]	2,160,000	2,163,728
Fremont Home Loan Trust, Series 2005-2, Class M2
1 mo. USD LIBOR + 0.720%,
3.001%, due 06/25/35[2]	29,725	29,760
Greystone Commercial Real Estate Notes, Series 2017-FL1A, Class A
1 mo. USD LIBOR + 1.550%,
3.830%, due 03/15/27[2,3]	330,000	330,560
LCM XXIII Ltd., Series 23A, Class A1
3 mo. USD LIBOR + 1.400%,
3.869%, due 10/20/29[2,3]	250,000	250,903
Lehman XS Trust, Series 2005-6, Class 1A1
1 mo. USD LIBOR + 0.520%,
2.801%, due 11/25/35[2]	158,434	131,581
OneMain Financial Issuance Trust, Series 2015-1A, Class A
3.190%, due 03/18/26[3]	510,927	511,300
PFS Financing Corp.,
Series 2016-BA, Class A
1.870%, due 10/15/21[3]	160,000	157,943
Series 2017-AA, Class A
1 mo. USD LIBOR + 0.580%,
2.860%, due 03/15/21[2,3]	2,390,000	2,392,931
Popular ABS Mortgage Pass-Through Trust, Series 2006-B, Class A3
1 mo. USD LIBOR + 0.280%,
2.561%, due 05/25/36[2]	64,145	64,050
Progress Residential Trust, Series 2015-SFR2, Class A
2.740%, due 06/12/32[3]	1,037,011	1,020,309
RAAC Trust, Series 2006-RP2, Class A
1 mo. USD LIBOR + 0.250%,
2.531%, due 02/25/37[2,3]	6,203	6,201
SMB Private Education Loan Trust,

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(continued)
Series 2014-A, Class A2B
1 mo. USD LIBOR + 1.150%,
3.430%, due 05/15/26[2,3]	288,841	291,905
Series 2016-A, Class A2A
2.700%, due 05/15/31[3]	90,462	88,607
Series 2016-C, Class A2A
2.340%, due 09/15/34[3]	570,000	552,531
Series 2017-B, Class A2A
2.820%, due 10/15/35[3]	380,000	366,805
Series 2017-B, Class A2B
1 mo. USD LIBOR + 0.750%,
3.030%, due 10/15/35[2,3]	220,000	220,567
Series 2018-A, Class A2B
1 mo. USD LIBOR + 0.800%,
3.080%, due 02/15/36[2,3]	575,000	575,231
Series 2018-B, Class A2A
3.600%, due 01/15/37[3]	690,000	685,571
Series 2018-C, Class A2B
1 mo. USD LIBOR + 0.750%,
2.926%, due 11/15/35[2,3]	755,000	756,112
SoFi Professional Loan Program LLC,
Series 2014-A, Class A2
3.020%, due 10/25/27[3]	15,394	15,382
Series 2015-C, Class A2
2.510%, due 08/25/33[3]	338,000	331,279
Series 2016-A, Class A1
1 mo. USD LIBOR + 1.750%,
4.031%, due 08/25/36[2,3]	87,094	89,767
Series 2016-B, Class A1
1 mo. USD LIBOR + 1.200%,
3.481%, due 06/25/33[2,3]	83,017	84,077
Series 2016-C, Class A2A
1.480%, due 05/26/31[3]	33,676	33,620
Series 2018-A, Class A2A
2.390%, due 02/25/42[3]	437,475	432,926
Series 2018-A, Class A2B
2.950%, due 02/25/42[3]	270,000	261,429
SpringCastle America Funding LLC, Series 2016-AA, Class A
3.050%, due 04/25/29[3]	201,220	199,614
Synchrony Credit Card Master Note Trust, Series 2016-1, Class A
2.040%, due 03/15/22	1,050,000	1,047,106

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(concluded)
Westgate Resorts LLC, Series 2014-1A, Class A
2.150%, due 12/20/26[3,4]	43,652	43,539
Total asset-backed securities (cost—$21,518,240)		21,442,064

Corporate notes—40.75%
Advertising—0.02%
Interpublic Group of Cos. Inc./The
3.500%, due 10/01/20[6]	50,000	49,941
3.750%, due 10/01/21	30,000	29,986
		79,927
Aerospace & defense—1.76%
BAE Systems Holdings, Inc.
2.850%, due 12/15/20[3]	240,000	237,501
3.850%, due 12/15/25[3]	160,000	155,131
Boeing Co./The
6.125%, due 02/15/33	30,000	36,336
General Dynamics Corp.
3.750%, due 05/15/28	105,000	103,852
Harris Corp.
4.400%, due 06/15/28	430,000	430,272
5.054%, due 04/27/45	65,000	66,823
Lockheed Martin Corp.
2.900%, due 03/01/25	385,000	365,864
3.350%, due 09/15/21	170,000	169,903
3.800%, due 03/01/45	290,000	257,853
4.070%, due 12/15/42	180,000	167,536
4.090%, due 09/15/52	176,000	159,722
4.700%, due 05/15/46	155,000	157,136
Northrop Grumman Corp.
2.080%, due 10/15/20	130,000	126,795
2.930%, due 01/15/25	810,000	763,470
3.250%, due 08/01/23	230,000	225,068
3.250%, due 01/15/28	268,000	247,369
4.030%, due 10/15/47	400,000	358,327
Raytheon Co.
7.200%, due 08/15/27	50,000	61,749
Rockwell Collins, Inc.
2.800%, due 03/15/22	245,000	237,486
3.100%, due 11/15/21	80,000	78,516
Spirit AeroSystems, Inc.
3.950%, due 06/15/23	610,000	603,321
United Technologies Corp.

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Corporate notes—(continued)
Aerospace & defense—(concluded)
3.350%, due 08/16/21	1,085,000	1,080,356
3.750%, due 11/01/46	240,000	201,095
4.625%, due 11/16/48	5,000	4,799
		6,296,280
Airlines—0.18%
American Airlines Pass-Through Trust 2013-2,
Class A,
4.950%, due 01/15/23	133,280	136,166
American Airlines Pass-Through Trust 2014-1,
Class B,
4.375%, due 10/01/22[4]	13,163	13,083
American Airlines Pass-Through Trust 2015-1,
Class A,
3.375%, due 05/01/27	68,268	65,498
American Airlines Pass-Through Trust 2015-2,
Class B,
4.400%, due 09/22/23	99,682	98,810
American Airlines Pass-Through Trust 2016-2,
Class B,
4.375%, due 06/15/24[3]	112,450	111,071
Delta Air Lines, Inc.
3.625%, due 03/15/22	69,000	67,839
Southwest Airlines Co.
2.750%, due 11/16/22	80,000	77,372
United Airlines Pass-Through Trust 2018-1, Class B
4.600%, due 03/01/26	70,000	70,528
		640,367
Auto & truck—0.17%
Aptiv Corp.
4.150%, due 03/15/24	43,000	42,787
Aptiv PLC
4.400%, due 10/01/46	56,000	48,547
Lear Corp.
5.250%, due 01/15/25	31,000	31,757
ZF North America Capital, Inc.
4.500%, due 04/29/22[3]	483,000	483,787
		606,878
Banking-non-US—4.63%
ABN AMRO Bank NV

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Corporate notes—(continued)
Banking-non-US—(continued)
2.650%, due 01/19/21[3]	641,000	628,109
3.400%, due 08/27/21[3]	250,000	248,271
Australia & New Zealand Banking Group Ltd.
2.550%, due 11/23/21	250,000	242,043
Australia & New Zealand Banking Group Ltd. MTN
2.250%, due 11/09/20	250,000	244,335
Banco Santander SA
3.848%, due 04/12/23	200,000	193,563
Bancolombia SA
5.950%, due 06/03/21[6]	220,000	227,700
Barclays Bank PLC
2.650%, due 01/11/21	200,000	195,640
BPCE SA
5.700%, due 10/22/23[3]	200,000	207,026
Citizens Financial Group, Inc.
2.375%, due 07/28/21	15,000	14,460
Commerzbank AG
8.125%, due 09/19/23[3]	735,000	827,864
Commonwealth Bank of Australia
3.450%, due 03/16/23[3]	80,000	79,069
Cooperatieve Rabobank UA GMTN
2.500%, due 01/19/21	510,000	498,883
Credit Agricole SA
3.250%, due 10/04/24[3]	500,000	467,612
Credit Suisse Group AG
(fixed, converts to FRN on 01/12/28),
3.869%, due 01/12/29[3]	295,000	273,316
Credit Suisse Group Funding Guernsey Ltd.
2.750%, due 03/26/20	345,000	341,473
3.450%, due 04/16/21	505,000	501,682
Deutsche Bank AG
2.700%, due 07/13/20	187,000	182,715
4.100%, due 01/13/26[6]	170,000	159,351
4.250%, due 02/04/21	535,000	532,971
4.250%, due 10/14/21	130,000	128,963
HSBC Holdings PLC
(fixed, converts to FRN on 03/13/22),
3.262%, due 03/13/23	565,000	551,770
3.400%, due 03/08/21	320,000	318,435
ING Bank N.V.
5.000%, due 06/09/21[3]	200,000	206,586

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Corporate notes—(continued)
Banking-non-US—(continued)
5.800%, due 09/25/23[3]	200,000	209,438
ING Bank N.V. MTN
(fixed, converts to FRN on 11/21/18),
4.125%, due 11/21/23[7]	210,000	210,112
Intesa Sanpaolo SpA
3.125%, due 07/14/22[3]	255,000	231,654
Kreditanstalt fuer Wiederaufbau
1.500%, due 02/06/19	509,000	507,638
Lloyds Bank PLC
6.500%, due 09/14/20[3]	650,000	680,439
Lloyds Banking Group PLC
3.000%, due 01/11/22	200,000	194,227
3.750%, due 01/11/27	200,000	185,081
4.450%, due 05/08/25	200,000	198,978
4.582%, due 12/10/25	335,000	323,141
Macquarie Group Ltd.
(fixed, converts to FRN on 03/27/28),
4.654%, due 03/27/29[3,6]	250,000	244,468
Mitsubishi UFJ Trust & Banking Corp.
2.650%, due 10/19/20[3]	920,000	905,836
National Australia Bank Ltd. MTN
2.125%, due 05/22/20	250,000	245,657
Nordea Bank AB
3.750%, due 08/30/23[3,6]	200,000	196,143
4.875%, due 01/27/20[3]	445,000	453,510
Royal Bank of Canada GMTN
2.500%, due 01/19/21	240,000	235,593
Santander UK Group Holdings PLC
2.875%, due 10/16/20	245,000	241,414
2.875%, due 08/05/21	201,000	194,727
(fixed, converts to FRN on 01/05/23),
3.373%, due 01/05/24	580,000	553,559
3.571%, due 01/10/23	200,000	193,217
Santander UK PLC
5.000%, due 11/07/23[3]	690,000	691,679
Skandinaviska Enskilda Banken AB
2.625%, due 11/17/20[3]	215,000	210,986
Standard Chartered PLC
2.250%, due 04/17/20[3]	430,000	421,642
(fixed, converts to FRN on 01/20/22),
4.247%, due 01/20/23[3]	245,000	244,683

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Corporate notes—(continued)
Banking-non-US—(concluded)
Sumitomo Mitsui Banking Corp.
3 mo. USD LIBOR + 0.310%,
2.755%, due 10/18/19[2]	335,000	335,104
Sumitomo Mitsui Trust Bank Ltd.
1.950%, due 09/19/19[3]	355,000	351,343
Svenska Handelsbanken AB MTN
1.875%, due 09/07/21	250,000	238,693
Toronto-Dominion Bank/The GMTN
3.500%, due 07/19/23	120,000	119,463
Westpac Banking Corp.
2.150%, due 03/06/20	100,000	98,561
2.600%, due 11/23/20	80,000	78,838
3.650%, due 05/15/23	275,000	273,645
		16,541,306
Banking-US—5.09%
American Express Credit Corp. MTN
2.375%, due 05/26/20	95,000	93,680
2.600%, due 09/14/20	75,000	73,985
Bank of America Corp.
(fixed, converts to FRN on 04/24/22),
2.881%, due 04/24/23	195,000	188,673
(fixed, converts to FRN on 01/23/25),
3.366%, due 01/23/26	220,000	209,743
(fixed, converts to FRN on 03/05/23),
3.550%, due 03/05/24	350,000	343,491
(fixed, converts to FRN on 03/15/28),
5.875%, due 03/15/28[8]	270,000	261,900
Bank of America Corp. GMTN
(fixed, converts to FRN on 07/21/20),
2.369%, due 07/21/21	1,340,000	1,314,329
Bank of America Corp. MTN
2.151%, due 11/09/20	850,000	829,377
3.875%, due 08/01/25	570,000	561,824
4.000%, due 01/22/25	110,000	107,028
4.200%, due 08/26/24	690,000	685,228
(fixed, converts to FRN on 01/20/47),
4.443%, due 01/20/48	70,000	66,623
5.625%, due 07/01/20	160,000	166,039
Bank of New York Mellon Corp./The
(fixed, converts to FRN on 09/20/26),
4.625%, due 09/20/26[8]	195,000	184,031
Bank of New York Mellon Corp./The MTN

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Corporate notes—(continued)
Banking-US—(continued)
2.050%, due 05/03/21	175,000	169,359
2.950%, due 01/29/23	130,000	126,425
Capital One Bank USA N.A.
2.250%, due 02/13/19	515,000	513,893
Capital One Financial Corp.
2.500%, due 05/12/20	270,000	266,156
3.750%, due 07/28/26	110,000	101,189
Capital One N.A.
2.350%, due 01/31/20	335,000	330,772
Citibank N.A.
1.850%, due 09/18/19	380,000	376,026
Citizens Bank N.A./Providence RI
2.200%, due 05/26/20	250,000	245,339
Discover Bank
2.600%, due 11/13/18	330,000	329,941
3.100%, due 06/04/20	250,000	248,119
Goldman Sachs & Co.
2.335%, due 11/13/18[9]	1,000,000	1,000,000
2.775%, due 02/08/19[9]	2,000,000	2,000,000
Goldman Sachs Group, Inc.
2.550%, due 10/23/19	231,000	229,585
2.750%, due 09/15/20	270,000	266,818
2.875%, due 02/25/21	100,000	98,523
3 mo. USD LIBOR + 0.780%,
3.307%, due 10/31/22[2]	65,000	65,226
3 mo. USD LIBOR + 1.170%,
3.484%, due 05/15/26[2]	165,000	164,457
(fixed, converts to FRN on 06/05/27),
3.691%, due 06/05/28	285,000	267,525
3.750%, due 05/22/25	75,000	72,664
3.850%, due 01/26/27	315,000	301,883
4.000%, due 03/03/24	410,000	407,330
(fixed, converts to FRN on 05/01/28),
4.223%, due 05/01/29	130,000	126,091
4.250%, due 10/21/25	15,000	14,591
Goldman Sachs Group, Inc./The
5.750%, due 01/24/22	65,000	68,691
HSBC USA, Inc.
5.000%, due 09/27/20	100,000	102,509
JPMorgan Chase & Co.
(fixed, converts to FRN on 04/25/22),
2.776%, due 04/25/23	405,000	391,938
2.972%, due 01/15/23	153,000	148,049

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Corporate notes—(continued)
Banking-US—(concluded)
3.375%, due 05/01/23	85,000	82,886
(fixed, converts to FRN on 01/23/28),
3.509%, due 01/23/29	440,000	410,501
(fixed, converts to FRN on 06/18/21),
3.514%, due 06/18/22	10,000	9,983
(fixed, converts to FRN on 02/01/27),
3.782%, due 02/01/28	1,000,000	962,913
(fixed, converts to FRN on 07/23/28),
4.203%, due 07/23/29	310,000	305,345
KeyCorp MTN
2.900%, due 09/15/20	100,000	99,079
4.150%, due 10/29/25[6]	55,000	55,163
State Street Corp.
(fixed, converts to FRN on 09/15/20),
5.250%, due 09/15/20[8]	147,000	148,654
(fixed, converts to FRN on 12/15/23),
5.625%, due 12/15/23[6,8]	165,000	165,412
Synchrony Bank
3.650%, due 05/24/21	420,000	416,201
Synovus Financial Corp.
3.125%, due 11/01/22	80,000	76,100
Visa, Inc.
3.150%, due 12/14/25	130,000	124,999
Wells Fargo & Co.
3.000%, due 04/22/26	210,000	193,557
3.000%, due 10/23/26	51,000	46,688
Wells Fargo & Co. GMTN
4.300%, due 07/22/27	160,000	157,132
Wells Fargo & Co. MTN
2.625%, due 07/22/22	340,000	326,501
(fixed, converts to FRN on 05/22/27),
3.584%, due 05/22/28	5,000	4,758
Wells Fargo Bank NA
2.600%, due 01/15/21	1,095,000	1,074,175
		18,179,097
Beverages—0.64%
Anheuser-Busch InBev Finance, Inc.
2.625%, due 01/17/23	30,000	28,414
4.700%, due 02/01/36	775,000	739,047
4.900%, due 02/01/46	100,000	94,429
Anheuser-Busch InBev Worldwide, Inc.
4.750%, due 04/15/58	110,000	97,494

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Corporate notes—(continued)
Beverages—(concluded)
Coca-Cola Co./The
1.875%, due 10/27/20	350,000	342,106
Constellation Brands, Inc.
3 mo. USD LIBOR + 0.700%,
3.265%, due 11/15/21[2]	190,000	189,878
Keurig Dr. Pepper, Inc.
3.551%, due 05/25/21[3]	75,000	74,650
4.057%, due 05/25/23[3]	95,000	94,429
4.420%, due 12/15/46	30,000	26,287
Molson Coors Brewing Co.
1.900%, due 03/15/19	170,000	169,171
2.250%, due 03/15/20	100,000	98,539
PepsiCo, Inc.
2.375%, due 10/06/26	240,000	215,897
3.450%, due 10/06/46	80,000	68,371
4.000%, due 05/02/47[6]	45,000	42,283
		2,280,995
Biotechnology—0.32%
Amgen, Inc.
2.200%, due 05/11/20	100,000	98,448
3.125%, due 05/01/25	40,000	37,853
4.400%, due 05/01/45	120,000	108,888
4.563%, due 06/15/48	11,000	10,080
4.663%, due 06/15/51	53,000	48,899
Baxalta, Inc.
2.875%, due 06/23/20	131,000	129,547
Celgene Corp.
3.250%, due 08/15/22	70,000	68,470
3.550%, due 08/15/22	70,000	69,325
3.875%, due 08/15/25	101,000	97,450
3.900%, due 02/20/28	45,000	42,253
3.950%, due 10/15/20	11,000	11,089
Gilead Sciences, Inc.
2.500%, due 09/01/23	30,000	28,406
3.700%, due 04/01/24	185,000	183,151
4.150%, due 03/01/47	85,000	75,354
4.750%, due 03/01/46	140,000	135,019
		1,144,232
Building products—0.15%
Holcim US Finance SARL & Cie SCS
6.000%, due 12/30/19[3]	415,000	426,626

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Corporate notes—(continued)
Building products—(concluded)
Johnson Controls International PLC
3.625%, due 07/02/24[10]	90,000	88,376
Owens Corning
4.400%, due 01/30/48	40,000	31,279
		546,281
Cable—0.08%
Sky PLC
3.750%, due 09/16/24[3]	215,000	212,422
Time Warner Entertainment Co. LP
8.375%, due 03/15/23	80,000	92,210
		304,632
Chemicals—0.25%
Dow Chemical Co./The
8.550%, due 05/15/19	55,000	56,568
Eastman Chemical Co.
3.800%, due 03/15/25	42,000	40,721
Ecolab, Inc.
2.000%, due 01/14/19	270,000	269,600
EI du Pont de Nemours & Co.
4.150%, due 02/15/43	19,000	17,047
LyondellBasell Industries N.V.
5.000%, due 04/15/19	243,000	243,915
RPM International, Inc.
6.125%, due 10/15/19	259,000	265,549
		893,400
Commercial services—0.41%
Duke University
4.077%, due 10/01/48	91,000	86,962
Equifax, Inc.
2.300%, due 06/01/21[6]	20,000	19,221
Huntington Ingalls Industries, Inc.
3.483%, due 12/01/27	645,000	597,257
5.000%, due 11/15/25[3]	270,000	279,180
Republic Services, Inc.
2.900%, due 07/01/26	35,000	32,323
3.375%, due 11/15/27	80,000	75,199
3.950%, due 05/15/28	225,000	220,101
S&P Global, Inc.
4.000%, due 06/15/25	60,000	59,845
Total System Services, Inc.

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Corporate notes—(continued)
Commercial services—(concluded)
3.750%, due 06/01/23	50,000	49,565
3.800%, due 04/01/21	60,000	60,095
		1,479,748
Communications equipment—0.37%
Apple, Inc.
3.450%, due 02/09/45	370,000	317,577
3.850%, due 05/04/43	125,000	114,980
3.850%, due 08/04/46	125,000	114,243
4.500%, due 02/23/36	150,000	155,831
4.650%, due 02/23/46	105,000	108,317
QUALCOMM, Inc.
3.450%, due 05/20/25	313,000	300,406
4.300%, due 05/20/47	90,000	80,649
4.800%, due 05/20/45	130,000	125,710
		1,317,713
Computers—0.02%
DXC Technology Co.
2.875%, due 03/27/20	10,000	9,901
Seagate HDD Cayman
4.750%, due 01/01/25	65,000	59,486
		69,387
Containers & packaging—0.08%
WestRock RKT Co.
4.900%, due 03/01/22	293,000	302,667

Diversified financial services—0.56%
Air Lease Corp.
3.625%, due 04/01/27[6]	30,000	27,301
3.875%, due 07/03/23	15,000	14,774
CME Group, Inc.
3.750%, due 06/15/28	50,000	49,466
Fidelity National Information Services, Inc.
3.000%, due 08/15/26	155,000	140,922
3.500%, due 04/15/23	69,000	68,144
GE Capital International Funding Co.
2.342%, due 11/15/20	200,000	193,860
4.418%, due 11/15/35	528,000	455,690
Intercontinental Exchange, Inc.
3.450%, due 09/21/23	75,000	74,446
3.750%, due 09/21/28	30,000	29,237

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Corporate notes—(continued)
Diversified financial services—(concluded)
4.000%, due 10/15/23	180,000	182,847
4.250%, due 09/21/48	100,000	93,476
Nomura Holdings, Inc. GMTN
2.750%, due 03/19/19	80,000	79,966
Nuveen LLC
4.000%, due 11/01/28[3]	125,000	125,085
ORIX Corp.
2.900%, due 07/18/22	470,000	452,616
		1,987,830
Electric utilities—1.03%
AEP Texas, Inc.
2.400%, due 10/01/22	90,000	86,145
AEP Transmission Co. LLC
4.250%, due 09/15/48	140,000	134,422
Alabama Power Co.
3.850%, due 12/01/42	60,000	54,099
4.150%, due 08/15/44	120,000	112,944
4.300%, due 07/15/48	110,000	105,977
5.200%, due 06/01/41	35,000	36,784
Alliant Energy Finance LLC
3.750%, due 06/15/23[3]	40,000	39,759
Ameren Illinois Co.
3.800%, due 05/15/28	50,000	49,944
Baltimore Gas & Electric Co.
3.750%, due 08/15/47	250,000	220,077
Berkshire Hathaway Energy Co.
3.250%, due 04/15/28	275,000	258,512
Black Hills Corp.
3.150%, due 01/15/27	30,000	27,464
4.350%, due 05/01/33	95,000	92,130
Consumers Energy Co.
3.800%, due 11/15/28[11]	30,000	29,850
Dominion Energy, Inc.
2.579%, due 07/01/20[10]	60,000	59,082
DTE Electric Co.
3.700%, due 03/15/45	100,000	89,498
3.750%, due 08/15/47	120,000	108,467
DTE Energy Co.
3.300%, due 06/15/22	150,000	147,649
Duke Energy Carolinas LLC
2.950%, due 12/01/26	185,000	174,142

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Corporate notes—(continued)
Electric utilities—(concluded)
3.700%, due 12/01/47	90,000	78,859
Duke Energy Corp.
1.800%, due 09/01/21	90,000	85,901
2.650%, due 09/01/26	270,000	241,604
3.950%, due 10/15/23	490,000	493,590
Duke Energy Florida LLC
2.100%, due 12/15/19	28,125	27,935
3.800%, due 07/15/28	325,000	321,066
Duke Energy Progress LLC
3.250%, due 08/15/25	40,000	38,771
3.700%, due 09/01/28	95,000	93,394
3.700%, due 10/15/46	146,000	127,629
Indiana Michigan Power Co.
4.250%, due 08/15/48	20,000	19,167
Pacific Gas & Electric Co.
6.050%, due 03/01/34	30,000	32,120
PECO Energy Co.
3.900%, due 03/01/48	120,000	110,413
Public Service Electric & Gas Co. MTN
3.650%, due 09/01/28	90,000	88,520
Southwestern Electric Power Co.
4.100%, due 09/15/28	90,000	88,904
		3,674,818
Electric-generation—0.01%
Emera US Finance LP
2.150%, due 06/15/19	50,000	49,644

Electric-integrated—1.24%
Agilent Technologies, Inc.
3.050%, due 09/22/26	15,000	13,877
3.200%, due 10/01/22	150,000	146,436
CenterPoint Energy Houston Electric LLC
3.950%, due 03/01/48	40,000	37,320
CMS Energy Corp.
3.000%, due 05/15/26	30,000	27,955
Eaton Corp.
2.750%, due 11/02/22	80,000	77,249
Entergy Corp.
2.950%, due 09/01/26	45,000	40,752
4.000%, due 07/15/22	195,000	196,124
Entergy Texas, Inc.
2.550%, due 06/01/21	45,000	43,687

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Corporate notes—(continued)
Electric-integrated—(continued)
7.125%, due 02/01/19	340,000	343,396
Eversource Energy
2.900%, due 10/01/24	95,000	89,870
Exelon Corp.
2.450%, due 04/15/21	5,000	4,858
2.850%, due 06/15/20	70,000	69,222
4.450%, due 04/15/46	120,000	112,868
Florida Power & Light Co.
3.125%, due 12/01/25	85,000	81,975
3.700%, due 12/01/47	70,000	62,625
3.800%, due 12/15/42	30,000	27,603
4.050%, due 06/01/42	91,000	87,435
5.690%, due 03/01/40	20,000	23,517
Georgia Power Co.
3.250%, due 03/30/27	30,000	27,823
IPALCO Enterprises, Inc.
3.700%, due 09/01/24	90,000	86,890
Israel Electric Corp. Ltd.
7.250%, due 01/15/19[3]	200,000	201,480
ITC Holdings Corp.
2.700%, due 11/15/22	80,000	76,497
Northern States Power Co.
3.400%, due 08/15/42	260,000	225,071
3.600%, due 09/15/47	20,000	17,617
NSTAR Electric Co.
3.200%, due 05/15/27[6]	120,000	113,650
Ohio Power Co.
4.150%, due 04/01/48	40,000	38,578
6.600%, due 02/15/33	60,000	73,617
Oncor Electric Delivery Co. LLC
3.800%, due 09/30/47	45,000	41,207
Pacificorp
4.125%, due 01/15/49	65,000	61,351
5.500%, due 01/15/19	486,000	488,515
5.750%, due 04/01/37	35,000	40,659
Southern Power Co.
2.375%, due 06/01/20	190,000	186,541
Tampa Electric Co.
4.300%, due 06/15/48	75,000	70,550
Trimble, Inc.
4.150%, due 06/15/23	78,000	77,743

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Corporate notes—(continued)
Electric-integrated—(concluded)
Tyco Electronics Group SA
3.450%, due 08/01/24	30,000	29,245
Virginia Electric & Power Co.
2.750%, due 03/15/23	210,000	202,566
3.100%, due 05/15/25	185,000	177,199
3.150%, due 01/15/26	30,000	28,855
3.500%, due 03/15/27	160,000	155,382
3.800%, due 09/15/47	220,000	195,402
4.000%, due 01/15/43	20,000	18,568
WEC Energy Group, Inc.
2.450%, due 06/15/20	170,000	167,607
3.375%, due 06/15/21	65,000	64,822
Wisconsin Power & Light Co.
3.050%, due 10/15/27	85,000	79,329
		4,433,533
Electronic equipment & instruments—0.09%
Avnet, Inc.
4.625%, due 04/15/26	30,000	29,187
Corning, Inc.
4.375%, due 11/15/57	295,000	239,734
Honeywell International, Inc.
2.500%, due 11/01/26	10,000	9,166
Thermo Fisher Scientific, Inc.
3.000%, due 04/15/23	30,000	28,915
		307,002
Finance-captive automotive—2.35%
American Express Co.
3.700%, due 08/03/23	205,000	202,844
Ares Capital Corp.
4.250%, due 03/01/25	330,000	313,792
BMW US Capital LLC
2.800%, due 04/11/26[3]	90,000	82,549
CDP Financial, Inc.
4.400%, due 11/25/19[3]	860,000	872,290
Charles Schwab Corp./The
(fixed, converts to FRN on 03/01/22),
4.625%, due 03/01/22[8]	295,000	292,640
Daimler Finance North America LLC
3.000%, due 02/22/21[3]	270,000	266,567
3.750%, due 11/05/21[3]	250,000	249,768
Ford Motor Co.

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Corporate notes—(continued)
Finance-captive automotive—(continued)
4.346%, due 12/08/26[6]	55,000	49,892
5.291%, due 12/08/46[6]	22,000	18,425
7.450%, due 07/16/31	132,000	139,084
Ford Motor Credit Co. LLC
3.096%, due 05/04/23	400,000	369,276
3.200%, due 01/15/21	200,000	195,174
3.336%, due 03/18/21	200,000	195,391
Ford Motor Credit Co. LLC GMTN
4.389%, due 01/08/26	200,000	183,551
General Motors Co.
5.400%, due 04/01/48[6]	120,000	106,279
6.250%, due 10/02/43	100,000	95,684
6.750%, due 04/01/46	150,000	152,605
General Motors Financial Co., Inc.
2.400%, due 05/09/19	105,000	104,755
3.200%, due 07/13/20	569,000	564,075
3.450%, due 01/14/22	180,000	175,421
3.550%, due 04/09/21	65,000	64,399
3.950%, due 04/13/24	407,000	391,067
4.375%, due 09/25/21	145,000	146,258
Hyundai Capital America
2.500%, due 03/18/19[3]	30,000	29,897
2.550%, due 02/06/19[3]	550,000	549,137
3.000%, due 10/30/20[3,6]	285,000	280,494
Hyundai Capital Services, Inc.
3.000%, due 08/29/22[3]	200,000	191,364
3.750%, due 03/05/23[3,6]	350,000	342,760
Nissan Motor Acceptance Corp.
1.900%, due 09/14/21[3]	290,000	276,311
3.150%, due 03/15/21[3]	195,000	192,905
Synchrony Financial
2.600%, due 01/15/19	120,000	119,838
2.700%, due 02/03/20	405,000	399,512
3.000%, due 08/15/19	275,000	273,876
3.950%, due 12/01/27	15,000	13,226
Volkswagen Group of America Finance LLC
2.400%, due 05/22/20[3]	270,000	265,040

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Corporate notes—(continued)
Finance-captive automotive—(concluded)
Volkswagen International Finance N.V.
4.000%, due 08/12/20[3]	235,000	236,417
		8,402,563
Financial services—3.19%
Bank of Nova Scotia/The
3.125%, due 04/20/21	385,000	382,145
Banque Federative du Credit Mutuel SA
2.750%, due 10/15/20[3]	215,000	211,753
Barclays Bank PLC
5.140%, due 10/14/20	240,000	245,361
Barclays PLC
2.750%, due 11/08/19	200,000	198,604
3.250%, due 01/12/21	405,000	398,949
(fixed, converts to FRN on 05/16/23),
4.338%, due 05/16/24	1,150,000	1,129,828
4.375%, due 01/12/26	205,000	196,463
5.200%, due 05/12/26[6]	505,000	490,165
Citigroup, Inc.
2.400%, due 02/18/20[6]	170,000	168,135
2.650%, due 10/26/20	210,000	206,793
(fixed, converts to FRN on 07/24/22),
2.876%, due 07/24/23	200,000	192,318
3.200%, due 10/21/26	85,000	77,893
4.400%, due 06/10/25	290,000	287,290
Corp. Financiera de Desarrollo SA
4.750%, due 07/15/25[3]	325,000	323,619
Deutsche Bank AG GMTN
3.375%, due 05/12/21	220,000	214,254
HSBC Holdings PLC
(fixed, converts to FRN on 05/18/23),
3.950%, due 05/18/24	200,000	197,939
JPMorgan Chase & Co.
2.200%, due 10/22/19	410,000	406,433
2.250%, due 01/23/20	215,000	212,453
2.750%, due 06/23/20	720,000	713,130
(fixed, converts to FRN on 05/01/27),
3.540%, due 05/01/28[6]	260,000	245,719
3 mo. USD LIBOR + 1.230%,
3.717%, due 10/24/23[2]	135,000	137,377
Mitsubishi UFJ Financial Group, Inc.
3.535%, due 07/26/21	105,000	105,121

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Corporate notes—(continued)
Financial services—(concluded)
Mizuho Financial Group, Inc.
(fixed, converts to FRN on 09/11/23),
3.922%, due 09/11/24	200,000	199,048
Morgan Stanley
2.500%, due 01/24/19	200,000	199,852
2.800%, due 06/16/20	1,010,000	1,000,930
(fixed, converts to FRN on 07/22/27),
3.591%, due 07/22/28	340,000	318,481
3.625%, due 01/20/27	490,000	463,052
3.950%, due 04/23/27	15,000	14,173
Morgan Stanley GMTN
3.750%, due 02/25/23	350,000	347,539
(fixed, converts to FRN on 01/24/28),
3.772%, due 01/24/29	290,000	274,850
Morgan Stanley MTN
2.200%, due 12/07/18	125,000	124,936
2.625%, due 11/17/21	190,000	184,285
3.125%, due 07/27/26	480,000	440,453
Royal Bank of Scotland Group PLC
(fixed, converts to FRN on 05/18/28),
4.892%, due 05/18/29	200,000	194,853
Societe Generale SA
2.500%, due 04/08/21[3]	330,000	320,704
Sumitomo Mitsui Financial Group, Inc.
2.058%, due 07/14/21	277,000	265,999
SunTrust Banks, Inc.
4.000%, due 05/01/25	50,000	49,610
US Bank N.A.
2.050%, due 10/23/20	250,000	244,063
		11,384,570
Food products—0.26%
Conagra Brands, Inc.
3.800%, due 10/22/21	85,000	85,197
Seven & I Holdings Co. Ltd.
3.350%, due 09/17/21[3]	230,000	229,548
Sysco Corp.
2.600%, due 10/01/20	250,000	246,421
3.550%, due 03/15/25	60,000	58,504
Tyson Foods, Inc.
3.550%, due 06/02/27	165,000	153,814
3.900%, due 09/28/23[6]	25,000	24,996
3.950%, due 08/15/24	80,000	79,582

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Corporate notes—(continued)
Food products—(concluded)
4.550%, due 06/02/47	30,000	27,022
5.100%, due 09/28/48	25,000	24,542
		929,626
Gas pipelines—0.31%
Kinder Morgan Energy Partners LP
3.500%, due 09/01/23[6]	745,000	723,883
5.000%, due 03/01/43	195,000	179,536
Kinder Morgan, Inc.
3.050%, due 12/01/19	70,000	69,744
4.300%, due 06/01/25	90,000	89,523
5.550%, due 06/01/45	40,000	40,410
		1,103,096
Health care equipment & supplies—0.17%
Abbott Laboratories
3.400%, due 11/30/23	140,000	138,499
3.875%, due 09/15/25	15,000	14,982
Baxter International, Inc.
1.700%, due 08/15/21	200,000	190,422
Becton Dickinson and Co.
2.675%, due 12/15/19	48,000	47,674
3.734%, due 12/15/24	40,000	38,776
Covidien International Finance SA
2.950%, due 06/15/23	170,000	165,175
		595,528
Health care providers & services—0.46%
Aetna, Inc.
2.750%, due 11/15/22	215,000	206,164
2.800%, due 06/15/23	30,000	28,616
3.500%, due 11/15/24	44,000	42,760
3.875%, due 08/15/47	5,000	4,250
Anthem, Inc.
3.125%, due 05/15/22	65,000	63,536
Cigna Corp.
3.050%, due 10/15/27	50,000	44,609
3.250%, due 04/15/25	205,000	193,093
Halfmoon Parent, Inc.
3.200%, due 09/17/20[3]	740,000	736,001
3.750%, due 07/15/23[3]	140,000	138,861
Humana, Inc.
3.950%, due 03/15/27	55,000	53,396

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Corporate notes—(continued)
Health care providers & services—(concluded)
UnitedHealth Group, Inc.
4.250%, due 06/15/48[6]	145,000	138,184
		1,649,470
Hotels, restaurants & leisure—0.13%
McDonald’s Corp. MTN
2.750%, due 12/09/20	25,000	24,723
4.450%, due 09/01/48[6]	20,000	18,717
4.875%, due 12/09/45[6]	375,000	375,006
Starbucks Corp.
3.750%, due 12/01/47	40,000	32,991
		451,437
Household durables—0.06%
Clorox Co./The
3.900%, due 05/15/28[6]	65,000	64,245
Kimberly-Clark Corp.
3.950%, due 11/01/28	70,000	70,048
Newell Brands, Inc.
2.600%, due 03/29/19	63,000	62,831
		197,124
Industrial conglomerates—0.11%
Crane Co.
4.200%, due 03/15/48	75,000	66,886
General Electric Co.
4.125%, due 10/09/42	130,000	104,390
(fixed, converts to FRN on 01/21/21),
5.000%, due 01/21/21[8]	235,000	216,787
		388,063
Insurance—0.75%
American International Group, Inc.
3.300%, due 03/01/21	265,000	262,317
4.375%, due 01/15/55	75,000	61,749
5.750%, due 04/01/48	130,000	122,769
Aon PLC
3.875%, due 12/15/25	95,000	93,166
4.450%, due 05/24/43	64,000	57,762
4.600%, due 06/14/44	46,000	43,327
4.750%, due 05/15/45	160,000	152,935
AXA Equitable Holdings, Inc.
3.900%, due 04/20/23[3]	245,000	242,117
Berkshire Hathaway, Inc.

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Corporate notes—(continued)
Insurance—(concluded)
2.750%, due 03/15/23	50,000	48,533
3.125%, due 03/15/26	35,000	33,331
Brighthouse Financial, Inc.
4.700%, due 06/22/47	45,000	34,569
Hartford Financial Services Group, Inc./The
4.300%, due 04/15/43	30,000	27,593
Marsh & McLennan Cos., Inc.
3.500%, due 06/03/24	260,000	253,662
4.200%, due 03/01/48	160,000	143,918
4.350%, due 01/30/47	90,000	83,678
Nuveen Finance LLC
2.950%, due 11/01/19[3]	550,000	548,925
Principal Financial Group, Inc.
3.125%, due 05/15/23	57,000	55,459
Trinity Acquisition PLC
3.500%, due 09/15/21	220,000	217,357
4.625%, due 08/15/23	30,000	30,442
Willis Towers Watson PLC
5.750%, due 03/15/21	145,000	151,178
		2,664,787
Machinery—0.18%
John Deere Capital Corp. MTN
2.650%, due 01/06/22	30,000	29,317
Kennametal, Inc.
4.625%, due 06/15/28	170,000	165,686
Nvent Finance SARL
3.950%, due 04/15/23	465,000	457,488
		652,491
Media—1.54%
CBS Corp.
2.500%, due 02/15/23	50,000	46,740
3.375%, due 03/01/22	40,000	39,370
Charter Communications Operating LLC/Charter Communications Operating Capital
4.464%, due 07/23/22	40,000	40,446
4.500%, due 02/01/24	390,000	390,471
5.375%, due 05/01/47	195,000	175,509
5.750%, due 04/01/48	30,000	28,322
6.384%, due 10/23/35	225,000	232,363
Comcast Corp.
1.625%, due 01/15/22	80,000	75,348
3.200%, due 07/15/36	135,000	110,342

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Corporate notes—(continued)
Media—(concluded)
3.300%, due 10/01/20	405,000	404,935
3.400%, due 07/15/46	630,000	496,943
3.450%, due 10/01/21	75,000	74,970
4.150%, due 10/15/28	170,000	168,616
4.250%, due 10/15/30	145,000	143,233
4.950%, due 10/15/58	130,000	127,360
Cox Communications, Inc.
3.150%, due 08/15/24[3]	150,000	141,791
3.250%, due 12/15/22[3]	60,000	58,197
Discovery Communications LLC
2.200%, due 09/20/19	55,000	54,504
2.950%, due 03/20/23	120,000	114,062
3.950%, due 06/15/25[3]	135,000	129,789
4.900%, due 03/11/26	90,000	91,028
5.200%, due 09/20/47[6]	5,000	4,618
NBCUniversal Enterprise, Inc.
5.250%, due 03/19/21[3,4,8]	1,140,000	1,154,250
NBCUniversal Media LLC
5.150%, due 04/30/20	25,000	25,678
RELX Capital, Inc.
3.125%, due 10/15/22	15,000	14,601
3.500%, due 03/16/23	400,000	394,414
Viacom, Inc.
4.375%, due 03/15/43	115,000	94,122
Warner Media LLC
3.800%, due 02/15/27	685,000	641,331
3.875%, due 01/15/26	38,000	36,410
		5,509,763
Medical providers—0.54%
HCA, Inc.
5.875%, due 03/15/22	340,000	355,725
6.500%, due 02/15/20	350,000	361,375
Tenet Healthcare Corp.
6.000%, due 10/01/20	210,000	215,051
UnitedHealth Group, Inc.
1.700%, due 02/15/19	525,000	523,340
2.875%, due 12/15/21	134,000	132,136
2.875%, due 03/15/22	144,000	141,280
3.100%, due 03/15/26	110,000	104,212

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Corporate notes—(continued)
Medical providers—(concluded)
4.750%, due 07/15/45	80,000	81,640
		1,914,759
Metals & mining—0.08%
Anglo American Capital PLC
3.625%, due 09/11/24[3]	210,000	196,437
Newmont Mining Corp.
4.875%, due 03/15/42	80,000	75,019
		271,456
Oil & gas—1.39%
Anadarko Petroleum Corp.
3.450%, due 07/15/24[6]	500,000	475,031
7.730%, due 09/15/96	170,000	194,148
Apache Corp.
4.750%, due 04/15/43	25,000	22,284
5.100%, due 09/01/40	100,000	92,767
BP Capital Markets PLC
3.119%, due 05/04/26	60,000	56,464
Chevron Corp.
2.954%, due 05/16/26	100,000	94,149
Cimarex Energy Co.
4.375%, due 06/01/24	705,000	701,958
Concho Resources, Inc.
3.750%, due 10/01/27	70,000	65,818
Continental Resources, Inc.
3.800%, due 06/01/24	40,000	38,641
4.500%, due 04/15/23	828,000	830,806
5.000%, due 09/15/22	150,000	151,351
Diamondback Energy, Inc.
5.375%, due 05/31/25	195,000	194,025
Ecopetrol SA
4.125%, due 01/16/25	195,000	185,981
EOG Resources, Inc.
3.900%, due 04/01/35	90,000	84,225
4.150%, due 01/15/26	220,000	221,874
Harvest Operations Corp.
4.200%, due 06/01/23[3]	200,000	202,205
Marathon Petroleum Corp.
4.750%, due 12/15/23[3]	70,000	72,112
4.750%, due 09/15/44	40,000	36,687
Occidental Petroleum Corp.
2.700%, due 02/15/23	135,000	129,781

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Corporate notes—(continued)
Oil & gas—(concluded)
Patterson-UTI Energy, Inc.
3.950%, due 02/01/28	135,000	124,744
Petroleos Mexicanos
5.625%, due 01/23/46	275,000	213,098
Pioneer Natural Resources Co.
3.950%, due 07/15/22	83,000	83,131
4.450%, due 01/15/26	470,000	472,841
Schlumberger Holdings Corp.
4.000%, due 12/21/25[3]	115,000	113,752
Shell International Finance BV
3.250%, due 05/11/25	30,000	28,919
3.750%, due 09/12/46[6]	30,000	26,669
Suncor Energy, Inc.
4.000%, due 11/15/47[6]	10,000	8,972
6.500%, due 06/15/38	50,000	58,711
		4,981,144
Paper & forest products—0.07%
Georgia-Pacific LLC
3.734%, due 07/15/23[3]	115,000	115,127
5.400%, due 11/01/20[3]	32,000	33,159
International Paper Co.
4.350%, due 08/15/48	125,000	107,209
		255,495
Pharmaceuticals—2.03%
AbbVie, Inc.
3.375%, due 11/14/21	130,000	129,312
3.600%, due 05/14/25	480,000	458,002
4.450%, due 05/14/46	40,000	34,994
4.700%, due 05/14/45	25,000	22,602
Allergan Funding SCS
3.450%, due 03/15/22	225,000	221,309
3.850%, due 06/15/24	70,000	68,726
4.750%, due 03/15/45[6]	85,000	79,629
4.850%, due 06/15/44	75,000	70,558
Allergan Sales LLC
5.000%, due 12/15/21[3]	220,000	226,921
AstraZeneca PLC
2.375%, due 06/12/22[6]	70,000	66,751
Bayer US Finance II LLC
3.375%, due 07/15/24[3]	206,000	196,832
3.950%, due 04/15/45[3]	80,000	64,105

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Corporate notes—(continued)
Pharmaceuticals—(continued)
Bayer US Finance LLC
3.375%, due 10/08/24[3]	200,000	189,872
Cardinal Health, Inc.
4.625%, due 12/15/20	30,000	30,630
CVS Health Corp.
2.250%, due 08/12/19	170,000	168,960
3.350%, due 03/09/21	135,000	134,407
3.700%, due 03/09/23	605,000	597,746
3.875%, due 07/20/25	52,000	50,610
4.300%, due 03/25/28	580,000	565,753
5.050%, due 03/25/48	55,000	53,616
5.125%, due 07/20/45	95,000	93,184
Edwards Lifesciences Corp.
4.300%, due 06/15/28	75,000	74,467
GlaxoSmithKline Capital PLC
2.850%, due 05/08/22	195,000	190,533
Johnson & Johnson
2.450%, due 03/01/26	25,000	23,076
2.900%, due 01/15/28	130,000	121,486
2.950%, due 03/03/27	115,000	109,005
Medtronic, Inc.
3.500%, due 03/15/25	80,000	78,326
4.375%, due 03/15/35	200,000	198,999
Mylan N.V.
2.500%, due 06/07/19	121,000	120,416
Mylan, Inc.
3.125%, due 01/15/23[3]	130,000	122,608
Novartis Capital Corp.
3.100%, due 05/17/27	10,000	9,480
Shire Acquisitions Investments Ireland DAC
1.900%, due 09/23/19	640,000	632,140
2.875%, due 09/23/23	821,000	773,209
3.200%, due 09/23/26	38,000	34,441
Teva Pharmaceutical Finance Netherlands III BV
1.700%, due 07/19/19	910,000	895,809
2.200%, due 07/21/21	280,000	261,100
Wyeth LLC
5.950%, due 04/01/37	60,000	70,383
		7,239,997

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Corporate notes—(continued)
Pipelines—3.16%
Andeavor Logistics LP
(fixed, converts to FRN on 02/15/23),
6.875%, due 02/15/23[8]	430,000	417,100
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
5.250%, due 01/15/25	1,450,000	1,479,000
6.250%, due 10/15/22	115,000	118,594
Buckeye Partners LP
3.950%, due 12/01/26	130,000	118,740
4.150%, due 07/01/23	330,000	321,616
4.875%, due 02/01/21	70,000	70,860
5.600%, due 10/15/44	71,000	62,038
5.850%, due 11/15/43	204,000	186,123
Cheniere Energy Partners LP
5.250%, due 10/01/25	200,000	196,250
5.625%, due 10/01/26[3]	430,000	423,550
Enbridge, Inc.
(fixed, converts to FRN on 07/15/27),
5.500%, due 07/15/77	160,000	142,230
(fixed, converts to FRN on 03/01/28),
6.250%, due 03/01/78	190,000	177,872
Energy Transfer LP
4.250%, due 03/15/23	180,000	178,200
5.875%, due 01/15/24	276,000	289,800
7.500%, due 10/15/20	616,000	652,190
Energy Transfer Operating LP
4.750%, due 01/15/26	100,000	98,468
5.150%, due 03/15/45	20,000	17,642
5.300%, due 04/15/47	200,000	179,168
6.625%, due 10/15/36	30,000	32,231
Energy Transfer Partners LP/Regency Energy Finance Corp.
5.000%, due 10/01/22	30,000	30,911
Enterprise Products Operating LLC
4.900%, due 05/15/46	240,000	232,936
(fixed, converts to FRN on 08/16/27),
5.250%, due 08/16/77	305,000	273,159
(fixed, converts to FRN on 02/15/28),
5.375%, due 02/15/78	170,000	151,547
Magellan Midstream Partners LP
4.200%, due 10/03/47	60,000	52,772

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Corporate notes—(continued)
Pipelines—(continued)
MPLX LP
4.125%, due 03/01/27	80,000	76,332
4.500%, due 07/15/23	155,000	157,336
4.875%, due 06/01/25	205,000	209,011
5.200%, due 03/01/47	85,000	80,367
NGPL PipeCo LLC
4.375%, due 08/15/22[3]	523,000	516,463
Northern Natural Gas Co.
4.300%, due 01/15/49[3]	200,000	187,179
Northwest Pipeline LLC
4.000%, due 04/01/27[3]	305,000	290,809
ONEOK Partners LP
8.625%, due 03/01/19	550,000	559,808
Plains All American Pipeline LP/PAA Finance Corp.
3.650%, due 06/01/22	30,000	29,405
Sabine Pass Liquefaction LLC
5.625%, due 04/15/23[10]	330,000	347,434
5.625%, due 03/01/25	358,000	373,775
5.750%, due 05/15/24	170,000	180,050
5.875%, due 06/30/26	130,000	138,026
6.250%, due 03/15/22	200,000	213,102
Spectra Energy Partners LP
3.500%, due 03/15/25	45,000	43,088
4.500%, due 03/15/45	15,000	13,632
Sunoco Logistics Partners Operations LP
4.250%, due 04/01/24	93,000	91,713
Texas Eastern Transmission LP
2.800%, due 10/15/22[3]	45,000	43,099
3.500%, due 01/15/28[3]	70,000	65,648
4.150%, due 01/15/48[3]	570,000	495,097
TransCanada PipeLines Ltd.
2.500%, due 08/01/22	80,000	76,455
4.250%, due 05/15/28	95,000	92,973
6.100%, due 06/01/40	120,000	134,019
Transcanada Trust
(fixed, converts to FRN on 03/15/27),
5.300%, due 03/15/77	322,000	294,630
Transcontinental Gas Pipe Line Co. LLC
4.000%, due 03/15/28	300,000	288,285
4.600%, due 03/15/48	135,000	124,304
7.850%, due 02/01/26	188,000	225,684

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Corporate notes—(continued)
Pipelines—(concluded)
Williams Cos., Inc./The,
Series A,
7.500%, due 01/15/31	40,000	47,340
		11,298,061
Real estate investment trusts—0.32%
Boston Properties LP
2.750%, due 10/01/26	10,000	8,965
GLP Capital LP/GLP Financing II, Inc.
4.875%, due 11/01/20	430,000	434,838
5.250%, due 06/01/25	195,000	195,977
Northwest Florida Timber Finance LLC
4.750%, due 03/04/29[3]	200,000	182,616
Realty Income Corp.
3.000%, due 01/15/27	85,000	77,919
Weyerhaeuser Co.
7.375%, due 10/01/19	230,000	238,460
		1,138,775
Retail—0.51%
Alibaba Group Holding Ltd.
4.400%, due 12/06/57	210,000	181,930
Amazon.com, Inc.
4.250%, due 08/22/57	90,000	84,577
4.800%, due 12/05/34	125,000	131,806
Bed Bath & Beyond, Inc.
5.165%, due 08/01/44	65,000	44,747
eBay, Inc.
4.000%, due 07/15/42	50,000	38,707
Home Depot, Inc./The
2.125%, due 09/15/26	10,000	8,902
3.000%, due 04/01/26[6]	100,000	94,764
Lowe’s Cos., Inc.
2.500%, due 04/15/26	60,000	54,321
Starbucks Corp.
3.800%, due 08/15/25	55,000	53,388
4.500%, due 11/15/48	20,000	18,550
Tapestry, Inc.
4.125%, due 07/15/27	50,000	46,761
Tencent Holdings Ltd.
2.985%, due 01/19/23[3]	200,000	192,772
3.595%, due 01/19/28[3]	390,000	357,562

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Corporate notes—(continued)
Retail—(concluded)
Walgreen Co.
4.400%, due 09/15/42	45,000	39,708
Walgreens Boots Alliance, Inc.
3.450%, due 06/01/26	130,000	120,245
3.800%, due 11/18/24	15,000	14,634
4.800%, due 11/18/44	190,000	175,585
Walmart, Inc.
3.550%, due 06/26/25	90,000	89,677
4.050%, due 06/29/48	40,000	37,995
4.300%, due 04/22/44	53,000	52,309
		1,838,940
Semiconductor equipment & products—1.02%
Analog Devices, Inc.
2.500%, due 12/05/21	110,000	106,388
2.850%, due 03/12/20	80,000	79,521
3.500%, due 12/05/26	65,000	61,325
4.500%, due 12/05/36	58,000	53,632
5.300%, due 12/15/45	10,000	10,178
Applied Materials, Inc.
4.350%, due 04/01/47[6]	30,000	28,094
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.000%, due 01/15/22	340,000	329,123
3.125%, due 01/15/25	210,000	192,108
3.625%, due 01/15/24	20,000	19,149
3.875%, due 01/15/27	80,000	73,363
Intel Corp.
2.700%, due 12/15/22	200,000	194,397
KLA-Tencor Corp.
4.650%, due 11/01/24	4,000	4,080
Lam Research Corp.
2.750%, due 03/15/20	125,000	123,885
2.800%, due 06/15/21	67,000	65,651
Micron Technology, Inc.
5.500%, due 02/01/25	146,000	148,190
NVIDIA Corp.
3.200%, due 09/16/26	10,000	9,370
NXP BV/NXP Funding LLC
3.875%, due 09/01/22[3]	250,000	241,250
4.125%, due 06/01/21[3]	1,858,000	1,851,032

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Corporate notes—(continued)
Semiconductor equipment & products—(concluded)
Texas Instruments, Inc.
4.150%, due 05/15/48	45,000	43,155
		3,633,891
Software & services—0.45%
Activision Blizzard, Inc.
2.300%, due 09/15/21	55,000	53,241
3.400%, due 09/15/26	265,000	248,832
3.400%, due 06/15/27	250,000	232,030
Autodesk, Inc.
3.500%, due 06/15/27	75,000	68,927
Microsoft Corp.
3.300%, due 02/06/27	40,000	38,790
3.700%, due 08/08/46	120,000	110,415
4.000%, due 02/12/55	250,000	235,234
4.100%, due 02/06/37	200,000	200,412
Oracle Corp.
4.000%, due 07/15/46	470,000	423,457
		1,611,338
Special purpose entity—0.23%
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.849%, due 04/15/23	278,000	275,103
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.500%, due 06/15/19[3]	220,000	219,106
3.050%, due 01/09/20[3]	315,000	313,736
		807,945
Technology, hardware & equipment—0.27%
Dell International LLC/EMC Corp.
3.480%, due 06/01/19[3]	225,000	225,280
4.420%, due 06/15/21[3]	125,000	126,041
6.020%, due 06/15/26[3]	145,000	150,356
8.350%, due 07/15/46[3]	40,000	46,320
Pitney Bowes, Inc.
3.875%, due 09/15/20[10]	360,000	355,050
Xerox Corp.
3.625%, due 03/15/23	80,000	73,180
		976,227
Telecommunications—0.63%
Cisco Systems, Inc.
2.200%, due 09/20/23	15,000	14,151

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Corporate notes—(continued)
Telecommunications—(concluded)
Deutsche Telekom International Finance BV
4.375%, due 06/21/28[3]	470,000	460,320
Harris Corp.
2.700%, due 04/27/20	45,000	44,501
3.832%, due 04/27/25	30,000	29,211
TELUS Corp.
4.600%, due 11/16/48[6]	25,000	23,923
Verizon Communications, Inc.
4.272%, due 01/15/36	690,000	633,961
4.329%, due 09/21/28	491,000	487,101
4.500%, due 08/10/33	546,000	530,353
4.862%, due 08/21/46[4]	30,000	28,705
5.500%, due 03/16/47	15,000	15,628
		2,267,854
Tobacco—0.69%
Altria Group, Inc.
2.850%, due 08/09/22	150,000	145,782
BAT Capital Corp.
3.222%, due 08/15/24[3]	300,000	283,126
3.557%, due 08/15/27[3]	230,000	210,897
4.540%, due 08/15/47[3]	18,000	15,673
BAT International Finance PLC
2.750%, due 06/15/20[3]	575,000	568,330
Philip Morris International, Inc.
3.375%, due 08/11/25	150,000	144,713
Reynolds American, Inc.
3.250%, due 06/12/20	46,000	45,849
4.000%, due 06/12/22	90,000	90,180
4.450%, due 06/12/25	340,000	338,275
4.850%, due 09/15/23	405,000	417,988
5.850%, due 08/15/45	40,000	41,007
RJ Reynolds Tobacco Co.
6.875%, due 05/01/20	170,000	178,357
		2,480,177
Transportation—0.61%
Burlington Northern Santa Fe LLC
3.000%, due 04/01/25	25,000	24,003
4.125%, due 06/15/47	90,000	84,507
4.150%, due 12/15/48	45,000	42,468
4.550%, due 09/01/44	80,000	80,186
6.150%, due 05/01/37	23,000	27,330

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Corporate notes—(continued)
Transportation—(concluded)
CSX Corp.
3.250%, due 06/01/27	70,000	65,132
3.800%, due 03/01/28	55,000	53,070
3.800%, due 11/01/46	115,000	99,095
FedEx Corp.
4.400%, due 01/15/47	140,000	125,269
4.550%, due 04/01/46	230,000	212,102
Norfolk Southern Corp.
2.900%, due 06/15/26	99,000	91,653
3.650%, due 08/01/25	45,000	44,356
4.150%, due 02/28/48[6]	95,000	86,937
Ryder System, Inc. MTN
2.250%, due 09/01/21	30,000	28,869
2.450%, due 09/03/19	180,000	179,001
2.550%, due 06/01/19	10,000	9,978
2.650%, due 03/02/20	210,000	208,034
Union Pacific Corp.
3.799%, due 10/01/51	100,000	83,157
4.100%, due 09/15/67	470,000	388,346
4.800%, due 09/10/58	20,000	19,531
Union Pacific Railroad Co. 2014-1 Pass-Through Trust
3.227%, due 05/14/26[4]	172,480	166,380
Virgin Australia 2013-1B Pass-Through Trust
6.000%, due 10/23/20[3,4]	49,243	49,735
		2,169,139
Utilities—0.20%
CenterPoint Energy Resources Corp.
4.100%, due 09/01/47	160,000	140,671
Entergy Louisiana LLC
4.000%, due 03/15/33	165,000	162,658
4.200%, due 09/01/48	30,000	28,941
Mid-Atlantic Interstate Transmission LLC
4.100%, due 05/15/28[3]	60,000	58,836
NiSource, Inc.
3.490%, due 05/15/27	195,000	183,096
Sempra Energy
3 mo. USD LIBOR + 0.500%,
2.936%, due 01/15/21[2]	145,000	145,006
		719,208

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Corporate notes—(concluded)
Wireless telecommunications—1.94%
AT&T, Inc.
4.300%, due 02/15/30[3]	1,126,000	1,058,151
4.350%, due 06/15/45	390,000	320,019
4.600%, due 02/15/21	118,000	120,325
5.250%, due 03/01/37	30,000	28,696
Crown Castle International Corp.
2.250%, due 09/01/21	50,000	47,957
3.400%, due 02/15/21	355,000	352,770
3.700%, due 06/15/26	20,000	18,894
4.875%, due 04/15/22	275,000	283,316
5.250%, due 01/15/23	75,000	78,220
Deutsche Telekom International Finance BV
1.950%, due 09/19/21[3]	330,000	314,337
Juniper Networks, Inc.
4.350%, due 06/15/25	25,000	24,646
Motorola Solutions, Inc.
3.500%, due 09/01/21	70,000	69,013
4.000%, due 09/01/24	46,000	44,760
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.360%, due 09/20/21[3,10]	2,148,750	2,127,263
4.738%, due 03/20/25[3]	705,000	704,119
Telecom Italia SpA
5.303%, due 05/30/24[3]	680,000	640,900
Vodafone Group PLC
4.125%, due 05/30/25	160,000	156,732
5.250%, due 05/30/48[6]	580,000	545,490
		6,935,608
Total corporate notes (cost—$149,753,479)		145,604,269

Non-US government obligations—1.77%
Argentine Republic Government International Bond
5.875%, due 01/11/28	2,247,000	1,744,795
Colombia Government International Bond
3.875%, due 04/25/27[6]	570,000	542,070
4.500%, due 03/15/29[6]	425,000	419,267
Indonesia Government International Bond
4.100%, due 04/24/28[6]	111,000	104,201
Mexico Government International Bond
3.750%, due 01/11/28[6]	1,521,000	1,401,602
4.125%, due 01/21/26	523,000	503,649
4.150%, due 03/28/27[6]	401,000	382,153
Panama Government International Bond
3.750%, due 03/16/25[4]	250,000	243,750

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Non-US government obligations—(concluded)
3.875%, due 03/17/28	120,000	114,960
Philippine Government International Bond
3.000%, due 02/01/28	600,000	545,550
Uruguay Government International Bond
4.375%, due 10/27/27	250,000	246,875
4.500%, due 08/14/24[6]	85,000	86,063
Total non-US government obligations (cost—$6,493,454)		6,334,935

	Number of contracts	Notional amount
Options purchased—0.01%
Call options—0.01%
90-Day Eurodollar Futures, strike @ $97.38, expires 03/18/19 (Counterparty: BOA)	35	USD	8,520,750	1,750
90-Day Eurodollar Futures, strike @ $97.75, expires 03/16/20 (Counterparty: BOA)	107	USD	26,148,125	15,381
90-Day Eurodollar Futures, strike @ $97.75, expires 06/17/19 (Counterparty: BOA)	107	USD	26,148,125	2,675
Total options purchased (cost—$35,821)				19,806

Foreign exchange options purchased—0.00%†
Call options—0.00%†
AUD Call/NZD Put Strike @ 1.12 expiring 11/15/18 (Counterparty: CSI) (cost—$17,230)	7,715,000	AUD	7,715,000	120

Swaptions purchased—0.32%
Call swaptions—0.10%
3 Month USD LIBOR Interest Rate Swap, strike @ 2.730% expires 12/07/27 (Counterparty: BOA; pay floating rate); underlying swap terminates 12/09/37	1,050,000	USD	1,050,000	37,232
3 Month USD LIBOR Interest Rate Swap, strike @ 3.204% expires 10/25/19 (Counterparty: BOA; pay floating rate); underlying swap terminates 10/29/24	3,155,000	USD	3,155,000	40,345
3 Month USD LIBOR Interest Rate Swap, strike @ 2.950% expires 01/10/20 (Counterparty: GS; pay floating rate); underlying swap terminates 01/14/21	21,550,000	USD	21,550,000	34,433
3 Month USD LIBOR Interest Rate Swap, strike @ 2.950% expires 01/10/20 (Counterparty: GS; pay floating rate); underlying swap terminates 01/23/21	21,550,000	USD	21,550,000	35,540

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of contracts	Notional amount		Value ($)
Swaptions purchased—(continued)
Call swaptions—(concluded)
3 Month USD LIBOR Interest Rate Swap, strike @ 2.950% expires 01/30/20 (Counterparty: GS; pay floating rate); underlying swap terminates 02/03/21	10,490,000	USD	10,490,000	17,703
3 Month USD LIBOR Interest Rate Swap, strike @ 3.113% expires 04/26/23 (Counterparty: GS; pay floating rate); underlying swap terminates 04/28/53	180,000	USD	180,000	14,960
3 Month USD LIBOR Interest Rate Swap, strike @ 3.040% expires 08/31/21 (Counterparty: GS; pay floating rate); underlying swap terminates 09/02/31	721,000	USD	721,000	21,237
3 Month USD LIBOR Interest Rate Swap, strike @ 3.170% expires 10/29/19 (Counterparty: GS; pay floating rate); underlying swap terminates 10/31/24	3,155,000	USD	3,155,000	38,335
3 Month USD LIBOR Interest Rate Swap, strike @ 3.250% expires 10/16/20 (Counterparty: GS; pay floating rate); underlying swap terminates 10/20/25	5,545,000	USD	5,545,000	108,809
5 Year Constant Maturity Swap Index, strike @ 0.115% expires 01/25/19 (Counterparty: GS; pay floating rate)	28,780,000	USD	28,780,000	4,572
3 Month USD LIBOR Interest Rate Swap, strike @ 2.985% expires 04/27/38 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 04/29/48	315,000	USD	315,000	13,074
6 Month USD LIBOR Interest Rate Swap, strike @ 0.780% expires 04/16/21 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 04/20/41	36,200,000	JPY	36,200,000	6,564
				372,804

Put swaptions—0.22%
3 Month USD LIBOR Interest Rate Swap, strike @ 2.730% expires 12/07/27 (Counterparty: BOA; pay floating rate); underlying swap terminates 12/09/37	1,050,000	USD	1,050,000	84,431
3 Month USD LIBOR Interest Rate Swap, strike @ 3.400% expires 08/21/19 (Counterparty: GS; pay floating rate); underlying swap terminates 08/23/24	13,860,000	USD	13,860,000	98,865
3 Month USD LIBOR Interest Rate Swap, strike @ 3.204% expires 10/25/19 (Counterparty: BOA; pay floating rate); underlying swap terminates 10/29/24	3,155,000	USD	3,155,000	39,106
3 Month USD LIBOR Interest Rate Swap, strike @ 3.040% expires 08/31/21 (Counterparty: GS; pay floating rate); underlying swap terminates 09/02/31	721,000	USD	721,000	36,805
3 Month USD LIBOR Interest Rate Swap, strike @ 3.113% expires 04/26/23 (Counterparty: GS; pay floating rate); underlying swap terminates 04/28/53	180,000	USD	180,000	20,676
3 Month USD LIBOR Interest Rate Swap, strike @ 3.170% expires 10/29/19 (Counterparty: GS; pay floating rate); underlying swap terminates 10/31/24	3,155,000	USD	3,155,000	41,669
3 Month USD LIBOR Interest Rate Swap, strike @ 3.250% expires 10/16/20 (Counterparty: GS; pay floating rate); underlying swap terminates 10/20/25	5,545,000	USD	5,545,000	96,411
3 Month USD LIBOR Interest Rate Swap, strike @ 3.350% expires 09/18/19 (Counterparty: GS; pay floating rate); underlying swap terminates 09/20/24	6,810,000	USD	6,810,000	58,656

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of contracts	Notional amount		Value ($)
Swaptions purchased—(concluded)
Put swaptions—(concluded)
3 Month USD LIBOR Interest Rate Swap, strike @ 3.400% expires 09/19/19 (Counterparty: GS; pay floating rate); underlying swap terminates 09/23/24	6,810,000	USD	6,810,000	52,914
3 Month USD LIBOR Interest Rate Swap, strike @ 3.400% expires 02/14/23 (Counterparty: GS; pay floating rate); underlying swap terminates 02/16/53	1,370,000	USD	1,370,000	119,762
3 Month USD LIBOR Interest Rate Swap, strike @ 3.800% expires 06/07/20 (Counterparty: GS; pay floating rate); underlying swap terminates 06/09/51	1,230,000	USD	1,230,000	52,316
6 Month USD LIBOR Interest Rate Swap, strike @ 0.780% expires 04/16/21 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 04/20/41	36,200,000	JPY	36,200,000	15,827
3 Month USD LIBOR Interest Rate Swap, strike @ 2.985% expires 04/27/38 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 04/29/48	315,000	USD	315,000	16,882
3 Month USD LIBOR Interest Rate Swap, strike @ 3.450% expires 08/19/19 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 08/21/24	6,860,000	USD	6,860,000	43,124
				777,444
Total swaptions purchased (cost—$1,159,144)				1,150,248

	Number of shares
Short-term investment—0.39%
Investment company—0.39%
State Street Institutional U.S. Government Money Market Fund (cost—$1,388,164)	1,388,164	1,388,164

Investment of cash collateral from securities loaned—1.67%
Money market fund —1.67%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$5,984,728)	5,984,728	5,984,728
Total investments before investments sold short (cost—$425,429,812)[12]—116.10%		414,861,920

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Investments sold short—(16.32)%
Federal home loan mortgage corporation certificates—(0.91)%
FHLMC TBA
3.500%	(3,016,000)	(2,936,371)
5.000%	(314,000)	(327,873)
Total federal home loan mortgage corporation certificates (proceeds—$3,262,919)		(3,264,244)

Federal national mortgage association certificates—(9.62)%
FNMA TBA
2.000%	(515,000)	(479,986)
2.500%	(2,838,000)	(2,716,886)
3.000%	(3,991,820)	(3,781,427)
3.500%	(18,180,191)	(17,758,918)
4.000%	(9,613,000)	(9,627,404)
Total Federal national mortgage association certificates (proceeds—$34,457,403)		(34,364,621)

Government national mortgage association certificates—(5.79)%
GNMA TBA
3.000%	(2,435,500)	(2,326,144)
3.500%	(6,609,800)	(6,492,192)
4.500%	(11,562,000)	(11,851,276)
Total government national mortgage association certificates (proceeds—$20,745,380)		(20,669,612)
Total investments sold short (proceeds—$58,465,702)		(58,298,477)
Other assets in excess of liabilities—0.22%		778,684
Net assets—100.00%		$357,342,127

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Options written

Notional amount		Number of contracts	Call options	Counterparty	Expiration date	Premiums received ($)	Current value ($)	Unrealized appreciation (depreciation) ($)
USD	26,182,900	107	90-Day Eurodollar Futures, strike @ 97.88	MSCI	06/17/19	5,187	(2,007)	3,180
USD	26,182,900	107	90-Day Eurodollar Futures, strike @ 97.88	MSCI	03/16/20	14,549	(12,706)	1,843
USD	5,835,000	24	Eurodollar 2 Year Mid-Curve Options, strike @ 97.25	MSCI	03/15/19	9,263	(3,450)	5,813
						28,999	(18,163)	10,836

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

Options written—(concluded)

Notional amount		Number of contracts	Put options	Counterparty	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
USD	5,086,200	21	Eurodollar 1 Year Mid-Curve Options, strike @ 96.88	MSCI	12/14/18	4,692	(7,087)	(2,395)
						33,691	(25,250)	8,441

Swaptions written

Notional amount (000)		Number of contracts	Call swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
USD	3,290	3,290,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.20%, terminating 02/11/22	GS	Receive	02/07/20	8,653	(4,281)	4,372
USD	1,030	1,030,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.35%, terminating 03/31/22	BOA	Receive	03/27/20	3,863	(1,986)	1,877
USD	32,325	32,325,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.45%, terminating 01/14/21	GS	Receive	01/10/20	39,717	(21,972)	17,745
USD	32,325	32,325,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.45%, terminating 01/23/21	GS	Receive	01/21/20	41,027	(22,987)	18,040
USD	15,735	15,735,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.45%, terminating 02/03/21	GS	Receive	01/30/20	15,207	(11,620)	3,587
USD	26,000	26,000,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.45%, terminating 04/20/21	BOA	Receive	04/16/20	20,150	(25,735)	(5,585)
USD	6,810	6,810,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.85%, terminating 09/20/24	GS	Receive	09/18/19	48,351	(40,210)	8,141
USD	5,780	5,780,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.88%, terminating 04/16/22	GS	Receive	04/14/20	42,194	(24,631)	17,563
USD	22,525	22,525,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.90%, terminating 06/02/22	GS	Receive	05/29/20	165,559	(108,028)	57,531
USD	13,860	13,860,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.90%, terminating 08/23/24	GS	Receive	08/21/19	86,959	(83,297)	3,662
USD	6,810	6,810,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.90%, terminating 09/23/24	GS	Receive	09/19/19	49,031	(44,821)	4,210
USD	5,690	5,690,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.94%, terminating 04/21/22	BOA	Receive	04/17/20	39,545	(26,683)	12,862

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

Swaptions written—(continued)

Call swaptions—(concluded)

Notional amount (000)		Number of contracts	Call swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
USD	6,860	6,860,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.95%, terminating 08/21/24	JPMCB	Receive	08/19/19	47,516	(45,597)	1,919
USD	11,400	11,400,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.05%, terminating 06/10/21	GS	Receive	06/08/20	34,842	(30,328)	4,514
USD	17,970	17,970,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.06%, terminating 05/11/22	GS	Receive	05/07/20	120,174	(101,543)	18,631
USD	1,910	1,910,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.08%, terminating 05/18/22	GS	Receive	05/14/20	12,871	(11,247)	1,624
USD	5,570	5,570,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.15%, terminating 11/02/22	GS	Receive	10/29/20	44,977	(43,946)	1,031
							820,636	(648,912)	171,724

			Put swaptions
USD	5,780	5,780,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.88%, terminating 04/16/22	GS	Pay	04/14/20	42,194	(59,801)	(17,607)
USD	1,950	1,950,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.90%, terminating 04/18/29	BOA	Pay	04/16/19	50,919	(68,097)	(17,178)
USD	22,525	22,525,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.90%, terminating 06/02/22	GS	Pay	05/29/20	165,559	(231,210)	(65,651)
USD	5,690	5,690,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.94%, terminating 04/21/22	BOA	Pay	04/17/20	39,546	(54,094)	(14,548)
USD	11,400	11,400,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.05%, terminating 06/10/21	GS	Pay	06/08/20	33,589	(48,714)	(15,125)
USD	17,970	17,970,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.06%, terminating 05/11/22	GS	Pay	05/07/20	120,174	(149,472)	(29,298)
USD	1,910	1,910,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.08%, terminating 05/18/22	GS	Pay	05/14/20	12,811	(15,513)	(2,702)
USD	3,000	3,000,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.15%, terminating 05/07/22	GS	Pay	05/05/20	16,575	(21,975)	(5,400)
USD	5,570	5,570,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.15%, terminating 11/02/22	GS	Pay	10/29/20	44,978	(47,056)	(2,078)

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

Swaptions written—(concluded)

Put swaptions—(concluded)

Notional amount (000)		Number of contracts	Put swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
USD	3,290	3,290,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.20%, terminating 02/11/22	GS	Pay	02/07/20	13,110	(20,545)	(7,435)
USD	3,900	3,900,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.30%, terminating 09/10/21	GS	Pay	09/06/19	9,244	(14,888)	(5,644)
USD	1,030	1,030,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.35%, terminating 03/31/22	BOA	Pay	03/27/20	3,862	(5,311)	(1,449)
USD	4,240	4,240,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.35%, terminating 06/02/22	GS	Pay	05/29/20	15,423	(23,743)	(8,320)
USD	4,210	4,210,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.45%, terminating 06/10/22	GS	Pay	06/08/20	17,429	(20,432)	(3,003)
USD	2,660	2,660,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.50%, terminating 06/17/22	GS	Pay	06/15/20	9,908	(12,054)	(2,146)
USD	5,280	5,280,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.50%, terminating 08/26/22	GS	Pay	08/24/20	17,821	(26,446)	(8,625)
USD	2,600	2,600,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.87%, terminating 06/09/31	GS	Pay	06/07/21	50,575	(52,098)	(1,523)
EUR	2,645	2,645,000	6 Month EURIBOR Interest Rate Swap strike @ 0.40%, terminating 07/10/21	JPMCB	Pay	07/08/19	10,241	(874)	9,367
EUR	1,144	1,144,000	6 Month EURIBOR Interest Rate Swap strike @ 0.60%, terminating 06/27/24	JPMCB	Pay	06/25/19	8,701	(6,612)	2,089
EUR	3,520	3,520,000	6 Month EURIBOR Interest Rate Swap strike @ 1.65%, terminating 02/20/29	JPMCB	Pay	02/18/19	43,671	(780)	42,891
							726,330	(879,715)	(153,385)
							1,546,966	(1,528,627)	18,339

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)
US Treasury futures buy contracts:
23	USD	US Long Bond Futures	December 2018	3,320,684	3,176,875	(143,809)
2	USD	US Ultra Long Treasury Bond Futures	December 2018	298,753	298,437	(316)
8	USD	US Ultra Treasury Note 10 Year Futures	December 2018	1,002,264	1,000,875	(1,389)
187	USD	US Treasury Note 2 Year Futures	December 2018	39,487,282	39,392,719	(94,563)
156	USD	US Treasury Note 10 Year Futures	December 2018	18,598,031	18,476,250	(121,781)
Interest rate futures buy contracts:
3	EUR	Italian Government Bond Futures	December 2018	411,677	413,327	1,650
57	USD	90-Day Eurodollar Futures	March 2021	13,797,870	13,796,138	(1,732)
				76,916,561	76,554,621	(361,940)
US Treasury futures sell contracts:
27	USD	US Treasury Note 5 Year Futures	December 2018	(3,042,938)	(3,034,336)	8,602
Interest rate futures sell contracts:
34	EUR	German Euro BOBL Futures	December 2018	(5,063,666)	(5,061,769)	1,897
34	EUR	German Euro Bund Futures	December 2018	(6,130,498)	(6,171,631)	(41,133)
14	GBP	United Kingdom Long Gilt Bond Futures	December 2018	(2,183,869)	(2,190,503)	(6,634)
21	USD	90-Day Eurodollar Futures	March 2020	(5,085,344)	(5,081,212)	4,132
57	USD	90-Day Eurodollar Futures	March 2022	(13,801,595)	(13,798,988)	2,607
				(35,307,910)	(35,338,439)	(30,529)
						(392,469)

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
ANZ	EUR	1,645,000	USD	1,888,781	11/15/18	23,705
BB	USD	868,685	EUR	765,000	11/15/18	(1,340)
BOA	USD	930,000	JPY	103,526,484	11/19/18	(11,405)
BOA	CHF	460,000	JPY	53,529,970	11/19/18	17,561
BOA	EUR	780,000	SEK	8,122,148	11/19/18	4,120
BOA	CHF	470,000	NOK	4,005,274	11/19/18	8,106
BOA	AUD	620,000	CAD	579,391	11/19/18	1,113
BOA	CHF	441,098	CAD	600,000	11/19/18	17,290
BOA	EUR	770,000	NOK	7,370,117	11/19/18	1,615
BOA	NZD	1,375,303	AUD	1,260,000	11/19/18	(5,177)
BOA	AUD	620,000	NOK	3,629,985	11/19/18	(8,222)
BOA	NZD	1,370,000	CAD	1,173,017	11/19/18	(2,838)
BOA	CAD	600,000	CHF	458,138	11/19/18	(345)
JPMCB	CHF	420,000	JPY	48,678,042	11/19/18	14,285
JPMCB	CAD	568,596	NZD	670,000	11/19/18	5,240
JPMCB	NOK	3,588,834	EUR	380,000	11/19/18	4,944
JPMCB	SEK	4,023,994	EUR	390,000	11/19/18	1,997
JPMCB	NZD	1,388,236	AUD	1,280,000	11/19/18	548
RBS	NOK	3,664,652	AUD	620,000	11/19/18	4,107
TD	USD	932,461	EUR	815,000	11/15/18	(8,427)
						66,877

Centrally cleared credit default swap agreements on credit indices—sell protection13

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[14](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation($)
CDX North America High Yield 31 Index	USD	6,085	12/20/23	Quarterly	5.000	(313,096)	355,829	42,733

Credit default swap agreements on credit indices—buy protection15

Counterparty	Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[14](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation($)
CSI	CMBX.NA.BBB.10 Index	USD	914	11/17/59	Monthly	1.000	48,225	59,764	11,539

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)[14]	Payments received by the Portfolio(%)[14]	Value($)	Unrealized appreciation (depreciation)($)
USD	590	02/15/44	Semi-Annual	3 Month USD LIBOR	2.947	(41,242)	(13,353)
USD	590	02/15/44	Semi-Annual	2.947	3 Month USD LIBOR	41,242	41,929
USD	430	02/20/53	Semi-Annual	3 Month USD LIBOR	3.080	(20,246)	(20,257)
EUR	800	02/20/29	Semi-Annual	1.370	6 Month EURIBOR	(30,643)	(30,665)
USD	2,910	05/15/28	Quarterly	2.913	3 Month USD LIBOR	80,649	80,640
USD	1,440	05/15/28	Quarterly	3.043	3 Month USD LIBOR	24,657	24,628
USD	610	09/13/21	Quarterly	3.109	3 Month USD LIBOR	1,355	1,345
USD	5,990	09/14/22	Quarterly	3.055	3 Month USD LIBOR	7,336	7,245
USD	19,410	09/14/22	Quarterly	3.015	3 Month USD LIBOR	30,791	30,668
USD	1,430	05/15/28	Quarterly	3.072	3 Month USD LIBOR	21,132	21,103
USD	2,090	05/15/28	Quarterly	3.119	3 Month USD LIBOR	22,920	22,877
USD	590	02/15/44	Quarterly	3.191	3 Month USD LIBOR	16,013	15,998
USD	2,920	10/04/28	Quarterly	3.115	3 Month USD LIBOR	32,295	33,870
USD	3,580	10/06/22	Quarterly	3.124	3 Month USD LIBOR	4,910	3,314
USD	4,820	10/04/21	Quarterly	3.165	3 Month USD LIBOR	5,784	3,600
USD	12,040	10/07/21	Quarterly	3.213	3 Month USD LIBOR	3,469	3,272
USD	1,420	05/15/28	Quarterly	3.217	3 Month USD LIBOR	4,226	4,197
EUR	2,220	08/15/27	Annual	6 Month EURIBOR	0.897	10,889	10,833
USD	580	02/15/44	Quarterly	3.322	3 Month USD LIBOR	2,350	2,335
USD	380	10/09/28	Semi-Annual	3 Month USD LIBOR	3.266	715	707
USD	1,145	10/08/21	Semi-Annual	3 Month USD LIBOR	3.313	1,815	1,796
USD	1,250	10/13/22	Semi-Annual	3 Month USD LIBOR	3.239	925	904
USD	1,250	10/13/22	Semi-Annual	3 Month USD LIBOR	3.209	239	218
USD	620	10/13/22	Semi-Annual	3 Month USD LIBOR	3.254	629	619
USD	810	10/18/21	Semi-Annual	3 Month USD LIBOR	3.287	880	867
GBP	2,120	10/15/23	Maturity	3.413	12 Month UK RPI	6,512	6,412
USD	1,410	05/15/28	Semi-Annual	3 Month USD LIBOR	3.278	2,751	2,722
USD	2,970	02/28/23	Annual	12 Month Federal Funds Rate	2.828	1,315	1,261
USD	3,600	10/28/21	Semi-Annual	3 Month USD LIBOR	3.250	1,422	1,362
USD	4,025	10/30/28	Maturity	2.249	12 Month US CPI	7,189	7,025
GBP	2,120	10/15/23	Maturity	3.450	12 Month UK RPI	1,086	988
USD	280	02/15/44	Quarterly	3.287	3 Month USD LIBOR	2,854	2,847
USD	2,198	02/28/23	Annual	2.766	12 Month Federal Funds Rate	4,358	4,318
USD	570	02/15/44	Quarterly	3.341	3 Month USD LIBOR	—	(15)
USD	7,640	02/28/23	Annual	12 Month Federal Funds Rate	2.570	(73,589)	(73,722)
EUR	65	08/28/28	Annual	6 Month EURIBOR	0.878	(279)	(281)
USD	2,930	02/28/23	Annual	12 Month Federal Funds Rate	2.628	(21,562)	(21,613)
USD	1,830	10/04/23	Semi-Annual	3 Month USD LIBOR	3.069	(5,421)	(5,491)
USD	23,840	10/04/24	Semi-Annual	3 Month USD LIBOR	3.134	(91,051)	(90,410)
USD	25,400	09/15/21	Semi-Annual	3 Month USD LIBOR	3.208	(378)	(767)
USD	1,220	10/07/21	Quarterly	3.244	3 Month USD LIBOR	(361)	(381)

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

Centrally cleared interest rate swap agreements—(concluded)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)[14]	Payments received by the Portfolio(%)[14]	Value($)	Unrealized appreciation (depreciation)($)
USD	1,210	10/08/21	Quarterly	3.304	3 Month USD LIBOR	(1,713)	(1,733)
USD	1,210	10/08/21	Quarterly	3.295	3 Month USD LIBOR	(1,519)	(1,539)
USD	260	10/09/28	Quarterly	3.278	3 Month USD LIBOR	(760)	(766)
USD	995	10/07/22	Quarterly	3.310	3 Month USD LIBOR	(2,015)	(2,031)
USD	995	10/07/22	Quarterly	3.296	3 Month USD LIBOR	(1,760)	(1,776)
USD	995	10/07/22	Quarterly	3.294	3 Month USD LIBOR	(1,733)	(1,749)
USD	995	10/07/22	Quarterly	3.315	3 Month USD LIBOR	(2,106)	(2,123)
GBP	2,120	10/15/28	Maturity	12 Month UK RPI	3.485	(10,142)	(10,255)
USD	790	10/22/21	Quarterly	3.331	3 Month USD LIBOR	(1,518)	(1,531)
USD	1,200	10/25/21	Semi-Annual	3 Month USD LIBOR	3.227	(44)	(64)
USD	1,400	05/15/28	Semi-Annual	3 Month USD LIBOR	3.221	(3,789)	(3,818)
USD	1,200	10/28/21	Semi-Annual	3 Month USD LIBOR	3.196	(745)	(765)
USD	1,400	05/15/28	Semi-Annual	3 Month USD LIBOR	3.224	(3,450)	(3,479)
USD	1,440	10/28/21	Semi-Annual	3 Month USD LIBOR	3.200	(785)	(809)
USD	1,550	10/29/21	Semi-Annual	3 Month USD LIBOR	3.229	(15)	(41)
USD	1,200	10/29/21	Semi-Annual	3 Month USD LIBOR	3.170	(1,333)	(1,353)
GBP	2,120	10/15/28	Maturity	12 Month UK RPI	3.505	(3,906)	(4,015)
USD	4,025	10/30/23	Maturity	12 Month US CPI	2.164	(4,121)	(4,265)
USD	6,640	07/19/24	Quarterly	2.920	3 Month USD LIBOR	34,134	34,028
USD	270	07/25/28	Quarterly	3.051	3 Month USD LIBOR	2,353	2,348
USD	3,160	07/19/22	Semi-Annual	3 Month USD LIBOR	2.965	(13,885)	(13,934)
USD	3,500	07/19/26	Semi-Annual	3 Month USD LIBOR	2.978	(19,990)	(20,047)
USD	1,610	10/31/21	Semi-Annual	3 Month USD LIBOR	3.175	(1,515)	(1,542)
USD	1,920	11/01/21	Semi-Annual	3 Month USD LIBOR	3.191	(1,373)	(1,406)
						16,206	40,280

Credit default swap agreements on corporate issues—sell protection13

Counterparty	Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[14](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
JPMCB	Berkshire Hathaway, Inc., bond, 2.75%, due 03/15/23	USD	130,000	12/20/22	Quarterly	1.000	(2,488)	2,709	221
JPMCB	Bristol-Myers Squibb Co., bond, 6.80%, due 11/15/26	USD	25,000	12/20/22	Quarterly	1.000	(781)	743	(38)
BOA	General Electric Co., bond, 2.70%, due 10/09/22	USD	50,000	12/20/22	Quarterly	1.000	(1,116)	(229)	(1,345)
BOA	Honeywell International, Inc., bond, 5.70%, due 03/15/36	USD	40,000	12/20/22	Quarterly	1.000	(1,135)	1,191	56
JPMCB	Johnson & Johnson, bond, 1.65%, due 03/01/21	USD	65,000	12/20/22	Quarterly	1.000	(2,189)	2,250	61

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

Credit default swap agreements on corporate issues—sell protection13—(concluded)

Counterparty	Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[14](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
JPMCB	Pfizer, Inc., bond, 2.20%, due 12/15/21	USD	90,000	12/20/22	Quarterly	1.000	(2,847)	2,895	48
JPMCB	The Procter & Gamble Co., bond, 1.60%, due 11/15/18	USD	90,000	12/20/22	Quarterly	1.000	(2,847)	2,886	39
JPMCB	The Sherwin-Williams Co., bond, 7.38%, due 02/01/27	USD	40,000	12/20/22	Quarterly	1.000	(654)	433	(221)
							(14,057)	12,878	(1,179)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments.

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government obligations	—	47,492,353	—	47,492,353
Federal home loan bank certificate	—	707,150	—	707,150
Federal home loan mortgage corporation certificates	—	24,615,648	—	24,615,648
Federal national mortgage association certificates	—	82,982,784	—	82,982,784
Government national mortgage association certificates	—	53,698,017	—	53,698,017
Collateralized mortgage obligations	—	23,441,634	—	23,441,634
Asset-backed securities	—	21,442,064	—	21,442,064
Corporate notes	—	142,604,269	3,000,000	145,604,269
Non-US government obligations	—	6,334,935	—	6,334,935
Options purchased	19,806	—	—	19,806
Foreign exchange options purchased	—	120	—	120
Swaptions purchased	—	1,150,248	—	1,150,248
Short-term investment	—	1,388,164	—	1,388,164
Investment of cash collateral from securities loaned	—	5,984,728	—	5,984,728
Futures contracts	18,888	—	—	18,888
Forward foreign currency contracts	—	104,631	—	104,631
Swap agreements	—	807,895	—	807,895
Total	38,694	412,754,640	3,000,000	415,793,334

Liabilities
Investments sold short	—	(58,298,477)	—	(58,298,477)
Options written	(25,250)	—	—	(25,250)
Swaptions written	—	(1,528,627)	—	(1,528,627)
Futures contracts	(411,357)	—	—	(411,357)
Forward foreign currency contracts	—	(37,754)	—	(37,754)
Swap agreements	—	(363,218)	—	(363,218)
Total	(436,607)	(60,228,076)	—	(60,664,683)

At October 31, 2018, there were no transfers between Level 1 and Level 2.

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

Level 3 rollforward disclosure

The following is a rollforward of the Portfolio’s investments that was valued using unobservable inputs for the period ended October 31, 2018:

	Corporate notes	Total
Beginning balance	$4,008,000	$4,008,000
Purchases	—	—
Sales	(1,000,000)	(1,000,000)
Accrued discounts/(premiums)	—	—
Total realized gain/(loss)	—	—
Net change in unrealized appreciation/depreciation	(8,000)	(8,000)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Ending balance	$3,000,000	$3,000,000

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at October 31, 2018, was $(8,000).

Portfolio footnotes

†	Amount represents less than 0.005%
1	Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.
2	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
3

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $56,136,820, represented 15.71% of the Fund’s net assets at period end.

4	Illiquid investment at period end. Illiquid assets, in the amount of $2,994,613, represented 0.84% of the Fund’s net assets at period end.
5

Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

6	Security, or portion thereof, was on loan at the period end.
7

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

8	Perpetual investment. Date shown reflects the next call date.
9	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
10	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.
11	Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.
12

Includes $7,154,071 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $1,325,150 and cash collateral of $5,984,728.

13

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

14	Payments made or received are based on the notional amount.
15

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]	Value ($)
US government obligations—24.87%
US Treasury Bonds
2.500%, due 02/15/45	53,400,000	45,125,086
2.750%, due 11/15/42	3,200,000	2,865,375
2.875%, due 05/15/43	3,500,000	3,200,586
2.875%, due 08/15/45	8,500,000	7,728,027
3.000%, due 11/15/44	7,200,000	6,718,219
3.000%, due 05/15/45	200,000	186,422
3.000%, due 02/15/48	3,000,000	2,781,797
3.125%, due 08/15/44	2,100,000	2,005,172
3.625%, due 02/15/44	1,400,000	1,456,164
3.875%, due 08/15/40	735,000	795,035
US Treasury Inflation Index Bonds (TIPS)
0.875%, due 02/15/47	940,077	843,095
1.000%, due 02/15/46	1,362,099	1,264,269
2.500%, due 01/15/29	5,032,261	5,683,572
3.625%, due 04/15/28	2,042,198	2,491,801
3.875%, due 04/15/29	3,780,743	4,780,917
US Treasury Notes
1.000%, due 10/15/19	1,525,000	1,500,636
1.875%, due 08/31/22	9,600,000	9,222,000
2.000%, due 02/28/21	16,900,000	16,558,699
2.000%, due 10/31/22[2]	1,000,000	963,750
2.125%, due 09/30/21	27,500,000	26,882,324
2.125%, due 12/31/21	680,000	663,345
2.125%, due 09/30/24[2]	15,700,000	14,930,332
2.250%, due 04/30/21	11,200,000	11,025,000
2.250%, due 02/15/27	995,000	932,152
2.250%, due 08/15/27[2]	5,000,000	4,661,523
2.250%, due 11/15/27	6,550,000	6,094,826
2.375%, due 08/15/24	490,000	472,927
2.375%, due 05/15/27	8,000,000	7,555,625
Total US government obligations (cost—$204,596,952)		189,388,676

Government national mortgage association certificates—0.00%†
GNMA II ARM
1 year CMT + 1.500%,
2.750%, due 07/20/25[3]	2,522	2,583
1 year CMT + 1.500%,
3.125%, due 11/20/23[3]	1,791	1,825
1 year CMT + 1.500%,
3.375%, due 01/20/26[3]	4,512	4,624

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]	Value ($)
Government national mortgage association certificates—(concluded)
1 year CMT + 1.500%,
3.625%, due 05/20/26[3]	8,413	8,623
Total government national mortgage association certificates (cost—$17,413)		17,655

Federal home loan mortgage corporation certificates—0.55%
FHLMC
7.645%, due 05/01/25	806,680	887,237
FHLMC ARM
12 mo. USD LIBOR + 1.815%,
3.957%, due 03/01/36[3]	14,525	14,704
FHLMC TBA
4.000%	2,370,000	2,370,821
4.500%	930,000	952,420
Total federal home loan mortgage corporation certificates (cost—$4,167,402)		4,225,182

Federal housing administration certificates—0.00%†
FHA GMAC
7.430%, due 06/01/21[4]	599	599
FHA Reilly
7.430%, due 10/01/20[4]	1,142	1,143
Total federal housing administration certificates (cost—$1,757)		1,742

Federal national mortgage association certificates—25.82%
FNMA
3.310%, due 07/01/23	595,785	592,266
3.500%, due 11/01/21	1,048,338	1,053,635
4.500%, due 04/01/29	168,278	172,797
5.407%, due 11/01/34	6,969,908	7,003,059
FNMA ARM
12 mo. MTA + 1.400%,
3.244%, due 08/01/40[3]	22,693	22,559
12 mo. USD LIBOR + 1.420%,
3.420%, due 03/01/36[3]	10,304	10,471
12 mo. USD LIBOR + 1.780%,
3.530%, due 11/01/35[3]	41,830	43,833
12 mo. USD LIBOR + 1.651%,
3.714%, due 12/01/35[3]	63,466	66,359
12 mo. USD LIBOR + 1.912%,
3.787%, due 02/01/36[3]	26,126	27,434
1 year CMT + 2.100%,
3.794%, due 05/01/30[3]	29,698	30,630
12 mo. USD LIBOR + 1.876%,
3.861%, due 03/01/36[3]	42,068	43,745

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]		Value ($)
Federal national mortgage association certificates—(concluded)
12 mo. USD LIBOR + 1.814%,
3.909%, due 03/01/36[3]	23,370		24,702
12 mo. USD LIBOR + 1.912%,
3.912%, due 03/01/36[3]	23,375		24,410
1 year CMT + 2.553%,
3.954%, due 01/01/36[3]	30,784		32,498
1 year CMT + 2.250%,
4.000%, due 05/01/27[3]	5,841		5,924
6 mo. USD LIBOR + 1.538%,
4.038%, due 01/01/36[3]	23,855		24,841
1 year CMT + 2.222%,
4.087%, due 04/01/27[3]	9,140		9,516
12 mo. USD LIBOR + 2.015%,
4.640%, due 06/01/36[3]	8,284		8,291
1 year CMT + 2.268%,
4.643%, due 10/01/35[3]	4,476		4,661
12 mo. USD LIBOR + 1.942%,
4.692%, due 09/01/35[3]	12,301		12,900
FNMA ARM COFI
3.250%, due 11/01/26[4,5,6]	13,023		11,670
FNMA TBA
3.000%	19,000,000		17,942,032
3.500%	55,000,000		53,505,723
4.000%	115,075,000		114,892,603
4.500%	1,000,000		1,022,285
Total federal national mortgage association certificates (cost—$197,190,425)			196,588,844

Collateralized mortgage obligations—13.17%
Alba PLC, Series 2007-1, Class A3
3 mo. LIBOR GBP + 0.170%,
0.967%, due 03/17/39[3,7]	GBP	487,886	590,153
ARM Trust, Series 2005-5, Class 2A1
4.164%, due 09/25/35[8]	116,904		109,948
Ashford Hospitality Trust, Series KEYS, Class A
1 mo. USD LIBOR + 1.000%,
3.280%, due 05/15/35[3,9]	1,500,000		1,504,480
Banc of America Funding Corp., Series 2005-D, Class A1
4.232%, due 05/25/35[8]	582,030		608,628
Banc of America Merrill Lynch Large Loan, Series 2012-PARK, Class A
2.959%, due 12/10/30[9]	1,000,000		984,920
Bank of America Mortgage Securities, Inc.,
Series 2002-G, Class 1A3
4.817%, due 07/20/32[8]	617		627
Series 2004-H, Class 2A2
4.495%, due 09/25/34[4,8]	637,243		629,396

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]	Value ($)
Collateralized mortgage obligations—(continued)
BBCCRE Trust, Series 2015-GTP, Class A
3.966%, due 08/10/33[9]	3,600,000	3,596,629
BCAP LLC 2011-RR10 Trust, Class 3A5
4.167%, due 06/26/35[8,9]	242,968	239,052
BCAP LLC Trust, Series 2014-RR5, Class 1A3
1 mo. USD LIBOR + 0.225%,
2.441%, due 01/26/36[3,9]	850,031	836,691
Bear Stearns Alternative Loan Trust-A Trust,
Series 2003-3, Class 1A
3.919%, due 10/25/33[8]	4,263	4,440
Series 2004-9, Class 2A1
4.209%, due 09/25/34[8]	330,682	312,220
Series 2005-7, Class 22A1
4.187%, due 09/25/35[8]	526,944	427,607
Series 2006-1, Class 21A2
3.942%, due 02/25/36[8]	663,038	582,211
Bear Stearns ARM Trust,
Series 2003-1, Class 6A1
3.833%, due 04/25/33[8]	24,506	24,781
Series 2003-5, Class 2A1
4.206%, due 08/25/33[8]	110,513	110,800
Series 2004-3, Class 1A2
4.254%, due 07/25/34[8]	119,332	118,241
Series 2004-6, Class 2A1
4.202%, due 09/25/34[8]	547,855	549,168
Series 2004-7, Class 1A1
4.750%, due 10/25/34[8]	177,548	170,828
Chase Mortgage Finance Corp.,
Series 2005-S3, Class A10
5.500%, due 11/25/35	1,860,795	1,801,030
Series 2007-S6, Class 2A1
5.500%, due 12/25/22	702,187	507,992
Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class XA, IO
1.384%, due 02/10/48[8]	3,532,614	231,914
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-11, Class A1A
1 year CMT + 2.400%,
4.490%, due 05/25/35[3]	225,790	227,148
Series 2005-4, Class A
4.478%, due 08/25/35[8]	483,721	489,466
Series 2005-6, Class A2
1 year CMT + 2.150%,
4.240%, due 09/25/35[3]	40,129	40,664
Series 2005-6, Class A3
1 year CMT + 1.800%,
3.890%, due 09/25/35[3]	7,347	7,185

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]	Value ($)
Collateralized mortgage obligations—(continued)
COMM Mortgage Trust,
Series 2014-LC15, Class XA, IO
1.275%, due 04/10/47[8]	12,041,705	480,846
Series 2014-UBS3, Class XA, IO
1.278%, due 06/10/47[8]	3,506,219	151,102
Countrywide Alternative Loan Trust,
Series 2003-J3, Class 2A1
6.250%, due 12/25/33	36,021	36,751
Series 2005-62, Class 2A1
12 mo. MTA + 1.000%,
2.946%, due 12/25/35[3]	200,094	182,748
Series 2006-41CB, Class 1A9
6.000%, due 01/25/37	523,781	436,909
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-R4, Class 2A
5.006%, due 01/25/34[8,9]	651,277	611,258
Series 2004-12, Class 11A1
3.911%, due 08/25/34[8]	160,908	152,343
Series 2004-12, Class 11A2
3.911%, due 08/25/34[8]	102,956	100,042
Series 2004-12, Class 12A1
4.166%, due 08/25/34[8]	22,337	21,851
Series 2005-HYB9, Class 5A1
12 mo. USD LIBOR + 1.750%,
4.667%, due 02/20/36[3]	182,526	166,728
DSLA Mortgage Loan Trust, Series 2005-AR4, Class 2A1A
1 mo. USD LIBOR + 0.260%,
2.542%, due 08/19/45[3]	251,127	239,370
FHLMC REMIC,
Series 0023, Class KZ
6.500%, due 11/25/23	28,885	30,257
Series 1278, Class K
7.000%, due 05/15/22	5,772	5,938
Series 1367, Class KA
6.500%, due 09/15/22	282	295
Series 1502, Class PX
7.000%, due 04/15/23	97,605	102,498
Series 1503, Class PZ
7.000%, due 05/15/23	29,673	31,409
Series 1534, Class Z
5.000%, due 06/15/23	30,374	30,777
Series 1548, Class Z
7.000%, due 07/15/23	21,805	22,862
Series 1562, Class Z
7.000%, due 07/15/23	33,362	35,065
Series 1694, Class Z
6.500%, due 03/15/24	19,458	20,626

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]	Value ($)
Collateralized mortgage obligations—(continued)
Series 2017-DNA1, Class M2
1 mo. USD LIBOR + 3.250%,
5.531%, due 07/25/29[3]	515,000	560,986
Series 2017-DNA2, Class M2
1 mo. USD LIBOR + 3.450%,
5.731%, due 10/25/29[3]	1,190,000	1,299,101
Series 2017-DNA3, Class M2
1 mo. USD LIBOR + 2.500%,
4.781%, due 03/25/30[3]	320,000	331,696
Series 2017-HQA2, Class M2
1 mo. USD LIBOR + 2.650%,
4.931%, due 12/25/29[3]	970,000	1,010,214
Series 2018-HQA1, Class M2
1 mo. USD LIBOR + 2.300%,
4.581%, due 09/25/30[3]	870,000	869,560
Series 2061, Class Z
6.500%, due 06/15/28	67,039	72,088
Series 2400, Class FQ
1 mo. USD LIBOR + 0.500%,
2.780%, due 01/15/32[3]	45,798	45,973
Series 2764, Class LZ
4.500%, due 03/15/34	607,822	622,623
Series 2764, Class ZG
5.500%, due 03/15/34	1,595,142	1,715,514
Series 2835, Class JZ
5.000%, due 08/15/34	369,920	391,379
Series 2921, Class PG
5.000%, due 01/15/35	2,276,822	2,384,609
Series 2983, Class TZ
6.000%, due 05/15/35	1,382,327	1,534,071
Series 3149, Class CZ
6.000%, due 05/15/36	1,564,838	1,706,991
Series KI02, Class A
1 mo. USD LIBOR + 0.200%,
2.461%, due 02/25/23[3]	170,680	170,680
Series T-054, Class 2A
6.500%, due 02/25/43	476,920	533,008
Series T-058, Class 2A
6.500%, due 09/25/43	1,598,874	1,785,777
Series T-075, Class A1
1 mo. USD LIBOR + 0.040%,
2.256%, due 12/25/36[3]	175,412	175,183
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 2A1
4.276%, due 08/25/35[8]	21,380	17,819
FNMA Connecticut Avenue Securities,
Series 2017-C03, Class 1M2
1 mo. USD LIBOR + 3.000%,
5.281%, due 10/25/29[3]	680,000	727,063

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]	Value ($)
Collateralized mortgage obligations—(continued)
Series 2017-C03, Class 2M2
1 mo. USD LIBOR + 2.800%,
5.081%, due 02/25/30[3]	410,000	426,058
Series 2017-C04, Class 2M2
1 mo. USD LIBOR + 2.850%,
5.131%, due 11/25/29[3]	1,300,000	1,363,593
Series 2017-C05, Class 1M2
1 mo. USD LIBOR + 2.200%,
4.481%, due 01/25/30[3]	515,000	526,223
Series 2017-C06, Class 1M2
1 mo. USD LIBOR + 2.650%,
4.931%, due 02/25/30[3]	320,000	332,309
Series 2017-C07, Class 2M2
1 mo. USD LIBOR + 2.500%,
4.781%, due 05/25/30[3]	1,040,000	1,073,299
Series 2018-C01, Class 1M2
1 mo. USD LIBOR + 2.250%,
4.531%, due 07/25/30[3]	725,000	731,206
Series 2018-C02, Class 2M2
1 mo. USD LIBOR + 2.200%,
4.481%, due 08/25/30[3]	580,000	581,065
FNMA REMIC,
Series 1991-065, Class Z
6.500%, due 06/25/21	518	531
Series 1992-129, Class L
6.000%, due 07/25/22	1,278	1,325
Series 1993-060, Class Z
7.000%, due 05/25/23	26,786	28,358
Series 1993-070, Class Z
6.900%, due 05/25/23	4,148	4,355
Series 1993-096, Class PZ
7.000%, due 06/25/23	20,688	21,807
Series 1993-160, Class ZB
6.500%, due 09/25/23	9,335	9,614
Series 1993-163, Class ZB
7.000%, due 09/25/23	2,073	2,177
Series 1998-066, Class FG
1 mo. USD LIBOR + 0.300%,
2.581%, due 12/25/28[3]	12,496	12,554
Series 1999-W4, Class A9
6.250%, due 02/25/29	184,177	192,461
Series 2000-034, Class F
1 mo. USD LIBOR + 0.450%,
2.731%, due 10/25/30[3]	3,429	3,442
Series 2002-080, Class A1
6.500%, due 11/25/42	638,845	694,249
Series 2003-064, Class AH
6.000%, due 07/25/33	1,622,621	1,748,623

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]	Value ($)
Collateralized mortgage obligations—(continued)
Series 2003-W8, Class 2A
7.000%, due 10/25/42	33,257	37,071
Series 2004-T1, Class 1A1
6.000%, due 01/25/44	507,018	546,568
Series 2004-W8, Class 2A
6.500%, due 06/25/44	506,325	552,771
Series 2005-024, Class ZE
5.000%, due 04/25/35	741,807	784,309
Series 2005-120, Class ZU
5.500%, due 01/25/36	1,812,411	1,946,133
Series 2006-065, Class GD
6.000%, due 07/25/26	635,486	666,717
Series 2017-C02, Class 2M2
1 mo. USD LIBOR + 3.650%,
5.931%, due 09/25/29[3]	1,508,000	1,651,682
Trust 1993-037, Class PX
7.000%, due 03/25/23	4,633	4,839
Trust G92-040, Class ZC
7.000%, due 07/25/22	2,730	2,835
GNMA REMIC,
Trust Series 2002-031, Class FW
1 mo. USD LIBOR + 0.400%,
2.680%, due 06/16/31[3]	35,639	35,836
Trust Series 2003-98, Class Z
6.000%, due 11/20/33	4,578,675	5,042,423
Trust Series 2005-26, Class ZA
5.500%, due 01/20/35	9,835,725	10,550,193
Trust Series 2015-H20, Class FB
1 mo. USD LIBOR + 0.600%,
2.714%, due 08/20/65[3]	1,423,999	1,430,453
Trust Series 2016-154, Class WF
1 mo. USD LIBOR + 0.400%,
2.656%, due 11/20/45[3]	817,058	813,556
Trust Series 2016-H11, Class F
1 mo. USD LIBOR + 0.800%,
2.914%, due 05/20/66[3]	1,063,506	1,077,153
Trust Series 2016-H15, Class FA
1 mo. USD LIBOR + 0.800%,
2.914%, due 07/20/66[3]	2,005,689	2,030,685
Trust Series 2016-H19, Class FE
1 mo. USD LIBOR + 0.370%,
2.484%, due 06/20/61[3]	266,750	266,585
Trust Series 2017-182, Class FW
1 mo. USD LIBOR + 0.350%,
2.606%, due 05/20/47[3]	1,209,018	1,209,047
Trust Series 2018-38, Class WF
1 mo. USD LIBOR + 0.300%,
2.556%, due 10/20/43[3]	2,961,915	2,956,812

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]		Value ($)
Collateralized mortgage obligations—(continued)
GS Residential Mortgage Loan Trust, Series 2005-AR6, Class 2A1
4.014%, due 09/25/35[8]	343,575		350,315
Harborview Mortgage Loan Trust,
Series 2004-11, Class 3A1A
1 mo. USD LIBOR + 0.700%,
2.982%, due 01/19/35[3]	48,861		44,762
Series 2005-4, Class 3A1
4.069%, due 07/19/35[8]	238,133		224,344
Housing Security, Inc., Series 1992-8, Class B
2.705%, due 06/25/24[8]	2,374		2,371
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-LAQ, Class A
1 mo. USD LIBOR + 1.000%,
3.280%, due 06/15/32[3,9]	1,900,000		1,899,982
Series 2018-PHH, Class A
1 mo. USD LIBOR + 0.910%,
3.190%, due 06/15/35[3,9]	1,600,000		1,597,473
JPMorgan Mortgage Trust, 2005-A8, Series Class 1A1
4.276%, due 11/25/35[8]	828,769		804,044
JPMorgan Mortgage Trust, 2006-A4, Series 2006-A4, Class 2A2
3.953%, due 06/25/36[8]	382,586		360,717
Ludgate Funding PLC,
Series 2007-1, Class A2A
3 mo. LIBOR GBP + 0.160%,
0.959%, due 01/01/61[3,7]	GBP	1,752,724	2,118,395
Series 2008-W1X, Class A1
3 mo. LIBOR GBP + 0.600%,
1.399%, due 01/01/61[3,7]	GBP	749,355	940,283
Mansard Mortgages, Series 2007-1X, Class A2
3 mo. LIBOR GBP + 0.180%,
0.993%, due 04/15/47[3,7]	GBP	1,116,274	1,364,611
Morgan Stanley Capital I Trust, Series 2014-CPT, Class B
3.446%, due 07/13/29[8,9]	1,800,000		1,778,167
NAAC Reperforming Loan REMIC Trust, Series 2004-R3, Class A1
6.500%, due 02/25/35[9]	739,215		735,888
Nomura Resecuritization Trust, Series 2014-7R, Class 2A3
1 mo. USD LIBOR + 0.200%,
2.416%, due 12/26/35[3,9]	1,779,108		1,754,607
Reperforming Loan REMIC Trust, Series 2006-R1, Class AF1
1 mo. USD LIBOR + 0.340%,
2.621%, due 01/25/36[3,9]	893,916		877,323
Residential Asset Securitization Trust, Series 2006-A14C, Class 2A6
1 mo. USD LIBOR + 0.450%,
2.731%, due 12/25/36[3]	1,007,773		323,213
Residential Funding Mortgage Security I, Series 2004-S9, Class 1A23
5.500%, due 12/25/34	522,290		530,236

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]		Value ($)
Collateralized mortgage obligations—(continued)
Sequoia Mortgage Trust, Series 2007-3, Class 1A1
1 mo. USD LIBOR + 0.200%,
2.480%, due 07/20/36[3]	174,969		167,045
Structured ARM Loan Trust, Series 2004-8, Class 3A
4.280%, due 07/25/34[8]	359,833		358,269
Structured Asset Mortgage Investments, Inc.,
Series 2002-AR3, Class A1
1 mo. USD LIBOR + 0.660%,
2.942%, due 09/19/32[3]	88,682		86,617
Series 2006-AR3, Class 11A1
1 mo. USD LIBOR + 0.210%,
2.491%, due 04/25/36[3]	1,625,265		1,513,083
Thornburg Mortgage Securities Trust, Series 2007-4, Class 2A1
4.291%, due 09/25/37[8]	904,505		904,560
United States Small Business Administration,
Series 1999-20K, Class 1
7.060%, due 11/01/19	14,641		14,728
Series 2002-20K, Class 1
5.080%, due 11/01/22	201,300		204,060
Series 2005-20H, Class 1
5.110%, due 08/01/25	212,580		216,814
Series 2007-20D, Class 1
5.320%, due 04/01/27	822,564		839,045
Uropa Securities PLC, Series 2007-1, Class A3A
3 mo. LIBOR GBP + 0.200%,
1.005%, due 10/10/40[3,7]	GBP	3,100,000	3,761,875
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR6, Class A
12 mo. MTA + 1.400%,
3.346%, due 06/25/42[3]	17,649		17,148
Series 2005-AR13, Class A1A1
1 mo. USD LIBOR + 0.290%,
2.571%, due 10/25/45[3]	644,245		641,708
Series 2006-AR2, Class 2A1
3.361%, due 03/25/36[8]	725,457		665,052
Series 2006-AR9, Class 1A
12 mo. MTA + 1.000%,
2.946%, due 08/25/46[3]	763,627		720,958
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-M, Class A1
4.474%, due 12/25/33[8]	109,087		111,939
Series 2004-CC, Class A1
3.842%, due 01/25/35[8]	54,977		56,283
Series 2004-DD, Class 2A6
3.816%, due 01/25/35[8]	492,807		508,964
Series 2006-AR2, Class 2A1
4.083%, due 03/25/36[8]	456,392		464,475

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]	Value ($)
Collateralized mortgage obligations—(concluded)
WFRBS Commercial Mortgage Trust,
Series 2014-C22, Class XA, IO
0.849%, due 09/15/57[8]	6,999,952	257,931
Series 2014-LC14, Class XA, IO
1.288%, due 03/15/47[8]	4,220,019	172,581
Total collateralized mortgage obligations (cost—$97,852,183)		100,269,012

Asset-backed securities—10.75%
Accredited Mortgage Loan Trust, Series 2004-2, Class A1
1 mo. USD LIBOR + 0.580%,
2.861%, due 07/25/34[3]	1,124,545	1,105,351
Ally Auto Receivables Trust,
Series 2017-3, Class A2
1.530%, due 03/16/20	92,026	91,863
Series 2018-3, Class A2
2.720%, due 05/17/21	1,900,000	1,897,313
AM Capital Funding LLC, Series 2018-1, Class A
4.980%, due 12/15/23[9]	440,000	442,897
American Express Credit Account Master Trust, Series 2017-4, Class A
1.640%, due 12/15/21	2,600,000	2,584,393
Americredit Automobile Receivables Trust,
Series 2018-1, Class A1
2.450%, due 05/20/19	2,268	2,268
Series 2018-1, Class A2B
1 mo. USD LIBOR + 0.230%,
2.517%, due 07/19/21[3]	1,300,000	1,300,505
Arbor Realty Commercial Real Estate Notes Ltd., Series 2017-FL1, Class A
1 mo. USD LIBOR + 1.300%,
3.580%, due 04/15/27[3,9]	2,000,000	2,003,139
Avery Point III CLO Ltd., Series 2013-3A, Class AR
3 mo. USD LIBOR + 1.120%,
3.565%, due 01/18/25[3,9]	303,970	304,106
Avery Point IV CLO Ltd., Series 2014-1A, Class AR
3 mo. USD LIBOR + 1.100%,
3.590%, due 04/25/26[3,9]	901,863	902,264
BMW Vehicle Lease Trust, Series 2017-1, Class A2
1.640%, due 07/22/19	191,671	191,518
Capital One Multi-Asset Execution Trust, Series 2016-A1, Class A1
1 mo. USD LIBOR + 0.450%,
2.730%, due 02/15/22[3]	1,800,000	1,802,668
Chase Issuance Trust,
Series 2016-A2, Class A
1.370%, due 06/15/21	1,440,000	1,426,587
Series 2018-A1, Class A1
1 mo. USD LIBOR + 0.200%,
2.480%, due 04/17/23[3]	635,000	635,860

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]		Value ($)
Asset-backed securities—(continued)
CHEC Loan Trust, Series 2004-2, Class M1
1 mo. USD LIBOR + 0.640%,
2.921%, due 06/25/34[3]	607,648		603,412
Chesapeake Funding II LLC,
Series 2018-2A, Class A1
3.230%, due 08/15/30[9]	1,900,000		1,893,799
Series 2018-2A, Class A2
1 mo. USD LIBOR + 0.370%,
2.650%, due 08/15/30[3,9]	1,900,000		1,901,321
Cork Street CLO Designated Activity Co. Series 1A, Class A1BE
3 mo. Euribor + 0.760%,
0.760%, due 11/27/28[3,9]	EUR	2,400,000	2,706,955
CSAB Mortgage Backed Trust, Series 2006-1, Class A6A
6.172%, due 06/25/36[10]	358,214		156,082
Delta Funding Home Equity Loan Trust, Series 1999-003, Class A1A
1 mo. USD LIBOR + 0.820%,
3.100%, due 09/15/29[3]	44,214		43,382
Evans Grove CLO Ltd., Series 2018-1A, Class A1
3 mo. USD LIBOR + 0.920%,
3.231%, due 05/28/28[3,9]	1,600,000		1,599,522
Figueroa CLO Ltd., Series 2014-1A, Class AR
3 mo. USD LIBOR + 0.900%,
3.336%, due 01/15/27[3,9]	1,600,000		1,598,827
First Frankin Mortgage Loan Trust, Series 2005-FFH3, Class M2
1 mo. USD LIBOR + 0.795%,
3.076%, due 09/25/35[3]	601,688		602,913
Flagship VII Ltd., Series 2013-7A, Class A1R
3 mo. USD LIBOR + 1.120%,
3.589%, due 01/20/26[3,9]	678,237		678,294
Gallatin CLO IX Ltd., Series 2018-1A, Class A
3 mo. USD LIBOR + 1.050%,
3.485%, due 01/21/28[3,9]	1,600,000		1,599,920
GMF Floorplan Owner Revolving Trust, Series 2018-2, Class A2
1 mo. USD LIBOR + 0.380%,
2.660%, due 03/15/23[3,9]	1,900,000		1,903,627
GSAMP Trust, Series 2006-HE4, Class A1
1 mo. USD LIBOR + 0.140%,
2.421%, due 06/25/36[3]	1,879,739		1,834,735
Home Equity Asset Trust, Series 2005-2, Class M5
1 mo. USD LIBOR + 1.095%,
3.311%, due 07/25/35[3]	1,000,000		1,008,877
Jamestown CLO V Ltd., Series 2014-5A, Class AR
3 mo. USD LIBOR + 1.220%,
3.669%, due 01/17/27[3,9]	960,938		961,547
JPMorgan Mortgage Acquisition Corp.,

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]	Value ($)
Asset-backed securities—(continued)
Series 2006-FRE1, Class M1
1 mo. USD LIBOR + 0.390%,
2.671%, due 05/25/35[3]	2,400,000	2,385,332
Series 2006-WMC1, Class A1
1 mo. USD LIBOR + 0.180%,
2.461%, due 03/25/36[3]	214,041	214,024
JPMorgan Mortgage Acquisition Trust,
Series 2006-NC1, Class A1
1 mo. USD LIBOR + 0.170%,
2.451%, due 04/25/36[3]	641,233	639,315
Series 2007-CH1, Class MV2
1 mo. USD LIBOR + 0.280%,
2.561%, due 11/25/36[3]	1,680,000	1,673,549
Series 2007-CH2, Class AV1
1 mo. USD LIBOR + 0.160%,
2.441%, due 01/25/37[3]	253,379	253,188
KVK CLO Ltd., Series 2013-2A, Class AR
3 mo. USD LIBOR + 1.150%,
3.586%, due 01/15/26[3,9]	835,935	836,363
LoanCore Issuer Ltd., Series 2018-CRE1, Class A
1 mo. USD LIBOR + 1.310%,
3.410%, due 05/15/28[3,9]	1,600,000	1,601,519
Loomis Sayles CLO II Ltd., Series 2015-2A, Class A1R
3 mo. USD LIBOR + 0.900%,
3.336%, due 04/15/28[3,9]	1,900,000	1,897,220
LP Credit Card ABS Master Trust, Series 2018-1, Class A
1 mo. USD LIBOR + 1.550%,
3.830%, due 08/20/24[3,9]	1,527,203	1,527,283
M360 LLC, Series 2018-CRE1, Class A
4.395%, due 07/24/28[9]	1,600,000	1,599,121
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-HE1, Class M2
1 mo. USD LIBOR + 0.705%,
2.986%, due 12/25/34[3]	232,258	215,085
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2003-NC1, Class M1
1 mo. USD LIBOR + 1.575%,
3.856%, due 11/25/32[3]	684,583	683,369
Mountain View CLO Ltd., Series 2014-1A, Class ARR
3 mo. USD LIBOR + 0.800%,
3.236%, due 10/15/26[3,9]	1,200,000	1,198,010
Navient Private Education Loan Trust, Series 2018-BA, Class A1
1 mo. USD LIBOR + 0.350%,
2.630%, due 12/15/59[3,9]	1,122,115	1,122,631
Navient Private Education Refi Loan Trust, Series 2018-CA, Class A1
3.010%, due 06/16/42[9]	1,493,466	1,486,764
Navient Student Loan Trust, Series 2016-6A, Class A1
1 mo. USD LIBOR + 0.480%,
2.761%, due 03/25/66[3,9]	58,336	58,376

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]	Value ($)
Asset-backed securities—(continued)
New Century Home Equity Loan Trust,
Series 2005-B, Class M1
1 mo. USD LIBOR + 0.480%,
2.761%, due 10/25/35[3]	1,900,000	1,850,880
Series 2005-D, Class A2D
1 mo. USD LIBOR + 0.330%,
2.611%, due 02/25/36[3]	1,097,971	1,097,954
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A
3.430%, due 12/16/24[9]	1,600,000	1,595,126
RASC, Series 2005-KS11 Trust, Class M2
1 mo. USD LIBOR + 0.420%,
2.701%, due 12/25/35[3]	1,100,000	1,096,635
SASCO Mortgage Loan Trust, Series 2005-GEL1, Class M2
1 mo. USD LIBOR + 1.350%,
3.631%, due 12/25/34[3]	753,022	753,870
Saxon Asset Securities Trust,
Series 2004-1, Class M1
1 mo. USD LIBOR + 0.795%,
3.076%, due 03/25/35[3]	409,158	398,944
Series 2006-1, Class M1
1 mo. USD LIBOR + 0.465%,
2.746%, due 03/25/36[3]	2,000,000	1,804,868
SoFi Professional Loan Program, Series 2017-A, Class A2A
1.550%, due 03/26/40[9]	555,755	551,335
Sound Point CLO X Ltd., Series 2015-3A, Class AR
3 mo. USD LIBOR + 0.890%,
3.359%, due 01/20/28[3,9]	1,600,000	1,596,715
Soundview Home Loan Trust,
Series 2006-OPT2, Class A3
1 mo. USD LIBOR + 0.180%,
2.461%, due 05/25/36[3]	619,991	618,476
Series 2006-OPT3, Class 2A4
1 mo. USD LIBOR + 0.250%,
2.531%, due 06/25/36[3]	2,675,000	2,619,402
Structured Asset Securities Corp.,
Series 2001-SB1, Class A2
3.375%, due 08/25/31	326,716	322,009
Series 2005-WF1, Class M1
1 mo. USD LIBOR + 0.660%,
2.941%, due 02/25/35[3]	171,474	171,461
Symphony CLO XII Ltd., Series 2013-12A, Class AR
3 mo. USD LIBOR + 1.030%,
3.466%, due 10/15/25[3,9]	1,864,561	1,864,695
Telos CLO Ltd., Series 2014-6A, Class A1R
3 mo. USD LIBOR + 1.270%,
3.719%, due 01/17/27[3,9]	2,000,000	2,001,052

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]	Value ($)
Asset-backed securities—(concluded)
TICP CLO III-2 Ltd., Series 2018-3R, Class A
3 mo. USD LIBOR + 0.840%,
3.309%, due 04/20/28[3,9]	1,300,000	1,292,244
Toyota Auto Receivables Owner Trust,
Series 2017-B, Class A2A
1.460%, due 01/15/20	168,336	168,046
Series 2018-B, Class A2A
2.640%, due 03/15/21	1,310,000	1,306,546
Trillium Credit Card Trust II, Series 2018-1A, Class A
1 mo. USD LIBOR + 0.250%,
2.544%, due 02/27/23[3,9]	1,800,000	1,799,750
Utah State Board of Regents, Series 2017-1, Class A
1 mo. USD LIBOR + 0.750%,
3.031%, due 01/25/57[3]	845,100	845,988
Verizon Owner Trust, Series 2017-1A, Class A
2.060%, due 09/20/21[9]	1,000,000	990,938
Westlake Automobile Receivables Trust 2018-3
2.530%, due 09/16/19[9]	1,544,678	1,543,930
Westlake Automobile Receivables Trust, Series 2018-3A, Class A2A
2.980%, due 01/18/22[9]	2,200,000	2,196,727
WhiteHorse X Ltd., Series 2015-10A, Class A1R
3 mo. USD LIBOR + 0.930%,
3.379%, due 04/17/27[3,9]	1,600,000	1,599,984
World Omni Automobile Lease Securitization Trust, Series 2017-A, Class A2
1.680%, due 12/16/19	628,985	627,358
Total asset-backed securities (cost—$79,623,493)		81,890,027

Corporate notes—56.15%
Advertising—0.01%
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.875%, due 03/15/25	90,000	90,338

Aerospace & defense—0.01%
BBA US Holdings, Inc.
5.375%, due 05/01/26[9]	65,000	64,269

Agriculture—0.51%
BAT Capital Corp.
2.764%, due 08/15/22[9]	1,300,000	1,244,447
4.540%, due 08/15/47[9]	1,030,000	896,853
Philip Morris International, Inc.
2.500%, due 11/02/22	1,800,000	1,726,309
		3,867,609
Airlines—0.74%
Air Canada 2013-1, Class B Pass-Through Trust
5.375%, due 05/15/21[9]	1,504,857	1,533,073

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

Face amount[1]	Value ($)
Corporate notes—(continued)
Airlines—(concluded)
American Airlines 2013-2, Class A Pass-Through Trust
4.950%, due 01/15/23	1,732,637	1,770,165
Continental Airlines 2009-2, Series A Pass-Through Trust
7.250%, due 11/10/19	731,191	757,696
Continental Airlines 2012-2, Class A Pass-Through Trust
4.000%, due 10/29/24	1,197,514	1,191,167
Northwest Airlines, Series 2000-1, Class G
7.150%, due 10/01/19	409,355	410,543
5,662,644
Auto & truck—1.58%
Aviation Capital Group LLC
7.125%, due 10/15/20[9]	1,100,000	1,169,690
Avolon Holdings Funding Ltd.
5.125%, due 10/01/23[9]	100,000	98,125
General Motors Co.
6.250%, due 10/02/43	500,000	478,418
General Motors Financial Co., Inc.
3 mo. Euribor + 0.550%,
0.231%, due 03/26/22[3,7]	EUR	1,200,000	1,331,480
3.100%, due 01/15/19	657,000	657,162
3 mo. USD LIBOR + 0.540%,
3.132%, due 11/06/20[3]	1,500,000	1,495,331
3.200%, due 07/13/20	1,300,000	1,288,748
3.550%, due 04/09/21	1,600,000	1,585,213
Harley-Davidson Financial Services, Inc.
2.550%, due 06/09/22[9]	1,100,000	1,042,016
SMBC Aviation Capital Finance DAC
2.650%, due 07/15/21[9]	400,000	385,714
4.125%, due 07/15/23[9]	1,600,000	1,591,321
ZF North America Capital, Inc.
4.000%, due 04/29/20[9]	900,000	899,866
12,023,084
Auto parts & equipment—0.01%
Goodyear Tire & Rubber Co./The
5.125%, due 11/15/23	40,000	39,240

Banking-non-US—10.85%
Banco Bilbao Vizcaya Argentaria SA
(fixed, converts to FRN on 02/19/19),
7.000%, due 02/19/19[7,11]	EUR	1,400,000	1,600,616

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]		Value ($)
Corporate notes—(continued)
Banking-non-US—(continued)
Bank of Scotland PLC MTN
6.375%, due 08/16/19	GBP	1,100,000	1,458,403
Barclays Bank PLC
6.750%, due 05/22/19	1,900,000		1,937,780
Barclays PLC
3 mo. USD LIBOR + 1.625%,
4.039%, due 01/10/23[3,12]	2,000,000		2,031,349
4.375%, due 01/12/26	1,315,000		1,260,239
4.836%, due 05/09/28	785,000		724,792
(fixed, converts to FRN on 09/15/19),
7.000%, due 09/15/19[7,11]	GBP	2,000,000	2,562,792
7.625%, due 11/21/22	1,600,000		1,708,000
(fixed, converts to FRN on 12/15/18),
8.250%, due 12/15/18[11]	1,700,000		1,709,217
Barclays PLC MTN
3.250%, due 02/12/27[7]	GBP	1,100,000	1,368,322
Cooperatieve Rabobank UA
3.875%, due 09/26/23[9]	1,500,000		1,491,745
6.875%, due 03/19/20[7]	EUR	1,400,000	1,722,813
Credit Suisse Group AG
3 mo. USD LIBOR + 1.240%,
3.574%, due 06/12/24[3,9]	1,600,000		1,603,228
(fixed, converts to FRN on 06/12/23),
4.207%, due 06/12/24[9]	1,600,000		1,589,074
Credit Suisse Group Funding Guernsey Ltd.
3.750%, due 03/26/25	2,000,000		1,914,571
3.800%, due 09/15/22	1,900,000		1,879,176
3.800%, due 06/09/23	3,200,000		3,144,155
Deutsche Bank AG
2.700%, due 07/13/20	700,000		683,958
3.300%, due 11/16/22	1,900,000		1,794,214
3.950%, due 02/27/23	1,300,000		1,248,121
4.250%, due 10/14/21	1,100,000		1,091,224
3 mo. USD LIBOR + 1.910%,
4.251%, due 05/10/19[3]	3,500,000		3,517,500
HSBC Holdings PLC
3.400%, due 03/08/21	1,700,000		1,691,685
(fixed, converts to FRN on 05/22/27),
6.000%, due 05/22/27[11]	870,000		800,400
ICICI Bank Ltd.
4.800%, due 05/22/19[9]	1,600,000		1,610,373
ING Bank NV
2.625%, due 12/05/22[9]	3,400,000		3,296,514

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]		Value ($)
Corporate notes—(continued)
Banking-non-US—(continued)
Lloyds Bank PLC
7.500%, due 04/02/32[4,7,10]	2,200,000		1,696,374
Lloyds Banking Group PLC
3.000%, due 01/11/22	1,300,000		1,262,478
3 mo. USD LIBOR + 0.800%,
3.153%, due 06/21/21[3]	1,300,000		1,303,463
(fixed, converts to FRN on 06/27/19),
7.000%, due 06/27/19[7,11]	GBP	900,000	1,169,074
Lloyds Banking Group PLC MTN
4.000%, due 03/07/25	AUD	1,700,000	1,201,059
Mitsubishi UFJ Financial Group, Inc.
2.950%, due 03/01/21	748,000		737,787
3 mo. USD LIBOR + 0.740%,
3.061%, due 03/02/23[3]	1,600,000		1,600,513
3.455%, due 03/02/23	1,900,000		1,873,464
Mizuho Financial Group, Inc.
(fixed, converts to FRN on 09/11/23),
3.922%, due 09/11/24	1,100,000		1,094,766
National Australia Bank Ltd.
2.400%, due 12/07/21[9]	3,300,000		3,205,208
3.625%, due 06/20/23	1,600,000		1,585,600
Royal Bank of Scotland Group PLC
(fixed, converts to FRN on 03/08/22),
2.000%, due 03/08/23[7]	EUR	951,000	1,099,713
3 mo. USD LIBOR + 1.550%,
3.923%, due 06/25/24[3]	1,600,000		1,602,346
(fixed, converts to FRN on 01/27/29),
5.076%, due 01/27/30	240,000		235,918
(fixed, converts to FRN on 08/10/20),
7.500%, due 08/10/20[11]	500,000		508,250
Royal Bank of Scotland Group PLC MTN
2.500%, due 03/22/23[7]	EUR	1,800,000	2,123,482
Santander UK Group Holdings PLC
2.875%, due 08/05/21	1,700,000		1,646,946
3.125%, due 01/08/21	1,700,000		1,675,608
Skandinaviska Enskilda Banken AB
3 mo. USD LIBOR + 0.430%,
2.742%, due 05/17/21[3,9]	1,600,000		1,598,834
3.250%, due 05/17/21[9,12]	1,600,000		1,588,640
Societe Generale SA MTN
(fixed, converts to FRN on 11/29/18),
8.250%, due 11/29/18[7,11]	2,000,000		2,006,260

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Banking-non-US—(concluded)
United Overseas Bank Ltd.
3.200%, due 04/23/21[9]	1,600,000	1,589,384
Westpac Banking Corp.
2.100%, due 02/25/21[9,12]	2,500,000	2,432,658
3.050%, due 05/15/20	1,600,000	1,594,537
(fixed, converts to FRN on 09/21/27),
5.000%, due 09/21/27[11]	890,000	778,574
		82,651,197
Banking-US—5.57%
Aviation Capital Group Corp.
6.750%, due 04/06/21[9]	4,820,000	5,133,741
Banco Santander SA
3.800%, due 02/23/28	545,000	484,300
Bank of America Corp.
(fixed, converts to FRN on 01/23/21),
2.738%, due 01/23/22	585,000	573,330
(fixed, converts to FRN on 12/20/22),
3.004%, due 12/20/23	3,131,000	3,014,585
(fixed, converts to FRN on 03/05/23),
3.550%, due 03/05/24	1,600,000	1,570,246
(fixed, converts to FRN on 07/23/23),
3.864%, due 07/23/24	1,600,000	1,588,525
Bank of America Corp. MTN
(fixed, converts to FRN on 03/05/28),
3.970%, due 03/05/29	565,000	543,991
4.000%, due 01/22/25	1,500,000	1,459,478
4.125%, due 01/22/24	3,700,000	3,722,078
CIT Group, Inc.
4.125%, due 03/09/21	50,000	49,875
4.750%, due 02/16/24	55,000	54,175
5.000%, due 08/15/22	500,000	503,750
5.250%, due 03/07/25	45,000	45,225
6.125%, due 03/09/28	35,000	36,312
Compass Bank
3.500%, due 06/11/21	1,600,000	1,586,854
Dexia Credit Local SA
2.375%, due 09/20/22[9]	3,000,000	2,888,013
Discover Bank
4.200%, due 08/08/23	1,600,000	1,596,146
JPMorgan Chase Bank NA
SOFR + 0.550%,
2.800%, due 10/19/20[3]	1,500,000	1,500,243

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Banking-US—(concluded)
(fixed, converts to FRN on 04/26/20),
3.086%, due 04/26/21	3,000,000	2,988,540
Regions Bank/Birmingham AL
(fixed, converts to FRN on 08/13/20),
3.374%, due 08/13/21	1,600,000	1,592,094
Synchrony Bank
3.650%, due 05/24/21	1,600,000	1,585,526
Synchrony Financial
2.700%, due 02/03/20	755,000	744,770
Toronto-Dominion Bank/The
2.500%, due 01/18/22[9]	2,400,000	2,332,406
Wells Fargo & Co.
2.100%, due 07/26/21	1,200,000	1,152,047
2.500%, due 03/04/21	1,200,000	1,169,492
3 mo. USD LIBOR + 1.230%,
3.757%, due 10/31/23[3]	1,400,000	1,419,694
Wells Fargo & Co. GMTN
2.600%, due 07/22/20	1,800,000	1,776,395
Wells Fargo Bank NA
3.625%, due 10/22/21	1,300,000	1,299,388
		42,411,219
Beverages—0.93%
Anheuser-Busch InBev Worldwide, Inc.
4.600%, due 04/15/48	325,000	292,597
4.750%, due 04/15/58	690,000	611,552
Constellation Brands, Inc.
2.650%, due 11/07/22	1,600,000	1,532,138
Keurig Dr. Pepper, Inc.
4.057%, due 05/25/23[4,9]	1,600,000	1,590,388
Pernod Ricard S.A.
4.250%, due 07/15/22[9]	1,500,000	1,519,761
4.450%, due 01/15/22[9]	1,500,000	1,528,097
		7,074,533
Biotechnology—0.33%
Celgene Corp.
3.250%, due 08/15/22	1,600,000	1,565,034
3.550%, due 08/15/22	930,000	921,029
		2,486,063

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Building & construction—0.17%
Lennar Corp.
4.750%, due 11/15/22[10]	145,000	143,579
5.375%, due 10/01/22	125,000	127,031
Meritage Homes Corp.
7.000%, due 04/01/22	50,000	51,485
Odebrecht Offshore Drilling Finance Ltd.
6.720%, due 12/01/22[9]	329,300	316,128
7.720%, due 12/01/26[9,13]	1,138,825	344,495
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.
5.625%, due 03/01/24[9]	105,000	101,850
Toll Brothers Finance Corp.
4.350%, due 02/15/28	40,000	35,350
4.875%, due 11/15/25	40,000	37,800
5.625%, due 01/15/24	105,000	105,000
		1,262,718
Building materials—0.02%
Jeld-Wen, Inc.
4.625%, due 12/15/25[9]	20,000	17,975
4.875%, due 12/15/27[9]	45,000	39,150
Masonite International Corp.
5.625%, due 03/15/23[9]	40,000	39,750
5.750%, due 09/15/26[9]	55,000	52,250
		149,125
Building products—0.02%
USG Corp.
5.500%, due 03/01/25[9]	120,000	121,200

Cable—0.14%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.000%, due 02/01/28[9]	140,000	130,725
5.125%, due 05/01/23[9]	180,000	179,100
5.250%, due 09/30/22	100,000	100,500
5.375%, due 05/01/25[9]	75,000	73,406
5.750%, due 02/15/26[9]	155,000	153,450
CSC Holdings LLC
5.500%, due 04/15/27[9]	200,000	192,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.000%, due 01/15/25[9]	200,000	201,932
		1,031,113

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Chemicals—0.49%
CF Industries, Inc.
5.375%, due 03/15/44	30,000	26,400
7.125%, due 05/01/20	70,000	72,800
Huntsman International LLC
4.875%, due 11/15/20	80,000	80,526
5.125%, due 11/15/22	65,000	65,731
NOVA Chemicals Corp.
4.875%, due 06/01/24[9]	80,000	73,500
5.000%, due 05/01/25[9]	140,000	127,400
5.250%, due 06/01/27[9]	70,000	63,175
PQ Corp.
6.750%, due 11/15/22[9]	130,000	133,900
Syngenta Finance N.V.
3.698%, due 04/24/20[9]	1,480,000	1,474,370
4.441%, due 04/24/23[9]	1,600,000	1,574,533
WR Grace & Co-Conn
5.125%, due 10/01/21[9]	45,000	45,338
5.625%, due 10/01/24[9]	15,000	15,263
		3,752,936
Commercial services—1.19%
ADT Security Corp./The
3.500%, due 07/15/22	40,000	37,100
4.875%, due 07/15/32[9]	70,000	55,125
Advanced Disposal Services, Inc.
5.625%, due 11/15/24[9]	90,000	87,750
Aircastle Ltd.
5.500%, due 02/15/22[12]	1,500,000	1,552,375
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.125%, due 06/01/22[9]	40,000	41,025
5.250%, due 03/15/25[9]	25,000	22,375
CDK Global, Inc.
4.875%, due 06/01/27	40,000	37,450
5.000%, due 10/15/24[10]	75,000	74,040
5.875%, due 06/15/26	30,000	30,225
ERAC USA Finance LLC
2.350%, due 10/15/19[9]	1,650,000	1,636,792
Harland Clarke Holdings Corp.
8.375%, due 08/15/22[9]	80,000	72,200
Hertz Corp./The
5.500%, due 10/15/24[9]	50,000	38,500
5.875%, due 10/15/20	65,000	63,131
IHS Markit Ltd.
5.000%, due 11/01/22[9]	901,000	919,741

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Commercial services—(concluded)
Iron Mountain US Holdings, Inc.
5.375%, due 06/01/26[9]	145,000	133,400
Iron Mountain, Inc.
5.750%, due 08/15/24	80,000	78,500
6.000%, due 08/15/23	25,000	25,594
Live Nation Entertainment, Inc.
4.875%, due 11/01/24[9]	95,000	90,963
Moody’s Corp.
2.625%, due 01/15/23	1,700,000	1,624,780
R.R. Donnelley & Sons Co.
7.875%, due 03/15/21	31,000	32,163
Republic Services, Inc.
3.550%, due 06/01/22	2,100,000	2,093,142
Ritchie Bros Auctioneers, Inc.
5.375%, due 01/15/25[9]	80,000	78,800
Service Corp. International
5.375%, due 05/15/24	90,000	91,012
ServiceMaster Co. LLC/The
5.125%, due 11/15/24[9]	125,000	120,312
		9,036,495
Communications equipment—0.25%
QUALCOMM, Inc.
4.800%, due 05/20/45	2,000,000	1,933,997

Computer software & services—0.02%
EMC Corp.
2.650%, due 06/01/20	135,000	131,512

Computers—0.55%
Apple, Inc.
3.350%, due 02/09/27	550,000	529,858
4.650%, due 02/23/46	455,000	469,374
Dell International LLC/EMC Corp.
4.420%, due 06/15/21[9]	1,800,000	1,814,994
5.450%, due 06/15/23[9]	845,000	875,183
6.020%, due 06/15/26[9]	450,000	466,620
		4,156,029
Construction & engineering—0.01%
AECOM
5.875%, due 10/15/24	35,000	35,613

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Construction & engineering—(concluded)
frontdoor, Inc.
6.750%, due 08/15/26[9]	55,000	56,100
		91,713
Consumer products—0.30%
Reckitt Benckiser Treasury Services PLC
2.375%, due 06/24/22[9]	2,300,000	2,198,271
Spectrum Brands Holdings, Inc.
7.750%, due 01/15/22	25,000	25,594
Spectrum Brands, Inc.
5.750%, due 07/15/25	85,000	82,450
6.625%, due 11/15/22	35,000	35,744
		2,342,059
Containers & packaging—0.03%
Owens-Brockway Glass Container, Inc.
5.000%, due 01/15/22[9]	75,000	74,062
Sealed Air Corp.
5.250%, due 04/01/23[9]	75,000	74,250
Silgan Holdings, Inc.
5.500%, due 02/01/22	65,000	65,650
		213,962
Distribution/wholesale—0.01%
LKQ Corp.
4.750%, due 05/15/23	40,000	38,600

Diversified financials—3.47%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.450%, due 10/01/25	650,000	634,812
5.000%, due 10/01/21	1,326,000	1,361,577
AIG Global Funding
3.350%, due 06/25/21[9]	1,600,000	1,591,355
Air Lease Corp.
3.500%, due 01/15/22	1,600,000	1,582,081

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]		Value ($)
Corporate notes—(continued)
Diversified financials—(continued)
American Express Co.
3.375%, due 05/17/21	1,600,000		1,596,528
Doric Nimrod Air Finance Alpha Ltd. 2012-1, Class A Pass-Through Trust
5.125%, due 11/30/22[9]	346,689		350,940
Emerald Bay SA
0.010%, due 10/08/20[9,14]	EUR	1,553,000	1,660,062
First Data Corp.
5.000%, due 01/15/24[9]	215,000		212,850
7.000%, due 12/01/23[9]	205,000		212,585
Goldman Sachs Group, Inc./The
2.600%, due 04/23/20	255,000		252,382
(fixed, converts to FRN on 10/31/21),
2.876%, due 10/31/22	1,300,000		1,264,432
3 mo. USD LIBOR + 1.160%,
3.637%, due 04/23/20[3]	1,800,000		1,819,899
(fixed, converts to FRN on 06/05/27),
3.691%, due 06/05/28	555,000		520,970
(fixed, converts to FRN on 04/23/28),
3.814%, due 04/23/29	1,005,000		944,043
(fixed, converts to FRN on 10/31/37),
4.017%, due 10/31/38	455,000		405,478
5.150%, due 05/22/45	565,000		553,172
6.000%, due 06/15/20	3,400,000		3,538,201
Lehman Brothers Holdings, Inc. MTN
0.000%, due 12/30/16[4,15]	1,900,000		38,570
1.000%, due 01/24/13[4,15]	4,500,000		88,200
1.000%, due 12/30/16[4,15]	900,000		18,270
LPL Holdings, Inc.
5.750%, due 09/15/25[9]	178,000		172,660
Navient Corp.
5.875%, due 10/25/24	25,000		23,563
6.625%, due 07/26/21	100,000		102,875
6.750%, due 06/15/26	50,000		47,750
Navient Corp. MTN
6.125%, due 03/25/24	230,000		223,963
8.000%, due 03/25/20	35,000		36,531
NTT Finance Corp.
1.900%, due 07/21/21[7]	2,000,000		1,917,296
Rio Oil Finance Trust, Series 2014-1
9.250%, due 07/06/24[9]	1,235,655		1,319,062
Springleaf Finance Corp.
5.250%, due 12/15/19	2,200,000		2,222,000
5.625%, due 03/15/23	40,000		38,900
6.125%, due 05/15/22	85,000		85,425
6.875%, due 03/15/25	1,410,000		1,350,075

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Diversified financials—(concluded)
7.125%, due 03/15/26	70,000	66,325
7.750%, due 10/01/21	105,000	111,038
8.250%, due 12/15/20	50,000	53,500
		26,417,370
Diversified manufacturing—0.49%
General Electric Co.
(fixed, converts to FRN on 01/21/21),
5.000%, due 01/21/21[11,12]	4,079,000	3,762,877

Electric utilities—1.63%
American Transmission Systems, Inc.
5.250%, due 01/15/22[9]	900,000	940,659
Commonwealth Edison Co.
4.000%, due 03/01/48	645,000	599,373
Duke Energy Corp.
3.550%, due 09/15/21	1,300,000	1,299,204
3.750%, due 04/15/24	1,700,000	1,684,793
LG&E & KU Energy LLC
4.375%, due 10/01/21	1,440,000	1,465,584
Mississippi Power Co.
3 mo. USD LIBOR + 0.650%,
2.987%, due 03/27/20[3]	1,900,000	1,900,194
NextEra Energy Capital Holdings, Inc.
3.550%, due 05/01/27	1,700,000	1,616,585
NextEra Energy Operating Partners LP
4.250%, due 09/15/24[9]	53,000	50,350
NRG Energy, Inc.
6.250%, due 05/01/24	150,000	153,132
6.625%, due 01/15/27	140,000	144,725
7.250%, due 05/15/26	75,000	79,687
Ohio Power Co., Series M
5.375%, due 10/01/21	480,000	505,631
Southern Co./The
2.350%, due 07/01/21	1,600,000	1,547,801
Talen Energy Supply LLC
6.500%, due 06/01/25	45,000	33,525
9.500%, due 07/15/22[9]	105,000	106,575
Vistra Energy Corp.
5.875%, due 06/01/23	90,000	91,350

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Electric utilities—(concluded)
7.625%, due 11/01/24	171,000	180,832
		12,400,000
Electric-generation—0.03%
Calpine Corp.
5.375%, due 01/15/23	100,000	94,750
5.750%, due 01/15/25	30,000	26,806
Vistra Operations Co. LLC
5.500%, due 09/01/26[9]	140,000	137,900
		259,456
Electric-integrated—1.57%
Enel Finance International N.V.
4.250%, due 09/14/23[4,9]	1,600,000	1,560,610
Entergy Gulf States Louisiana LLC
5.590%, due 10/01/24	2,207,000	2,400,118
PPL Capital Funding, Inc.
3.500%, due 12/01/22	1,700,000	1,678,390
Puget Energy, Inc.
6.500%, due 12/15/20	6,000,000	6,330,573
		11,969,691
Electric/gas—0.08%
MPLX LP
4.700%, due 04/15/48	725,000	637,649

Electronics—1.21%
Amkor Technology, Inc.
6.375%, due 10/01/22	90,000	90,563
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.200%, due 01/15/21	1,100,000	1,062,820
3.000%, due 01/15/22	1,600,000	1,548,815
3.500%, due 01/15/28	155,000	136,459
3.625%, due 01/15/24	1,800,000	1,723,450
3.875%, due 01/15/27	965,000	884,942
Microchip Technology, Inc.
3.922%, due 06/01/21[9]	1,300,000	1,290,623
4.333%, due 06/01/23[9]	595,000	581,776
Micron Technology, Inc.
5.500%, due 02/01/25	40,000	40,600
Monongahela Power Co.
3.550%, due 05/15/27[9]	1,800,000	1,721,686

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Electronics—(concluded)
Resideo Funding, Inc.
6.125%, due 11/01/26[9]	100,000	100,523
		9,182,257
Energy-exploration & production—0.03%
Antero Resources Corp.
5.125%, due 12/01/22	30,000	29,794
5.375%, due 11/01/21	100,000	100,000
5.625%, due 06/01/23	95,000	95,000
		224,794
Energy-integrated—0.21%
Consolidated Edison Co. of New York, Inc.
3 mo. USD LIBOR + 0.400%,
2.773%, due 06/25/21[3]	1,600,000	1,604,544

Finance-captive automotive—0.92%
Charles Schwab Corp./The
(fixed, converts to FRN on 12/01/27),
5.000%, due 12/01/27[11]	1,300,000	1,235,000
Depository Trust & Clearing Corp./The
(fixed, converts to FRN on 06/15/20),
4.875%, due 06/15/20[9,11]	2,000,000	2,002,500
International Lease Finance Corp.
5.875%, due 04/01/19	2,100,000	2,121,084
5.875%, due 08/15/22	1,000,000	1,053,203
Lions Gate Capital Holdings LLC
5.875%, due 11/01/24[9]	80,000	80,400
Park Aerospace Holdings Ltd.
5.250%, due 08/15/22[9]	235,000	233,237
5.500%, due 02/15/24[9]	160,000	158,440
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.250%, due 05/15/23[9]	135,000	142,655
		7,026,519
Finance-non-captive diversified—1.27%
Ford Motor Co.
4.346%, due 12/08/26	600,000	544,281
Ford Motor Credit Co. LLC
2.459%, due 03/27/20	2,800,000	2,743,232
2.597%, due 11/04/19	2,300,000	2,272,697
5.750%, due 02/01/21	970,000	995,667

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Finance-non-captive diversified—(concluded)
8.125%, due 01/15/20	3,000,000	3,144,216
		9,700,093
Financial services—3.53%
Ally Financial, Inc.
3.750%, due 11/18/19	105,000	105,010
4.125%, due 02/13/22	40,000	39,400
4.250%, due 04/15/21	105,000	104,869
8.000%, due 03/15/20	125,000	131,094
Citicorp Lease Pass-Through Trust 1999-1
8.040%, due 12/15/19[9]	744,348	783,198
Citigroup, Inc.
(fixed, converts to FRN on 07/24/22),
2.876%, due 07/24/23	1,400,000	1,346,222
3 mo. USD LIBOR + 0.960%,
3.450%, due 04/25/22[3]	2,000,000	2,020,594
(fixed, converts to FRN on 10/27/27),
3.520%, due 10/27/28	280,000	259,488
(fixed, converts to FRN on 01/10/27),
3.887%, due 01/10/28	230,000	219,645
4.400%, due 06/10/25	980,000	970,843
JPMorgan Chase & Co.
2.250%, due 01/23/20	3,150,000	3,112,686
2.750%, due 06/23/20	1,400,000	1,386,641
3 mo. USD LIBOR + 0.610%,
2.947%, due 06/18/22[3]	1,900,000	1,899,981
(fixed, converts to FRN on 07/23/23),
3.797%, due 07/23/24	1,600,000	1,590,078
(fixed, converts to FRN on 07/24/37),
3.882%, due 07/24/38	415,000	374,117
(fixed, converts to FRN on 01/23/48),
3.897%, due 01/23/49	340,000	295,868
(fixed, converts to FRN on 04/23/28),
4.005%, due 04/23/29	800,000	775,928
4.400%, due 07/22/20	600,000	609,978
Morgan Stanley
(fixed, converts to FRN on 07/22/27),
3.591%, due 07/22/28	775,000	725,949
3 mo. USD LIBOR + 1.180%,
3.649%, due 01/20/22[3]	2,000,000	2,022,514
(fixed, converts to FRN on 07/15/19),
5.450%, due 07/15/19[11]	395,000	398,508
Morgan Stanley GMTN
2.450%, due 02/01/19	3,500,000	3,496,222

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Financial services—(concluded)
7.300%, due 05/13/19	2,570,000	2,626,627
Nielsen Co Luxembourg SARL/The
5.000%, due 02/01/25[9]	85,000	82,769
5.500%, due 10/01/21[9]	50,000	50,250
Societe Generale S.A.
4.250%, due 09/14/23[9]	1,500,000	1,488,066
		26,916,545
Food & drug retailing—0.42%
CVS Health Corp.
4.300%, due 03/25/28	460,000	448,701
4.750%, due 12/01/22	1,500,000	1,546,995
5.050%, due 03/25/48	1,225,000	1,194,182
		3,189,878
Food products—0.94%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s LP/Albertson’s LLC
5.750%, due 03/15/25	30,000	26,400
6.625%, due 06/15/24	30,000	28,350
Aramark Services, Inc.
5.125%, due 01/15/24	260,000	258,700
Campbell Soup Co.
3 mo. USD LIBOR + 0.500%,
2.834%, due 03/16/20[3]	1,000,000	998,208
Conagra Brands, Inc.
3.800%, due 10/22/21	1,500,000	1,503,480
Grupo Bimbo SAB de C.V.
4.700%, due 11/10/47[9]	705,000	621,105
Kroger Co./The
3.875%, due 10/15/46	115,000	91,328
Mondelez International Holdings Netherlands BV
2.000%, due 10/28/21[9]	1,100,000	1,047,071
Post Holdings, Inc.
5.500%, due 03/01/25[9]	135,000	130,528
5.750%, due 03/01/27[9]	20,000	19,100
Smithfield Foods, Inc.
2.700%, due 01/31/20[9]	2,400,000	2,358,786

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Food products—(concluded)
US Foods, Inc.
5.875%, due 06/15/24[9]	95,000	94,050
		7,177,106
Gaming—0.60%
Boyd Gaming Corp.
6.000%, due 08/15/26	65,000	62,806
6.375%, due 04/01/26	60,000	59,475
6.875%, due 05/15/23	180,000	186,975
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
5.375%, due 06/01/24	135,000	132,300
Eldorado Resorts, Inc.
6.000%, due 04/01/25	25,000	24,687
6.000%, due 09/15/26[9]	35,000	34,344
7.000%, due 08/01/23	60,000	63,000
GLP Capital LP/GLP Financing II, Inc.
5.250%, due 06/01/25	1,500,000	1,507,515
MGM Resorts International
5.750%, due 06/15/25	50,000	48,750
6.625%, due 12/15/21	40,000	41,888
6.750%, due 10/01/20	170,000	177,123
8.625%, due 02/01/19	15,000	15,113
Six Flags Entertainment Corp.
4.875%, due 07/31/24[9]	125,000	118,125
WMG Acquisition Corp.
5.000%, due 08/01/23[9]	70,000	69,125
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.500%, due 03/01/25[9]	2,140,000	2,035,675
		4,576,901
Gas pipelines—0.22%
Kinder Morgan Energy Partners LP
4.150%, due 02/01/24	585,000	580,912
Kinder Morgan, Inc.
3.050%, due 12/01/19	500,000	498,175
5.550%, due 06/01/45	625,000	631,414
		1,710,501
Health care providers & services—0.69%
Abbott Laboratories
4.900%, due 11/30/46	355,000	366,154
Acadia Healthcare Co., Inc.
5.625%, due 02/15/23	75,000	75,094

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]		Value ($)
Corporate notes—(continued)
Health care providers & services—(concluded)
6.500%, due 03/01/24	35,000		35,578
Aetna, Inc.
2.750%, due 11/15/22	1,600,000		1,534,243
Anthem, Inc.
4.350%, due 08/15/20	1,200,000		1,219,998
Centene Corp.
4.750%, due 05/15/22	125,000		125,156
5.375%, due 06/01/26[9]	45,000		45,675
6.125%, due 02/15/24	50,000		52,250
Fresenius Medical Care US Finance II, Inc.
4.125%, due 10/15/20[9]	900,000		904,770
Fresenius Medical Care US Finance, Inc.
5.750%, due 02/15/21[9]	600,000		623,700
Hologic, Inc.
4.375%, due 10/15/25[9]	90,000		84,375
Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.
7.500%, due 10/01/24[9]	50,000		52,625
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.500%, due 04/15/25[9]	40,000		32,200
MEDNAX, Inc.
5.250%, due 12/01/23[9]	65,000		65,000
			5,216,818
Health facilities—0.02%
DaVita, Inc.
5.125%, due 07/15/24	70,000		66,850
5.750%, due 08/15/22	65,000		65,545
			132,395
Home builders—0.24%
Nationwide Building Society
(fixed, converts to FRN on 03/08/28),
4.302%, due 03/08/29[9]	265,000		249,724
(fixed, converts to FRN on 06/20/19),
6.875%, due 06/20/19[7,11]	GBP	1,200,000	1,556,848
			1,806,572
Hotels, restaurants & leisure—0.08%
McDonald’s Corp.
3 mo. USD LIBOR + 0.430%,
2.939%, due 10/28/21[3]	600,000		601,728

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Household durables—0.18%
D.R. Horton, Inc.
4.375%, due 09/15/22	1,400,000	1,408,929

Insurance—0.47%
American International Group, Inc.
3.375%, due 08/15/20	1,500,000	1,497,186
AXA Equitable Holdings, Inc.
4.350%, due 04/20/28[9]	1,700,000	1,629,371
5.000%, due 04/20/48[9]	485,000	432,130
		3,558,687
IT consulting & services—0.13%
Gartner, Inc.
5.125%, due 04/01/25[9]	65,000	64,513
Hewlett Packard Enterprise Co.
3.600%, due 10/15/20[10]	515,000	515,807
4.900%, due 10/15/25[10]	405,000	411,246
		991,566
Lodging—0.03%
Hilton Domestic Operating Co., Inc.
5.125%, due 05/01/26[9]	45,000	43,987
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.625%, due 04/01/25	50,000	48,500
4.875%, due 04/01/27	40,000	38,200
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
6.750%, due 11/15/21[9]	75,000	76,969
NCL Corp. Ltd.
4.750%, due 12/15/21[9]	32,000	32,040
		239,696
Machinery—0.24%
John Deere Capital Corp.
3.450%, due 06/07/23	1,700,000	1,690,518
Sensata Technologies BV
4.875%, due 10/15/23[9]	145,000	141,194
		1,831,712
Machinery-diversified—0.10%
RBS Global, Inc./Rexnord LLC
4.875%, due 12/15/25[9]	130,000	121,875
Stevens Holding Co., Inc.
6.125%, due 10/01/26[9]	170,000	169,383

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]		Value ($)
Corporate notes—(continued)
Machinery-diversified—(concluded)
Wabtec Corp.
4.150%, due 03/15/24	460,000		449,281
			740,539
Media—1.66%
Altice France SA
5.875%, due 02/01/27[9]	EUR	1,100,000	1,283,293
6.250%, due 05/15/24[9]	200,000		192,000
7.375%, due 05/01/26[9]	800,000		768,000
8.125%, due 02/01/27[9]	200,000		197,420
Altice Luxembourg SA
7.750%, due 05/15/22[9]	220,000		203,500
AMC Networks, Inc.
4.750%, due 12/15/22	65,000		64,025
5.000%, due 04/01/24	40,000		38,258
CBS Radio, Inc.
7.250%, due 11/01/24[9,12]	1,500,000		1,411,875
Charter Communications Operating LLC/Charter Communications Operating Capital
3.579%, due 07/23/20	1,600,000		1,597,872
4.464%, due 07/23/22	1,700,000		1,718,959
4.908%, due 07/23/25	785,000		790,559
5.375%, due 05/01/47	195,000		175,509
5.750%, due 04/01/48	265,000		250,182
Comcast Cable Communications Holdings, Inc.
9.455%, due 11/15/22	400,000		483,184
Comcast Corp.
3.700%, due 04/15/24	465,000		463,406
4.000%, due 08/15/47	550,000		479,084
4.950%, due 10/15/58	615,000		602,508
Discovery Communications LLC
5.200%, due 09/20/47	115,000		106,213
DISH DBS Corp.
5.000%, due 03/15/23	55,000		48,125
5.125%, due 05/01/20	100,000		100,250
5.875%, due 11/15/24	40,000		34,000
6.750%, due 06/01/21	60,000		60,600
7.750%, due 07/01/26	30,000		26,850
Lamar Media Corp.
5.000%, due 05/01/23	40,000		39,925
5.375%, due 01/15/24	25,000		25,031
5.750%, due 02/01/26	45,000		45,394
Liberty Interactive LLC
8.500%, due 07/15/29	50,000		52,750

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Media—(concluded)
MDC Partners, Inc.
6.500%, due 05/01/24[9]	30,000	24,600
Netflix, Inc.
4.375%, due 11/15/26	25,000	22,891
5.375%, due 02/01/21	25,000	25,469
5.500%, due 02/15/22	40,000	40,796
5.750%, due 03/01/24	25,000	25,438
5.875%, due 02/15/25	25,000	25,406
5.875%, due 11/15/28[9]	35,000	34,388
6.375%, due 05/15/29[9]	25,000	24,984
Nexstar Broadcasting, Inc.
5.875%, due 11/15/22	15,000	15,228
Nielsen Finance LLC/Nielsen Finance Co.
5.000%, due 04/15/22[9]	160,000	155,800
Sinclair Television Group, Inc.
5.375%, due 04/01/21	15,000	14,981
5.625%, due 08/01/24[9]	185,000	177,138
Sirius XM Radio, Inc.
5.000%, due 08/01/27[9]	70,000	65,778
5.375%, due 04/15/25[9]	165,000	163,453
5.375%, due 07/15/26[9]	125,000	122,250
Telenet Finance Luxembourg Notes SARL
5.500%, due 03/01/28[9]	200,000	185,500
Univision Communications, Inc.
5.125%, due 05/15/23[9]	30,000	28,260
6.750%, due 09/15/22[9]	65,000	66,300
Zayo Group LLC/Zayo Capital, Inc.
5.750%, due 01/15/27[9]	40,000	39,208
6.000%, due 04/01/23	35,000	35,700
6.375%, due 05/15/25	100,000	102,250
		12,654,590
Media-cable—0.20%
Cable One, Inc.
5.750%, due 06/15/22[9]	120,000	121,800
Time Warner Entertainment Co. LP
8.375%, due 03/15/23	1,200,000	1,383,140
		1,504,940
Medical providers—1.15%
HCA Healthcare, Inc.
6.250%, due 02/15/21	50,000	51,938

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Medical providers—(concluded)
HCA, Inc.
4.750%, due 05/01/23	55,000	55,550
5.000%, due 03/15/24	165,000	166,959
5.250%, due 04/15/25	120,000	122,550
5.375%, due 02/01/25	25,000	25,156
5.375%, due 09/01/26	105,000	104,213
5.875%, due 03/15/22	105,000	109,856
6.500%, due 02/15/20	2,914,000	3,008,705
7.500%, due 02/15/22	120,000	130,200
Tenet Healthcare Corp.
4.375%, due 10/01/21	80,000	79,100
4.625%, due 07/15/24	57,000	54,939
6.000%, due 10/01/20	600,000	614,430
7.500%, due 01/01/22[9]	120,000	125,100
UnitedHealth Group, Inc.
1.700%, due 02/15/19	3,986,000	3,973,397
WellCare Health Plans, Inc.
5.250%, due 04/01/25	20,000	19,950
5.375%, due 08/15/26[9]	90,000	89,775
		8,731,818
Metals & mining—0.20%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.
4.625%, due 05/15/23[9]	200,000	194,500
China Minmetals Corp.
(fixed, converts to FRN on 11/13/22),
3.750%, due 11/13/22[7,11]	200,000	183,750
FMG Resources August 2006 Pty Ltd.
4.750%, due 05/15/22[9]	20,000	19,200
5.125%, due 05/15/24[9]	20,000	19,000
Freeport-McMoRan, Inc.
3.550%, due 03/01/22	60,000	56,775
3.875%, due 03/15/23	185,000	171,125
4.550%, due 11/14/24	45,000	41,625
5.400%, due 11/14/34	100,000	87,500
5.450%, due 03/15/43	55,000	46,612
Glencore Funding LLC
4.000%, due 03/27/27[9]	450,000	413,857
Hudbay Minerals, Inc.
7.250%, due 01/15/23[9]	35,000	34,825
7.625%, due 01/15/25[9]	35,000	35,088
Novelis Corp.
5.875%, due 09/30/26[9]	80,000	75,400
6.250%, due 08/15/24[9]	80,000	79,200

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Metals & mining—(concluded)
Teck Resources Ltd.
6.250%, due 07/15/41	65,000	64,837
		1,523,294
Oil & gas—1.29%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.000%, due 11/01/26[9]	85,000	82,450
10.000%, due 04/01/22[9]	65,000	71,581
BG Energy Capital PLC
4.000%, due 10/15/21[9,12]	1,400,000	1,416,250
Canadian Natural Resources Ltd.
6.250%, due 03/15/38	445,000	501,285
Concho Resources, Inc.
4.875%, due 10/01/47	440,000	415,861
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.250%, due 04/01/23[10]	90,000	91,800
Energy Transfer LP
7.500%, due 10/15/20	180,000	190,575
EP Energy LLC/Everest Acquisition Finance, Inc.
7.750%, due 05/15/26[9]	40,000	39,788
KazMunayGas National Co. JSC
5.375%, due 04/24/30[9]	200,000	198,500
5.750%, due 04/19/47[7]	200,000	190,500
Marathon Oil Corp.
2.800%, due 11/01/22	1,900,000	1,810,957
4.400%, due 07/15/27	180,000	175,427
Newfield Exploration Co.
5.750%, due 01/30/22	150,000	154,687
Oasis Petroleum, Inc.
6.250%, due 05/01/26[9]	75,000	73,688
6.875%, due 03/15/22	105,000	105,656
Odebrecht Oil & Gas Finance Ltd.
1.161%, due 12/03/18[9,11,14]	174,037	2,604
Petroleos Mexicanos
5.350%, due 02/12/28[9]	100,000	88,845
6.500%, due 03/13/27	355,000	343,640
6.750%, due 09/21/47	83,000	71,239
6.875%, due 08/04/26	253,000	251,988
Pioneer Natural Resources Co.
3.950%, due 07/15/22	1,900,000	1,903,007
Precision Drilling Corp.
7.125%, due 01/15/26[9]	30,000	29,775
7.750%, due 12/15/23	145,000	150,800

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Oil & gas—(concluded)
Range Resources Corp.
5.000%, due 08/15/22	20,000	19,650
5.000%, due 03/15/23	175,000	169,312
Sinopec Group Overseas Development 2014 Ltd.
4.375%, due 04/10/24[7]	200,000	201,780
SM Energy Co.
5.000%, due 01/15/24	55,000	52,388
6.125%, due 11/15/22	57,000	57,713
6.625%, due 01/15/27	35,000	35,175
6.750%, due 09/15/26	55,000	55,138
State Oil Co. of the Azerbaijan Republic MTN
4.750%, due 03/13/23[7]	200,000	197,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.250%, due 11/15/23	110,000	105,495
5.000%, due 01/15/28	40,000	37,900
5.125%, due 02/01/25	30,000	29,175
5.375%, due 02/01/27	95,000	92,387
5.875%, due 04/15/26[9]	60,000	60,338
Whiting Petroleum Corp.
5.750%, due 03/15/21	50,000	50,313
6.250%, due 04/01/23	90,000	91,125
6.625%, due 01/15/26	40,000	40,100
WPX Energy, Inc.
5.250%, due 09/15/24	100,000	98,750
5.750%, due 06/01/26	50,000	49,750
6.000%, due 01/15/22	11,000	11,248
		9,816,140
Packaging & containers—0.11%
Ball Corp.
4.375%, due 12/15/20	50,000	50,000
5.000%, due 03/15/22	80,000	81,200
Berry Plastics Corp.
5.125%, due 07/15/23	70,000	69,650
BWAY Holding Co.
5.500%, due 04/15/24[9]	115,000	110,400
Crown Americas LLC/Crown Americas Capital Corp. IV
4.500%, due 01/15/23	65,000	63,700
Crown Americas LLC/Crown Americas Capital Corp. V
4.250%, due 09/30/26	25,000	22,688
Crown Americas LLC/Crown Americas Capital Corp. VI
4.750%, due 02/01/26[9]	45,000	42,469

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Packaging & containers—(concluded)
Graphic Packaging International, Inc.
4.750%, due 04/15/21	65,000	65,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
5.125%, due 07/15/23[9]	210,000	205,537
5.750%, due 10/15/20	82,374	82,374
3 mo. USD LIBOR + 3.500%,
5.936%, due 07/15/21[3,9]	25,000	25,250
		818,268
Personal & household products—0.01%
Edgewell Personal Care Co.
4.700%, due 05/19/21	55,000	55,000
4.700%, due 05/24/22	10,000	9,725
		64,725
Pharmaceuticals—1.66%
AbbVie, Inc.
3.375%, due 11/14/21	1,900,000	1,889,940
4.700%, due 05/14/45	450,000	406,829
Actavis Funding SCS
3.450%, due 03/15/22	1,400,000	1,377,031
Bausch Health Cos., Inc.
5.500%, due 11/01/25[9]	65,000	63,700
6.500%, due 03/15/22[9]	115,000	119,025
Bayer US Finance II LLC
3 mo. USD LIBOR + 0.630%,
3.003%, due 06/25/21[3,9]	700,000	700,263
3 mo. USD LIBOR + 1.010%,
3.344%, due 12/15/23[3,9]	1,900,000	1,892,480
3.500%, due 06/25/21[9]	1,600,000	1,589,888
Shire Acquisitions Investments Ireland DAC
1.900%, due 09/23/19	2,500,000	2,469,295
2.400%, due 09/23/21	595,000	571,835
Zoetis, Inc.
3.250%, due 08/20/21	1,600,000	1,591,816
		12,672,102
Pipelines—1.72%
Abu Dhabi Crude Oil Pipeline LLC
4.600%, due 11/02/47[7]	200,000	189,000
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.375%, due 09/15/24	155,000	151,125
Cheniere Corpus Christi Holdings LLC
5.875%, due 03/31/25	155,000	159,263

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Pipelines—(concluded)
Cheniere Energy Partners LP
5.250%, due 10/01/25	160,000	157,000
DCP Midstream Operating LP
4.750%, due 09/30/21[9]	70,000	70,175
5.375%, due 07/15/25	25,000	25,351
6.750%, due 09/15/37[9]	30,000	31,200
Energy Transfer Partners LP
5.800%, due 06/15/38	235,000	233,743
Series B
(fixed, converts to FRN on 02/15/28),
6.625%, due 02/15/28[11]	750,000	694,687
Enterprise Products Operating LLC
4.050%, due 02/15/22	1,500,000	1,514,528
5.250%, due 01/31/20	2,100,000	2,148,384
Florida Gas Transmission Co. LLC
5.450%, due 07/15/20[4,9]	800,000	822,650
NuStar Logistics LP
4.800%, due 09/01/20	25,000	24,938
5.625%, due 04/28/27	75,000	71,719
6.750%, due 02/01/21	35,000	36,400
Sabine Pass Liquefaction LLC
5.750%, due 05/15/24	5,800,000	6,142,888
SemGroup Corp./Rose Rock Finance Corp.
5.625%, due 11/15/23	55,000	51,975
Southern Gas Corridor CJSC
6.875%, due 03/24/26[7]	200,000	213,650
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.750%, due 04/15/25	140,000	134,050
Sunoco Logistics Partners Operations LP
4.650%, due 02/15/22	250,000	254,631
		13,127,357
Real estate—0.46%
Equinix, Inc.
5.375%, due 01/01/22	50,000	50,938
5.750%, due 01/01/25	20,000	20,375
ESH Hospitality, Inc.
5.250%, due 05/01/25[9]	165,000	156,131
MPT Operating Partnership LP/MPT Finance Corp.
5.000%, due 10/15/27	75,000	70,477
5.250%, due 08/01/26	115,000	110,975
5.500%, due 05/01/24	65,000	65,650
6.375%, due 03/01/24	110,000	113,850

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]		Value ($)
Corporate notes—(continued)
Real estate—(concluded)
Ontario Teachers’ Cadillac Fairview Properties Trust
3.125%, due 03/20/22[9]	300,000		293,596
Realogy Group LLC/Realogy Co-Issuer Corp.
4.875%, due 06/01/23[9]	130,000		117,650
RHP Hotel Properties LP/RHP Finance Corp.
5.000%, due 04/15/23	65,000		64,350
Starwood Property Trust, Inc.
4.750%, due 03/15/25	40,000		38,100
5.000%, due 12/15/21	75,000		74,625
Tesco Property Finance 5 PLC
5.661%, due 10/13/41[7]	GBP	688,624	1,029,766
Vesteda Finance BV MTN
2.500%, due 10/27/22[7]	EUR	1,000,000	1,198,729
VICI Properties 1 LLC/VICI FC, Inc.
8.000%, due 10/15/23	70,000		76,825
			3,482,037
Rental auto/equipment—0.01%
United Rentals North America, Inc.
5.750%, due 11/15/24	95,000		95,238

Retail—0.76%
1011778 BC ULC/New Red Finance, Inc.
4.250%, due 05/15/24[9]	135,000		126,562
4.625%, due 01/15/22[9]	40,000		39,645
5.000%, due 10/15/25[9]	35,000		32,813
Amazon.com, Inc.
3.150%, due 08/22/27	1,300,000		1,224,472
Beacon Roofing Supply, Inc.
6.375%, due 10/01/23	50,000		50,500
eBay, Inc.
2.600%, due 07/15/22	1,125,000		1,080,198
2.750%, due 01/30/23	1,600,000		1,529,726
3.800%, due 03/09/22	1,500,000		1,503,411
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.000%, due 06/01/24[9]	40,000		39,450
5.250%, due 06/01/26[9]	50,000		49,125
Penske Automotive Group, Inc.
5.375%, due 12/01/24	65,000		63,131

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Retail—(concluded)
5.750%, due 10/01/22	75,000	76,031
		5,815,064
Software—0.30%
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.
6.000%, due 07/15/25[9]	90,000	89,212
MSCI, Inc.
5.250%, due 11/15/24[9]	200,000	201,500
5.750%, due 08/15/25[9]	10,000	10,275
Nuance Communications, Inc.
5.625%, due 12/15/26	145,000	142,100
6.000%, due 07/01/24	55,000	55,688
Open Text Corp.
5.875%, due 06/01/26[9]	125,000	125,625
Quintiles Transnational Corp.
4.875%, due 05/15/23[9]	90,000	88,988
Rackspace Hosting, Inc.
8.625%, due 11/15/24[9]	150,000	141,000
VMware, Inc.
2.950%, due 08/21/22	1,500,000	1,437,760
		2,292,148
Special purpose entity—0.68%
CVS Pass-Through Trust
4.704%, due 01/10/36[9]	3,095,963	3,049,524
Daimler Finance North America LLC
2.250%, due 09/03/19[9]	2,150,000	2,133,411
		5,182,935
Steel producers/products—0.18%
Big River Steel LLC/BRS Finance Corp.
7.250%, due 09/01/25[9]	61,000	64,050
Steel Dynamics, Inc.
5.250%, due 04/15/23	50,000	50,125
Vale Overseas Ltd.
6.250%, due 08/10/26	1,170,000	1,246,240
		1,360,415
Support-services—0.00%†
WEX, Inc.
4.750%, due 02/01/23[9]	25,000	25,000

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]		Value ($)
Corporate notes—(continued)
Telecom-integrated/services—0.03%
Frontier Communications Corp.
8.500%, due 04/01/26[9]	105,000		97,519
11.000%, due 09/15/25	88,000		64,460
Hughes Satellite Systems Corp.
7.625%, due 06/15/21	40,000		42,420
			204,399
Telecommunication services—0.04%
Altice US Finance I Corp.
5.500%, due 05/15/26[9]	200,000		194,812
CommScope Technologies LLC
6.000%, due 06/15/25[9]	135,000		131,287
			326,099
Telecommunications—0.53%
CommScope, Inc.
5.500%, due 06/15/24[9]	15,000		14,513
Embarq Corp.
7.995%, due 06/01/36	105,000		100,012
Qwest Corp.
6.875%, due 09/15/33	80,000		77,397
Telecom Italia Capital SA
6.000%, due 09/30/34	40,000		36,100
Verizon Communications, Inc.
3.376%, due 02/15/25	866,000		836,176
Virgin Media Finance PLC
6.000%, due 10/15/24[9]	240,000		234,300
Virgin Media Secured Finance PLC
5.000%, due 04/15/27[9]	GBP	2,200,000	2,766,795
			4,065,293
Telecommunications equipment—0.01%
CDW LLC/CDW Finance Corp.
5.000%, due 09/01/23	100,000		99,500

Telephone-integrated—0.05%
Level 3 Financing, Inc.
5.125%, due 05/01/23	210,000		208,425
5.375%, due 08/15/22	155,000		155,194
			363,619
Tobacco—0.69%
Imperial Brands Finance PLC
3.500%, due 02/11/23[9]	3,755,000		3,651,144

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Tobacco—(concluded)
3.750%, due 07/21/22[9]	1,600,000	1,581,532
		5,232,676
Transportation services—0.39%
AP Moller - Maersk A/S
2.550%, due 09/22/19[9]	1,700,000	1,684,465
2.875%, due 09/28/20[9]	1,100,000	1,082,813
Transnet SOC Ltd.
4.000%, due 07/26/22[7]	200,000	187,100
		2,954,378
Utilities—0.38%
HD Supply, Inc.
5.375%, due 10/15/26[9]	95,000	91,081
IPALCO Enterprises, Inc.
3.450%, due 07/15/20	2,800,000	2,778,309
		2,869,390
Wireless telecommunication services—0.24%
CenturyLink, Inc.
5.625%, due 04/01/20	70,000	70,875
Sprint Capital Corp.
6.900%, due 05/01/19	1,700,000	1,722,253
		1,793,128
Wireless telecommunications—0.86%
AT&T, Inc.
3.800%, due 03/15/22	975,000	973,810
4.750%, due 05/15/46	515,000	447,049
5.450%, due 03/01/47	905,000	858,483
Deutsche Telekom International Finance BV
1.950%, due 09/19/21[9]	1,200,000	1,143,045
2.820%, due 01/19/22[9]	1,600,000	1,555,208
Nokia OYJ
4.375%, due 06/12/27	70,000	65,835
Sprint Corp.
7.125%, due 06/15/24	235,000	240,287
7.625%, due 03/01/26	65,000	67,316
7.875%, due 09/15/23	140,000	149,450
T-Mobile USA, Inc.
5.375%, due 04/15/27	45,000	43,987
6.000%, due 03/01/23	170,000	173,842
6.000%, due 04/15/24	40,000	41,000

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(concluded)
Wireless telecommunications—(concluded)
6.500%, due 01/15/26	95,000	100,225
Vodafone Group PLC
3.750%, due 01/16/24	715,000	698,991
		6,558,528
Total corporate notes (cost—$436,758,805)		427,549,559

Loan assignments—3.20%
Advertising—0.01%
Advantage Sales & Marketing, Inc.
2014 1st Lien Term Loan, 1 mo. USD LIBOR + 3.250%,
5.552%, due 07/23/21[3]	54,857	49,783

Aerospace & defense—0.02%
TransDigm, Inc.
2018 Term Loan E, 1 mo. USD LIBOR + 2.500%,
4.802%, due 05/30/25[3]	124,375	123,631

Airlines—0.02%
American Airlines, Inc.
2018 Term Loan B, 1 mo. USD LIBOR + 1.750%,
4.045%, due 06/27/25[3]	85,000	83,114
United Airlines, Inc.
2018 Term Loan B, 1 mo. USD LIBOR + 1.750%,
4.052%, due 04/01/24[3]	69,646	69,429
		152,543
Auto & truck—0.00%†
Tenneco, Inc.
2018 Term Loan B, 1 mo. USD LIBOR + 2.750%,
5.052%, due 10/01/25[3]	20,000	19,933

Automotive parts—0.03%
CS Intermediate Holdco 2 LLC
2016 Term Loan B, 1 mo. USD LIBOR + 2.000%,
4.302%, due 11/02/23[3]	114,129	114,164
Dealer Tire, LLC
2017 Term Loan B, 1 mo. USD LIBOR + 3.250%,
5.654%, due 12/22/21[3]	29,887	29,682

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]	Value ($)
Loan assignments—(continued)
Automotive parts—(concluded)
Goodyear Tire & Rubber Co./The
New 2nd Lien Term Loan, 1 mo. USD LIBOR + 2.000%,
4.360%, due 03/07/25[3]	115,000	114,066
		257,912
Beverages—0.01%
Jacobs Douwe Egberts International BV
0.000%, due 11/01/25[16]	90,000	89,944

Broadcast—0.25%
AlixPartners LLP
2017 Term Loan B, 1 mo. USD LIBOR + 2.750%,
5.052%, due 04/04/24[3]	325,050	325,050
Auris Luxembourg III SARL
0.000%, due 07/20/25[16]	50,000	50,291
Capital Automotive LP
2017 1st Lien Term Loan, 1 mo. USD LIBOR + 2.500%,
4.810%, due 03/24/24[3]	318,819	318,660
Clark Equipment Co.
2018 Term Loan B, 3 mo. USD LIBOR + 2.000%,
4.344%, due 05/18/24[3]	235,553	235,037
CPG International, Inc.
2017 Term Loan, 6 mo. USD LIBOR + 3.750%,
6.251%, due 05/05/24[3]	19,986	20,019
Emerald Expositions Holding, Inc.
2017 Term Loan B, 1 mo. USD LIBOR + 2.750%,
5.052%, due 05/22/24[3]	314,193	314,193
Gates Global LLC
2017 USD Repriced Term Loan B, 1 mo. USD LIBOR + 2.750%,
5.052%, due 04/01/24[3]	325,067	325,213
Infor (US), Inc.
Term Loan B6, 3 mo. USD LIBOR + 2.750%,
5.136%, due 02/01/22[3]	322,472	321,101
		1,909,564
Building materials—0.01%
American Builders & Contractors Supply Co., Inc.
2018 Term Loan B, 1 mo. USD LIBOR + 2.000%,
4.302%, due 10/31/23[3]	44,773	44,281

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]	Value ($)
Loan assignments—(continued)
Building materials—(concluded)
Forterra Finance LLC
2017 Term Loan B, 1 mo. USD LIBOR + 3.000%,
5.302%, due 10/25/23[3]	64,633	59,392
		103,673
Cable—0.01%
Unitymedia Hessen GmbH & Co. KG
2018 Term Loan E, 1 mo. USD LIBOR + 2.000%,
4.280%, due 06/01/23[3]	55,000	54,897

Chemicals—0.01%
H.B. Fuller Co.
2017 Term Loan B, 1 mo. USD LIBOR + 2.000%,
4.280%, due 10/20/24[3]	63,177	62,914
Solenis International, LP
2018 1st Lien Term Loan, 3 mo. USD LIBOR + 4.000%,
6.311%, due 12/26/23[3]	49,875	49,844
		112,758
Commercial services—0.10%
Ceridian HCM Holding, Inc.
2018 Term Loan B, 1 mo. USD LIBOR + 3.25.0%,
5.552%, due 04/30/25[3]	60,000	60,075
Concentra Inc.
0.000%, due 06/01/22[16]	115,000	115,144
Filtration Group Corp.
2018 1st Lien Term Loan, 1 mo. USD LIBOR + 3.000%,
5.302%, due 03/29/25[3]	144,275	144,790
GFL Environmental Inc.
1.000%, due 05/31/25[16]	25,000	24,594
Grizzly Acquisitions, Inc.
2018 Term Loan B, 3 mo. USD LIBOR + 3.250%,
5.646%, due 10/01/25[3]	50,000	50,208
Harland Clarke Holdings Corp.
Term Loan B7, 3 mo. USD LIBOR + 4.750%,
7.136%, due 11/03/23[3]	53,419	49,946
Iron Mountain, Inc.
2018 Term Loan B, 1 mo. USD LIBOR + 1.750%,
4.052%, due 01/02/26[3]	49,750	48,991
PI US MergerCo, Inc.
USD 2017 1st Lien Term Loan, 1 mo. USD LIBOR + 3.500%,
5.802%, due 12/20/24[3]	29,850	29,720

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]	Value ($)
Loan assignments—(continued)
Commercial services—(concluded)
Verscend Holding Corp.
2018 Term Loan B, 1 mo. USD LIBOR + 4.500%,
6.802%, due 08/27/25[3]	40,000	40,288
Wand Intermediate I LP
0.000%, due 09/17/21[16]	95,000	95,119
Wrangler Buyer Corp.
Term Loan B, 3 mo. USD LIBOR + 2.750%,
5.006%, due 09/27/24[3]	138,950	138,975
		797,850
Commercial services & supplies—0.02%
Bright Horizons Family Solutions, Inc.
2017 Term Loan B, 3 mo. USD LIBOR + 0.750%,
4.052%, due 11/07/23[3]	114,131	114,131

Communications equipment—0.00%†
Lumentum Holdings
0.000%, due 08/07/25[16]	20,000	20,050

Computer software & services—0.11%
BMC Software Finance, Inc.
2018 USD Term Loan B, 3 mo. USD LIBOR + 4.250%,
6.648%, due 10/02/25[3]	35,000	35,084
Change Healthcare Holdings LLC
2017 Term Loan B, 1 mo. USD LIBOR + 2.750%,
5.052%, due 03/01/24[3]	321,750	321,229
Optiv Security, Inc.
1st Lien Term Loan, 1 mo. USD LIBOR + 3.250%,
5.552%, due 02/01/24[3]	59,843	57,973
Presidio, Inc.
2017 Refinanced Term Loan B, 3 mo. USD LIBOR + 2.750%,
5.115%, due 02/02/24[3]	145,571	145,450
SS&C Technologies Holdings Europe SARL
2018 Term Loan B4, 1 mo. USD LIBOR + 2.250%,
4.552%, due 04/16/25[3]	54,157	53,855
SS&C Technologies, Inc.
2018 Term Loan B3, 1 mo. USD LIBOR + 2.250%,
4.552%, due 04/16/25[3]	139,724	138,947

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]	Value ($)
Loan assignments—(continued)
Computer software & services—(concluded)
Western Digital Corp.
2018 Term Loan B4, 1 mo. USD LIBOR + 1.750%,
4.044%, due 04/29/23[3]	59,700	59,271
		811,809
Computers & peripherals—0.02%
Dell International LLC
2017 Term Loan B, 1 mo. USD LIBOR + 2.000%,
4.310%, due 09/07/23[3]	158,797	158,559

Construction products—0.00%†
CHG PPC Parent LLC
2018 Term Loan B, 1 mo. USD LIBOR + 2.750%,
5.052%, due 03/31/25[3]	19,950	19,875

Consumer products—0.01%
Albea Beauty Holdings SA
2018 USD Term Loan B2, 3 mo. USD LIBOR + 2.750%,
5.195%, due 04/22/24[3]	19,900	19,751
Spectrum Brands, Inc.
2017 Term Loan B, 2 mo. USD LIBOR + 2.000%,
4.348%, due 06/23/22[3]	54,584	54,564
		74,315
Containers & packaging—0.01%
Berry Global, Inc.
2018 Term Loan S, 3 mo. USD LIBOR + 1.750%,
4.027%, due 02/08/20[3]	65,625	65,495
2018 Term Loan T, 2 mo. USD LIBOR + 1.750%,
4.027%, due 01/06/21[3]	15,000	14,961
		80,456
Distribution/wholesale—0.01%
Spin Holdco, Inc.
2017 Term Loan B, 3 mo. USD LIBOR + 3.250%,
5.686%, due 11/14/22[3]	50,000	49,989

Diversified financial services—0.02%
Travelport Finance (Luxembourg) SARL
2018 Term Loan B, 3 mo. USD LIBOR + 2.500%,
4.814%, due 03/17/25[3]	124,330	124,058

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]	Value ($)
Loan assignments—(continued)
Diversified financials—0.04%
First Data Corp.
2024 USD Term Loan, 1 mo. USD LIBOR + 2.000%,
4.287%, due 04/26/24[3]	215,000	213,747
LPL Holdings, Inc.
2017 1st Lien Term Loan B, 1 mo. USD LIBOR + 2.250%,
4.530%, due 09/23/24[3]	114,135	114,207
		327,954
Electric utilities—0.05%
NRG Energy, Inc.
2016 Term Loan B, 3 mo. USD LIBOR + 1.750%,
4.136%, due 06/30/23[3]	84,353	83,992
Talen Energy Supply LLC
2017 Term Loan B2, 1 mo. USD LIBOR + 4.000%,
6.302%, due 04/15/24[3]	323,730	324,135
		408,127
Electric-generation—0.04%
Vistra Operations Co. LLC
2016 Term Loan B2, 1 mo. USD LIBOR + 2.250%,
4.552%, due 12/14/23[3]	338,963	339,091

Electronic equipment & instruments—0.00%†
Celestica Inc.
2018 1st Lien Term Loan B, 1 mo. USD LIBOR + 2.000%,
4.295%, due 06/27/25[3]	9,975	9,888

Electronics—0.03%
Compass Power Generation LLC
2018 Term Loan B, 1 mo. USD LIBOR + 3.500%,
5.802%, due 12/20/24[3]	69,825	70,209
Microchip Technology Incorporated
2018 Term Loan B, 1 mo. USD LIBOR + 2.00%,
4.310%, due 05/29/25[3]	31,652	31,525
Micron Technology, Inc.
Term Loan, 1 mo. USD LIBOR + 1.750%,
4.060%, due 04/26/22[3]	114,124	114,100

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]	Value ($)
Loan assignments—(continued)
Electronics—(concluded)
Southwire Co.
2018 Term Loan B, 1 mo. USD LIBOR + 2.000%,
4.290%, due 05/19/25[3]	19,950	19,942
		235,776
Engineering & construction—0.02%
Hamilton Holdco LLC
2018 Term Loan B, 3 mo. USD LIBOR + 2.000%,
4.400%, due 07/02/25[3]	39,900	39,950
Minimax GmbH & Co. KG
2018 USD Term Loan B1C, 1 mo. USD LIBOR + 3.000%,
5.297%, due 07/31/25[3]	80,000	80,150
		120,100
Entertainment—0.03%
Dorna Sports, S.L.
0.000%, due 04/12/24[16]	32,000	31,466
GVC Holdings PLC
2018 USD Term Loan B2, 1 mo. USD LIBOR + 2.500%,
4.802%, due 03/29/24[3]	24,875	24,925
Lions Gate Capital Holdings LLC
2018 Term Loan B, 1 mo. USD LIBOR + 2.250%,
4.552%, due 03/24/25[3]	29,850	29,720
SeaWorld Parks & Entertainment, Inc.
0.000%, due 03/31/24[16]	150,000	149,544
		235,655
Environmental—0.02%
Clean Harbors, Inc.
2017 Term Loan B, 1 mo. USD LIBOR + 1.750%,
4.052%, due 06/27/24[3]	114,133	114,240

Finance-captive automotive—0.01%
Prime Security Services Borrower LLC
2016 1st Lien Term Loan, 1 mo. USD LIBOR + 2.750%,
5.052%, due 05/02/22[3]	104,471	104,424

Financial services—0.08%
Avolon TLB Borrower 1 (US) LLC
Term Loan B3, 1 mo. USD LIBOR + 2.000%,
4.280%, due 01/15/25[3]	213,924	213,246
Clipper Acquisitions Corp.
2017 Term Loan B, 1 mo. USD LIBOR + 1.750%,
4.029%, due 12/27/24[3]	34,825	34,694

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]	Value ($)
Loan assignments—(continued)
Financial services—(concluded)
Crown Finance US, Inc.
2018 USD Term Loan, 1 mo. USD LIBOR + 2.500%,
4.802%, due 02/28/25[3]	159,200	158,420
Fortress Investment Group LLC
2018 Term Loan B, 1 mo. USD LIBOR + 2.000%,
4.302%, due 12/27/22[3]	60,000	59,925
Harbourvest Partners LLC
2018 Term Loan B, 1 mo. USD LIBOR + 2.250%,
4.530%, due 03/01/25[3]	109,057	108,920
		575,205
Food products—0.04%
Albertsons LLC
USD 2017 Term Loan B4, 1 mo. USD LIBOR + 2.750%,
5.052%, due 08/25/21[3]	159,176	158,869
Albertsons, LLC
USD 2017 Term Loan B6, 3 mo. USD LIBOR + 3.000%,
5.311%, due 06/22/23[3]	109,171	108,625
Aramark Services, Inc.
2018 Term Loan B2, 1 mo. USD LIBOR + 1.750%,
4.052%, due 03/28/24[3]	42,525	42,472
2018 Term Loan B3, 1 mo. USD LIBOR + 1.750%,
4.052%, due 03/11/25[3]	9,350	9,344
US Foods, Inc.
2016 Term Loan B, 1 mo. USD LIBOR + 2.000%,
4.302%, due 06/27/23[3]	14,924	14,892
		334,202
Gaming—0.14%
Cedar Fair LP
2017 Term Loan B, 1 mo. USD LIBOR + 1.750%,
4.052%, due 04/13/24[3]	115,000	114,712
Churchill Downs Incorporated
2017 Term Loan B, 1 mo. USD LIBOR + 2.000%,
4.310%, due 12/27/24[3]	143,673	143,853
CityCenter Holdings LLC
2017 Term Loan B, 1 mo. USD LIBOR + 2.250%,
4.552%, due 04/18/24[3]	325,875	324,959
Mohegan Tribal Gaming Authority
2016 Term Loan B, 1 mo. USD LIBOR + 4.000%,
6.302%, due 10/13/23[3]	129,324	121,150
Scientific Games International, Inc.
2018 Term Loan B5, 2 mo. USD LIBOR + 2.750%,
5.048%, due 08/14/24[3]	213,925	211,709

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]	Value ($)
Loan assignments—(continued)
Gaming—(concluded)
Stars Group Holdings BV/The
2018 USD Incremental Term Loan, 3 mo. USD LIBOR + 3.500%,
5.886%, due 07/10/25[3]	24,938	25,028
WMG Acquisition Corp.
2018 Term Loan F, 1 mo. USD LIBOR + 2.125%,
4.427%, due 11/01/23[3]	160,000	159,261
		1,100,672
Health care providers & services—0.05%
Convatec, Inc.
USD 2016 Term Loan B, 3 mo. USD LIBOR + 2.250%,
4.636%, due 10/31/23[3]	119,550	119,327
MPH Acquisition Holdings LLC
2016 Term Loan B, 3 mo. USD LIBOR + 2.750%,
5.136%, due 06/07/23[3]	147,169	146,678
Team Health Holdings, Inc.
1st Lien Term Loan, 1 mo. USD LIBOR + 2.750%,
5.052%, due 02/06/24[3]	129,343	122,068
		388,073
Health services—0.01%
Ortho-Clinical Diagnostics SA
2018 Term Loan B, 1 mo. USD LIBOR + 3.250%,
5.544%, due 06/30/25[3]	69,900	69,638

Hotels, restaurants & leisure—0.07%
Eldorado Resorts LLC
2017 Term Loan B, 3 mo. USD LIBOR + 2.250%,
4.563%, due 04/17/24[3]	217,743	217,676
Four Seasons Hotels LTD.
New 1st Lien Term Loan, 1 mo. USD LIBOR + 2.000%,
4.302%, due 11/30/23[3]	338,963	338,779
		556,455
Hotels, restaurants & leisure—0.00%†
Las Vegas Sands LLC
2018 Term Loan B, 1 mo. USD LIBOR + 1.750%,
4.052%, due 03/27/25[3]	34,825	34,679

Industrial conglomerates—0.01%
Gardner Denver, Inc.
2017 USD Term Loan B, 1 mo. USD LIBOR + 2.750%,
5.052%, due 07/30/24[3]	108,003	108,152

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]	Value ($)
Loan assignments—(continued)
Insurance—0.01%
Asurion LLC
2018 Term Loan B7, 1 mo. USD LIBOR + 3.000%,
5.302%, due 11/03/24[3]	64,863	64,897

Internet software & services—0.01%
McAfee LLC
1.000%, due 09/30/24[16]	65,000	65,151

IT consulting & services—0.06%
Fleetcor Technologies, Inc.
2017 Term Loan B3, 1 mo. USD LIBOR + 2.000%,
4.302%, due 08/02/24[3]	124,060	124,008
Gartner, Inc.
2016 Term Loan A, 1 mo. USD LIBOR + 1.750%,
4.052%, due 03/20/22[3]	305,250	305,632
		429,640
Lodging—0.57%
Belmond Interfin Ltd.
Dollar Term Loan, 1 mo. USD LIBOR + 2.750%,
5.052%, due 07/03/24[3]	129,020	129,074
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 1 mo. USD LIBOR + 2.750%,
5.052%, due 12/22/24[3]	104,213	104,198
Hilton Worldwide Finance LLC
Term Loan B2, 1 mo. USD LIBOR + 1.750%,
4.031%, due 10/25/23[3]	3,954,313	3,956,804
NCL Corp. Ltd.
2017 Term Loan B, 1 mo. USD LIBOR + 1.750%,
4.052%, due 10/10/21[3]	114,138	114,138
RHP Hotel Properties LP
2017 Term Loan B, 3 mo. USD LIBOR + 2.000%,
4.440%, due 05/11/24[3]	26,864	26,810
		4,331,024
Machinery—0.03%
Sensata Technologies BV
2015 Term Loan B, 1 mo. USD LIBOR + 1.750%,
4.030%, due 10/14/21[3]	115,000	115,239
Titan Acquisition Ltd.
2018 Term Loan B, 1 mo. USD LIBOR + 3.000%,
5.302%, due 03/28/25[3]	64,675	60,840

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]	Value ($)
Loan assignments—(continued)
Machinery—(concluded)
Welbilt, Inc.
2018 Term Loan B, 3 mo. USD LIBOR + 2.500%,
4.782%, due 10/23/25[3]	65,000	64,838
		240,917
Machinery-construction & mining—0.02%
Brookfield WEC Holdings, Inc.
2018 1st Lien Term Loan, 1 mo. USD LIBOR + 3.750%,
6.052%, due 08/01/25[3]	70,000	70,370
Terex Corp.
2018 Term Loan B, 2 mo. USD LIBOR + 2.000%,
4.294%, due 01/31/24[3]	114,131	113,655
		184,025
Machinery-diversified—0.02%
Zodiac Pool Solutions LLC
2018 Term Loan B, 1 mo. USD LIBOR + 2.250%,
4.552%, due 07/02/25[3]	114,713	114,641

Manufacturing-diversified—0.02%
Penn Engineering & Manufacturing Corp.
2017 USD Term Loan B, 1 mo. USD LIBOR + 2.750%,
5.045%, due 06/27/24[3]	129,020	129,101

Media—0.25%
Cogeco Communications (USA) II LP
2017 1st Lien Term Loan, 1 mo. USD LIBOR + 2.375%,
4.677%, due 01/03/25[3]	134,663	133,989
CSC Holdings LLC
2017 1st Lien Term Loan, 1 mo. USD LIBOR + 2.250%,
4.530%, due 07/17/25[3]	325,050	324,007
Cumulus Media New Holdings, Inc.
0.000%, due 05/15/22[16]	54,510	53,795
Gray Television, Inc.
2017 Term Loan B, 3 mo. USD LIBOR + 2.250%,
4.515%, due 02/07/24[3]	306,021	305,804
Lamar Media Corp.
2018 Term Loan B, 1 mo. USD LIBOR + 1.750%,
4.063%, due 03/14/25[3]	114,425	114,568
Nexstar Broadcasting, Inc.
0.000%, due 01/17/24[16]	68,967	68,881
Nielsen Finance LLC
USD Term Loan B4, 1 mo. USD LIBOR + 2.000%,
4.281%, due 10/04/23[3]	325,050	323,288

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]	Value ($)
Loan assignments—(continued)
Media—(concluded)
Sinclair Television Group, Inc.
Term Loan B2, 1 mo. USD LIBOR + 2.250%,
4.560%, due 01/03/24[3]	334,050	334,571
Univision Communications, Inc.
Term Loan C5, 1 mo. USD LIBOR + 2.750%,
5.052%, due 03/15/24[3]	218,211	209,175
		1,868,078
Media-broadcast—0.00%†
Mission Broadcasting, Inc.
0.000%, due 01/17/24[16]	11,033	11,019

Medical providers—0.02%
HCA, Inc.
2018 Term Loan B10, 1 mo. USD LIBOR + 2.000%,
4.302%, due 03/13/25[3]	159,200	159,797

Oil & gas—0.11%
BCP Raptor II LLC
0.000%, due 11/03/25[16]	75,000	74,437
BCP Raptor LLC
Term Loan B, 2 mo. USD LIBOR + 4.250%,
6.641%, due 06/24/24[3]	94,371	93,007
Brazos Delaware II LLC
Term Loan B, 1 mo. USD LIBOR + 4.000%,
6.282%, due 05/21/25[3]	29,925	29,686
Eastern Power LLC
Term Loan B, 1 mo. USD LIBOR + 3.750%,
6.052%, due 10/02/23[3]	188,301	187,800
Energy Transfer Equity LP
USD 2017 Term Loan B, 1 mo. USD LIBOR + 2.000%,
4.302%, due 02/02/24[3]	281,888	281,687
Kestrel Acquisition, LLC
2018 Term Loan B, 1 mo. USD LIBOR + 4.250%,
6.560%, due 06/02/25[3]	24,938	25,083
Lucid Energy Group II LLC
2018 1st Lien Term Loan, 1 mo. USD LIBOR + 3.000%,
5.280%, due 02/17/25[3]	94,550	92,837

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]	Value ($)
Loan assignments—(continued)
Oil & gas—(concluded)
Medallion Midland Acquisition LLC
1st Lien Term Loan, 1 mo. USD LIBOR + 3.250%,
5.552%, due 10/30/24[3]	79,525	78,928
		863,465
Packaging & containers—0.08%
Berlin Packaging LLC
2018 1st Lien Term Loan, 1 mo. USD LIBOR + 3.000%,
5.317%, due 11/07/25[3]	104,738	104,548
BWAY Holding Co.
2017 Term Loan B, 3 mo. USD LIBOR + 3.250%,
5.658%, due 04/03/24[3]	325,875	323,770
Pro Mach Group, Inc.
2018 Term Loan B, 3 mo. USD LIBOR + 3.000%,
5.277%, due 03/07/25[3]	114,425	114,025
Trident TPI Holdings, Inc.
2017 USD Term Loan B1, 1 mo. USD LIBOR + 3.250%,
5.552%, due 10/17/24[3]	59,699	59,296
		601,639
Pharmaceuticals—0.08%
Akorn, Inc.
Term Loan B, 1 mo. USD LIBOR + 4.750%,
7.813%, due 04/16/21[3]	25,000	23,072
Amneal Pharmaceuticals LLC
2018 Term Loan B, 1 mo. USD LIBOR + 3.500%,
5.813%, due 05/04/25[3]	104,713	105,211
Endo Luxembourg Finance Co. I SARL
2017 Term Loan B, 1 mo. USD LIBOR + 4.250%,
6.563%, due 04/29/24[3]	64,673	64,901
Grifols Worldwide Operations USA, Inc.
2017 Acquisition Term Loan, 1 week USD LIBOR + 2.250%,
4.467%, due 01/31/25[3]	158,791	158,862
Syneos Health, Inc.
2018 Term Loan B, 1 mo. USD LIBOR + 2.000%,
4.302%, due 08/01/24[3]	28,711	28,616

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]	Value ($)
Loan assignments—(continued)
Pharmaceuticals—(concluded)
Valeant Pharmaceuticals International, Inc.
2018 Term Loan B, 1 mo. USD LIBOR + 3.000%,
5.274%, due 06/01/25[3]	207,844	207,796
		588,458
Pipelines—0.01%
Traverse Midstream Partners LLC
2017 Term Loan, 6 mo. USD LIBOR + 4.000%,
6.600%, due 09/27/24[3]	75,000	75,422

Real estate—0.05%
ESH Hospitality, Inc.
2018 Term Loan B, 1 mo. USD LIBOR + 2.000%,
4.302%, due 08/30/23[3]	309,105	308,528
MGM Growth Properties Operating Partnership LP
2016 Term Loan B, 1 mo. USD LIBOR + 2.000%,
4.302%, due 03/21/25[3]	54,580	54,385
		362,913
Retail—0.05%
1011778 B.C. Unlimited Liability Co.
Term Loan B3, 1 mo. USD LIBOR + 2.250%,
4.552%, due 02/16/24[3]	104,205	103,762
Beacon Roofing Supply, Inc.
2017 Term Loan B, 3 mo. USD LIBOR + 2.250%,
4.527%, due 01/02/25[3]	139,300	137,837
BJ’s Wholesale Club, Inc.
2017 1st Lien Term Loan, 1 mo. USD LIBOR + 3.000%,
5.280%, due 02/03/24[3]	149,468	149,726
		391,325
Retail-specialty—0.04%
Bass Pro Group LLC
Term Loan B, 1 mo. USD LIBOR + 5.000%,
7.302%, due 09/25/24[3]	172,404	172,342
Michaels Stores, Inc.
2018 Term Loan B, 1 mo. USD LIBOR + 2.500%,
4.792%, due 01/28/23[3]	59,663	59,197

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]	Value ($)
Loan assignments—(continued)
Retail-specialty—(concluded)
Sally Holdings LLC
Term Loan B1, 1 mo. USD LIBOR + 2.250%,
4.560%, due 07/05/24[3]	49,624	49,252
		280,791
Semiconductor—0.02%
MKS Instruments, Inc.
Term Loan B4, 1 mo. USD LIBOR + 1.750%,
4.052%, due 05/01/23[3]	113,687	113,794

Semiconductor equipment & products—0.01%
ON Semiconductor Corp.
2018 1st Lien Term Loan B, 1 mo. USD LIBOR + 1.750%,
4.052%, due 03/31/23[3]	70,642	70,485

Software—0.04%
Dynatrace LLC
2018 1st Lien Term Loan, 1 mo. USD LIBOR + 3.250%,
5.552%, due 08/22/25[3]	15,000	15,081
Hyland Software, Inc.
0.000%, due 07/01/24[16]	33,333	33,493
IQVIA, Inc.
2018 USD Term Loan B3, 3 mo. USD LIBOR + 1.750%,
4.136%, due 06/11/25[3]	44,888	44,719
Open Text Corp.
Term Loan B, 1 mo. USD LIBOR + 1.750%,
4.052%, due 05/30/25[3]	24,875	24,937
Project Ruby Ultimate Parent Corp.
0.000%, due 02/09/24[16]	30,000	29,938
Rackspace Hosting, Inc.
2017 Incremental 1st Lien Term Loan, 3 mo. USD LIBOR + 3.000%,
5.348%, due 11/03/23[3]	109,446	106,049
Sound Inpatient Physicians
2018 1st Lien Term Loan, 1 mo. USD LIBOR + 3.000%,
5.302%, due 06/27/25[3]	24,938	25,039
Vertafore, Inc.
2018 1st Lien Term Loan, 1 mo. USD LIBOR + 3.250%,
5.552%, due 07/02/25[3]	60,000	59,762
		339,018
Software & services—0.06%
Greeneden U.S. Holdings II, LLC
2018 USD Term Loan B, 1 mo. USD LIBOR + 3.500%,
5.802%, due 12/01/23[3]	270,215	271,093

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]	Value ($)
Loan assignments—(continued)
Software & services—(concluded)
Kronos Incorporated
2017 Term Loan B, 3 mo. USD LIBOR + 3.000%,
5.343%, due 11/01/23[3]	74,625	74,683
Riverbed Technology, Inc.
2016 Term Loan, 1 mo. USD LIBOR + 3.250%,
5.560%, due 04/24/22[3]	104,175	103,459
		449,235
Specialty retail—0.01%
Staples, Inc.
2017 Term Loan B, 3 mo. USD LIBOR + 4.000%,
6.343%, due 09/12/24[3]	100,000	99,694

Support-services—0.01%
ServiceMaster Co.
2016 Term Loan B, 1 mo. USD LIBOR + 2.500%,
4.802%, due 11/08/23[3]	67,385	67,620

Telecom-integrated/services—0.02%
Frontier Communications Corp.
2017 Term Loan B1, 1 mo. USD LIBOR + 3.750%,
6.060%, due 06/15/24[3]	161,292	155,808

Telecommunication services—0.08%
Altice US Finance I Corp.
2017 Term Loan B, 1 mo. USD LIBOR + 2.250%,
4.552%, due 07/28/25[3]	325,875	325,129
SBA Senior Finance II LLC
0.000%, due 04/11/25[16]	144,263	143,886
Switch Ltd.
2017 Term Loan B, 1 mo. USD LIBOR + 2.250%,
4.552%, due 06/27/24[3]	124,058	124,058
		593,073
Telecommunications—0.09%
GTT Communications, Inc.
2018 USD Term Loan B, 1 mo. USD LIBOR + 2.750%,
5.050%, due 05/31/25[3]	144,638	142,550
Numericable Group SA
USD Term Loan B11, 3 mo. USD LIBOR + 2.750%,
5.052%, due 07/31/25[3]	325,050	313,166
Telenet Financing USD LLC
USD Term Loan AN, 1 mo. USD LIBOR + 2.250%,
4.530%, due 08/15/26[3]	90,000	89,663

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face
	amount[1]		Value ($)
Loan assignments—(concluded)
Telecommunications—(concluded)
West Corp.
2018 Term Loan B1, 3 mo. USD LIBOR + 3.500%,
5.914%, due 10/10/24[3]	34,913		34,471
2017 Term Loan, 3 mo. USD LIBOR + 4.000%,
6.414%, due 10/10/24[3]	84,387		83,907
			663,757
Trading companies & distributors—0.01%
MRC Global (US), Inc.
2018 1st Lien Term Loan B, 1 mo. USD LIBOR + 3.000%,
5.302%, due 09/20/24[3]	59,699		59,699

Utilities—0.01%
HD Supply, Inc.
0.000%, due 10/17/23[16]	40,000		39,958

Wireless telecommunication services—0.10%
CenturyLink, Inc.
2017 Term Loan B, 1 mo. USD LIBOR + 2.750%,
5.052%, due 01/31/25[3]	327,525		323,840
Intelsat Jackson Holdings SA
2017 Term Loan B3, 1 mo. USD LIBOR + 3.750%,
6.045%, due 11/27/23[3]	95,000		95,000
Sprint Communications, Inc.
1st Lien Term Loan B, 1 mo. USD LIBOR + 2.500%,
4.813%, due 02/02/24[3]	325,050		324,745
			743,585
Total loan assignments
(cost—$24,408,377)			24,346,090
Non-US government obligations—3.78%
Angolan Government International Bond
8.250%, due 05/09/28[7]	200,000		199,754
Argentine Republic Government International Bond
5.250%, due 12/31/38[10]	845,000		473,200
6.250%, due 04/22/19[12]	2,300,000		2,314,950
8.280%, due 12/31/33	266,387		229,759
Bermuda Government International Bond
4.854%, due 02/06/24[7]	200,000		205,500
Bonos de la Nacion Argentina con Ajuste por CER
4.000%, due 03/06/20	ARS	43,800,000	1,476,896
Brazil Minas SPE via State of Minas Gerais
5.333%, due 02/15/28[7]	200,000		193,500
Brazilian Government International Bond
7.125%, due 01/20/37	150,000		164,813

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face
	amount[1]	Value ($)
Non-US government obligations—(continued)
8.250%, due 01/20/34	70,000	83,475
Colombia Government International Bond
6.125%, due 01/18/41	220,000	238,370
8.125%, due 05/21/24	100,000	117,900
Costa Rica Government International Bond
7.158%, due 03/12/45[7]	230,000	191,763
Croatia Government International Bond
5.500%, due 04/04/23[7]	400,000	420,000
6.625%, due 07/14/20[7]	120,000	125,400
Dominican Republic International Bond
6.850%, due 01/27/45[7]	100,000	97,750
Ecuador Government International Bond
7.875%, due 01/23/28[7]	200,000	168,000
Egypt Government International Bond
7.903%, due 02/21/48[7]	250,000	224,062
Ghana Government International Bond
7.625%, due 05/16/29[7]	200,000	190,500
10.750%, due 10/14/30[7]	200,000	239,000
Hungary Government International Bond
7.625%, due 03/29/41	150,000	203,253
Indonesia Government International Bond
6.625%, due 02/17/37[7]	240,000	268,500
7.750%, due 01/17/38[7]	100,000	124,375
Israel Government International Bond
4.125%, due 01/17/48	1,600,000	1,500,000
Ivory Coast Government International Bond
5.750%, due 12/31/32[7,10]	582,750	526,660
Japan Bank for International Cooperation/Japan
2.875%, due 07/21/27	2,200,000	2,080,021
Japan Finance Organization for Municipalities
2.125%, due 04/13/21[9]	2,000,000	1,938,446
2.625%, due 04/20/22[9]	2,500,000	2,429,025
Japan International Cooperation Agency
2.750%, due 04/27/27	1,300,000	1,219,280
Kenya Government International Bond
8.250%, due 02/28/48[7]	200,000	182,500
Kuwait International Government Bond
2.750%, due 03/20/22[9]	1,700,000	1,651,550
Lebanon Government International Bond
6.850%, due 03/23/27[7]	80,000	64,500
Mexico Government International Bond
5.750%, due 10/12/10	426,000	394,582
Mongolia Government International Bond
5.625%, due 05/01/23[7]	200,000	189,500

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face
	amount[1]	Value ($)
Non-US government obligations—(continued)
Morocco Government International Bond
4.250%, due 12/11/22[7]	200,000	198,500
Nigeria Government International Bond
5.625%, due 06/27/22	60,000	59,400
6.750%, due 01/28/21[7]	400,000	411,500
7.143%, due 02/23/30[7]	200,000	183,750
Oman Government International Bond
5.625%, due 01/17/28[7]	200,000	190,500
Panama Government International Bond
6.700%, due 01/26/36	50,000	60,075
8.875%, due 09/30/27	80,000	105,000
Paraguay Government International Bond
6.100%, due 08/11/44[7]	200,000	201,200
Qatar Government International Bond
4.500%, due 04/23/28[9]	1,700,000	1,731,875
5.103%, due 04/23/48[9]	1,600,000	1,624,000
5.103%, due 04/23/48[7]	200,000	203,000
Republic of Azerbaijan International Bond
4.750%, due 03/18/24[7]	270,000	265,612
Republic of South Africa Government International Bond
5.500%, due 03/09/20	100,000	100,875
5.875%, due 06/22/30	200,000	188,250
Republic of Turkey Government International Bond
6.875%, due 03/17/36	50,000	44,438
Romanian Government International Bond
4.875%, due 01/22/24[7]	50,000	50,813
6.750%, due 02/07/22[7]	160,000	172,400
Russian Foreign Bond - Eurobond
4.250%, due 06/23/27[7]	200,000	189,050
7.500%, due 03/31/30[7,10]	284,791	311,134
Serbia International Bond
4.875%, due 02/25/20[7]	400,000	403,000
South Africa Government International Bond
6.875%, due 05/27/19	100,000	101,625
Sri Lanka Government International Bond
6.200%, due 05/11/27[7]	200,000	171,250
6.250%, due 07/27/21[7]	200,000	189,830
6.750%, due 04/18/28[7]	200,000	174,979
Turkey Government International Bond
5.125%, due 03/25/22	450,000	424,125
5.625%, due 03/30/21	110,000	107,250
6.125%, due 10/24/28	200,000	179,250
7.375%, due 02/05/25	430,000	427,312

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face
	amount[1]	Value ($)
Non-US government obligations—(concluded)
Uruguay Government International Bond
5.100%, due 06/18/50	197,500	186,638
Total non-US government obligations (cost—$30,601,332)		28,783,415

Municipal bonds and notes—1.21%
Education—0.10%
Will County Community High School District No. 210 Lincoln-Way (Capital Appreciation), (AGM Insured),
5.959%, due 01/01/21[14]	780,000	740,438

General obligation—0.45%
Alabama Economic Settlement Authority,
Series B,
3.163%, due 09/15/25	400,000	391,856
City of Chicago,
Series B,
7.375%, due 01/01/33	1,600,000	1,727,664
State of Illinois
5.877%, due 03/01/19	1,335,000	1,347,082
		3,466,602
Transportation—0.42%
Harris County Metropolitan Transportation Authority (Build America Bonds),
Series C,
6.875%, due 11/01/38	3,100,000	3,208,965

Utilities—0.24%
Cincinnati Water System Revenue (Build America Bonds),
Series B,
6.458%, due 12/01/34	100,000	103,602
Metropolitan Water District Southern California (Build America Bonds)
5.906%, due 07/01/25	1,700,000	1,733,439
		1,837,041
Total municipal bonds and notes
(cost—$8,950,906)		9,253,046

Short-term US government obligation—0.18%[17]
US Treasury Bill
2.069%, due 11/23/18
(cost—$1,348,325)	1,350,000	1,348,223

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face
	amount[1]	Value ($)
Certificates of deposit—0.45%
Banking-non-US—0.45%
Barclays Bank PLC
3 mo. USD LIBOR + 0.400%,
2.890%, due 10/25/19[3]	1,900,000	1,900,000
Lloyds Bank Corporate Markets PLC
3 mo. USD LIBOR + 0.500%,
2.908%, due 10/26/20[3]	1,500,000	1,500,000
Total certificates of deposit
(cost—$3,400,000)		3,400,000

	Number of	Notional
	contracts	amount
Options purchased—0.00%†
Call options—0.00%†
US Bond Future Option Futures, strike @ $160, expires 11/23/18	33	USD	5,280,000	33
US Bond Future Option Futures, strike @ $161, expires 11/23/18	42	USD	6,762,000	42
US Bond Future Option Futures, strike @ $166, expires 11/23/18	86	USD	14,276,000	86
US Treasury Note 30 Year Futures, strike @ 178, expires 11/23/18	32	USD	5,696,000	32
US Treasury Note 30 Year Futures, strike @ 180, expires 11/23/18	102	USD	18,360,000	102
Total options purchased				295

Put options—0.00%†
FNMA TBA, 4.000%, strike @ $72.00, expires 11/06/18 (Counterparty: JPMCB)	8,000,000	USD	5,760,000	0
US Treasury Note 10 Year Futures, strike @ $109.50, expires 11/23/18	744	USD	81,468,000	744
US Treasury Note 10 Year Futures, strike @ $110.00, expires 11/23/18	525	USD	57,750,000	525
US Treasury Note 10 Year Futures, strike @ $110.50, expires 11/23/18	16	USD	1,768,000	16
US Treasury Note 10 Year Futures, strike @ $111.00, expires 11/23/18	106	USD	11,766,000	106
US Treasury Note 5 Year Futures, strike @ $107.00, expires 11/23/18	327	USD	34,989,000	327
US Treasury Note 5 Year Futures, strike @ $107.25, expires 11/23/18	329	USD	35,285,250	329
US Treasury Note 5 Year Futures, strike @ $108.00, expires 11/23/18	199	USD	21,492,000	199

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of contracts	Notional amount		Value ($)
Options purchased—(concluded)
Put options—(concluded)
US Treasury Note 5 Year Futures, strike @ $108.25, expires 11/23/18	14	USD	1,515,500	14
US Treasury Note 5 Year Futures, strike @ $108.50, expires 11/23/18	2	USD	217,000	2
				2,262
Total options purchased (cost—$22,134)				2,557

Swaptions purchased—0.01%
Put swaptions—0.01%
3 Month USD LIBOR Interest Rate Swap, strike @ 2.943%, expires 12/16/19[4] (Counterparty: GSB; pay floating rate); underlying swap terminates 12/16/49 (cost—$24,000)	500,000	USD	500,000	49,499

Foreign exchange options purchased—0.00%†
Put option—0.00%†
USD Put/INR Call, strike @ 68.50 expires 12/05/18 (Counterparty: HSBC) (cost—$2,589)	3,100,000	USD	3,100,000	0

	Number of shares
Short-term investment—0.09%
Investment company—0.09%
State Street Institutional U.S. Government Money Market Fund (cost—$704,193)	704,193	704,193

Investment of cash collateral from securities loaned—1.35%
Money market fund—1.35%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$10,265,903)	10,265,903	10,265,903

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

Value ($)
Total investments (cost—$1,081,157,189)[18]—139.11%	1,059,304,623
Liabilities in excess of other assets—(39.11)%	(297,802,632)
Net assets—100.00%	$761,501,991

For a listing of defined portfolio acronyms, counterparty acronyms and currency type abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Face amount[1]
Reverse repurchase agreements
Reverse repurchase agreement dated 10/31/18 with Royal Bank of Canada, 2.260%, to be repurchased 11/13/18 for $(18,794,326), collateralized by US Treasury Bond, 2.500% due 02/15/45; (value—$(18,852,092)) (cost—$(18,779,000))	(18,779,000)	(18,779,000)

Foreign exchange options written

Notional amount (000)	Number of contracts	Call options	Counterparty	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
AUD 6,100	6,100,000	AUD Call/USD Put, strike @ USD 0.73	GSB	11/09/18	29,360	(933)	28,427
USD 3,100	3,100,000	USD Call/MXN Put, strike @ MXN 19.50	JPMCB	11/26/18	38,207	(141,890)	(103,683)
USD 1,600	1,600,000	USD Call/MXN Put, strike @ MXN 20.65	HSBC	12/07/18	17,440	(26,531)	(9,091)
USD 3,700	3,700,000	USD Call/MXN Put, strike @ MXN 20.75	GSB	12/11/18	37,296	(58,401)	(21,105)
USD 200	200,000	USD Call/MXN Put, strike @ MXN 21.00	GSB	12/18/18	2,370	(2,370)	—
USD 1,600	1,600,000	USD Call/TRY Put, strike @ TRY 7.40	HSBC	11/19/18	50,680	(19)	50,661
USD 1,500	1,500,000	USD Call/TRY Put, strike @ TRY 7.70	HSBC	12/10/18	46,050	(388)	45,662
USD 1,800	1,800,000	USD Call/ZAR Put, strike @ ZAR 16.05	HSBC	11/15/18	23,454	(2,002)	21,452
					244,857	(232,534)	12,323

		Put options
AUD 6,100	6,100,000	AUD Put/USD Call, strike @ USD 0.69	GSB	11/09/18	22,161	(2,091)	20,070
					267,018	(234,625)	32,393

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

Options written

Notional amount (000)	Number of contracts	Call options	Counterparty	Expiration date	Premiums received ($)	Current value ($)	Unrealized appreciation ($)
USD 6,545	55	US Treasury Note 10 Year Futures, strike @ 119.00	MSCI	11/23/18	18,731	(15,469)	3,262
USD 10,755	90	US Treasury Note 10 Year Futures, strike @ 119.50	MSCI	11/23/18	21,689	(14,062)	7,627
					40,420	(29,531)	10,889

Swaptions written

Notional amount (000)	Number of contracts	Put swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received ($)	Current value($)	Unrealized depreciation($)
USD 2,400	2,400,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.750%, terminating 12/16/24	GSB	Pay	12/12/19	26,182	(64,484)	(38,302)

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation) ($)
Interest rate futures buy contracts:
13	EUR	Call Options on Euro OAT Futures 11/23/18, strike @ EUR 159	November 2018	160	147	(13)
164	EUR	German Euro Bund Futures	December 2018	29,646,872	29,769,041	122,169
50	EUR	Put Options on Euro Bund Futures 11/23/18, strike @ EUR 145	November 2018	615	566	(49)
81	EUR	Put Options on Euro Bund Futures 11/23/18, strike @ EUR 147	November 2018	997	918	(79)
26	USD	90-Day Eurodollar Futures	March 2019	6,319,327	6,311,825	(7,502)
2	USD	Australian Dollar Future	December 2018	141,987	141,540	(447)
4	USD	British Pound Future	December 2018	326,840	319,900	(6,940)
2	USD	Canadian Dollar Futures	December 2018	154,097	151,990	(2,107)
US Treasury futures buy contracts:
1,249	USD	US Treasury Note 10 Year Futures	December 2018	149,886,759	147,928,437	(1,958,322)
210	USD	US Treasury Note 2 Year Futures	December 2018	44,362,450	44,237,813	(124,637)
957	USD	US Treasury Note 5 Year Futures	December 2018	108,519,318	107,550,352	(968,966)
				339,359,422	336,412,529	(2,946,893)

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

Futures contracts—(concluded)

Number of contracts	Currency		Expiration date	Current notional amount($)	Value ($)	Unrealized appreciation (depreciation) ($)
Interest rate futures sell contracts:
223	AUD	Australian Bond 10 Year Futures	December 2018	(20,496,650)	(20,436,523)	60,127
38	CAD	Canada Government Bond 10 Year Futures	December 2018	(3,877,372)	(3,814,577)	62,795
80	EUR	Call Options on Euro Bund Futures 11/23/18, strike @ EUR 160	November 2018	(38,886)	(77,927)	(39,041)
37	EUR	German Euro Buxl 30 Year Futures	December 2018	(7,427,337)	(7,413,536)	13,801
54	EUR	German Euro Schatz Futures	December 2018	(6,843,488)	(6,848,740)	(5,252)
321	EUR	Italian Government Bond Futures	December 2018	(44,660,476)	(44,225,964)	434,512
313	EUR	Mid-Term Euro-OAT Futures	December 2018	(54,056,543)	(53,872,792)	183,751
13	USD	90-Day Eurodollar Futures	June 2020	(3,156,487)	(3,145,675)	10,812
22	USD	90-Day Eurodollar Futures	December 2020	(5,330,027)	(5,323,725)	6,302
2	USD	Euro Fx Futures with American Style Options	December 2018	(292,005)	(283,888)	8,117
US Treasury futures sell contracts:
39	USD	Ultra Long US Treasury Bond Futures	December 2018	(6,093,033)	(5,819,531)	273,502
309	USD	US Long Bond Futures	December 2018	(44,447,091)	(42,680,625)	1,766,466
171	USD	US Ultra Treasury Note 10 Year Futures	December 2018	(21,840,499)	(21,393,703)	446,796
				(218,559,894)	(215,337,206)	3,222,688
						275,795

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
BB	AUD	252,000	USD	177,299	11/15/18	(1,181)
BB	INR	69,251,535	USD	927,000	12/19/18	(4,270)
BB	SEK	14,290,000	USD	1,632,775	11/15/18	69,630
BB	USD	1,768,830	TRY	11,705,409	11/15/18	307,732
BB	USD	1,135,086	TRY	7,483,000	01/15/19	144,965
BNP	EUR	12,463,317	USD	14,715,337	11/02/18	598,756
BNP	EUR	13,901,317	USD	15,866,477	12/04/18	81,676
BNP	MXN	2,008,000	USD	105,080	11/14/18	6,371
BNP	TRY	3,170,000	USD	538,820	11/15/18	(23,544)
BNP	USD	16,871,985	EUR	14,800,317	11/02/18	(108,401)
BNP	USD	3,483,487	INR	255,380,868	12/19/18	(49,218)

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation) ($)
BNP	USD	139,259	TRY	844,000	11/08/18	11,099
BOA	AUD	1,578,000	USD	1,146,662	11/15/18	29,039
BOA	EUR	523,000	USD	604,301	11/02/18	11,925
BOA	GBP	2,247,000	USD	2,932,847	11/02/18	60,731
BOA	JPY	397,600,000	USD	3,539,647	11/15/18	12,721
BOA	SEK	20,620,000	USD	2,314,784	11/15/18	59,217
BOA	USD	1,079,785	EUR	938,000	11/02/18	(17,359)
BOA	USD	1,558,920	TRY	10,027,635	11/29/18	205,194
BOA	ZAR	4,000	USD	266	11/02/18	(5)
CITI	AUD	262,000	USD	190,575	11/15/18	5,013
CITI	CAD	1,180,000	USD	904,526	11/02/18	8,161
CITI	EUR	1,471,000	USD	1,693,429	11/02/18	27,300
CITI	JPY	2,195,000,000	USD	19,687,312	11/15/18	216,484
CITI	JPY	124,500,000	USD	1,102,318	11/15/18	(2,063)
CITI	SEK	32,745,000	USD	3,722,916	11/15/18	141,026
CITI	USD	1,519,266	INR	111,529,310	12/19/18	(19,460)
CITI	USD	2,592,384	JPY	290,600,000	11/15/18	(14,606)
CITI	USD	6,199,210	MXN	120,566,000	11/14/18	(272,462)
CITI	USD	10,097,507	SEK	91,000,000	11/15/18	(143,256)
CITI	ZAR	1,432,000	USD	99,727	11/02/18	2,659
DB	BRL	1,384,725	USD	370,000	11/05/18	(2,088)
DB	BRL	350,993	USD	94,411	11/05/18	96
DB	INR	2,980,600	USD	40,000	11/15/18	(244)
DB	TRY	12,425,000	USD	2,109,393	11/15/18	(94,826)
DB	USD	423,573	BRL	1,735,718	11/05/18	42,830
GSI	BRL	689,267	USD	171,000	11/05/18	(14,212)
GSI	EUR	1,369,000	USD	1,566,379	11/02/18	15,780
GSI	INR	13,193,031	USD	177,000	11/13/18	(1,175)
GSI	INR	60,376,992	USD	808,000	11/15/18	(7,210)
GSI	INR	16,329,591	USD	219,019	12/19/18	(576)
GSI	MXN	187,271,000	USD	9,864,343	11/14/18	658,532
GSI	MYR	2,596,159	USD	628,306	12/19/18	8,351
GSI	TRY	2,227,048	USD	365,000	11/08/18	(31,748)
GSI	TRY	10,855,000	USD	1,873,994	11/15/18	(51,704)
GSI	USD	185,401	BRL	689,267	11/05/18	(189)
GSI	USD	510,031	EUR	444,000	11/02/18	(7,134)
GSI	USD	220,271	INR	16,329,591	11/13/18	264
GSI	USD	529,169	TRY	3,353,000	11/29/18	60,708
HSBC	INR	3,136,560	USD	42,000	11/13/18	(360)
HSBC	INR	63,357,592	USD	855,866	12/19/18	3,856
HSBC	MXN	72,819,000	USD	3,831,572	11/14/18	251,958

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

Forward foreign currency contracts—(concluded)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation) ($)
HSBC	TRY	4,335,000	USD	737,539	11/15/18	(31,498)
HSBC	USD	3,015,103	GBP	2,291,000	11/02/18	(86,746)
HSBC	USD	860,369	INR	63,357,592	11/15/18	(4,915)
HSBC	USD	3,714,362	JPY	417,800,000	11/15/18	(8,252)
HSBC	USD	4,787,199	MXN	93,062,000	11/14/18	(212,485)
HSBC	USD	1,480,880	MXN	28,538,179	01/25/19	(94,533)
JPMCB	EUR	7,629,000	USD	8,854,237	11/02/18	213,248
JPMCB	GBP	16,902,000	USD	22,296,747	11/02/18	692,605
JPMCB	INR	217,775,100	USD	2,898,000	12/19/18	(30,562)
JPMCB	JPY	438,500,000	USD	3,974,732	11/15/18	85,002
JPMCB	JPY	303,400,000	USD	2,688,090	11/15/18	(3,231)
JPMCB	SEK	23,550,000	USD	2,623,172	11/15/18	47,099
JPMCB	TRY	10,044,000	USD	1,767,936	11/15/18	(13,889)
JPMCB	USD	1,071,563	CAD	1,372,000	11/02/18	(29,349)
JPMCB	USD	7,505,526	EUR	6,537,000	11/02/18	(101,390)
JPMCB	USD	23,910,798	JPY	2,663,200,000	11/15/18	(286,785)
JPMCB	USD	760,242	TRY	4,836,658	11/15/18	97,791
JPMCB	USD	928,678	TRY	5,911,963	11/29/18	111,386
JPMCB	USD	112,407	ZAR	1,514,000	11/02/18	(9,780)
RBS	MXN	27,323,000	USD	1,445,336	11/14/18	102,200
						2,610,699

Centrally cleared credit default swap agreements on corporate issues—sell protection21

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio [19](%)	Upfront payments received (made) ($)	Value ($)	Unrealized appreciation ($)
Berkshire Hathaway, Inc. bond, 1.550%, due 02/09/18	USD	2,200	12/20/21	Quarterly	1.000	(11,436)	45,405	33,969
Exelon Generation Co. LLC, bond, 6.200%, due 10/01/17	USD	2,000	12/20/21	Quarterly	1.000	56,240	37,703	93,943
MetLife, Inc. bond, 4.75%, due 02/08/21	USD	1,900	12/20/21	Quarterly	1.000	14,278	38,930	53,208
Royal Bank of Scotland Group PLC, bond, 1.500%, due 11/16/28	EUR	1,600	06/20/23	Quarterly	1.000	2,468	(638)	1,830
Tesco PLC, bond, 6.000%, due 12/14/29	EUR	3,000	06/20/22	Quarterly	1.000	101,341	48,517	149,858
Verizon Communications, Inc., bond, 2.550%, due 06/17/19	USD	1,600	12/20/22	Quarterly	1.000	(26,001)	33,563	7,562
						136,890	203,480	340,370

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

Centrally cleared credit default swap agreements on credit indices—buy protection20

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[19](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
CDX North America High Yield 29 Index	USD	4,600	12/20/22	Quarterly	1.000	317,457	(317,380)	77
CDX North America High Yield 26 Index	USD	4,229	06/20/21	Quarterly	5.000	89,014	(283,713)	(194,699)
						406,471	(601,093)	(194,622)

Centrally cleared credit default swap agreements on credit indices—sell protection21

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[19](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
CDX North American Investment Grade 28 Index	USD	11,700	06/20/22	Quarterly	1.000	(169,317)	211,626	42,309
CDX North American Investment Grade 31 Index	USD	70,700	12/20/23	Quarterly	1.000	(1,266,094)	1,123,908	(142,186)
CDX North America High Yield 30 Index	USD	500	12/20/23	Quarterly	5.000	(24,805)	29,228	4,423
CDX North America Investment Grade 30 Index	USD	31,000	06/20/23	Quarterly	1.000	(496,407)	528,505	32,098
CDX North America High Yield 30 Index	USD	500	06/20/23	Quarterly	5.000	(26,064)	32,963	6,899
						(1,982,687)	1,926,230	(56,457)

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[19] (%)	Payments received by the Portfolio[19] (%)	Value($)	Unrealized appreciation (depreciation)($)
JPY	580,000	09/20/27	Semi-Annual	0.300	6 Month JPY LIBOR	(6,918)	18,906
USD	13,500	12/20/27	Quarterly	2.500	3 Month USD LIBOR	702,116	1,018,544
JPY	310,000	03/21/28	Semi-Annual	0.300	6 Month JPY LIBOR	2,058	(18,576)
JPY	3,180,000	03/18/26	Semi-Annual	0.300	6 Month JPY LIBOR	(170,203)	1,911
USD	32,600	12/05/19	Semi-Annual	3 Month USD LIBOR	1.958	(197,981)	(197,981)
JPY	230,000	06/18/28	Semi-Annual	0.399	6 Month JPY LIBOR	(17,832)	(17,649)
CAD	500	12/16/46	Semi-Annual	1.750	3 Month Canadian Bankers Acceptance Rate	94,915	101,102
EUR	5,900	07/04/42	Annual	6 Month EURIBOR	1.501	45,054	21,737
JPY	3,620,000	03/18/26	Semi-Annual	0.300	6 Month JPY LIBOR	(215,900)	(51,763)
JPY	60,000	03/21/48	Semi-Annual	1.000	6 Month JPY LIBOR	(7,114)	(5,256)
JPY	790,000	03/20/38	Semi-Annual	0.750	6 Month JPY LIBOR	(11,002)	(38,462)

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

Centrally cleared interest rate swap agreements—(concluded)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[19] (%)	Payments received by the Portfolio[19] (%)	Value ($)	Unrealized appreciation (depreciation) ($)
EUR	6,500	12/19/28	Annual	6 Month EURIBOR	1.250	190,783	69,215
GBP	2,600	12/19/28	Semi-Annual	1.500	6 Month GBP LIBOR	32,505	(9,359)
GBP	4,900	12/19/48	Semi-Annual	1.500	6 Month GBP LIBOR	315,336	292,549
JPY	230,000	03/20/29	Semi-Annual	0.450	6 Month JPY LIBOR	(15,814)	573
USD	13,700	06/20/28	Quarterly	2.250	3 Month USD LIBOR	1,032,219	313,392
USD	1,200	08/22/48	Quarterly	2.940	3 Month USD LIBOR	90,368	90,368
USD	3,600	08/22/48	Quarterly	2.905	3 Month USD LIBOR	296,169	296,169
GBP	9,600	03/20/29	Semi-Annual	1.500	6 Month GBP LIBOR	149,171	(3,286)
JPY	120,000	10/22/28	Semi-Annual	6 Month JPY LIBOR	0.372	3,574	3,574
JPY	200,000	10/31/38	Semi-Annual	0.705	6 Month JPY LIBOR	20,549	7,769
USD	20,900	08/22/23	Semi-Annual	3 Month USD LIBOR	2.800	(304,271)	(304,271)
EUR	28,600	03/20/29	Annual	6 Month EURIBOR	1.000	(124,536)	25,931
EUR	2,300	03/20/49	Annual	6 Month EURIBOR	1.500	(21,763)	24,073
GBP	10,500	03/20/24	Semi-Annual	1.500	6 Month GBP LIBOR	(39,140)	(29,975)
JPY	60,000	10/22/38	Semi-Annual	0.800	6 Month JPY LIBOR	(3,735)	(3,735)
JPY	380,000	10/31/28	Semi-Annual	6 Month JPY LIBOR	0.309	(10,564)	(4,706)
JPY	1,150,000	06/18/28	Semi-Annual	6 Month JPY LIBOR	0.380	69,445	33,155
JPY	580,000	12/20/38	Semi-Annual	0.750	6 Month JPY LIBOR	24,698	(16,021)
						1,922,187	1,617,928

Credit default swap agreements on corporate issues—sell protection21

Counterparty	Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio [19](%)	Upfront payments received (made) ($)	Value($)	Unrealized appreciation (depreciation) ($)
BNP	Petroleo Brasileiro SA, bond, 8.375%, due 12/10/18	USD	1,300	03/20/20	Quarterly	1.000	53,092	(1,437)	51,655
GSI	Petroleo Brasileiro SA, bond, 8.375%, due 12/10/18	USD	1,500	03/20/20	Quarterly	1.000	63,702	(1,659)	62,043
JPMCB	Republic of South Africa, bond, 5.500%, due 03/09/20	USD	1,600	12/20/23	Quarterly	1.000	79,573	(95,703)	(16,130)
							196,367	(98,799)	97,568

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

Credit default swap agreements on credit indices—sell protection21

Counterparty	Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio [19](%)	Upfront payments received (made)($)	Value ($)	Unrealized appreciation($)
BOA	CMBX.NA.AAA.9 Index	USD	3,200	09/17/58	Monthly	0.500	234,078	8,021	242,099

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government obligations	—	189,388,676	—	189,388,676
Government national mortgage association certificates	—	17,655	—	17,655
Federal home loan mortgage corporation certificates	—	4,225,182	—	4,225,182
Federal housing administration certificates	—	1,742	—	1,742
Federal national mortgage association certificates	—	196,577,174	11,670	196,588,844
Collateralized mortgage obligations	—	100,269,012	—	100,269,012
Asset-backed securities	—	81,890,027	—	81,890,027
Corporate notes	—	427,549,559	—	427,549,559
Loan assignments	—	24,346,090	—	24,346,090
Non-US government obligations	—	28,783,415	—	28,783,415
Municipal bonds and notes	—	9,253,046	—	9,253,046
Short-term US government obligation	—	1,348,223	—	1,348,223
Certificates of deposit	—	3,400,000	—	3,400,000
Options purchased	2,557	—	—	2,557
Swaptions purchased	—	49,499	—	49,499
Short-term investment	—	704,193	—	704,193
Investment of cash collateral from securities loaned	—	10,265,903	—	10,265,903
Futures contracts	3,389,150	—	—	3,389,150
Forward foreign currency contracts	—	4,391,405	—	4,391,405
Swap agreements	—	5,207,329	—	5,207,329
Total	3,391,707	1,087,668,130	11,670	1,091,071,507

Liabilities
Reverse repurchase agreements	—	(18,779,000)	—	(18,779,000)
Foreign exchange options written	—	(234,625)	—	(234,625)
Options written	(29,531)	—	—	(29,531)
Swaptions written	—	(64,484)	—	(64,484)
Futures contracts	(3,113,355)	—	—	(3,113,355)
Forward foreign currency contracts	—	(1,780,706)	—	(1,780,706)
Swap agreements	—	(1,847,303)	—	(1,847,303)
Total	(3,142,886)	(22,706,118)	—	(25,849,004)

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

At October 31, 2018, there were no transfers between Level 1 and Level 2.

Level 3 rollforward disclosure

The following is a rollforward of the Portfolio’s investment that was valued using unobservable inputs for the period ended October 31, 2018:

Federal national mortgage association certificates
Beginning balance	$12,102
Purchases	—
Sales	(289)
Accrued discounts/(premiums)	—
Total realized gain/(loss)	—
Net change in unrealized appreciation/depreciation	(143)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance	$11,670

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at October 31, 2018, was $173.

Portfolio footnotes

†	Amount represents less than 0.005%.
1	In US dollars unless otherwise indicated.
2	Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.
3	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
4	Illiquid investment at period end. Illiquid assets, in the amount of $6,507,369, represented 0.85% of the Fund’s net assets at period end.
5	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
6	Security is being fair valued by a valuation committee under the direction of the board of trustees.
7

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

8

Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

9

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $194,327,748, represented 25.52% of the Fund’s net assets at period end.

10	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.
11	Perpetual investment. Date shown reflects the next call date.
12	Security, or portion thereof, was on loan at the period end.
13	Payment-in-kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.
14	Rate shown reflects annualized yield at the period end on zero coupon bond.
15	Bond interest in default.
16	Position is unsettled. Contract rate was not determined at October 31, 2018 and does not take effect until settlement.
17	Rate shown is the discount rate at the date of purchase unless otherwise noted.
18	Includes $10,035,647 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $10,265,903.
19	Payments made or received are based on the notional amount.
20

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

21

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—99.28%
Alabama—1.82%
Alabama Federal Aid Highway Finance Authority,
Series A,
5.000%, due 09/01/29	2,000,000	2,313,240
Birmingham-Jefferson Civic Center Authority, Special Tax Revenue Subordinate Lien,
Series B,
5.000%, due 07/01/32	2,000,000	2,218,120
Lower Alabama Gas District Gas Project Revenue,
Series A,
5.000%, due 09/01/31	1,500,000	1,684,620
		6,215,980
Alaska—0.46%
City of Anchorage AK Wastewater Revenue Refunding,
Series B,
5.000%, due 05/01/31	1,395,000	1,582,753

Arizona—1.32%
Maricopa County Industrial Development Authority (Banner Health Obligation Group),
Series A,
5.000%, due 01/01/31	3,000,000	3,371,400
Salt Verde Financial Corp., Revenue Bonds
5.000%, due 12/01/32	1,000,000	1,133,400
		4,504,800
Arkansas—0.89%
City of Fort Smith AR Water & Sewer Revenue Refunding
5.000%, due 10/01/34	1,320,000	1,486,980
University of Arkansas, (Fayetteville Campus),
Series A,
5.000%, due 11/01/29	1,385,000	1,559,468
		3,046,448
California—1.71%
California Infrastructure & Economic Development Bank Revenue Refunding (Academy of Motion Picture Arts)
5.000%, due 11/01/28	1,205,000	1,348,094
California State
5.000%, due 08/01/30	1,000,000	1,142,500
Los Angeles Department of Airports (Los Angeles International Airport),
Series A, AMT,
5.000%, due 05/15/32	2,000,000	2,151,740
Orange County Transportation Authority Toll Road Revenue Refunding (Senior Lien 91 Express Lanes)
5.000%, due 08/15/29	1,000,000	1,111,600

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
California—(concluded)
University of California Revenue Unrefunded General,
Series Q,
5.250%, due 05/15/23	110,000	110,301
		5,864,235
Colorado—2.89%
Denver City & County Airport Revenue,
Subseries A, AMT,
5.500%, due 11/15/26	7,000,000	7,860,930
University of Colorado Revenue Refunding,
Series A-2,
5.000%, due 06/01/30	1,750,000	2,031,610
		9,892,540
Connecticut—2.17%
Connecticut Special Tax Revenue,
Series B,
5.000%, due 10/01/30	2,000,000	2,221,080
Connecticut State (Gaap Conversion Bonds - 2013),
Series A,
5.000%, due 10/15/25	2,900,000	3,141,425
Hartford County Metropolitan District Revenue (Green Bonds),
Series A,
5.000%, due 11/01/29	1,870,000	2,063,078
		7,425,583
District of Columbia—1.46%
Metropolitan Washington, Airport Authority Airport System Revenue,
AMT,
5.000%, due 10/01/28	2,500,000	2,836,150
Series A, AMT,
5.000%, due 10/01/22	2,000,000	2,169,720
		5,005,870
Florida—3.87%
Broward Port Facilities Revenue Refunding,
Series B, AMT,
5.000%, due 09/01/21	2,000,000	2,131,800
Citizens Property Insurance Corp. Revenue,
Series A-1,
5.000%, due 06/01/25	7,000,000	7,872,060
Miami Beach Redevelopment Agency Tax Increment Revenue Refunding
5.000%, due 02/01/28	1,000,000	1,110,230

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Florida—(concluded)
Orange County Florida Tourist Development Tax Revenue Refunding,
Series B,
5.000%, due 10/01/30	1,885,000	2,131,765
		13,245,855
Georgia—2.26%
Atlanta Development Authority Revenue Senior Lien,
Series A-1,
5.000%, due 07/01/32	2,000,000	2,219,500
Fulton County Development Authority of Georgia Revenue (Anticipation CTFS-Wellstar Health System, Inc. Project),
Series A,
5.000%, due 04/01/36	1,000,000	1,087,950
Fulton County Development Authority of Georgia Revenue (Piedmont Healthcare, Inc. Project),
Series A,
5.000%, due 07/01/27	1,500,000	1,706,175
Main Street Natural Gas, Inc. Revenue,
Series A,
5.500%, due 09/15/28	1,500,000	1,740,315
Series B, 1 mo. USD LIBOR + 0.750%,
2.262%, due 04/01/48[1]	1,000,000	992,560
		7,746,500
Hawaii—0.33%
Hawaii Airports System Revenue,
Series A, AMT,
5.000%, due 07/01/29	1,000,000	1,133,450

Illinois—10.01%
Chicago O’Hare International Airport Revenue Refunding,
Series A, AMT,
5.000%, due 01/01/29	2,500,000	2,726,450
Chicago O’Hare International Airport Revenue Senior Lien,
Series B,
5.000%, due 01/01/35	1,750,000	1,896,510
Chicago O’Hare International Airport Revenue,
Series A, AMT,
5.000%, due 01/01/23	1,150,000	1,228,212
Chicago Waterworks Revenue Senior Lien,
Series 2017-2, (AGM Insured),
5.000%, due 11/01/31	1,000,000	1,094,710
Cook County Forest Preservation District,
(AMBAC Insured),
5.000%, due 11/15/19	5,180,000	5,325,040

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois County of Cook Sale Tax Revenue Refunding
5.000%, due 11/15/35	2,500,000	2,753,725
Illinois Finance Authority Revenue Advocate Health Care Network
5.000%, due 06/01/27	3,000,000	3,279,120
Illinois Finance Authority Revenue University of Chicago,
Series A,
5.000%, due 10/01/29	2,440,000	2,606,798
Illinois Municipal Electric Agency Power Supply System Revenue Refunding,
Series A,
5.000%, due 02/01/32	2,500,000	2,751,900
Southwestern Illinois Development Authority Health Facility Revenue (Memorial Group, Inc.)
7.125%, due 11/01/30	1,500,000	1,823,220
State of Illinois Sales Tax Revenue,
Series A, (BAM Insured),
5.000%, due 06/15/27[2]	3,000,000	3,353,520
University of Illinois,
Series A,
5.000%, due 04/01/30	1,000,000	1,082,080
University of Illinois, (Auxiliary Facilities System),
Series A,
5.000%, due 04/01/27	4,000,000	4,309,440
		34,230,725
Indiana—1.59%
Indiana Finance Authority Revenue Refunding (Stadium Project),
Series A,
5.250%, due 02/01/35	1,000,000	1,133,850
Richmond Hospital Authority Revenue Refunding Reid Hospital & Health Care,
Series A,
5.000%, due 01/01/30	2,055,000	2,229,223
Whiting City Revenue (BP Products North America, Inc. Project),
AMT,
5.000%, VRD	1,840,000	2,060,984
		5,424,057
Kentucky—2.45%
Kentucky Public Energy Authority Revenue,
Series A,
4.000%, VRD	3,250,000	3,379,870

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Kentucky—(concluded)
Series B,
4.000%, VRD	4,750,000	4,988,022
		8,367,892
Louisiana—1.95%
East Baton Rouge Sewerage Commission Revenue Refunding,
Series B,
5.000%, due 02/01/28	1,000,000	1,122,200
New Orleans Aviation Board Revenue,
Series B, (AGM Insured), AMT,
5.000%, due 01/01/28	1,500,000	1,641,105
State of Louisiana State Highway Improvement Revenue,
Series A,
5.000%, due 06/15/29	3,500,000	3,895,780
		6,659,085
Maryland—0.79%
Maryland Economic Development Corp. (Purple Line Light Rail Project) Revenue Bonds,
Series A, AMT,
5.000%, due 03/31/24	1,000,000	1,061,990
Maryland Health & Higher Educational Facilities Authority Revenue Peninsula Regional Medical Center
5.000%, due 07/01/32	1,500,000	1,624,245
		2,686,235
Massachusetts—3.33%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Notes (Accelerated Bridge Program),
Series A,
5.000%, due 06/15/23	2,500,000	2,734,900
Massachusetts Educational Financing Authority,
Series K, AMT,
5.000%, due 07/01/22	2,500,000	2,692,875
Massachusetts State College Building Authority Revenue Refunding,
Series B,
5.000%, due 05/01/29	2,500,000	2,707,175
Massachusetts State School Building Authority Dedicated Sales Tax Revenue,
Series B,
5.000%, due 08/15/28	3,000,000	3,271,500
		11,406,450
Michigan—2.41%
Great Lakes Water Authority Water Supply System Revenue Refunding Senior Lien,
Series A,
5.000%, due 07/01/23	1,000,000	1,107,060

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Michigan—(concluded)
Series D,
5.000%, due 07/01/26	1,100,000	1,258,488
Michigan State Finance Authority Revenue Refunding (Beaumont Health Credit Group)
5.000%, due 08/01/33	2,415,000	2,617,691
Michigan State Finance Authority Revenue Refunding (Detroit School District),
Series A,
5.000%, due 05/01/22	1,485,000	1,605,998
Michigan State Finance Authority Revenue Refunding Senior Lien (Detroit Water And Sewerage),
Series C-3, (AGM Insured),
5.000%, due 07/01/30	1,500,000	1,642,860
		8,232,097
Minnesota—0.30%
Minneapolis-St. Paul Metropolitan Airports Commission Senior Revenue,
Series C,
5.000%, due 01/01/34	900,000	1,010,043

Missouri—3.77%
City of Kansas City, Missouri Airport Revenue,
Series A, AMT,
5.000%, due 09/01/23	5,000,000	5,337,950
Missouri Joint Municipal Electric Utility Commission Revenue Refunding Prairie State Project,
Series A,
5.000%, due 12/01/25	2,300,000	2,600,656
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Coxhealth,
Series A,
5.000%, due 11/15/34	2,000,000	2,167,480
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Saint Luke’s Health System
5.000%, due 11/15/28	1,000,000	1,116,840
Missouri State Health & Educational Facilities Authority Health Facilities Revenue SSM Health Care,
Series A,
5.000%, due 06/01/27	1,500,000	1,660,380
		12,883,306
Nebraska—2.02%
City of Lincoln, Nebraska Electric System Revenue
5.000%, due 09/01/22	3,790,000	4,164,490

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Nebraska—(concluded)
Public Power Generation Agency Revenue Refunding Whelan Energy Center Unit 2,
Series A,
5.000%, due 01/01/30	2,500,000	2,748,350
		6,912,840
Nevada—1.02%
Las Vegas Valley Water District,
Series B,
5.000%, due 06/01/25	2,700,000	2,933,631
Reno Sales Tax Revenue Refunding, First Lien,
Series 2018A,
5.000%, due 06/01/33	500,000	560,975
		3,494,606
New Jersey—6.37%
New Jersey Economic Development Authority Revenue Refunding,
Series WW,
5.250%, due 06/15/31	2,100,000	2,247,462
Series XX,
5.000%, due 06/15/26	1,600,000	1,734,752
New Jersey Economic Development Authority Water Facilities Revenue Refunding American Water Co.,
Series C, AMT,
5.100%, due 06/01/23	1,000,000	1,037,500
New Jersey Health Care Facilities Financing Authority Revenue Refunding (Virtua Health)
5.000%, due 07/01/25	1,500,000	1,675,170
New Jersey State Higher Education Assistance Authority Revenue,
Series 1A, AMT,
5.000%, due 12/01/21	2,550,000	2,710,548
Series B, AMT,
5.000%, due 12/01/23	2,000,000	2,175,340
New Jersey Turnpike Authority Revenue,
Series E,
5.000%, due 01/01/30	1,350,000	1,542,780
Tobacco Settlement Financing Corp. Tobacco Settlement Revenue Refunding,
Series A,
5.000%, due 06/01/34	8,000,000	8,671,040
		21,794,592
New York—9.36%
Metropolitan Transportation Authority New York Dedicated Tax Fund,
Subseries B-1,
5.000%, due 11/15/29	2,500,000	2,771,525

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
New York—(continued)
Nassau County New York Industrial Development,
Series B,
5.000%, due 10/01/21	4,045,000	4,341,579
New York City Municipal Finance Authority Water & Sewer Systems Revenue Refunding,
Series DD,
5.000%, due 06/15/29	1,500,000	1,667,145
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding,
Series A,
1.650%, VRD	1,000,000	1,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue,
Subseries I,
5.000%, due 05/01/23	2,435,000	2,706,673
New York City,
Series E,
5.000%, due 08/01/24	3,065,000	3,371,837
Series H,
5.000%, due 08/01/25	2,990,000	3,342,850
New York State Dorm Authority State University Dormitory Facilities,
Series A,
5.000%, due 07/01/34	2,500,000	2,797,900
New York State Urban Development Corp. Empire State Development State Personal Income Tax Revenue Bonds,
Series E,
5.000%, due 03/15/31	2,000,000	2,188,340
New York Transportation Development Corp. Special Facility Revenue Refunding (Laguardia Airport Terminal B Redevelopment),
Series A, AMT,
5.000%, due 07/01/34	1,000,000	1,053,810
New York Transportation Development Corp. Special Facility Revenue Refunding (Terminal One Group Association),
AMT,
5.000%, due 01/01/22	1,500,000	1,598,265
Port Authority of New York & New Jersey Revenue Consolidated (One Hundred Eighty-Fifth),
AMT,
5.000%, due 09/01/22	2,400,000	2,613,216
Triborough Bridge & Tunnel Authority Revenue,
Subseries 2003B-2, 1 mo. USD LIBOR + 0.350%,
1.862%, due 01/01/33[1]	1,500,000	1,501,815

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
New York—(concluded)
TSASC, Inc. Tobacco Settlement Bonds,
Series A,
5.000%, due 06/01/34	1,000,000	1,063,770
		32,018,725
North Carolina—0.89%
North Carolina Medical Care Commission Health Care Facilities Revenue Refunding (Vidant Health)
5.000%, due 06/01/32	1,500,000	1,637,640
North Carolina Turnpike Authority Senior Lien,
(AGM Insured),
5.000%, due 01/01/26	1,250,000	1,416,925
		3,054,565
Ohio—0.32%
American Municipal Power, Inc., Revenue,
Series A,
5.000%, due 02/15/27	1,000,000	1,100,640

Oregon—0.74%
Oregon State Facilities Authority Revenue Refunding (Legacy Health Project),
Series A,
5.000%, due 06/01/32	2,300,000	2,545,663

Pennsylvania—5.95%
Allegheny County Hospital Development Authority (Allegheny Health Network Obligated Group Issue) Revenue,
Series A,
5.000%, due 04/01/29	3,190,000	3,541,123
Allegheny County Port Authority Special Revenue Refunding Transportation
5.000%, due 03/01/25	1,000,000	1,056,690
Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue
5.000%, due 06/01/31	1,500,000	1,663,710
Delaware Valley Regional Finance Authority, Pennsylvania Local Government Revenue Bonds,
Series B, SIFMA + 0.420%,
2.020%, due 09/01/48[1]	3,500,000	3,500,000
Pennsylvania Turnpike Commission Motor License Fund-Enhanced Turnpike Subordinate Special Revenue
5.000%, due 12/01/33	1,500,000	1,656,495
Pennsylvania Turnpike Commission Turnpike Refunding Subordinated Revenue,
Series B,
5.000%, due 06/01/28	2,000,000	2,200,980
Pennsylvania Turnpike Commission Turnpike Revenue,
Series B,
5.000%, due 12/01/32	1,250,000	1,375,713

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
Philadelphia Airport Revenue,
Series B, AMT,
5.000%, due 07/01/32	1,250,000	1,371,400
Philadelphia School District Prerefunded,
Series F,
5.000%, due 09/01/30	10,000	11,613
Philadelphia School District Unrefunded,
Series F,
5.000%, due 09/01/30	2,640,000	2,890,114
Philadelphia School District,
Series A,
5.000%, due 09/01/31	1,000,000	1,101,940
		20,369,778
Rhode Island—1.13%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue (Brown University)
5.000%, due 09/01/22	3,500,000	3,852,590

Tennessee—1.72%
Greeneville Tennessee Health & Educational Facilities Board, Hospital Revenue Bonds (Ballad Health Obligation Group),
Series A,
5.000%, due 07/01/32	1,500,000	1,608,660
Tennessee Energy Acquisition Corp. Gas Revenue
4.000%, VRD	2,500,000	2,587,975
Series A,
5.250%, due 09/01/26	1,500,000	1,702,545
		5,899,180
Texas—13.89%
Arlington City, Texas Special Tax Revenue Senior Lien,
(AGM Insured),
5.000%, due 02/15/31	1,500,000	1,663,380
Arlington Independent School District School Building Bond,
Series A, (PSF-GTD),
5.000%, due 02/15/25	1,400,000	1,548,568
Central Texas Regional Mobility Authority Senior Lien Revenue,
Series A,
5.000%, due 01/01/35	1,100,000	1,192,499
Central Texas Turnpike System,
Series C,
5.000%, due 08/15/31	2,000,000	2,143,900

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Texas—(continued)
City of Brownsville, Texas Utilities System Revenue,
Series A,
5.000%, due 09/01/28	2,225,000	2,425,717
Clifton Higher Education Finance Corp. Revenue Refunding Idea Public Schools,
(PSF-GTD),
5.000%, due 08/15/28	1,100,000	1,219,713
Cypress-Fairbanks Independent School District,
(PSF-GTD),
5.000%, due 02/15/25	2,500,000	2,759,950
Dickinson Independent School District,
(PSF-GTD),
5.000%, due 02/15/30	2,500,000	2,789,225
El Paso County Hospital District
5.000%, due 08/15/29	2,000,000	2,108,480
El Paso, Texas
5.000%, due 08/15/34	2,000,000	2,220,080
Grand Parkway Transportation Corporation Bond Anticipation Notes Revenue
5.000%, due 02/01/23	500,000	546,255
Harris County Metropolitan Transportation Authority Sales & Use Tax Revenue Contractual Obligations
5.000%, due 11/01/23	2,000,000	2,232,520
Harris County Toll Road Authority Revenue Refunding Senior Lien,
Series A,
5.000%, due 08/15/29	2,025,000	2,335,068
Harris County-Houston Sports Authority Revenue Refunding Senior Lien,
Series A,
5.000%, due 11/15/29	1,000,000	1,101,540
Houston Airport System Revenue Refunding,
Series B,
5.000%, due 07/01/29	2,000,000	2,302,520
Houston Utility System Revenue First Lien,
Series D,
5.000%, due 11/15/29	2,000,000	2,138,040
Love Field Airport Modernization Corp. General Airport Revenue,
AMT,
5.000%, due 11/01/35	1,700,000	1,854,853
North Texas Tollway Authority Revenue Refunding,
Series A,
5.000%, due 01/01/31	2,750,000	3,023,185
5.000%, due 01/01/34	2,775,000	3,019,894
Socorro Independent School District Refunding,
Series A, (PSF-GTD),
5.000%, due 08/15/28	3,885,000	4,396,111

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Texas—(concluded)
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue Refunding (Baylor Scott and White Memorial Hospital),
Series B,
5.000%, due 11/15/32	1,000,000	1,111,190
University of Houston Revenue Refunding,
Series C,
5.000%, due 02/15/29	2,000,000	2,257,160
West Travis County Public Utility Agency Revenue,
(BAM Insured),
5.000%, due 08/15/30	1,000,000	1,137,690
		47,527,538
Virginia—2.15%
City of Richmond, Virginia Public Utility Revenue
5.000%, due 01/15/26	2,030,000	2,355,287
Virginia College Building Authority Virginia Educational Facilities Revenue Bonds, (21st Century College),
Series C,
5.000%, due 02/01/31	2,825,000	3,226,094
Virginia Small Business Financing Authority Senior Lien Revenue Bonds, (95 Express Lanes LLLC Project),
AMT,
5.000%, due 07/01/34	1,700,000	1,780,342
		7,361,723
Washington—4.90%
Central Puget Sound Regional Transit Authority Revenue (Green Bonds),
Series S-1,
5.000%, due 11/01/26	1,000,000	1,165,220
Energy Northwest Project 1 Electric Revenue Refunding,
Series A,
5.000%, due 07/01/26	1,000,000	1,088,070
Energy Northwest Revenue Refunding,
Series A,
5.000%, due 07/01/32	3,000,000	3,445,710
Port of Seattle Revenue Refunding,
AMT,
5.500%, due 12/01/22	500,000	538,420
Port of Seattle Revenue,
Series C, AMT,
5.000%, due 04/01/32	1,955,000	2,127,802
Washington State Convention Center Public Facilities District Revenue,
5.000%, due 07/01/31	2,455,000	2,771,818

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(concluded)
Washington—(concluded)
Washington State,
Series A-1,
5.000%, due 08/01/31	5,000,000	5,609,750
		16,746,790
Wisconsin—3.04%
Public Finance Authority lease Development Revenue (Central District Development Project)
5.000%, due 03/01/34	1,500,000	1,639,230
Wisconsin Health & Educational Facilities Authority Revenue (Aspirus, Inc. Obligated Group)
5.000%, due 08/15/27	1,000,000	1,093,170
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care, Inc.),
Series A,
5.125%, due 04/15/31	3,000,000	3,349,980
Wisconsin Health & Educational Facilities Authority Revenue (Unitypoint Health),
Series A,
5.000%, due 12/01/26	1,175,000	1,305,155
WPPI Energy Power Supply Revenue,
Series A,
5.000%, due 07/01/32	2,760,000	3,012,291
		10,399,826
Total municipal bonds and notes (cost—$342,804,788)		339,642,960

	Number of shares
Short-term investment—0.79%
Investment company—0.79%
State Street Institutional U.S. Government Money Market Fund (cost—$2,700,037)	2,700,037	2,700,037
Total investments (cost—$345,504,825)—100.07%		342,342,997
Liabilities in excess of other assets—(0.07)%		(225,718)
Net assets—100.00%		342,117,279

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds and notes	—	339,642,960	—	339,642,960
Short-term investment	—	2,700,037	—	2,700,037
Total	—	342,342,997	—	342,342,997

At October 31, 2018 there were no transfers between Level 1 and Level 2.

Portfolio footnote

1                 Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

2                 Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount		Value ($)
Government debt securities—49.18%
Australia—1.44%
Australia Government Bond
3.000%, due 03/21/47[1]	AUD	450,000	311,172
4.250%, due 04/21/26[1]	AUD	4,050,000	3,208,859
5.750%, due 07/15/22[1]	AUD	2,600,000	2,080,149
			5,600,180
Austria—0.68%
Republic of Austria Government Bond
1.200%, due 10/20/25[1,2]	EUR	2,200,000	2,654,607

Belgium—0.97%
Kingdom of Belgium Government Bond
4.250%, due 09/28/22[1,2]	EUR	1,250,000	1,663,549
5.000%, due 03/28/35[1,2]	EUR	1,200,000	2,109,570
			3,773,119
Canada—2.12%
Canadian Government Bond
1.750%, due 03/01/23	CAD	3,500,000	2,585,499
5.000%, due 06/01/37	CAD	650,000	672,930
5.750%, due 06/01/33	CAD	910,000	961,533
Province of Ontario Canada
2.400%, due 06/02/26	CAD	4,050,000	2,939,553

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount		Value ($)
Government debt securities—(continued)
Canada—(concluded)
Province of Quebec Canada
5.000%, due 12/01/41	CAD	1,100,000	1,060,168
			8,219,683
Colombia—0.05%
Colombia Government International Bond
5.000%, due 06/15/45	USD	216,000	204,876

Cyprus—0.77%
Cyprus Government International Bond EMTN
4.250%, due 11/04/25[1]	EUR	2,300,000	3,000,591

Denmark—0.43%
Denmark Government Bond
1.500%, due 11/15/23	DKK	10,250,000	1,684,922

Finland—0.23%
Finland Government Bond
2.750%, due 07/04/28[1,2]	EUR	650,000	885,168

France—0.17%
French Republic Government Bond OAT
4.000%, due 04/25/55[1]	EUR	350,000	641,839

Germany—1.16%
Bundesrepublik Deutschland Bundesanleihe
4.750%, due 07/04/34[1]	EUR	2,460,000	4,477,337

Hungary—1.17%
Hungary Government Bond
5.500%, due 06/24/25	HUF	978,350,000	3,885,614
Hungary Government International Bond
5.375%, due 03/25/24	USD	600,000	636,300
			4,521,914
Indonesia—0.72%
Indonesia Government International Bond
3.375%, due 04/15/23[1]	USD	1,950,000	1,859,812

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount		Value ($)
Government debt securities—(continued)
Indonesia—(concluded)
Indonesia Treasury Bond
7.000%, due 05/15/27	IDR	16,042,000,000	947,974
			2,807,786
Ireland—0.31%
Ireland Government Bond
1.000%, due 05/15/26[1]	EUR	1,030,000	1,195,912

Italy—3.71%
Italy Buoni Poliennali Del Tesoro
2.000%, due 02/01/28	EUR	5,550,000	5,672,587
2.050%, due 08/01/27	EUR	1,440,000	1,485,243
4.750%, due 09/01/21	EUR	3,700,000	4,506,776
5.000%, due 09/01/40[1]	EUR	2,100,000	2,719,077
			14,383,683
Japan—17.61%
Japan Government Five Year Bond
0.100%, due 09/20/21	JPY	2,137,300,000	19,059,257
Japan Government Forty Year Bond
2.200%, due 03/20/51	JPY	379,700,000	4,572,418
Japan Government Ten Year Bond
0.100%, due 06/20/28	JPY	228,300,000	2,020,961
Japan Government Thirty Year Bond
1.700%, due 06/20/44	JPY	183,450,000	1,961,835
2.300%, due 12/20/36	JPY	386,850,000	4,446,538
2.300%, due 03/20/39	JPY	221,000,000	2,562,452
Japan Government Twenty Year Bond
0.700%, due 03/20/37	JPY	463,100,000	4,189,057
2.100%, due 09/20/29	JPY	435,600,000	4,659,783
2.200%, due 09/20/26	JPY	1,143,950,000	11,874,228

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount		Value ($)
Government debt securities—(continued)
Japan—(concluded)
Japan Government Two Year Bond
0.100%, due 09/15/19	JPY	1,454,850,000	12,921,972
			68,268,501
Luxembourg—0.95%
European Financial Stability Facility EMTN
0.400%, due 05/31/26[1]	EUR	3,290,000	3,675,509

Malaysia—0.26%
Malaysia Government Bond
4.160%, due 07/15/21	MYR	4,100,000	992,404

Mexico—0.60%
Mexican Bonos
5.750%, due 03/05/26	MXN	28,950,000	1,200,194
Mexico Government International Bond
4.125%, due 01/21/26	USD	1,180,000	1,136,340
			2,336,534
Netherlands—0.41%
Netherlands Government Bond
1.750%, due 07/15/23[1,2]	EUR	150,000	185,217
4.000%, due 01/15/37[1,2]	EUR	800,000	1,386,118
			1,571,335
New Zealand—0.03%
New Zealand Government Bond
2.750%, due 04/15/37[1]	NZD	181,000	115,381

Oman—0.12%
Oman Government International Bond
4.750%, due 06/15/26[1]	USD	500,000	460,000

Poland—1.14%
Republic of Poland Government Bond
5.750%, due 09/23/22	PLN	3,850,000	1,134,045
Republic of Poland Government International Bond
3.000%, due 03/17/23	USD	2,750,000	2,678,115

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount		Value ($)
Government debt securities—(continued)
Poland—(concluded)
Republic of Poland Government International Bond EMTN
1.500%, due 09/09/25[1]	EUR	500,000	587,959
			4,400,119
Portugal—1.86%
Portugal Government International Bond
5.125%, due 10/15/24[1]	USD	1,000,000	1,038,780
Portugal Obrigacoes do Tesouro OT
2.250%, due 04/18/34[1,2]	EUR	250,000	276,713
4.125%, due 04/14/27[1,2]	EUR	4,390,000	5,909,123
			7,224,616
Qatar—0.05%
Qatar Government International Bond
5.103%, due 04/23/48[2]	USD	200,000	203,000

Russia—0.10%
Russian Federal Bond - OFZ
8.150%, due 02/03/27	RUB	26,050,000	388,687

Saudi Arabia—0.07%
Saudi Government International Bond
4.500%, due 10/26/46[1]	USD	300,000	271,875

Slovenia—0.14%
Slovenia Government International Bond
5.250%, due 02/18/24[1]	USD	510,000	547,071

South Korea—1.50%
Korea Housing Finance Corp.
0.750%, due 10/30/23[2]	EUR	317,000	359,248
Korea Treasury Bond
3.000%, due 09/10/24	KRW	5,964,350,000	5,471,207
			5,830,455
Spain—2.53%
Spain Government Bond
1.400%, due 01/31/20	EUR	1,700,000	1,967,112
1.500%, due 04/30/27[1,2]	EUR	2,200,000	2,518,070
2.700%, due 10/31/48[1,2]	EUR	1,998,000	2,278,211
4.900%, due 07/30/40[1,2]	EUR	1,100,000	1,785,065

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount		Value ($)
Government debt securities—(continued)
Spain—(concluded)
5.850%, due 01/31/22[1,2]	EUR	950,000	1,275,350
			9,823,808
Sri Lanka—0.08%
Sri Lanka Government International Bond
5.750%, due 04/18/23[2]	USD	340,000	306,017

Supranationals—0.08%
European Union EMTN
3.375%, due 04/04/32[1]	EUR	200,000	292,003

Sweden—0.37%
Sweden Government Bond
3.500%, due 06/01/22	SEK	11,625,000	1,436,319

United Arab Emirates—0.50%
Abu Dhabi Government International Bond
3.125%, due 10/11/27[2]	USD	2,100,000	1,942,500

United Kingdom—2.85%
United Kingdom Gilt
1.750%, due 09/07/22[1]	GBP	1,300,000	1,713,953
3.250%, due 01/22/44[1]	GBP	2,880,000	4,686,579
3.750%, due 09/07/21[1]	GBP	1,200,000	1,660,824
4.250%, due 12/07/55[1]	GBP	1,400,000	2,968,140
			11,029,496
United States—4.00%
US Treasury Bonds
3.000%, due 02/15/47	USD	3,211,900	2,985,436
3.000%, due 05/15/47	USD	400,000	371,531
US Treasury Inflation Index Notes (TIPS)
0.125%, due 04/15/19	USD	6,155,063	6,100,726
0.125%, due 01/15/23	USD	4,041,732	3,889,828

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount		Value ($)
Government debt securities—(concluded)
United States—(concluded)
US Treasury Note
2.625%, due 07/31/20	USD	2,150,000	2,141,434
			15,488,955
Total Government debt securities (cost—$199,778,576)			190,656,202

Corporate debt securities—39.04%
Australia—0.75%
BHP Billiton Finance Ltd.
(fixed, converts to FRN on 10/22/24),
5.625%, due 10/22/79[1]	EUR	300,000	395,606
Westpac Banking Corp.
2.100%, due 02/25/21[1]	USD	2,600,000	2,529,965
			2,925,571
Canada—2.20%
Bausch Health Cos., Inc.
5.875%, due 05/15/23[2,3]	USD	50,000	47,813
7.000%, due 03/15/24[2]	USD	250,000	261,798
Canadian Imperial Bank of Commerce
2.350%, due 07/27/22[1]	USD	1,100,000	1,058,891
Canadian Natural Resources Ltd.
3.900%, due 02/01/25	USD	80,000	77,699
Cenovus Energy, Inc.
4.250%, due 04/15/27	USD	210,000	198,012
5.200%, due 09/15/43	USD	137,000	125,359
6.750%, due 11/15/39	USD	221,000	235,991
Fortis, Inc.
3.055%, due 10/04/26	USD	655,000	592,213
Hydro-Quebec
6.500%, due 02/15/35	CAD	750,000	795,816
MEG Energy Corp.
6.500%, due 01/15/25[2]	USD	150,000	154,781
National Bank of Canada
0.500%, due 01/26/22[1]	EUR	2,000,000	2,292,960
Precision Drilling Corp.
7.750%, due 12/15/23	USD	175,000	182,000
Toronto-Dominion Bank/The
0.250%, due 04/27/22[1]	EUR	1,600,000	1,817,405

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount		Value ($)
Corporate debt securities—(continued)
Canada—(concluded)
TransCanada PipeLines Ltd.
4.250%, due 05/15/28	USD	685,000	670,384
			8,511,122
Cayman Islands—0.10%
Shimao Property Holdings Ltd.
4.750%, due 07/03/22[1]	USD	420,000	370,125

France—3.25%
Air Liquide Finance SA
2.250%, due 09/27/23[2]	USD	410,000	382,357
Altice France SA
5.625%, due 05/15/24[1]	EUR	200,000	233,523
Cie de Saint-Gobain EMTN
5.625%, due 11/15/24[1]	GBP	100,000	151,139
Credit Agricole Home Loan SFH SA EMTN
0.625%, due 09/11/23[1]	EUR	2,700,000	3,104,566
Credit Agricole SA
3.750%, due 04/24/23[2]	USD	650,000	635,074
Dexia Credit Local SA
1.250%, due 11/26/24[1]	EUR	1,700,000	2,008,726
Elis SA EMTN
1.875%, due 02/15/23[1]	EUR	200,000	228,274
Engie SA
2.875%, due 10/10/22[1]	USD	2,369,000	2,293,174
Europcar Mobility Group
4.125%, due 11/15/24[1]	EUR	200,000	220,051
5.750%, due 06/15/22[1]	EUR	100,000	115,791
Faurecia SA
2.625%, due 06/15/25[1]	EUR	300,000	335,752
La Financiere Atalian SASU
4.000%, due 05/15/24[1]	EUR	250,000	252,100
Orano SA EMTN
4.875%, due 09/23/24	EUR	200,000	234,391
Rexel SA
2.125%, due 06/15/25[1]	EUR	175,000	189,098
Societe Generale SA
5.200%, due 04/15/21[1]	USD	800,000	829,848
SPIE SA
3.125%, due 03/22/24[1]	EUR	300,000	342,558
Total Capital SA EMTN
5.125%, due 03/26/24[1]	EUR	550,000	775,465

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount		Value ($)
Corporate debt securities—(continued)
France—(concluded)
Vallourec SA
6.625%, due 10/15/22[1]	EUR	250,000	276,083
			12,607,970
Germany—0.42%
CTC BondCo GmbH
5.250%, due 12/15/25[1]	EUR	350,000	392,479
IHO Verwaltungs GmbH
3.250% Cash or 4.000% PIK,
3.250%, due 09/15/23[1,4]	EUR	150,000	170,110
Nidda BondCo GmbH
5.000%, due 09/30/25[1]	EUR	200,000	218,531
Nidda Healthcare Holding GmbH
3.500%, due 09/30/24[1]	EUR	250,000	278,915
Tele Columbus AG
3.875%, due 05/02/25[2]	EUR	200,000	209,328
Unitymedia GmbH
3.750%, due 01/15/27[1]	EUR	300,000	357,274
			1,626,637
Hong Kong—0.11%
Hong Kong Red Star Macalline Universal Home Furnishings Ltd.
3.375%, due 09/21/22[1]	USD	500,000	408,750

Ireland—0.64%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.650%, due 07/21/27	USD	375,000	336,509
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.750%, due 03/15/24[1]	EUR	300,000	338,096
7.250%, due 05/15/24[2]	USD	225,000	226,125
GE Capital International Funding Co., Unlimited Co.
3.373%, due 11/15/25	USD	410,000	372,401
4.418%, due 11/15/35	USD	350,000	302,067
Shire Acquisitions Investments Ireland DAC
2.875%, due 09/23/23	USD	965,000	908,827
			2,484,025
Italy—0.68%
EVOCA SpA
7.000%, due 10/15/23[1]	EUR	125,000	149,184
Intesa Sanpaolo SpA
3.875%, due 07/14/27[2]	USD	440,000	363,521

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount		Value ($)
Corporate debt securities—(continued)
Italy—(concluded)
Leonardo SpA EMTN
4.875%, due 03/24/25	EUR	300,000	379,952
Telecom Italia SpA EMTN
3.000%, due 09/30/25[1]	EUR	450,000	495,442
Wind Tre SpA
2.625%, due 01/20/23[1]	EUR	100,000	105,282
3.125%, due 01/20/25[1]	EUR	900,000	927,641
5.000%, due 01/20/26[2]	USD	250,000	212,800
			2,633,822
Japan—0.15%
Sumitomo Mitsui Banking Corp.
3.200%, due 07/18/22	USD	580,000	569,314

Jersey—0.45%
Heathrow Funding Ltd. EMTN
1.875%, due 07/12/32[1]	EUR	290,000	323,953
6.750%, due 12/03/26[1]	GBP	850,000	1,412,966
			1,736,919
Luxembourg—1.06%
Altice Finco SA
4.750%, due 01/15/28[1]	EUR	300,000	281,473
Altice Luxembourg SA
6.250%, due 02/15/25[1]	EUR	250,000	256,183
Dana Financing Luxembourg Sarl
6.500%, due 06/01/26[2,3]	USD	235,000	231,181
DH Europe Finance SA
1.200%, due 06/30/27	EUR	630,000	706,190
Fiat Chrysler Finance Europe SA GMTN
4.750%, due 07/15/22[1]	EUR	350,000	438,485
INEOS Group Holdings SA
5.375%, due 08/01/24[1]	EUR	200,000	231,868
Intelsat Jackson Holdings SA
8.000%, due 02/15/24[2,3]	USD	200,000	209,250
Matterhorn Telecom Holding SA
4.875%, due 05/01/23[1]	EUR	200,000	230,494
Picard Bondco SA
5.500%, due 11/30/24[1]	EUR	200,000	210,881
SELP Finance Sarl
1.500%, due 11/20/25[1]	EUR	520,000	569,254

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount		Value ($)
Corporate debt securities—(continued)
Luxembourg—(concluded)
SES SA
(fixed, converts to FRN on 01/02/22),
4.625%, due 01/02/22[1,5]	EUR	300,000	354,067
Telenet Finance VI Luxembourg SCA
4.875%, due 07/15/27[1]	EUR	324,000	395,521
			4,114,847
Mexico—0.54%
Petroleos Mexicanos
4.250%, due 01/15/25	USD	1,660,000	1,493,502
6.750%, due 09/21/47	USD	700,000	600,810
			2,094,312
Netherlands—4.40%
ABN AMRO Bank N.V. EMTN
2.375%, due 01/23/24[1]	EUR	1,800,000	2,256,159
(fixed, converts to FRN on 06/30/20),
2.875%, due 06/30/25[1]	EUR	1,400,000	1,644,842
6.375%, due 04/27/21[1]	EUR	1,950,000	2,533,387
Airbus Finance BV EMTN
1.375%, due 05/13/31[1]	EUR	200,000	222,474
2.125%, due 10/29/29[1]	EUR	400,000	483,894
EDP Finance BV EMTN
1.125%, due 02/12/24[1]	EUR	800,000	891,785
2.000%, due 04/22/25[1]	EUR	910,000	1,045,966
Enel Finance International N.V. EMTN
1.966%, due 01/27/25[1]	EUR	264,000	303,488
Iberdrola International BV EMTN
0.375%, due 09/15/25[1]	EUR	500,000	538,809
ING Bank N.V. EMTN
3.375%, due 01/10/22[1]	EUR	3,200,000	4,016,262
ING Groep N.V. EMTN
(fixed, converts to FRN on 04/11/23),
3.000%, due 04/11/28	EUR	1,600,000	1,902,142
Nyrstar Netherlands Holdings BV
6.875%, due 03/15/24[1]	EUR	225,000	153,150
Telefonica Europe BV
(fixed, converts to FRN on 03/31/24),
5.875%, due 03/31/24[1,5]	EUR	400,000	499,191
Teva Pharmaceutical Finance Netherlands II BV
1.125%, due 10/15/24[1]	EUR	350,000	348,424

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount		Value ($)
Corporate debt securities—(continued)
Netherlands—(concluded)
Ziggo Bond Co BV
4.625%, due 01/15/25[1]	EUR	200,000	221,999
			17,061,972
New Zealand—0.86%
ANZ New Zealand Int’l Ltd.
0.625%, due 01/27/22[1]	EUR	2,900,000	3,333,286

Portugal—0.24%
Brisa Concessao Rodoviaria SA EMTN
2.375%, due 05/10/27[1]	EUR	800,000	938,831

Spain—1.14%
Bankinter S.A.
3 mo. Euribor + 0.160%,
0.000%, due 06/21/43[1,6]	EUR	1,391,722	1,566,299
Cellnex Telecom S.A. EMTN
2.375%, due 01/16/24[1]	EUR	100,000	114,145
Fondo de Titulizacion de Activos Santander Hipotecario, Series 2
3 mo. Euribor + 0.150%,
0.000%, due 01/18/49[1,6]	EUR	1,064,268	1,187,458
Grifols SA
3.200%, due 05/01/25[1]	EUR	200,000	227,436
PITCH1
5.125%, due 07/20/22	EUR	800,000	1,063,246
Telefonica Emisiones SAU
5.213%, due 03/08/47	USD	300,000	279,426
			4,438,010
Supranationals—0.93%
European Investment Bank EMTN
0.875%, due 09/13/24[1]	EUR	2,600,000	3,044,711
European Stability Mechanism EMTN
1.125%, due 05/03/32[1]	EUR	500,000	566,909
			3,611,620
Sweden—0.11%
Verisure Holding AB
6.000%, due 11/01/22[1]	EUR	180,000	209,977

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount		Value ($)
Corporate debt securities—(continued)
Sweden—(concluded)
Verisure Midholding AB
5.750%, due 12/01/23[1]	EUR	200,000	228,512
			438,489
Switzerland—0.48%
Credit Suisse Group AG
(fixed, converts to FRN on 09/12/24),
2.125%, due 09/12/25[1]	GBP	600,000	733,410
(fixed, converts to FRN on 06/12/23),
4.207%, due 06/12/24[2]	USD	1,150,000	1,142,147
			1,875,557
United Kingdom—5.64%
Barclays PLC EMTN
(fixed, converts to FRN on 11/11/20),
2.625%, due 11/11/25[1]	EUR	1,500,000	1,719,652
BP Capital Markets PLC
3.119%, due 05/04/26	USD	690,000	649,337
BP Capital Markets PLC EMTN
0.900%, due 07/03/24[1]	EUR	610,000	694,233
Centrica PLC EMTN
4.375%, due 03/13/29[1]	GBP	200,000	287,496
Eversholt Funding PLC EMTN
6.359%, due 12/02/25[1]	GBP	430,000	667,580
Gosforth Funding PLC
3 mo. USD LIBOR + 0.450%,
2.714%, due 08/25/60[2,6]	USD	880,000	880,315
Gracechurch Card Funding PLC
1 mo. USD LIBOR + 0.400%,
2.680%, due 07/15/22[2,6]	USD	1,370,000	1,369,320
Holmes Master Issuer PLC
3 mo. USD LIBOR + 0.360%,
2.796%, due 10/15/54[2,6]	USD	780,000	780,051
HSBC Holdings PLC
(fixed, converts to FRN on 11/22/22),
3.033%, due 11/22/23	USD	1,200,000	1,153,947
3 mo. USD LIBOR + 1.000%,
3.322%, due 05/18/24[6]	USD	684,000	682,112
(fixed, converts to FRN on 03/13/27),
4.041%, due 03/13/28	USD	385,000	368,032
Iceland Bondco PLC
4.625%, due 03/15/25[1]	GBP	200,000	228,798

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount		Value ($)
Corporate debt securities—(continued)
United Kingdom—(concluded)
International Game Technology PLC
4.750%, due 02/15/23[1]	EUR	150,000	181,404
Lanark Master Issuer PLC
3 mo. USD LIBOR + 0.420%,
2.730%, due 12/22/69[2,6]	USD	963,600	963,503
Nationwide Building Society
3.900%, due 07/21/25[2]	USD	1,380,000	1,347,919
Nationwide Building Society EMTN
0.750%, due 10/26/22[1]	EUR	1,700,000	1,958,782
Penarth Master Issuer PLC
1 mo. USD LIBOR + 0.450%,
2.742%, due 09/18/22[2,6]	USD	1,480,000	1,478,942
Permanent Master Issuer PLC
3 mo. USD LIBOR + 0.380%,
2.816%, due 07/15/58[2,6]	USD	1,134,000	1,133,253
Royal Bank of Scotland Group PLC
(fixed, converts to FRN on 05/15/22),
3.498%, due 05/15/23	USD	985,000	947,398
Santander UK Group Holdings PLC
3.125%, due 01/08/21	USD	1,300,000	1,281,348
Silverstone Master Issuer PLC
3 mo. USD LIBOR + 0.390%,
2.859%, due 01/21/70[2,6]	USD	1,170,000	1,168,811
Sky PLC GMTN
2.250%, due 11/17/25[1]	EUR	510,000	614,795
Synlab Unsecured Bondco PLC
8.250%, due 07/01/23[1]	EUR	200,000	241,028
Tesco Corporate Treasury Services PLC EMTN
2.500%, due 07/01/24[1]	EUR	520,000	616,301
Vodafone Group PLC
4.125%, due 05/30/25	USD	425,000	416,319
4.375%, due 05/30/28[3]	USD	20,000	19,298
			21,849,974
United States—14.89%
Altria Group, Inc.
4.250%, due 08/09/42	USD	400,000	352,537
AMC Networks, Inc.
5.000%, due 04/01/24	USD	125,000	119,556
American Airlines Pass-Through Trust, Series 2016-2, Class AA
3.200%, due 06/15/28	USD	691,500	652,603
American Axle & Manufacturing, Inc.
6.250%, due 04/01/25[3]	USD	210,000	198,187

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount		Value ($)
Corporate debt securities—(continued)
United States—(continued)
American Tower Corp.
1.375%, due 04/04/25	EUR	650,000	722,934
American Woodmark Corp.
4.875%, due 03/15/26[2]	USD	175,000	162,531
Anheuser-Busch InBev Finance, Inc.
3.650%, due 02/01/26	USD	1,215,000	1,153,132
4.700%, due 02/01/36	USD	340,000	324,227
AT&T, Inc.
4.300%, due 12/15/42	USD	685,000	562,000
4.500%, due 03/09/48	USD	280,000	233,326
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
6.375%, due 04/01/24[2]	USD	125,000	119,375
Baker Hughes LLC
3.337%, due 12/15/27	USD	360,000	328,855
Bank of America Corp.
(fixed, converts to FRN on 12/20/22),
3.004%, due 12/20/23	USD	915,000	880,979
Bank of America Corp. EMTN
2.300%, due 07/25/25[1]	GBP	490,000	617,686
Bank of America Corp. MTN
(fixed, converts to FRN on 01/20/27),
3.824%, due 01/20/28	USD	750,000	719,055
Bank of America NA
2.050%, due 12/07/18[3]	USD	500,000	499,770
BAT Capital Corp.
3.557%, due 08/15/27[2]	USD	970,000	889,436
4.390%, due 08/15/37[2]	USD	345,000	307,887
Becton Dickinson and Co.
3.734%, due 12/15/24	USD	890,000	862,774
Berkshire Hathaway Energy Co.
4.450%, due 01/15/49[2]	USD	250,000	240,169
Boyd Gaming Corp.
6.375%, due 04/01/26	USD	100,000	99,125
Buckeye Partners LP
5.850%, due 11/15/43	USD	185,000	168,788
Burlington Northern Santa Fe LLC
4.150%, due 12/15/48	USD	340,000	320,872
Capital One Financial Corp.
3.750%, due 03/09/27	USD	615,000	570,804
CCO Holdings LLC/CCO Holdings Capital Corp.
5.125%, due 05/01/27[2]	USD	125,000	117,656
5.750%, due 02/15/26[2]	USD	300,000	297,000

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount		Value ($)
Corporate debt securities—(continued)
United States—(continued)
Charter Communications Operating LLC/Charter Communications Operating Capital
6.484%, due 10/23/45	USD	320,000	327,060
Citigroup Commercial Mortgage Trust, Series 2017-P7, Class A4,
3.712%, due 04/14/50	USD	807,500	791,185
Citigroup, Inc.
(fixed, converts to FRN on 07/24/22),
2.876%, due 07/24/23	USD	4,225,000	4,062,707
(fixed, converts to FRN on 01/24/22),
3.142%, due 01/24/23	USD	345,000	336,820
Clear Channel Worldwide Holdings, Inc., Series B,
6.500%, due 11/15/22	USD	300,000	304,560
Cleveland Electric Illuminating Co./The
3.500%, due 04/01/28[2]	USD	420,000	392,564
Comcast Corp.
2.350%, due 01/15/27	USD	600,000	524,746
3.200%, due 07/15/36	USD	360,000	294,246
3.900%, due 03/01/38	USD	395,000	352,848
3.950%, due 10/15/25	USD	197,000	196,448
4.700%, due 10/15/48	USD	195,000	189,040
CommScope Technologies LLC
6.000%, due 06/15/25[2]	USD	150,000	145,875
Constellation Brands, Inc.
4.500%, due 05/09/47	USD	80,000	71,792
Cooper-Standard Automotive, Inc.
5.625%, due 11/15/26[2]	USD	125,000	118,125
Coty, Inc.
4.750%, due 04/15/26[1]	EUR	150,000	160,128
Cox Communications, Inc.
3.500%, due 08/15/27[2]	USD	510,000	469,431
CVS Health Corp.
4.300%, due 03/25/28	USD	640,000	624,280
Dell International LLC/EMC Corp.
6.020%, due 06/15/26[2]	USD	640,000	663,637
DISH DBS Corp.
5.875%, due 11/15/24	USD	400,000	340,000
Energizer Holdings, Inc.
5.500%, due 06/15/25[2,3]	USD	105,000	102,113
Enterprise Products Operating LLC
4.900%, due 05/15/46	USD	320,000	310,582
Equinix, Inc.
2.875%, due 03/15/24	EUR	325,000	372,713
5.875%, due 01/15/26	USD	100,000	101,500

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount		Value ($)
Corporate debt securities—(continued)
United States—(continued)
Exelon Corp.
5.150%, due 12/01/20	USD	1,300,000	1,333,227
Exelon Generation Co. LLC
3.400%, due 03/15/22	USD	725,000	714,355
First Data Corp.
5.750%, due 01/15/24[2,3]	USD	200,000	201,250
FirstEnergy Corp. Series B
3.900%, due 07/15/27	USD	255,000	243,562
General Electric Co.
2.125%, due 05/17/37	EUR	240,000	231,229
4.500%, due 03/11/44	USD	180,000	151,999
General Electric Co. GMTN
3.100%, due 01/09/23	USD	734,000	698,745
General Motors Co.
5.150%, due 04/01/38	USD	460,000	406,460
Goldman Sachs Group, Inc./The
(fixed, converts to FRN on 06/05/22),
2.908%, due 06/05/23[3]	USD	185,000	178,232
5.150%, due 05/22/45	USD	310,000	303,511
Goldman Sachs Group, Inc./The EMTN
1.625%, due 07/27/26[1]	EUR	600,000	672,637
4.250%, due 01/29/26[1]	GBP	440,000	612,822
GRACE 2014-GRCE Mortgage Trust, Class A,
3.369%, due 06/10/28[2]	USD	2,550,000	2,545,594
Halfmoon Parent, Inc.
4.125%, due 11/15/25[2]	USD	615,000	607,955
Harris Corp.
4.400%, due 06/15/28	USD	300,000	300,190
HCA, Inc.
5.375%, due 02/01/25	USD	545,000	548,406
Huntsman International LLC
4.250%, due 04/01/25	EUR	300,000	378,450
Indiana Michigan Power Co.
4.250%, due 08/15/48	USD	115,000	110,209
Infor US, Inc.
6.500%, due 05/15/22	USD	200,000	199,500
IQVIA, Inc.
3.250%, due 03/15/25[1]	EUR	400,000	457,776
John Deere Capital Corp. MTN
3.050%, due 01/06/28	USD	645,000	600,308
Keurig Dr Pepper, Inc.
4.057%, due 05/25/23[2]	USD	660,000	656,035
4.417%, due 05/25/25[2]	USD	530,000	523,892

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount		Value ($)
Corporate debt securities—(continued)
United States—(continued)
Kroger Co./The
2.650%, due 10/15/26	USD	625,000	547,051
Kronos International, Inc.
3.750%, due 09/15/25[1]	EUR	300,000	312,357
Magellan Midstream Partners LP
4.200%, due 03/15/45	USD	360,000	312,583
Martin Marietta Materials, Inc.
4.250%, due 12/15/47	USD	310,000	248,840
MetLife, Inc.
3.600%, due 11/13/25	USD	670,000	655,711
MGM Resorts International
4.625%, due 09/01/26	USD	325,000	293,312
Morgan Stanley
(fixed, converts to FRN on 04/24/23),
3.737%, due 04/24/24	USD	990,000	977,631
Morgan Stanley GMTN
1.875%, due 04/27/27	EUR	1,020,000	1,161,630
MPLX LP
4.500%, due 04/15/38	USD	130,000	115,820
New England Power Co.
3.800%, due 12/05/47[2]	USD	170,000	152,192
Norfolk Southern Corp.
3.942%, due 11/01/47	USD	305,000	270,381
4.150%, due 02/28/48	USD	120,000	109,815
Oasis Petroleum, Inc.
6.875%, due 01/15/23	USD	110,000	110,963
OBP Depositor LLC Trust, Series 2010-OBP, Class A,
4.646%, due 07/15/45[2]	USD	1,348,000	1,370,128
Oracle Corp.
2.650%, due 07/15/26	USD	115,000	105,187
4.125%, due 05/15/45	USD	420,000	385,723
Owens Corning
4.300%, due 07/15/47	USD	240,000	183,944
Philip Morris International, Inc.
4.125%, due 03/04/43	USD	690,000	609,551
PNC Bank NA
3.800%, due 07/25/23	USD	640,000	636,232
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
5.750%, due 10/15/20	USD	121,138	121,138
Rockwell Collins, Inc.
3.500%, due 03/15/27	USD	640,000	602,262

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount		Value ($)
Corporate debt securities—(continued)
United States—(continued)
Sempra Energy
3.550%, due 06/15/24[3]	USD	550,000	536,422
Sherwin-Williams Co./The
4.500%, due 06/01/47	USD	95,000	85,313
Sierra Pacific Power Co.
2.600%, due 05/01/26	USD	325,000	297,283
Silgan Holdings, Inc.
3.250%, due 03/15/25	EUR	300,000	347,006
Sirius XM Radio, Inc.
6.000%, due 07/15/24[2]	USD	250,000	255,575
Southern California Edison Co., Series B,
3.650%, due 03/01/28	USD	610,000	591,791
Southwestern Electric Power Co., Series J,
3.900%, due 04/01/45	USD	55,000	48,290
Sprint Corp.
7.625%, due 02/15/25	USD	200,000	207,750
Sunoco Logistics Partners Operations LP
5.350%, due 05/15/45	USD	360,000	323,251
Synchrony Financial
3.950%, due 12/01/27	USD	407,000	358,874
T-Mobile USA, Inc.
6.500%, due 01/15/26	USD	195,000	205,725
Tenet Healthcare Corp.
8.125%, due 04/01/22	USD	100,000	104,125
United Rentals North America, Inc.
5.500%, due 05/15/27	USD	125,000	118,750
United Technologies Corp.
3.950%, due 08/16/25	USD	160,000	157,991
4.125%, due 11/16/28	USD	360,000	354,265
4.450%, due 11/16/38	USD	165,000	159,376
4.500%, due 06/01/42	USD	160,000	151,669
Verizon Communications, Inc.
4.329%, due 09/21/28	USD	490,000	486,109
Verizon Owner Trust, Series 2016-2, Class A,
1.680%, due 05/20/21[2]	USD	3,940,000	3,914,378
VICI Properties 1 LLC/VICI FC, Inc.
8.000%, due 10/15/23	USD	127,118	139,512
Virginia Electric & Power Co., Series B,
2.950%, due 11/15/26	USD	190,000	177,724
Welbilt, Inc.
9.500%, due 02/15/24	USD	200,000	216,000

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount		Value ($)
Corporate debt securities—(concluded)
United States—(concluded)
Wells Fargo & Co. EMTN
1.375%, due 10/26/26[1]	EUR	600,000	668,182
Wells Fargo & Co. MTN
(fixed, converts to FRN on 05/22/27),
3.584%, due 05/22/28	USD	375,000	356,862
Wells Fargo Bank NA
(fixed, converts to FRN on 07/23/20),
3.325%, due 07/23/21	USD	2,100,000	2,092,650
Western Gas Partners LP
4.750%, due 08/15/28	USD	290,000	277,152
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.500%, due 03/01/25[2]	USD	205,000	195,006
Zayo Group LLC/Zayo Capital, Inc.
6.375%, due 05/15/25	USD	150,000	153,375
			57,712,865
Total corporate debt securities (cost—$153,572,642)			151,344,018

Government national mortgage association certificates—3.48%
GNMA II TBA
3.500%	USD	3,900,000	3,830,607
4.000%	USD	2,550,000	2,566,187
4.500%	USD	6,900,000	7,077,487
Total government national mortgage association certificates (cost—$13,483,312)			13,474,281

Federal home loan mortgage corporation certificates—3.35%
FHLMC TBA
4.000%
(cost—$12,997,969)	USD	13,000,000	13,004,506

Federal national mortgage association certificates—4.10%
FNMA TBA
2.500%	USD	2,200,000	2,106,113
3.000%	USD	1,700,000	1,668,324
3.500%	USD	2,880,000	2,803,612
4.000%	USD	3,900,000	3,899,984

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount		Value ($)
Federal national mortgage association certificates—(concluded)
4.500%	USD	5,300,000	5,426,393
Total federal national mortgage association certificates (cost—$15,897,069)			15,904,426

	Number of shares
Short-term investment—10.81%
Investment company—10.81%
State Street Institutional U.S. Government Money Market Fund (cost—$41,917,362)	41,917,362	41,917,362

Investment of cash collateral from securities loaned—0.21%
Money market fund—0.21%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$828,340)	828,340	828,340
Total investments (cost—$438,475,270)[7]—110.17%		427,129,135
Liabilities in excess of other assets—(10.17)%		(39,444,175)
Net assets—100.00%		$387,684,960

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount ($)	Value ($)	Unrealized appreciation (depreciation) ($)
Interest rate futures buy contracts:
5	CAD	Canada Government Bond 10 Year Futures	December 2018	510,852	501,918	(8,934)
27	EUR	German Euro Buxl 30 Year Futures	December 2018	5,383,905	5,409,878	25,973
14	EUR	Mid-Term Euro-OAT Futures	December 2018	2,411,889	2,409,646	(2,243)
9	EUR	Short-Term Euro-BTP Futures	December 2018	1,105,109	1,114,086	8,977
7	GBP	United Kingdom Long Gilt Bond Futures	December 2018	1,073,786	1,095,251	21,465
3	JPY	Japan Government Bond 10 Year Futures	December 2018	3,994,693	4,004,874	10,181
US Treasury futures buy contracts:
32	USD	US Long Bond Futures	December 2018	4,493,290	4,420,000	(73,290)
26	USD	US Treasury Note 2 Year Futures	December 2018	5,489,272	5,477,062	(12,210)
110	USD	US Treasury Note 5 Year Futures	December 2018	12,459,852	12,362,109	(97,743)
45	USD	US Treasury Note 10 Year Futures	December 2018	5,342,655	5,329,688	(12,967)
22	USD	US Ultra Long Treasury Bond Futures	December 2018	3,515,557	3,282,813	(232,744)
				45,780,860	45,407,325	(373,535)
Interest rate futures sell contracts:
7	AUD	Australian Bond 10 Year Futures	December 2018	(643,648)	(641,505)	2,143
138	EUR	German Euro BOBL Futures	December 2018	(20,549,744)	(20,544,827)	4,917
70	EUR	German Euro Bund Futures	December 2018	(12,526,597)	(12,706,298)	(179,701)
30	EUR	Italian Government Bond Futures	December 2018	(4,109,785)	(4,133,268)	(23,483)
112	USD	90-Day Eurodollar Futures	March 2020	(27,085,541)	(27,099,800)	(14,259)
				(64,915,315)	(65,125,698)	(210,383)
						(583,918)

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation) ($)
BB	CHF	666,933	EUR	580,885	11/19/18	(4,380)
BB	CHF	10,278,394	USD	10,438,601	11/19/18	218,021
BB	EUR	27,650,283	USD	32,086,898	11/19/18	727,761
BB	USD	2,449,011	JPY	274,343,788	11/19/18	(14,747)
BB	USD	689,839	TRY	4,225,678	11/19/18	58,011
BOA	USD	1,380,131	AUD	1,936,920	11/19/18	(8,248)
CITI	AUD	5,810,216	CAD	5,397,290	11/19/18	(14,162)
CITI	CAD	5,394,398	JPY	463,416,586	11/19/18	13,009
CITI	CAD	5,394,417	USD	4,139,035	11/19/18	40,115
CITI	EUR	3,595,049	AUD	5,854,447	11/19/18	69,325
CITI	EUR	1,200,000	CZK	30,951,468	11/19/18	(8,886)
CITI	EUR	2,048,186	USD	2,358,917	11/19/18	35,998
CITI	GBP	394,305	USD	508,978	11/19/18	4,613
CITI	HUF	1,304,299,568	USD	4,656,312	11/19/18	102,382
CITI	JPY	464,992,045	CAD	5,384,320	11/19/18	(34,646)
CITI	MXN	26,012,742	USD	1,286,881	11/20/18	9,452
CITI	USD	750,503	CAD	975,968	11/19/18	(8,919)
CITI	USD	825,598	HUF	230,773,522	11/19/18	(19,858)
CITI	USD	510,909	ILS	1,850,463	11/19/18	(12,761)
DB	SEK	66,841,754	USD	7,455,617	11/19/18	141,633
DB	USD	12,515,796	CAD	16,302,313	11/19/18	(128,567)
DB	USD	1,370,727	CHF	1,367,667	11/19/18	(10,752)
DB	USD	1,191,414	THB	39,218,959	11/19/18	(7,905)
GSI	AUD	3,000,647	USD	2,136,616	11/19/18	11,316
GSI	CAD	1,024,453	USD	785,490	11/19/18	7,065
GSI	CAD	1,840,441	USD	1,409,890	11/19/18	11,440
GSI	CHF	1,365,536	USD	1,374,608	11/19/18	16,753
GSI	CNY	38,215,992	USD	5,520,310	11/19/18	40,857
GSI	CZK	30,945,229	EUR	1,196,369	11/19/18	5,041
GSI	EUR	1,803,000	CHF	2,053,157	11/19/18	(3,236)
GSI	EUR	599,350	CHF	682,732	11/19/18	(852)
GSI	EUR	599,000	CHF	682,147	11/19/18	(1,037)
GSI	EUR	3,590,836	GBP	3,159,117	11/19/18	(31,588)
GSI	EUR	599,175	USD	690,106	11/19/18	10,561
GSI	GBP	3,155,170	EUR	3,590,836	11/19/18	36,636
GSI	GBP	630,844	USD	822,930	11/19/18	16,003

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

Forward foreign currency contracts—(concluded)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation) ($)
GSI	JPY	467,018,589	NZD	6,387,400	11/19/18	24,950
GSI	JPY	105,487,717	USD	939,927	11/19/18	3,930
GSI	NZD	6,302,603	AUD	5,806,463	11/19/18	(874)
GSI	NZD	2,184,006	USD	1,423,020	11/19/18	(2,402)
GSI	SEK	6,248,870	USD	690,000	11/19/18	6,234
GSI	SEK	6,207,587	USD	689,360	11/19/18	10,111
GSI	SEK	5,670,931	USD	628,392	11/19/18	7,865
GSI	TRY	4,225,678	USD	746,410	11/19/18	(1,440)
GSI	USD	4,147,847	CAD	5,382,649	11/19/18	(57,869)
GSI	USD	1,361,003	EUR	1,201,103	11/19/18	1,210
GSI	USD	4,138,081	JPY	467,695,002	11/19/18	11,797
GSI	USD	2,644,429	MXN	50,563,867	11/20/18	(161,347)
GSI	USD	1,449,054	NOK	12,033,644	11/19/18	(20,552)
GSI	USD	2,042,275	NOK	16,844,724	11/19/18	(42,655)
GSI	USD	2,054,009	NOK	16,774,976	11/19/18	(62,669)
GSI	USD	1,535,714	NZD	2,332,962	11/19/18	(13,074)
GSI	USD	665,782	SEK	6,052,002	11/19/18	(3,557)
GSI	USD	1,382,506	SEK	12,335,033	11/19/18	(32,777)
MSCI	AUD	4,713,876	USD	3,345,183	11/19/18	6,435
NAB	EUR	411,324	USD	474,248	11/19/18	7,751
NAB	PLN	1,173,704	USD	314,974	11/19/18	9,014
RBC	EUR	1,803,000	GBP	1,600,063	11/19/18	1,835
RBC	GBP	210,258	USD	276,671	11/19/18	7,725
RBC	USD	3,135,653	CZK	69,988,646	11/19/18	(78,288)
SCB	NZD	17,531,012	USD	11,375,500	11/19/18	(66,360)
SG	CHF	4,126,064	EUR	3,607,275	11/19/18	(11,722)
SG	DKK	3,071,451	USD	472,867	11/19/18	5,922
SG	DKK	1,522,187	USD	236,854	11/19/18	5,440
SG	EUR	1,803,524	CHF	2,055,792	11/19/18	(1,211)
SG	USD	769,660	SGD	1,060,339	11/19/18	(3,894)
SSC	CZK	61,688,502	EUR	2,377,678	11/19/18	1,822
SSC	EUR	273,080	USD	313,668	11/19/18	3,959
SSC	EUR	345,527	USD	393,508	11/19/18	1,634
SSC	USD	812,441	EUR	710,400	11/19/18	(6,752)
SSC	USD	5,294,749	GBP	3,996,741	11/19/18	(182,421)
SSC	USD	535,585	JPY	60,187,113	11/19/18	(1,542)
SSC	USD	1,362,982	JPY	152,650,140	11/19/18	(8,511)
TD	AUD	5,827,427	EUR	3,584,177	11/19/18	(62,517)
TD	EUR	1,804,000	USD	2,055,631	11/19/18	9,652
TD	USD	3,895,524	NOK	31,953,218	11/19/18	(102,391)
						467,909

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – October 31, 2018 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Government debt securities	—	190,656,202	—	190,656,202
Corporate debt securities	—	151,344,018	—	151,344,018
Government national mortgage association certificates	—	13,474,281	—	13,474,281
Federal home loan mortgage corporation certificates	—	13,004,506	—	13,004,506
Federal national mortgage association certificates	—	15,904,426	—	15,904,426
Short-term investment	—	41,917,362	—	41,917,362
Investment of cash collateral from securities loaned	—	828,340	—	828,340
Futures contracts	73,656	—	—	73,656
Forward foreign currency contracts	—	1,703,278	—	1,703,278
Total	73,656	428,832,413	—	428,906,069

Liabilities
Futures contracts	(657,574)	—	—	(657,574)
Forward foreign currency contracts	—	(1,235,369)	—	(1,235,369)
Total	(657,574)	(1,235,369)	—	(1,892,943)

At October 31, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1                 Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

2                 Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $53,383,619, represented 13.77% of the Fund’s net assets at period end.

3                 Security, or portion thereof, was on loan at the period end.

4                 Payment-in-kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.

5                 Perpetual investment. Date shown reflects the next call date.

6                 Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

7                 Includes $1,191,470 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $828,340 and non-cash collateral of $386,283.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—93.72%
Aerospace & defense—1.08%
Arconic, Inc.
5.125%, due 10/01/24	25,000		24,531
5.900%, due 02/01/27	50,000		49,375
5.950%, due 02/01/37	375,000		361,641
DAE Funding LLC
4.500%, due 08/01/22[2]	250,000		245,312
Leonardo SpA
4.500%, due 01/19/21	EUR	475,000	574,210
4.875%, due 03/24/25	EUR	200,000	253,301
Pioneer Holdings LLC/Pioneer Finance Corp.
9.000%, due 11/01/22[2]	175,000		178,938
TA MFG. Ltd.
3.625%, due 04/15/23[3]	EUR	625,000	719,381
TransDigm, Inc.
5.500%, due 10/15/20	75,000		75,000
6.000%, due 07/15/22	1,010,000		1,015,050
Triumph Group, Inc.
7.750%, due 08/15/25[4]	175,000		164,500
			3,661,239
Agriculture—0.15%
Camposol SA
10.500%, due 07/15/21[3]	80,000		83,400
Vector Group Ltd.
6.125%, due 02/01/25[2]	250,000		227,500
10.500%, due 11/01/26[2]	200,000		199,750
			510,650
Airlines—0.95%
Air Canada
7.750%, due 04/15/21[2]	225,000		240,727
Allegiant Travel Co.
5.500%, due 07/15/19[4]	325,000		326,625
American Airlines Group, Inc.
4.625%, due 03/01/20[2]	1,750,000		1,750,000
United Continental Holdings, Inc.
4.250%, due 10/01/22[4]	75,000		73,594
6.000%, due 12/01/20	75,000		77,719
US Airways Pass-Through Trust 2012-1, Class B
8.000%, due 10/01/19	393,308		406,641

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Airlines—(concluded)
Virgin Australia Holdings Ltd.
8.500%, due 11/15/19[3]	350,000		354,025
			3,229,331
Apparel—0.11%
PB International BV
7.625%, due 01/26/22[3]	400,000		377,374

Auto & truck—2.12%
BCD Acquisition, Inc.
9.625%, due 09/15/23[2]	175,000		184,625
Delphi Technologies PLC
5.000%, due 10/01/25[2]	175,000		157,938
Garrett LX I Sarl/Garrett Borrowing LLC
5.125%, due 10/15/26[2]	EUR	375,000	392,888
General Motors Financial Co., Inc.
(fixed, converts to FRN on 09/30/27),
5.750%, due 09/30/27[4,5]	50,000		45,024
(fixed, converts to FRN on 09/30/28),
6.500%, due 09/30/28[4,5]	150,000		141,563
Goodyear Tire & Rubber Co./The
5.000%, due 05/31/26[4]	125,000		113,438
IHO Verwaltungs GmbH
4.125% Cash or 4.875% PIK,
4.125%, due 09/15/21[2,6]	200,000		194,000
4.500% Cash or 5.250% PIK,
4.500%, due 09/15/23[2,6]	200,000		186,250
JB Poindexter & Co., Inc.
7.125%, due 04/15/26[2,4]	225,000		231,750
Kronos International, Inc.
3.750%, due 09/15/25[3]	EUR	176,000	183,249
Mclaren Finance PLC
5.000%, due 08/01/22[2]	GBP	100,000	120,630
5.000%, due 08/01/22[3]	GBP	475,000	572,993
5.750%, due 08/01/22[2]	200,000		189,000
Metalsa SA de CV
4.900%, due 04/24/23[3]	975,000		923,812
Navistar International Corp.
6.625%, due 11/01/25[2,4]	300,000		306,000
Nemak SAB de CV
4.750%, due 01/23/25[3]	218,000		207,100
Samvardhana Motherson Automotive Systems Group BV
4.875%, due 12/16/21[3]	500,000		497,465

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Auto & truck—(concluded)
Superior Industries International, Inc.
6.000%, due 06/15/25[3]	EUR	225,000	231,284
6.000%, due 06/15/25[2]	EUR	400,000	410,571
Tenneco, Inc.
5.000%, due 07/15/24[3]	EUR	875,000	1,042,783
5.000%, due 07/15/26[4]	200,000		166,000
Tesla, Inc.
5.300%, due 08/15/25[2,4]	425,000		377,719
Titan International, Inc.
6.500%, due 11/30/23	325,000		303,062
			7,179,144
Automotive parts—0.08%
Cooper-Standard Automotive, Inc.
5.625%, due 11/15/26[2]	275,000		259,875

Banking-non-US—3.45%
Akbank Turk AS
5.000%, due 10/24/22[3]	550,000		502,562
5.125%, due 03/31/25[3]	400,000		342,500
Australia & New Zealand Banking Group Ltd.
5 year USD ICE Swap + 5.168%,
6.750%, due 06/15/26[7]	250,000		256,562
Banco Bilbao Vizcaya Argentaria SA
(fixed, converts to FRN on 02/18/20),
6.750%, due 02/18/20[3,5]	EUR	1,000,000	1,160,856
Banco do Brasil SA
5.875%, due 01/26/22[2,4]	450,000		455,422
Banco Nacional de Costa Rica
5.875%, due 04/25/21[2]	300,000		287,250
6.250%, due 11/01/23[3]	450,000		422,685
Bankia SA
(fixed, converts to FRN on 03/15/22),
3.375%, due 03/15/27[3]	EUR	800,000	926,686
Credit Suisse AG
(fixed, converts to FRN on 09/18/20),
5.750%, due 09/18/25[3]	EUR	325,000	398,481
Credit Suisse Group AG
(fixed, converts to FRN on 12/18/24),
6.250%, due 12/18/24[2,4,5]	200,000		194,623
Export Credit Bank of Turkey

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Banking-non-US—(concluded)
5.375%, due 10/24/23[3]	950,000		838,375
5.375%, due 10/24/23[2]	200,000		176,500
Royal Bank of Scotland Group PLC
3 mo. Euribor + 2.330%,
2.012%, due 12/31/18[3,5,7]	EUR	1,050,000	1,144,654
(fixed, converts to FRN on 03/25/19),
3.625%, due 03/25/24[3]	EUR	400,000	458,125
(fixed, converts to FRN on 08/10/20),
7.500%, due 08/10/20[4,5]	400,000		406,600
(fixed, converts to FRN on 08/10/25),
8.000%, due 08/10/25[4,5]	200,000		206,375
(fixed, converts to FRN on 08/15/21),
8.625%, due 08/15/21[5]	200,000		210,250
Ukreximbank Via Biz Finance PLC
9.625%, due 04/27/22[3]	500,000		504,375
9.750%, due 01/22/25[3]	800,000		796,000
UniCredit SpA
6.950%, due 10/31/22[3]	EUR	1,175,000	1,480,773
Unione di Banche Italiane SpA
(fixed, converts to FRN on 09/15/27),
4.450%, due 09/15/27[3]	EUR	200,000	206,142
Unione di Banche Italiane SpA MTN
0.750%, due 10/17/22[3]	EUR	300,000	304,208
			11,680,004
Banking-US—0.97%
Goldman Sachs Group, Inc./The
(fixed, converts to FRN on 05/10/20),
5.375%, due 05/10/20[4,5]	375,000		379,219
JPMorgan Chase & Co.
(fixed, converts to FRN on 04/30/24),
6.125%, due 04/30/24[4,5]	900,000		916,875
(fixed, converts to FRN on 02/01/24),
6.750%, due 02/01/24[5]	500,000		533,250
Washington Mutual, Inc.
0.000%, due 09/21/17[8,15]	500,000		4,750

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Banking-US—(concluded)
Wells Fargo & Co.
(fixed, converts to FRN on 06/15/24),
5.900%, due 06/15/24[5]	1,430,000		1,433,532
			3,267,626
Building & construction—2.10%
Aeropuertos Argentina 2000 SA
6.875%, due 02/01/27[2]	275,000		258,500
6.875%, due 02/01/27[3]	250,000		235,000
Aeropuertos Dominicanos Siglo XXI SA
6.750%, due 03/30/29[2]	500,000		502,500
6.750%, due 03/30/29[3]	410,000		412,050
American Woodmark Corp.
4.875%, due 03/15/26[2]	50,000		46,438
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.750%, due 08/01/25[2]	175,000		162,313
Beazer Homes USA, Inc.
6.750%, due 03/15/25	200,000		175,500
Century Communities, Inc.
5.875%, due 07/15/25	250,000		226,250
6.875%, due 05/15/22	325,000		324,188
Engility Corp.
8.875%, due 09/01/24	100,000		108,125
frontdoor, Inc.
6.750%, due 08/15/26[2,4]	150,000		153,000
Indika Energy Capital III Pte Ltd.
5.875%, due 11/09/24[2]	300,000		268,350
James Hardie International Finance Ltd.
3.625%, due 10/01/26[2]	EUR	250,000	282,013
Lennar Corp.
4.125%, due 01/15/22	525,000		512,557
Masonite International Corp.
5.750%, due 09/15/26[2]	75,000		71,250
Mattamy Group Corp.
6.500%, due 10/01/25[2]	75,000		70,500
Meritage Homes Corp.
6.000%, due 06/01/25	1,165,000		1,132,962
Shea Homes LP/Shea Homes Funding Corp.
6.125%, due 04/01/25[2]	1,225,000		1,139,250
Taylor Morrison Communities, Inc.
6.625%, due 05/15/22	250,000		251,250

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Building & construction—(concluded)
Toll Brothers Finance Corp.
5.875%, due 02/15/22[4]	67,000		68,591
TRI Pointe Group, Inc.
5.250%, due 06/01/27	200,000		170,750
William Lyon Homes, Inc.
5.875%, due 01/31/25	225,000		198,281
6.000%, due 09/01/23	150,000		136,875
Williams Scotsman International, Inc.
6.875%, due 08/15/23[2]	150,000		148,875
7.875%, due 12/15/22[2]	50,000		51,375
			7,106,743
Building products—1.54%
BMBG Bond Finance SCA
3.000%, due 06/15/21[3]	EUR	100,000	114,407
BMC East LLC
5.500%, due 10/01/24[2]	225,000		210,938
Brookfield Residential Properties, Inc.
6.375%, due 05/15/25[2,4]	150,000		141,188
Builders FirstSource, Inc.
5.625%, due 09/01/24[2]	325,000		303,062
CEMEX Finance LLC
4.625%, due 06/15/24[3]	EUR	350,000	413,771
6.000%, due 04/01/24[3]	200,000		199,125
Cemex SAB de CV
2.750%, due 12/05/24[2]	EUR	275,000	303,692
5.700%, due 01/11/25[3]	300,000		292,222
7.750%, due 04/16/26[2,4]	400,000		422,500
CPG Merger Sub LLC
8.000%, due 10/01/21[2]	125,000		125,000
Gibraltar Industries, Inc.
6.250%, due 02/01/21[9]	125,000		125,313
Griffon Corp.
5.250%, due 03/01/22	475,000		444,125
Grupo Cementos de Chihuahua SAB de CV
5.250%, due 06/23/24[3]	600,000		588,000
Jeld-Wen, Inc.
4.625%, due 12/15/25[2]	125,000		112,344
PGT Escrow Issuer, Inc.
6.750%, due 08/01/26[2]	150,000		154,500
Standard Industries, Inc.
4.750%, due 01/15/28[2]	175,000		156,406

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Building products—(concluded)
5.375%, due 11/15/24[2]	175,000	168,656
5.500%, due 02/15/23[2]	175,000	171,500
Summit Materials LLC/Summit Materials Finance Corp.
5.125%, due 06/01/25[2]	50,000	44,750
6.125%, due 07/15/23	100,000	96,750
8.500%, due 04/15/22	75,000	79,125
US Concrete, Inc.
6.375%, due 06/01/24	600,000	559,500
		5,226,874
Building products-cement—0.57%
Indo Energy Finance II BV
6.375%, due 01/24/23[3]	400,000	381,172
New Enterprise Stone & Lime Co., Inc.
6.250%, due 03/15/26[2]	175,000	170,625
10.125%, due 04/01/22[2]	225,000	235,125
TopBuild Corp.
5.625%, due 05/01/26[2]	200,000	190,500
Union Andina de Cementos SAA
5.875%, due 10/30/21[3]	263,000	268,589
Weekley Homes LLC/Weekley Finance Corp.
6.000%, due 02/01/23	175,000	168,000
6.625%, due 08/15/25	225,000	212,625
West China Cement Ltd.
6.500%, due 09/11/19[3]	300,000	301,125
		1,927,761
Cable—2.74%
Altice France SA
6.250%, due 05/15/24[2,4]	200,000	192,000
7.375%, due 05/01/26[2]	400,000	384,000
8.125%, due 02/01/27[2]	200,000	197,420
Cablevision SA
6.500%, due 06/15/21[2]	900,000	879,750
CCO Holdings LLC/CCO Holdings Capital Corp.
5.125%, due 02/15/23	275,000	273,625
5.125%, due 05/01/23[2]	375,000	373,125
5.250%, due 09/30/22	150,000	150,750
5.500%, due 05/01/26[2]	350,000	340,813
5.750%, due 09/01/23[4]	675,000	680,062
5.750%, due 01/15/24	25,000	25,250
5.750%, due 02/15/26[2]	750,000	742,500
5.875%, due 05/01/27[2]	125,000	122,813

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Cable—(concluded)
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.125%, due 12/15/21[2]	50,000		49,864
7.750%, due 07/15/25[2]	200,000		211,000
Digi Communications NV
5.000%, due 10/15/23[2]	EUR	100,000	118,645
Midcontinent Communications/Midcontinent Finance Corp.
6.875%, due 08/15/23[2]	475,000		494,000
Unitymedia GmbH
6.125%, due 01/15/25[2]	400,000		411,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
3.500%, due 01/15/27[3]	EUR	375,000	446,512
4.625%, due 02/15/26[3]	EUR	607,500	743,476
6.250%, due 01/15/29[3]	EUR	450,000	573,224
UPC Holding BV
3.875%, due 06/15/29[3]	EUR	500,000	543,072
UPCB Finance IV Ltd.
4.000%, due 01/15/27[3]	EUR	225,000	263,674
UPCB Finance VII Ltd.
3.625%, due 06/15/29[3]	EUR	950,000	1,061,814
			9,278,389
Car rental—0.46%
Ahern Rentals, Inc.
7.375%, due 05/15/23[2]	400,000		370,500
Herc Rentals, Inc.
7.500%, due 06/01/22[2,4]	122,000		126,880
7.750%, due 06/01/24[2,4]	331,000		349,205
Hertz Holdings Netherlands BV
5.500%, due 03/30/23[3]	EUR	250,000	283,464
United Rentals North America, Inc.
4.875%, due 01/15/28	50,000		45,048
5.500%, due 05/15/27	100,000		95,000
5.875%, due 09/15/26	225,000		220,500
6.500%, due 12/15/26	75,000		75,844
			1,566,441
Chemicals—2.86%
Alpha 3 BV/Alpha US Bidco, Inc.
6.250%, due 02/01/25[2]	200,000		190,750
Axalta Coating Systems Dutch Holding B BV
3.750%, due 01/15/25[3]	EUR	600,000	669,621

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Chemicals—(continued)
Blue Cube Spinco LLC
10.000%, due 10/15/25	325,000		368,062
Braskem Finance Ltd.
5.375%, due 05/02/22[3]	500,000		506,875
5.750%, due 04/15/21[3]	300,000		307,125
CF Industries, Inc.
5.375%, due 03/15/44	200,000		176,000
7.125%, due 05/01/20	83,000		86,320
Chemours Co./The
4.000%, due 05/15/26	EUR	300,000	325,204
Consolidated Energy Finance SA
6.500%, due 05/15/26[2,4]	300,000		298,500
Cornerstone Chemical Co.
6.750%, due 08/15/24[2]	125,000		121,406
CVR Partners LP/CVR Nitrogen Finance Corp.
9.250%, due 06/15/23[2]	125,000		131,719
GCP Applied Technologies, Inc.
5.500%, due 04/15/26[2]	75,000		72,563
Hexion, Inc./Hexion Nova Scotia Finance ULC
9.000%, due 11/15/20	575,000		345,000
Huntsman International LLC
5.125%, due 04/15/21	EUR	500,000	615,788
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA
8.375%, due 12/01/22[2,4]	375,000		380,625
Kraton Polymers LLC/Kraton Polymers Capital Corp.
5.250%, due 05/15/26[3]	EUR	250,000	273,252
5.250%, due 05/15/26[2]	EUR	250,000	273,252
Kronos International, Inc.
3.750%, due 09/15/25[2]	EUR	175,000	182,208
NOVA Chemicals Corp.
5.000%, due 05/01/25[2]	50,000		45,500
5.250%, due 06/01/27[2]	225,000		203,062
OCI NV
6.625%, due 04/15/23[2]	200,000		205,000
Perstorp Holding AB
3 mo. Euribor + 4.250%,
4.250%, due 09/15/22[3,7]	EUR	250,000	283,163
3 mo. Euribor + 4.250%,
4.250%, due 09/15/22[2,7]	EUR	250,000	283,163
Platform Specialty Products Corp.
5.875%, due 12/01/25[2,4]	125,000		118,438
6.500%, due 02/01/22[2]	125,000		126,562

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Chemicals—(concluded)
PQ Corp.
5.750%, due 12/15/25[2]	100,000		96,375
Prague CE Sarl
10.000% Cash or 11.250% PIK,
10.000%, due 12/15/22[3,6]	EUR	750,000	866,444
PSPC Escrow Corp.
6.000%, due 02/01/23[3]	EUR	625,000	733,851
TPC Group, Inc.
8.750%, due 12/15/20[2]	650,000		637,000
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.375%, due 09/01/25[2,4]	225,000		208,687
Tronox Finance PLC
5.750%, due 10/01/25[2,4]	275,000		241,312
Valvoline, Inc.
5.500%, due 07/15/24	100,000		99,375
Venator Finance Sarl/Venator Materials LLC
5.750%, due 07/15/25[2,4]	100,000		85,250
Versum Materials, Inc.
5.500%, due 09/30/24[2]	125,000		123,750
			9,681,202
Coal—0.73%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.
7.500%, due 05/01/25[2]	275,000		285,312
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
6.375%, due 03/15/24	550,000		369,875
12.000%, due 11/01/21	250,000		211,375
CONSOL Energy, Inc.
11.000%, due 11/15/25[2]	225,000		252,563
Murray Energy Corp.
11.250%, due 04/15/21[2]	25,000		15,875
9.000% Cash, 3.000% PIK,
12.000%, due 04/15/24[2,6]	1,249,944		812,464
Peabody Energy Corp.
6.000%, due 03/31/22[2]	100,000		99,903
Warrior Met Coal, Inc.
8.000%, due 11/01/24[2]	425,000		436,687
			2,484,054
Commercial services—3.31%
AA Bond Co. Ltd.
5.500%, due 07/31/22[3]	GBP	725,000	833,989

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Commercial services—(continued)
ADT Security Corp./The
5.250%, due 03/15/20	275,000		277,750
Aircastle Ltd.
5.125%, due 03/15/21	500,000		509,862
Algeco Global Finance PLC
3 mo. Euribor + 6.250%,
6.250%, due 02/15/23[2,7]	EUR	275,000	313,036
6.500%, due 02/15/23[3]	EUR	225,000	263,115
6.500%, due 02/15/23[2]	EUR	275,000	321,584
8.000%, due 02/15/23[2]	200,000		201,500
APTIM Corp.
7.750%, due 06/15/25[2,4]	25,000		20,563
Ashtead Capital, Inc.
5.625%, due 10/01/24[2]	200,000		205,000
Avis Budget Finance PLC
4.750%, due 01/30/26[2]	EUR	625,000	686,669
Blitz F18-674 GmbH
6.000%, due 07/30/26[2]	EUR	300,000	343,193
Brand Industrial Services, Inc.
8.500%, due 07/15/25[2]	350,000		344,750
Clear Channel International BV
8.750%, due 12/15/20[2]	50,000		51,000
Garda World Security Corp.
7.250%, due 11/15/21[2]	25,000		24,750
Gartner, Inc.
5.125%, due 04/01/25[2]	225,000		223,312
Graham Holdings Co.
5.750%, due 06/01/26[2]	175,000		176,313
Great Lakes Dredge & Dock Corp.
8.000%, due 05/15/22	200,000		205,560
Harland Clarke Holdings Corp.
6.875%, due 03/01/20[2,4]	125,000		122,813
8.375%, due 08/15/22[2]	400,000		361,000
9.250%, due 03/01/21[2,4]	950,000		844,312
Inter Media and Communication SpA
4.875%, due 12/31/22[2]	EUR	100,000	113,786
4.875%, due 12/31/22[3]	EUR	615,000	699,783
Iron Mountain UK PLC
3.875%, due 11/15/25[3]	GBP	325,000	391,479
Iron Mountain, Inc.
5.750%, due 08/15/24	1,465,000		1,437,531
Live Nation Entertainment, Inc.
5.375%, due 06/15/22[2,4]	425,000		428,187

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2018 (unaudited)

Face amount[1]	Value ($)
Corporate bonds—(continued)
Commercial services—(concluded)
5.625%, due 03/15/26[2,4]	100,000	100,000
Matthews International Corp.
5.250%, due 12/01/25[2]	150,000	140,625
Michael Baker International LLC
8.750%, due 03/01/23[2]	350,000	347,812
Refinitiv US Holdings, Inc.
6.250%, due 05/15/26[2,4]	50,000	49,750
Ritchie Bros Auctioneers, Inc.
5.375%, due 01/15/25[2]	175,000	172,375
Sotheby’s
4.875%, due 12/15/25[2]	200,000	184,750
TMS International Corp.
7.250%, due 08/15/25[2]	125,000	124,375
Verscend Escrow Corp.
9.750%, due 08/15/26[2]	275,000	275,344
Wabash National Corp.
5.500%, due 10/01/25[2]	225,000	202,500
Waste Italia SpA
10.500%, due 11/15/19[3,8,10]	EUR	1,425,000	32,281
Weight Watchers International, Inc.
8.625%, due 12/01/25[2]	175,000	185,937
11,216,586
Communications equipment—0.17%
NXP BV/NXP Funding LLC
3.875%, due 09/01/22[2]	400,000	386,000
4.125%, due 06/01/21[2]	200,000	199,250
585,250
Computer software & services—2.35%
ACI Worldwide, Inc.
5.750%, due 08/15/26[2]	100,000	100,000
Banff Merger Sub, Inc.
8.375%, due 09/01/26[3]	EUR	300,000	336,560
9.750%, due 09/01/26[2,4]	125,000	120,781
Camelot Finance SA
7.875%, due 10/15/24[2,4]	450,000	445,500
CDK Global, Inc.
5.875%, due 06/15/26[4]	200,000	201,500
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
5.750%, due 03/01/25[2]	225,000	219,937
Dell International LLC/EMC Corp.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Computer software & services—(concluded)
5.450%, due 06/15/23[2]	75,000	77,679
5.875%, due 06/15/21[2]	475,000	481,552
Diebold Nixdorf, Inc.
8.500%, due 04/15/24[4]	100,000	62,000
Donnelley Financial Solutions, Inc.
8.250%, due 10/15/24	450,000	464,625
Everi Payments, Inc.
7.500%, due 12/15/25[2,4]	200,000	199,000
Exela Intermediate LLC/Exela Finance, Inc.
10.000%, due 07/15/23[2]	200,000	207,940
First Data Corp.
5.750%, due 01/15/24[2,4]	100,000	100,625
Infor Software Parent LLC/Infor Software Parent, Inc.
7.125% Cash or 7.875% PIK,
7.125%, due 05/01/21[2,6]	700,000	703,500
Infor US, Inc.
6.500%, due 05/15/22	850,000	847,875
Informatica LLC
7.125%, due 07/15/23[2,4]	100,000	102,031
IQVIA, Inc.
4.875%, due 05/15/23[2]	50,000	49,438
5.000%, due 10/15/26[2]	200,000	192,436
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.
6.000%, due 07/15/25[2]	200,000	198,250
NCR Corp.
6.375%, due 12/15/23	530,000	528,675
Open Text Corp.
5.875%, due 06/01/26[2]	400,000	402,000
Rackspace Hosting, Inc.
8.625%, due 11/15/24[2,4]	150,000	141,000
RP Crown Parent LLC
7.375%, due 10/15/24[2]	450,000	461,250
Solera LLC/Solera Finance, Inc.
10.500%, due 03/01/24[2,4]	400,000	434,012
Veritas US, Inc./Veritas Bermuda Ltd.
10.500%, due 02/01/24[2,4]	400,000	344,000
Western Digital Corp.
4.750%, due 02/15/26[4]	575,000	531,156
		7,953,322
Consumer products—0.86%
Central Garden & Pet Co.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Consumer products—(concluded)
5.125%, due 02/01/28	50,000		46,125
6.125%, due 11/15/23	275,000		279,813
First Quality Finance Co., Inc.
5.000%, due 07/01/25[2]	75,000		69,000
High Ridge Brands Co.
8.875%, due 03/15/25[2]	125,000		55,000
Prestige Brands, Inc.
5.375%, due 12/15/21[2]	200,000		197,500
6.375%, due 03/01/24[2,4]	325,000		320,937
Revlon Consumer Products Corp.
6.250%, due 08/01/24[4]	250,000		141,875
Spectrum Brands, Inc.
4.000%, due 10/01/26[2]	EUR	325,000	369,922
4.000%, due 10/01/26[3]	EUR	250,000	284,556
TRI Pointe Holdings, Inc.
5.875%, due 06/15/24	1,225,000		1,145,375
			2,910,103
Consumer services—0.16%
Garda World Security Corp.
8.750%, due 05/15/25[2]	575,000		540,500

Containers & packaging—2.50%
ARD Finance SA
6.625% Cash or 7.375% PIK,
6.625%, due 09/15/23[6]	EUR	500,000	562,361
7.125% Cash or 7.875% PIK,
7.125%, due 09/15/23[6]	400,000		389,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.125%, due 05/15/23[3]	EUR	450,000	525,187
4.250%, due 09/15/22[2,4]	200,000		194,000
6.000%, due 02/15/25[2]	400,000		375,000
Ball Corp.
4.375%, due 12/15/20	350,000		350,000
Berry Global, Inc.
4.500%, due 02/15/26[2]	100,000		93,500
6.000%, due 10/15/22	500,000		510,625
BWAY Holding Co.
7.250%, due 04/15/25[2,4]	750,000		710,625
Crown European Holdings SA
2.250%, due 02/01/23[2]	EUR	225,000	258,733
2.875%, due 02/01/26[2]	EUR	350,000	387,508
Flex Acquisition Co., Inc.
6.875%, due 01/15/25[2]	150,000		140,250

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Containers & packaging—(concluded)
7.875%, due 07/15/26[2]	175,000		168,927
Hercule Debtco Sarl
6.750% Cash or 7.500% PIK,
6.750%, due 06/30/24[2,6]	EUR	275,000	299,020
6.750% Cash or 7.500% PIK,
6.750%, due 06/30/24[3,6]	EUR	250,000	271,836
Kleopatra Holdings 1 SCA
8.500% Cash or 9.250% PIK,
8.500%, due 06/30/23[3,6]	EUR	625,000	454,456
Multi-Color Corp.
6.125%, due 12/01/22[2,4]	175,000		176,969
OI European Group BV
3.125%, due 11/15/24[2]	EUR	225,000	258,567
3.125%, due 11/15/24[3]	EUR	175,000	201,108
Owens-Brockway Glass Container, Inc.
6.375%, due 08/15/25[2]	600,000		603,000
Plastipak Holdings, Inc.
6.250%, due 10/15/25[2]	125,000		114,375
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.125%, due 07/15/23[2]	450,000		440,437
7.000%, due 07/15/24[2,4]	25,000		25,063
SAN Miguel Industrias Pet SA
4.500%, due 09/18/22[3]	300,000		286,125
Silgan Holdings, Inc.
3.250%, due 03/15/25	EUR	525,000	607,261
4.750%, due 03/15/25[4]	75,000		71,156
			8,475,089
Diversified financial services—4.25%
Alliance Data Systems Corp.
4.500%, due 03/15/22[3]	EUR	300,000	344,045
4.500%, due 03/15/22[2]	EUR	550,000	630,748
Ally Financial, Inc.
3.750%, due 11/18/19	89,000		89,009
8.000%, due 12/31/18	475,000		477,969
8.000%, due 11/01/31	285,000		342,000
8.000%, due 11/01/31	150,000		180,375
ASP AMC Merger Sub, Inc.
8.000%, due 05/15/25[2]	700,000		525,000
Bank of America Corp.
(fixed, converts to FRN on 03/15/28),
5.875%, due 03/15/28[5]	50,000		48,500
(fixed, converts to FRN on 09/05/24),
6.250%, due 09/05/24[4,5]	700,000		721,000

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Diversified financial services—(continued)
(fixed, converts to FRN on 03/10/26),
6.300%, due 03/10/26[5]	175,000		184,406
Barclays PLC
(fixed, converts to FRN on 12/15/20),
8.000%, due 12/15/20[5]	EUR	600,000	743,190
(fixed, converts to FRN on 12/15/18),
8.250%, due 12/15/18[5]	300,000		301,627
BNP Paribas SA MTN
2.375%, due 02/17/25[3]	EUR	250,000	289,366
Charles Schwab Corp./The
(fixed, converts to FRN on 12/01/27),
5.000%, due 12/01/27[5]	225,000		213,750
CIT Group, Inc.
4.125%, due 03/09/21	75,000		74,813
Citigroup, Inc.
(fixed, converts to FRN on 02/15/23),
5.900%, due 02/15/23[4,5]	925,000		925,000
(fixed, converts to FRN on 08/15/20),
5.950%, due 08/15/20[5]	175,000		177,844
(fixed, converts to FRN on 01/30/23),
5.950%, due 01/30/23[5]	175,000		175,219
(fixed, converts to FRN on 08/15/26),
6.250%, due 08/15/26[5]	150,000		153,188
CNG Holdings, Inc.
9.375%, due 05/15/20[2,4]	175,000		169,332
Cooke Omega Investments, Inc./Alpha VesselCo Holdings, Inc.
8.500%, due 12/15/22[2]	275,000		270,875
Credivalores-Crediservicios SAS
9.750%, due 07/27/22[3]	200,000		195,196
Fly Leasing Ltd.
5.250%, due 10/15/24	200,000		191,000
Fortress Transportation & Infrastructure Investors LLC
6.500%, due 10/01/25[2]	175,000		171,938
Garfunkelux Holdco 3 SA
3 mo. Euribor + 3.500%,
3.500%, due 09/01/23[2,7]	EUR	475,000	470,058
goeasy Ltd.
7.875%, due 11/01/22[2]	150,000		154,500
Grupo KUO SAB De CV
5.750%, due 07/07/27[3]	300,000		279,000
Hexion, Inc.
10.375%, due 02/01/22[2]	250,000		224,687
13.750%, due 02/01/22[2]	225,000		142,875

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Diversified financial services—(concluded)
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.375%, due 04/01/20[2]	400,000		404,000
KOC Holding AS
5.250%, due 03/15/23[3]	750,000		705,937
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.250%, due 03/15/22[2]	325,000		323,375
LHC3 PLC
4.125% Cash or 4.875% PIK,
4.125%, due 08/15/24[2,6]	EUR	200,000	224,772
4.125% Cash or 4.875% PIK,
4.125%, due 08/15/24[3,6]	EUR	850,000	955,282
Louvre Bidco SAS
4.250%, due 09/30/24[2]	EUR	125,000	137,242
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.500%, due 06/01/22	275,000		272,250
NFP Corp.
6.875%, due 07/15/25[2]	325,000		314,437
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
6.375%, due 12/15/22[2]	100,000		100,750
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
6.750%, due 06/01/25[2]	375,000		357,075
Vantiv LLC/Vantiv Issuer Corp.
3.875%, due 11/15/25[2]	GBP	400,000	498,350
Vertiv Intermediate Holding Corp.
12.000% Cash or 13.000% PIK,
12.000%, due 02/15/22[2,6]	900,000		877,500
Werner FinCo LP/Werner FinCo, Inc.
8.750%, due 07/15/25[2]	375,000		349,687
			14,387,167
Electric utilities—0.91%
Clearway Energy Operating LLC
5.000%, due 09/15/26	225,000		209,250
5.750%, due 10/15/25[2]	175,000		172,375
Eskom Holdings SOC Ltd.
6.350%, due 08/10/28[3]	400,000		385,500
NRG Energy, Inc.
6.250%, due 05/01/24	25,000		25,522
6.625%, due 01/15/27	200,000		206,750
Orano SA
3.500%, due 03/22/21[3]	EUR	100,000	116,720

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Electric utilities—(concluded)
4.875%, due 09/23/24	EUR	750,000	878,965
Vistra Energy Corp.
7.375%, due 11/01/22	1,025,000		1,063,437
7.625%, due 11/01/24	25,000		26,438
			3,084,957
Electric-generation—1.04%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.500%, due 05/20/25	275,000		257,125
5.625%, due 05/20/24	75,000		72,000
5.750%, due 05/20/27	275,000		255,062
Calpine Corp.
5.375%, due 01/15/23	850,000		805,375
5.500%, due 02/01/24[4]	475,000		431,062
ContourGlobal Power Holdings SA
3.375%, due 08/01/23[2]	EUR	250,000	278,094
4.125%, due 08/01/25[2]	EUR	650,000	720,026
Drax Finco PLC
6.625%, due 11/01/25[2]	200,000		199,500
GenOn Energy, Inc.
7.875%, due 06/15/17[8,10]	75,000		51,563
Greenko Investment Co.
4.875%, due 08/16/23[3]	300,000		268,125
Rockpoint Gas Storage Canada Ltd.
7.000%, due 03/31/23[2]	125,000		124,375
Superior Plus LP/Superior General Partner, Inc.
7.000%, due 07/15/26[2]	75,000		74,813
			3,537,120
Electric-integrated—0.86%
AES Andres BV/Dominican Power Partners/Empresa Generadora de Electricidad It
7.950%, due 05/11/26[3]	300,000		307,553
AES El Salvador Trust II
6.750%, due 03/28/23[3]	450,000		411,187
Capex SA
6.875%, due 05/15/24[2]	400,000		328,000
6.875%, due 05/15/24[3]	475,000		389,500
Centrais Eletricas Brasileiras SA
5.750%, due 10/27/21[3]	300,000		301,200
Hrvatska Elektroprivreda
5.875%, due 10/23/22[2]	800,000		831,000
Talen Energy Supply LLC
9.500%, due 07/15/22[2,4]	25,000		25,375

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Electric-integrated—(concluded)
10.500%, due 01/15/26[2]	375,000		329,531
			2,923,346
Electronics—0.87%
Advanced Micro Devices, Inc.
7.000%, due 07/01/24[4]	353,000		367,561
7.500%, due 08/15/22	270,000		295,650
Amkor Technology, Inc.
6.375%, due 10/01/22	50,000		50,312
Energizer Gamma Acquisition BV
4.625%, due 07/15/26[2]	EUR	650,000	753,892
Energizer Gamma Acquisition, Inc.
6.375%, due 07/15/26[2,4]	175,000		175,000
Energizer Holdings, Inc.
5.500%, due 06/15/25[2,4]	100,000		97,250
Entegris, Inc.
4.625%, due 02/10/26[2]	200,000		185,812
GCL New Energy Holdings Ltd.
7.100%, due 01/30/21[3]	200,000		174,073
Itron, Inc.
5.000%, due 01/15/26[2,4]	75,000		69,844
Qorvo, Inc.
7.000%, due 12/01/25[4]	8,000		8,630
Resideo Funding, Inc.
6.125%, due 11/01/26[2]	75,000		75,392
Senvion Holding GmbH
3.875%, due 10/25/22[3]	EUR	550,000	532,567
TTM Technologies, Inc.
5.625%, due 10/01/25[2]	175,000		170,625
			2,956,608
Energy—0.39%
Neerg Energy Ltd.
6.000%, due 02/13/22[3]	500,000		469,147
Nordex SE
6.500%, due 02/01/23[2]	EUR	100,000	110,375
Pattern Energy Group, Inc.
5.875%, due 02/01/24[2]	75,000		74,250
Rio Energy SA/UGEN SA/UENSA SA
6.875%, due 02/01/25[2]	350,000		274,750
6.875%, due 02/01/25[3]	350,000		274,750

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Energy—(concluded)
TerraForm Power Operating LLC
4.250%, due 01/31/23[2,4]	125,000		118,438
			1,321,710
Energy-exploration & production—0.20%
Antero Resources Corp.
5.125%, due 12/01/22	150,000		148,969
5.375%, due 11/01/21	200,000		200,000
Covey Park Energy LLC/Covey Park Finance Corp.
7.500%, due 05/15/25[2]	350,000		343,875
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC
10.750%, due 10/01/20[8,10,11,12,15]	850,000		0
			692,844
Finance-captive automotive—1.84%
Ausdrill Finance Pty Ltd.
6.875%, due 11/01/19[2]	880,000		880,000
Barminco Finance Pty Ltd.
6.625%, due 05/15/22[3]	100,000		98,500
6.625%, due 05/15/22[2]	50,000		49,250
Cabot Financial Luxembourg II SA
3 mo. Euribor + 5.875%,
5.875%, due 11/15/21[3,7]	EUR	550,000	626,234
CyrusOne LP/CyrusOne Finance Corp.
5.000%, due 03/15/24[4]	25,000		25,000
Five Point Operating Co. LP/Five Point Capital Corp.
7.875%, due 11/15/25[2]	125,000		123,838
HT1 Funding GmbH
12 mo. Euribor + 2.000%,
1.819%, due 06/30/19[5,7]	EUR	500,000	522,860
Hunt Cos., Inc.
6.250%, due 02/15/26[2]	200,000		184,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.000%, due 08/01/20	1,330,000		1,341,637
6.250%, due 02/01/22	250,000		252,390
6.375%, due 12/15/25	125,000		124,219
Lions Gate Capital Holdings LLC
5.875%, due 11/01/24[2]	175,000		175,875
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.
7.875%, due 10/01/22[2]	275,000		242,688
NWH Escrow Corp.
7.500%, due 08/01/21[2]	250,000		212,500
Park Aerospace Holdings Ltd.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Finance-captive automotive—(concluded)
5.250%, due 08/15/22[2]	150,000		148,875
5.500%, due 02/15/24[2,4]	100,000		99,025
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.250%, due 05/15/23[2]	235,000		248,324
Radian Group, Inc.
4.500%, due 10/01/24	225,000		216,563
7.000%, due 03/15/21	144,000		152,100
Spectrum Brands Holdings, Inc.
7.750%, due 01/15/22	395,000		404,381
Trident Merger Sub, Inc.
6.625%, due 11/01/25[2,4]	100,000		93,500
			6,222,259
Finance-other—1.52%
Credivalores-Crediservicios SAS
9.750%, due 07/27/22[2]	600,000		585,588
Navient Corp.
6.500%, due 06/15/22[4]	100,000		101,750
6.625%, due 07/26/21	75,000		77,156
6.750%, due 06/25/25	150,000		146,250
6.750%, due 06/15/26	200,000		191,000
7.250%, due 09/25/23	125,000		130,048
8.000%, due 03/25/20	2,000,000		2,087,500
Springleaf Finance Corp.
6.000%, due 06/01/20	1,050,000		1,072,312
6.875%, due 03/15/25	275,000		263,313
7.125%, due 03/15/26	525,000		497,437
			5,152,354
Financial services—0.50%
Banco de Bogota SA
5.375%, due 02/19/23[2]	750,000		750,000
Intesa Sanpaolo SpA
3.928%, due 09/15/26[3]	EUR	400,000	434,897
Monitchem HoldCo 2 SA
6.875%, due 06/15/22[3]	EUR	400,000	367,667
VFH Parent LLC/Orchestra Co-Issuer, Inc.
6.750%, due 06/15/22[2]	150,000		153,000
			1,705,564
Food products—1.46%
Central American Bottling Corp.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Food products—(concluded)
5.750%, due 01/31/27[2]	400,000		394,000
5.750%, due 01/31/27[3]	200,000		197,000
Clearwater Seafoods, Inc.
6.875%, due 05/01/25[2]	25,000		23,938
Cott Corp.
5.500%, due 07/01/24[3]	EUR	450,000	538,363
Cott Finance Corp.
5.500%, due 07/01/24[2]	EUR	500,000	598,181
Darling Global Finance BV
3.625%, due 05/15/26[3]	EUR	425,000	488,568
JBS Investments GmbH
7.250%, due 04/03/24[3]	800,000		807,000
Minerva Luxembourg SA
6.500%, due 09/20/26[3]	250,000		229,725
6.500%, due 09/20/26[2]	850,000		781,065
Pilgrim’s Pride Corp.
5.750%, due 03/15/25[2,4]	225,000		209,812
5.875%, due 09/30/27[2,4]	250,000		226,875
Post Holdings, Inc.
5.750%, due 03/01/27[2]	200,000		191,000
TreeHouse Foods, Inc.
6.000%, due 02/15/24[2,4]	250,000		249,687
			4,935,214
Food-wholesale—1.49%
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC
5.750%, due 03/15/25	200,000		176,000
6.625%, due 06/15/24	350,000		330,750
Aramark Services, Inc.
5.000%, due 02/01/28[2]	200,000		189,750
5.125%, due 01/15/24	375,000		373,125
B&G Foods, Inc.
5.250%, due 04/01/25[4]	75,000		71,437
Casino Guichard Perrachon SA
4.048%, due 08/05/26[3,9]	EUR	300,000	307,060
(fixed, converts to FRN on 01/31/19),
4.870%, due 01/31/19[3,5]	EUR	500,000	421,346
Casino Guichard Perrachon SA MTN
3.580%, due 02/07/25[3,9]	EUR	300,000	306,240
Iceland Bondco PLC
4.625%, due 03/15/25[2]	GBP	375,000	428,996
Nomad Foods Bondco PLC
3.250%, due 05/15/24[2]	EUR	250,000	285,012

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Food-wholesale—(concluded)
3.250%, due 05/15/24[3]	EUR	500,000	570,024
Ocado Group PLC
4.000%, due 06/15/24[2]	GBP	200,000	252,128
4.000%, due 06/15/24[3]	GBP	175,000	220,612
Picard Bondco SA
5.500%, due 11/30/24[2]	EUR	225,000	237,242
5.500%, due 11/30/24[3]	EUR	125,000	131,801
Picard Groupe SAS
3 mo. Euribor + 3.000%,
3.000%, due 11/30/23[3,7]	EUR	125,000	139,812
Sigma Holdco BV
5.750%, due 05/15/26[2]	EUR	500,000	521,727
US Foods, Inc.
5.875%, due 06/15/24[2]	75,000		74,250
			5,037,312
Gaming—2.47%
Boyd Gaming Corp.
6.000%, due 08/15/26	300,000		289,875
6.875%, due 05/15/23	925,000		960,844
Grupo Posadas SAB de CV
7.875%, due 06/30/22[3]	800,000		804,000
Hilton Domestic Operating Co., Inc.
5.125%, due 05/01/26[2]	375,000		366,562
Inn of the Mountain Gods Resort & Casino
9.250%, due 11/30/20[6]	70,251		67,617
International Game Technology PLC
3.500%, due 07/15/24[2]	EUR	250,000	283,225
Intralot Capital Luxembourg SA
5.250%, due 09/15/24[3]	EUR	450,000	393,675
6.750%, due 09/15/21[3]	EUR	200,000	193,060
Jacobs Entertainment, Inc.
7.875%, due 02/01/24[2]	250,000		263,437
LHMC Finco Sarl
7.875%, due 12/20/23[2]	200,000		201,300
Marriott Ownership Resorts, Inc./ILG LLC
6.500%, due 09/15/26[2,4]	25,000		25,250
Mattel, Inc.
6.750%, due 12/31/25[2,4]	125,000		119,336
MGM Resorts International
5.750%, due 06/15/25	500,000		487,500
6.000%, due 03/15/23	100,000		101,500
6.750%, due 10/01/20	313,000		326,115

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Gaming—(concluded)
7.750%, due 03/15/22	840,000		901,950
Mohegan Gaming & Entertainment
7.875%, due 10/15/24[2,4]	625,000		606,250
Safari Verwaltungs GmbH
5.375%, due 11/30/22[3]	EUR	400,000	459,127
Scientific Games International, Inc.
3.375%, due 02/15/26[2]	EUR	175,000	183,487
5.000%, due 10/15/25[2]		50,000	46,500
5.500%, due 02/15/26[2]	EUR	425,000	415,259
6.250%, due 09/01/20	75,000		72,938
6.625%, due 05/15/21	75,000		72,563
Stars Group Holdings BV/Stars Group US Co.-Borrower LLC
7.000%, due 07/15/26[2]	400,000		406,000
Studio City Co. Ltd.
5.875%, due 11/30/19[2]	200,000		201,750
WMG Acquisition Corp.
5.000%, due 08/01/23[2]	125,000		123,437
			8,372,557
Health care equipment & supplies—0.05%
Crimson Merger Sub, Inc.
6.625%, due 05/15/22[2]	175,000		167,125

Health care providers & services—5.75%
Avantor, Inc.
6.000%, due 10/01/24[2]	100,000		99,750
9.000%, due 10/01/25[2,4]	375,000		378,750
Bausch Health Cos., Inc.
4.500%, due 05/15/23[3]	EUR	900,000	986,296
5.500%, due 03/01/23[2]	125,000		118,438
5.875%, due 05/15/23[2,4]	375,000		358,594
6.125%, due 04/15/25[2]	200,000		183,940
7.500%, due 07/15/21[2]	1,820,000		1,847,300
8.500%, due 01/31/27[2]	225,000		228,937
9.000%, due 12/15/25[2]	1,475,000		1,537,687
Catalent Pharma Solutions, Inc.
4.750%, due 12/15/24[2]	EUR	200,000	236,717
4.750%, due 12/15/24[3]	EUR	200,000	236,717
Centene Corp.
4.750%, due 05/15/22	175,000		175,219
5.375%, due 06/01/26[2]	400,000		406,000

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Health care providers & services—(continued)
6.125%, due 02/15/24	75,000		78,375
Charles River Laboratories International, Inc.
5.500%, due 04/01/26[2,4]	125,000		124,688
CHS/Community Health Systems, Inc.
6.875%, due 02/01/22[4]	112,000		56,616
8.125%, due 06/30/24[2,4]	359,000		283,610
11.000%, due 06/30/23[2,4,9]	125,000		104,063
DJO Finance LLC/DJO Finance Corp.
8.125%, due 06/15/21[2]	275,000		277,062
Eagle Holding Co. II LLC
7.625% Cash or 8.375% PIK,
7.625%, due 05/15/22[2,6]	200,000		201,000
Elanco Animal Health, Inc.
3.912%, due 08/27/21[2]	25,000		25,001
4.272%, due 08/28/23[2]	75,000		74,661
Encompass Health Corp.
5.750%, due 11/01/24	425,000		423,937
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
6.000%, due 07/15/23[2]	1,400,000		1,207,080
Endo Finance LLC/Endo Finco, Inc.
5.375%, due 01/15/23[2,9]	150,000		127,875
Envision Healthcare Corp.
8.750%, due 10/15/26[2]	300,000		291,000
Grifols SA
3.200%, due 05/01/25[2]	EUR	250,000	284,295
HCA, Inc.
4.750%, due 05/01/23	200,000		202,000
5.000%, due 03/15/24	175,000		177,078
5.500%, due 06/15/47	50,000		49,200
5.625%, due 09/01/28	275,000		272,250
5.875%, due 05/01/23	150,000		155,250
6.500%, due 02/15/20	140,000		144,550
7.500%, due 02/15/22	1,450,000		1,573,250
Hill-Rom Holdings, Inc.
5.750%, due 09/01/23[2]	150,000		151,688
HLF Financing Sarl LLC/Herbalife International, Inc.
7.250%, due 08/15/26[2]	75,000		75,938
LifePoint Health, Inc.
5.500%, due 12/01/21	125,000		126,563
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.625%, due 10/15/23[2,4]	150,000		128,625

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Health care providers & services—(concluded)
MPH Acquisition Holdings LLC
7.125%, due 06/01/24[2]	75,000		76,187
Polaris Intermediate Corp.
8.500% Cash or 9.250% PIK,
8.500%, due 12/01/22[2,6]	300,000		307,500
Select Medical Corp.
6.375%, due 06/01/21	250,000		252,187
Syneos Health Inc / inVentiv Health Inc / inVentiv Health Clinical, Inc.
7.500%, due 10/01/24[2,4]	255,000		268,387
Tenet Healthcare Corp.
4.625%, due 07/15/24	175,000		168,674
5.500%, due 03/01/19	1,000,000		1,003,750
6.000%, due 10/01/20	200,000		204,810
6.750%, due 06/15/23[4]	150,000		149,580
7.500%, due 01/01/22[2]	125,000		130,313
8.125%, due 04/01/22	25,000		26,031
Teva Pharmaceutical Finance Netherlands II BV
0.375%, due 07/25/20[3]	EUR	400,000	445,505
1.625%, due 10/15/28[3]	EUR	975,000	870,856
3.250%, due 04/15/22	EUR	175,000	204,180
4.500%, due 03/01/25	EUR	100,000	119,018
Teva Pharmaceutical Finance Netherlands III BV
6.000%, due 04/15/24	1,050,000		1,041,101
Universal Hospital Services, Inc.
7.625%, due 08/15/20	350,000		350,437
WellCare Health Plans, Inc.
5.375%, due 08/15/26[2]	150,000		149,625
West Street Merger Sub, Inc.
6.375%, due 09/01/25[2]	300,000		281,250
			19,459,391
Hotels, restaurants & leisure—2.45%
Boyne USA, Inc.
7.250%, due 05/01/25[2]	225,000		234,562
Carlson Travel, Inc.
9.500%, due 12/15/24[2]	200,000		191,250
CCM Merger, Inc.
6.000%, due 03/15/22[2]	200,000		203,500
Churchill Downs, Inc.
4.750%, due 01/15/28[2]	150,000		136,500
Constellation Merger Sub, Inc.
8.500%, due 09/15/25[2]	275,000		264,344

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Hotels, restaurants & leisure—(concluded)
CPUK Finance Ltd.
4.250%, due 08/28/22[2]	GBP	350,000	449,033
4.875%, due 08/28/25[3]	GBP	200,000	254,862
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.500%, due 02/15/23[2]	225,000		228,937
Eldorado Resorts, Inc.
6.000%, due 04/01/25	375,000		370,312
6.000%, due 09/15/26[2,4]	150,000		147,187
7.000%, due 08/01/23	375,000		393,750
Enterprise Development Authority/The
12.000%, due 07/15/24[2]	200,000		190,500
FelCor Lodging LP
6.000%, due 06/01/25	1,575,000		1,630,125
Gateway Casinos & Entertainment Ltd.
8.250%, due 03/01/24[2]	225,000		236,250
GLP Capital LP/GLP Financing II, Inc.
5.250%, due 06/01/25	100,000		100,501
5.375%, due 04/15/26	100,000		99,375
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.000%, due 06/01/24[2]	300,000		295,875
LTF Merger Sub, Inc.
8.500%, due 06/15/23[2]	1,217,000		1,259,595
Silversea Cruise Finance Ltd.
7.250%, due 02/01/25[2,4]	100,000		107,750
Thomas Cook Finance 2 PLC
3.875%, due 07/15/23[3]	EUR	225,000	226,176
Thomas Cook Group PLC
6.250%, due 06/15/22[3]	EUR	275,000	308,813
Viking Cruises Ltd.
5.875%, due 09/15/27[2]	50,000		47,438
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.250%, due 05/15/27[2,4]	350,000		316,750
5.500%, due 03/01/25[2]	50,000		47,563
Wynn Macau Ltd.
4.875%, due 10/01/24[2,4]	200,000		181,500
5.500%, due 10/01/27[2]	400,000		361,000
			8,283,448
Insurance—1.17%
Acrisure LLC/Acrisure Finance, Inc.
7.000%, due 11/15/25[2]	375,000		334,687
Ardonagh Midco 3 PLC
8.375%, due 07/15/23[2]	GBP	525,000	627,026

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Insurance—(concluded)
8.625%, due 07/15/23[2]	400,000		372,000
AssuredPartners, Inc.
7.000%, due 08/15/25[2,4]	250,000		245,938
Fidelity & Guaranty Life Holdings, Inc.
5.500%, due 05/01/25[2]	275,000		272,594
FWD Ltd.
(fixed, converts to FRN on 01/24/22),
6.250%, due 01/24/22[3,5]	800,000		789,910
Genworth Financial, Inc.
7.625%, due 09/24/21	50,000		50,875
Genworth Holdings, Inc.
7.700%, due 06/15/20	50,000		51,390
HUB International Ltd.
7.000%, due 05/01/26[2]	75,000		73,200
MGIC Investment Corp.
5.750%, due 08/15/23	275,000		281,875
Nationstar Mortgage Holdings, Inc.
8.125%, due 07/15/23[2]	300,000		305,250
9.125%, due 07/15/26[2]	150,000		153,030
Prudential Financial, Inc.
(fixed, converts to FRN on 09/15/28),
5.700%, due 09/15/48	50,000		48,400
USIS Merger Sub, Inc.
6.875%, due 05/01/25[2]	350,000		341,250
			3,947,425
Lodging—0.47%
Caesars Resort Collection LLC/CRC Finco, Inc.
5.250%, due 10/15/25[2]	475,000		442,047
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
10.250%, due 11/15/22[2]	250,000		272,188
NH Hotel Group SA
3.750%, due 10/01/23[3]	EUR	750,000	876,204
			1,590,439
Machinery—0.14%
Vertiv Group Corp.
9.250%, due 10/15/24[2,4]	200,000		199,000

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Machinery—(concluded)
Welbilt, Inc.
9.500%, due 02/15/24	250,000		270,000
			469,000
Machinery-construction & mining—0.12%
BlueLine Rental Finance Corp./BlueLine Rental LLC
9.250%, due 03/15/24[2]	250,000		260,937
BWX Technologies, Inc.
5.375%, due 07/15/26[2]	100,000		100,250
Terex Corp.
5.625%, due 02/01/25[2,4]	50,000		47,563
			408,750
Manufacturing-diversified—1.10%
Apergy Corp.
6.375%, due 05/01/26[2]	75,000		75,938
Bombardier, Inc.
6.000%, due 10/15/22[2]	675,000		662,344
6.125%, due 01/15/23[2]	350,000		345,625
7.500%, due 12/01/24[2]	325,000		330,281
7.500%, due 03/15/25[2]	125,000		124,962
8.750%, due 12/01/21[2]	275,000		295,625
Cloud Crane LLC
10.125%, due 08/01/24[2]	350,000		377,125
EnPro Industries, Inc.
5.750%, due 10/15/26[2]	150,000		148,170
FXI Holdings, Inc.
7.875%, due 11/01/24[2]	75,000		69,938
Galapagos SA
5.375%, due 06/15/21[3]	EUR	275,000	273,478
JPW Industries Holding Corp.
9.000%, due 10/01/24[2]	150,000		152,625
Koppers, Inc.
6.000%, due 02/15/25[2]	75,000		71,835
Mueller Water Products, Inc.
5.500%, due 06/15/26[2]	125,000		123,750
Rekeep SpA
9.000%, due 06/15/22[3]	EUR	200,000	201,680
SPX FLOW, Inc.
5.625%, due 08/15/24[2]	175,000		169,750
5.875%, due 08/15/26[2]	175,000		168,000

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Manufacturing-diversified—(concluded)
Tennant Co.
5.625%, due 05/01/25	125,000		124,375
			3,715,501
Media—3.14%
AMC Entertainment Holdings, Inc.
5.750%, due 06/15/25[4]	75,000		69,375
5.875%, due 02/15/22[4]	75,000		75,375
6.125%, due 05/15/27[4]	300,000		275,625
6.375%, due 11/15/24	GBP	600,000	766,889
Carmike Cinemas, Inc.
6.000%, due 06/15/23[2]	300,000		303,000
Cinemark USA, Inc.
5.125%, due 12/15/22	375,000		375,937
Clear Channel Worldwide Holdings, Inc.
6.500%, due 11/15/22	278,000		282,226
7.625%, due 03/15/20[4]	127,000		126,524
7.625%, due 03/15/20	1,323,000		1,321,346
CSC Holdings LLC
8.625%, due 02/15/19	125,000		126,250
DISH DBS Corp.
5.000%, due 03/15/23[4]	475,000		415,625
5.125%, due 05/01/20	125,000		125,313
5.875%, due 11/15/24[4]	25,000		21,250
7.750%, due 07/01/26[4]	450,000		402,750
EW Scripps Co./The
5.125%, due 05/15/25[2]	225,000		211,500
Gray Television, Inc.
5.125%, due 10/15/24[2,4]	225,000		214,031
5.875%, due 07/15/26[2]	525,000		503,837
iHeartCommunications, Inc.
12.000% Cash, 2.000% PIK,
14.000%, due 02/01/21[8,10]	415,467		49,337
National CineMedia LLC
5.750%, due 08/15/26	75,000		70,875
Nexstar Broadcasting, Inc.
5.625%, due 08/01/24[2]	500,000		477,500
Quebecor Media, Inc.
5.750%, due 01/15/23	450,000		451,125
Salem Media Group, Inc.
6.750%, due 06/01/24[2]	75,000		67,125
Sinclair Television Group, Inc.
5.125%, due 02/15/27[2,4]	150,000		135,000

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Media—(concluded)
5.875%, due 03/15/26[2,4]	225,000		214,312
6.125%, due 10/01/22[4]	142,000		143,420
Sirius XM Radio, Inc.
3.875%, due 08/01/22[2]	350,000		336,875
4.625%, due 05/15/23[2]	25,000		24,313
5.000%, due 08/01/27[2]	25,000		23,492
6.000%, due 07/15/24[2]	25,000		25,558
TEGNA, Inc.
6.375%, due 10/15/23[4]	125,000		127,813
Tele Columbus AG
3.875%, due 05/02/25[2]	EUR	400,000	418,655
Townsquare Media, Inc.
6.500%, due 04/01/23[2]	275,000		253,000
Univision Communications, Inc.
6.750%, due 09/15/22[2]	226,000		230,520
Urban One, Inc.
9.250%, due 02/15/20[2,4]	150,000		145,312
VTR Finance BV
6.875%, due 01/15/24[3]	360,000		363,600
Ziggo Bond Co. BV
4.625%, due 01/15/25[3]	EUR	400,000	443,999
6.000%, due 01/15/27[2]	500,000		445,000
7.125%, due 05/15/24[3]	EUR	225,000	271,016
Ziggo BV
4.250%, due 01/15/27[3]	EUR	250,000	280,321
			10,615,021
Metals—0.47%
Cia Brasileira de Aluminio
4.750%, due 06/17/24[3]	300,000		291,375
Coeur Mining, Inc.
5.875%, due 06/01/24	150,000		142,500
Constellium NV
4.250%, due 02/15/26[2]	EUR	125,000	138,148
6.625%, due 03/01/25[2,4]	500,000		490,000
Vedanta Resources PLC
6.375%, due 07/30/22[2]	300,000		280,244

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Metals—(concluded)
8.250%, due 06/07/21[2]	250,000	253,287
		1,595,554
Metals & mining—2.86%
AK Steel Corp.
7.625%, due 10/01/21	225,000	224,719
Alcoa Nederland Holding BV
7.000%, due 09/30/26[2]	400,000	422,000
Aleris International, Inc.
10.750%, due 07/15/23[2]	125,000	130,938
Anglo American Capital PLC
4.125%, due 09/27/22[2]	400,000	399,116
ArcelorMittal
6.125%, due 06/01/25[4]	100,000	106,903
Baffinland Iron Mines Corp./Baffinland Iron Mines LP
8.750%, due 07/15/26[2]	175,000	176,313
Big River Steel LLC/BRS Finance Corp.
7.250%, due 09/01/25[2]	175,000	183,750
Cleveland-Cliffs, Inc.
5.750%, due 03/01/25[4]	350,000	330,750
First Quantum Minerals Ltd.
6.500%, due 03/01/24[2]	1,000,000	874,375
6.875%, due 03/01/26[2,4]	200,000	172,750
7.000%, due 02/15/21[2,4]	75,000	73,125
7.250%, due 04/01/23[2]	200,000	185,000
Fortune Star BVI Ltd.
5.250%, due 03/23/22[3]	300,000	269,791
Freeport-McMoRan, Inc.
3.550%, due 03/01/22	25,000	23,656
5.400%, due 11/14/34	100,000	87,500
5.450%, due 03/15/43	700,000	593,250
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.
7.375%, due 12/15/23[2]	175,000	179,812
GTL Trade Finance, Inc./Gerdau Holdings, Inc.
5.893%, due 04/29/24[3]	400,000	407,500
Hecla Mining Co.
6.875%, due 05/01/21	275,000	275,000
Hudbay Minerals, Inc.
7.250%, due 01/15/23[2]	125,000	124,375
7.625%, due 01/15/25[2,4]	100,000	100,250
IAMGOLD Corp.
7.000%, due 04/15/25[2]	225,000	223,031

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Metals & mining—(concluded)
Kinross Gold Corp.
5.125%, due 09/01/21[4]	175,000		178,762
Metinvest BV
7.750%, due 04/23/23[2]	600,000		576,000
Mountain Province Diamonds, Inc.
8.000%, due 12/15/22[2]	100,000		101,500
Northwest Acquisitions ULC/Dominion Finco, Inc.
7.125%, due 11/01/22[2]	25,000		25,171
Novelis Corp.
5.875%, due 09/30/26[2]	125,000		117,813
6.250%, due 08/15/24[2]	150,000		148,500
Park-Ohio Industries, Inc.
6.625%, due 04/15/27	100,000		99,250
Petra Diamonds US Treasury PLC
7.250%, due 05/01/22[2]	200,000		190,750
Teck Resources Ltd.
3.750%, due 02/01/23	125,000		120,313
4.500%, due 01/15/21	100,000		100,250
4.750%, due 01/15/22	350,000		350,000
5.200%, due 03/01/42	25,000		22,188
6.000%, due 08/15/40	525,000		513,187
6.250%, due 07/15/41	50,000		49,875
United States Steel Corp.
6.250%, due 03/15/26[4]	175,000		164,938
6.875%, due 08/15/25	250,000		245,000
Vale Overseas Ltd.
5.875%, due 06/10/21	250,000		261,250
Vallourec SA
2.250%, due 09/30/24[3]	EUR	200,000	173,356
6.375%, due 10/15/23[3]	EUR	500,000	534,124
6.375%, due 10/15/23[2]	EUR	125,000	133,695
			9,669,826
Oil & gas—12.35%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.
7.875%, due 12/15/24	175,000		156,625
American Midstream Partners LP/American Midstream Finance Corp.
9.500%, due 12/15/21[2,9]	175,000		171,500
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.375%, due 09/15/24	275,000		268,125
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.000%, due 11/01/26[2]	100,000		97,000

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Oil & gas—(continued)
10.000%, due 04/01/22[2]	293,000	322,666
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.125%, due 11/15/22[2]	325,000	331,500
6.625%, due 07/15/26[2]	75,000	76,125
Bristow Group, Inc.
8.750%, due 03/01/23[2,4]	125,000	117,813
Bruin E&P Partners LLC
8.875%, due 08/01/23[2]	350,000	344,750
Calfrac Holdings LP
8.500%, due 06/15/26[2]	250,000	225,000
California Resources Corp.
8.000%, due 12/15/22[2]	450,000	400,500
Callon Petroleum Co.
6.125%, due 10/01/24	475,000	463,125
6.375%, due 07/01/26	200,000	198,500
Carrizo Oil & Gas, Inc.
6.250%, due 04/15/23[4]	225,000	221,062
7.500%, due 09/15/20	343,000	343,583
Chaparral Energy, Inc.
8.750%, due 07/15/23[2]	200,000	191,820
Cheniere Corpus Christi Holdings LLC
5.125%, due 06/30/27	75,000	73,500
5.875%, due 03/31/25	100,000	102,750
7.000%, due 06/30/24[4]	300,000	324,375
Chesapeake Energy Corp.
5.500%, due 09/15/26[9]	75,000	69,805
6.625%, due 08/15/20	675,000	695,250
6.875%, due 11/15/20	150,000	156,750
8.000%, due 01/15/25[4]	75,000	76,078
CNX Resources Corp.
5.875%, due 04/15/22	175,000	171,829
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.250%, due 04/01/23[4,9]	1,345,000	1,371,900
CrownRock LP/CrownRock Finance, Inc.
5.625%, due 10/15/25[2]	350,000	332,937
Delek Logistics Partners LP/Delek Logistics Finance Corp.
6.750%, due 05/15/25	200,000	198,000
Denbury Resources, Inc.
6.375%, due 08/15/21	475,000	441,750
9.000%, due 05/15/21[2]	485,000	506,219
9.250%, due 03/31/22[2,4]	140,000	145,950
Diamond Offshore Drilling, Inc.
7.875%, due 08/15/25[4]	150,000	147,750

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Oil & gas—(continued)
Diamondback Energy, Inc.
4.750%, due 11/01/24[2]	75,000	72,938
5.375%, due 05/31/25	25,000	24,875
Energy Transfer LP
4.250%, due 03/15/23	50,000	49,500
7.500%, due 10/15/20	825,000	873,469
EnLink Midstream Partners LP
4.150%, due 06/01/25[4]	75,000	69,720
4.400%, due 04/01/24	25,000	23,938
4.850%, due 07/15/26	150,000	142,117
5.050%, due 04/01/45	100,000	79,114
5.450%, due 06/01/47	150,000	126,363
5.600%, due 04/01/44	50,000	42,529
Ensco PLC
5.750%, due 10/01/44[4]	75,000	52,500
EP Energy LLC/Everest Acquisition Finance, Inc.
6.375%, due 06/15/23	512,000	296,960
8.000%, due 02/15/25[2]	25,000	16,813
9.375%, due 05/01/20	742,000	725,305
9.375%, due 05/01/24[2]	886,000	673,360
Exterran Energy Solutions LP/EES Finance Corp.
8.125%, due 05/01/25	325,000	327,437
Extraction Oil & Gas, Inc.
5.625%, due 02/01/26[2,4]	100,000	84,500
7.375%, due 05/15/24[2]	100,000	93,750
Ferrellgas LP/Ferrellgas Finance Corp.
6.500%, due 05/01/21[4]	430,000	384,850
6.750%, due 06/15/23[4,9]	225,000	194,062
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.
8.625%, due 06/15/20	100,000	91,000
FTS International, Inc.
6.250%, due 05/01/22	375,000	357,656
Gazprom OAO Via Gaz Capital SA
4.950%, due 07/19/22[3]	400,000	399,960
Genesis Energy LP/Genesis Energy Finance Corp.
6.250%, due 05/15/26	25,000	22,563
6.500%, due 10/01/25	125,000	115,313
Global Marine, Inc.
7.000%, due 06/01/28	100,000	98,250
Gulfport Energy Corp.
6.000%, due 10/15/24[4]	100,000	93,750
6.375%, due 05/15/25[4]	150,000	142,500
6.375%, due 01/15/26	150,000	139,875

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Oil & gas—(continued)
Halcon Resources Corp.
6.750%, due 02/15/25	125,000	113,750
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.
5.625%, due 02/15/26[2,4]	225,000	225,562
HighPoint Operating Corp.
7.000%, due 10/15/22[4]	125,000	122,813
Hilcorp Energy I LP/Hilcorp Finance Co.
6.250%, due 11/01/28[2]	375,000	360,941
Holly Energy Partners LP/Holly Energy Finance Corp.
6.000%, due 08/01/24[2]	175,000	175,437
Indigo Natural Resources LLC
6.875%, due 02/15/26[2]	200,000	189,000
Jonah Energy LLC/Jonah Energy Finance Corp.
7.250%, due 10/15/25[2,4]	150,000	119,250
Jones Energy Holdings LLC/Jones Energy Finance Corp.
9.250%, due 03/15/23	200,000	102,000
9.250%, due 03/15/23[2]	125,000	125,000
KazMunayGas National Co. JSC
4.400%, due 04/30/23[3]	850,000	841,500
4.750%, due 04/19/27[3]	625,000	610,937
KCA Deutag UK Finance PLC
9.625%, due 04/01/23[2]	200,000	188,000
Laredo Petroleum, Inc.
5.625%, due 01/15/22	275,000	268,812
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.
6.000%, due 08/01/26[2]	350,000	345,625
Matador Resources Co.
5.875%, due 09/15/26[2]	75,000	73,313
McDermott Technology Americas, Inc./McDermott Technology US, Inc.
10.625%, due 05/01/24[2]	175,000	157,500
MEG Energy Corp.
6.375%, due 01/30/23[2]	775,000	746,906
7.000%, due 03/31/24[2]	200,000	196,500
Moss Creek Resources Holdings, Inc.
7.500%, due 01/15/26[2]	525,000	505,155
Murphy Oil Corp.
4.450%, due 12/01/22[9]	1,050,000	1,022,361
Nabors Industries, Inc.
4.625%, due 09/15/21[4]	75,000	72,182
5.000%, due 09/15/20	225,000	223,741
Nine Energy Service, Inc.
8.750%, due 11/01/23[2]	75,000	76,125
Noble Holding International Ltd.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Oil & gas—(continued)
6.200%, due 08/01/40	50,000		36,375
7.750%, due 01/15/24[4]	750,000		700,312
7.875%, due 02/01/26[2]	125,000		124,063
Northern Oil & Gas, Inc.
8.500% Cash, 1.000% PIK,
9.500%, due 05/15/23[2,6]	150,000		154,313
Oasis Petroleum, Inc.
6.250%, due 05/01/26[2,4]	50,000		49,125
6.500%, due 11/01/21[4]	375,000		377,812
Pacific Drilling First Lien Escrow Issuer Ltd.
8.375%, due 10/01/23[2]	75,000		76,031
Paramount Resources Ltd.
6.875%, due 06/30/23[2]	275,000		283,250
Parker Drilling Co.
6.750%, due 07/15/22[4]	125,000		85,000
7.500%, due 08/01/20[4]	75,000		59,625
Parkland Fuel Corp.
6.000%, due 04/01/26[2]	75,000		73,313
Parsley Energy LLC/Parsley Finance Corp.
6.250%, due 06/01/24[2]	175,000		179,812
Petrobras Global Finance BV
3.750%, due 01/14/21	EUR	675,000	808,424
4.375%, due 05/20/23	1,225,000		1,180,594
5.299%, due 01/27/25	600,000		570,600
5.999%, due 01/27/28	300,000		284,025
6.125%, due 01/17/22	720,000		745,308
6.250%, due 12/14/26	GBP	100,000	132,134
7.250%, due 03/17/44	695,000		670,675
7.375%, due 01/17/27	685,000		706,646
8.750%, due 05/23/26	400,000		446,140
Precision Drilling Corp.
5.250%, due 11/15/24	75,000		69,563
6.500%, due 12/15/21	67,906		68,415
7.125%, due 01/15/26[2]	200,000		198,500
7.750%, due 12/15/23	75,000		78,000
QEP Resources, Inc.
5.625%, due 03/01/26[4]	125,000		117,656
Range Resources Corp.
5.000%, due 08/15/22	75,000		73,688
5.000%, due 03/15/23[4]	25,000		24,188
5.750%, due 06/01/21	275,000		279,125
5.875%, due 07/01/22	500,000		503,125

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Oil & gas—(continued)
Resolute Energy Corp.
8.500%, due 05/01/20	250,000	250,000
Rowan Cos., Inc.
7.375%, due 06/15/25[4]	325,000	309,156
Sanchez Energy Corp.
6.125%, due 01/15/23	800,000	298,000
7.750%, due 06/15/21[4]	550,000	275,000
Sandridge Energy, Inc.
7.500%, due 03/15/21[10,11,12,15]	1,425,000	0
SESI LLC
7.125%, due 12/15/21[4]	100,000	99,250
7.750%, due 09/15/24	275,000	270,187
Seven Generations Energy Ltd.
5.375%, due 09/30/25[2]	200,000	186,500
Shelf Drilling Holdings Ltd.
8.250%, due 02/15/25[2]	175,000	176,969
SM Energy Co.
5.625%, due 06/01/25[4]	25,000	24,063
6.125%, due 11/15/22	319,000	322,987
6.750%, due 09/15/26[4]	275,000	275,687
Southwestern Energy Co.
4.100%, due 03/15/22[4]	475,000	467,875
State Oil Co. of the Azerbaijan Republic
4.750%, due 03/13/23[3]	800,000	790,000
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.500%, due 08/15/22	675,000	668,250
5.750%, due 04/15/25	175,000	167,563
Summit Midstream Partners LP
(fixed, converts to FRN on 12/15/22),
9.500%, due 12/15/22[5]	350,000	343,000
Sunoco LP/Sunoco Finance Corp.
4.875%, due 01/15/23[2]	300,000	289,125
5.500%, due 02/15/26[2]	50,000	47,625
5.875%, due 03/15/28[2]	50,000	46,625
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
4.750%, due 10/01/23[2]	125,000	123,672
5.500%, due 09/15/24[2]	75,000	75,469
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.125%, due 11/15/19	50,000	50,000
5.125%, due 02/01/25	50,000	48,625
6.750%, due 03/15/24	50,000	52,375
Transocean Guardian Ltd.
5.875%, due 01/15/24[2]	50,000	49,500

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Oil & gas—(concluded)
Transocean Pontus Ltd.
6.125%, due 08/01/25[2]	75,000		74,531
Transocean, Inc.
5.800%, due 10/15/22[9]	175,000		170,188
7.500%, due 01/15/26[2]	350,000		343,875
9.000%, due 07/15/23[2]	350,000		367,062
9.350%, due 12/15/41[9]	450,000		447,750
Trinidad Drilling Ltd.
6.625%, due 02/15/25[2]	200,000		200,000
Tullow Oil PLC
6.250%, due 04/15/22[2]	400,000		397,000
7.000%, due 03/01/25[2,4]	200,000		195,250
UGI International LLC
3.250%, due 11/01/25[2]	EUR	250,000	284,224
USA Compression Partners LP/USA Compression Finance Corp.
6.875%, due 04/01/26[2]	225,000		228,937
Vermilion Energy, Inc.
5.625%, due 03/15/25[2]	225,000		218,250
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.750%, due 04/15/23[2]	275,000		256,437
9.750%, due 04/15/23[2,4]	275,000		262,625
W&T Offshore, Inc.
9.750%, due 11/01/23[2]	100,000		96,770
Weatherford International LLC
6.800%, due 06/15/37[4]	75,000		50,438
9.875%, due 03/01/25[2,4]	125,000		96,875
Weatherford International Ltd.
5.125%, due 09/15/20	100,000		87,630
7.750%, due 06/15/21[4]	125,000		104,063
8.250%, due 06/15/23[4]	100,000		76,500
9.875%, due 02/15/24[4]	425,000		332,052
Whiting Petroleum Corp.
5.750%, due 03/15/21	625,000		628,906
WildHorse Resource Development Corp.
6.875%, due 02/01/25	475,000		472,625
WPX Energy, Inc.
5.750%, due 06/01/26	100,000		99,500
6.000%, due 01/15/22	37,000		37,833
			41,814,575
Oil services—0.34%
Citgo Holding, Inc.
10.750%, due 02/15/20[2,4]	500,000		520,000

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Oil services—(concluded)
CITGO Petroleum Corp.
6.250%, due 08/15/22[2]	655,000	645,175
		1,165,175
Paper & forest products—0.42%
Appvion, Inc.
9.000%, due 06/01/20[2,8,10]	650,000	6,500
Mercer International, Inc.
6.500%, due 02/01/24	175,000	176,750
Schweitzer-Mauduit International, Inc.
6.875%, due 10/01/26[2]	150,000	151,875
Suzano Austria GmbH
7.000%, due 03/16/47[3]	450,000	467,437
7.000%, due 03/16/47[2]	600,000	623,250
		1,425,812
Pipelines—1.05%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
5.250%, due 01/15/25	50,000	51,000
CNX Midstream Partners LP/CNX Midstream Finance Corp.
6.500%, due 03/15/26[2]	125,000	121,875
Martin Midstream Partners LP/Martin Midstream Finance Corp.
7.250%, due 02/15/21	450,000	446,625
NGPL PipeCo LLC
4.375%, due 08/15/22[2]	250,000	246,875
PBF Logistics LP/PBF Logistics Finance Corp.
6.875%, due 05/15/23	400,000	407,000
Plains All American Pipeline LP
(fixed, converts to FRN on 11/15/22),
6.125%, due 11/15/22[5]	150,000	141,000
Rockies Express Pipeline LLC
6.875%, due 04/15/40[2]	75,000	81,562
SemGroup Corp.
7.250%, due 03/15/26	175,000	170,844
SemGroup Corp./Rose Rock Finance Corp.
5.625%, due 07/15/22	450,000	432,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.875%, due 04/15/26[2]	125,000	125,703
TransMontaigne Partners LP/TLP Finance Corp.
6.125%, due 02/15/26	100,000	93,750
Transportadora de Gas del Sur SA
6.750%, due 05/02/25[2]	600,000	561,000

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Pipelines—(concluded)
Williams Cos, Inc./The
3.700%, due 01/15/23	300,000		294,402
4.550%, due 06/24/24	25,000		25,166
7.875%, due 09/01/21	325,000		357,871
			3,556,673
Real estate investment trusts—3.52%
ADLER Real Estate AG
1.500%, due 12/06/21[3]	EUR	325,000	368,463
China Aoyuan Property Group Ltd.
5.375%, due 09/13/22[3]	300,000		250,125
6.350%, due 01/11/20[3]	200,000		195,006
6.525%, due 04/25/19[3]	250,000		249,375
China Evergrande Group
7.500%, due 06/28/23[3]	500,000		401,677
8.750%, due 06/28/25[3]	200,000		156,750
9.500%, due 03/29/24[3]	850,000		697,000
China SCE Group Holdings Ltd.
5.875%, due 03/10/22[3]	200,000		171,244
10.000%, due 07/02/20[3]	600,000		612,994
CIFI Holdings Group Co. Ltd.
5.500%, due 01/23/22[3,8]	900,000		776,488
Equinix, Inc.
2.875%, due 02/01/26	EUR	375,000	414,125
5.750%, due 01/01/25	100,000		101,875
Fantasia Holdings Group Co. Ltd.
7.375%, due 10/04/21[3]	400,000		275,866
GEO Group, Inc./The
6.000%, due 04/15/26	200,000		183,000
Greystar Real Estate Partners LLC
5.750%, due 12/01/25[2]	50,000		48,500
iStar, Inc.
4.625%, due 09/15/20[4]	175,000		173,688
5.250%, due 09/15/22	50,000		48,375
Jababeka International BV
6.500%, due 10/05/23[3]	400,000		319,698
Kennedy-Wilson, Inc.
5.875%, due 04/01/24	525,000		504,000
Logan Property Holdings Co. Ltd.
5.750%, due 01/03/22[3]	200,000		173,212
MPT Operating Partnership LP/MPT Finance Corp.
6.375%, due 03/01/24	325,000		336,375

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Real estate investment trusts—(concluded)
New Metro Global Ltd.
5.000%, due 08/08/22[3]	500,000		427,500
6.500%, due 04/23/21[3]	300,000		282,044
Realogy Group LLC/Realogy Co-Issuer Corp.
4.500%, due 04/15/19[2]	225,000		223,875
4.875%, due 06/01/23[2,4]	325,000		294,125
RKI Overseas Finance Ltd.
4.700%, due 09/06/21[3]	300,000		280,481
Sabra Health Care LP/Sabra Capital Corp.
5.500%, due 02/01/21	100,000		101,313
SBA Communications Corp.
4.000%, due 10/01/22	325,000		311,188
Shimao Property Holdings Ltd.
8.375%, due 02/10/22[3]	500,000		506,250
Starwood Property Trust, Inc.
4.750%, due 03/15/25	100,000		95,250
Tesco Property Finance 3 PLC
5.744%, due 04/13/40[3]	GBP	631,072	948,578
Times China Holdings Ltd.
5.750%, due 04/26/22[3]	200,000		170,229
6.250%, due 01/23/20[3]	600,000		580,500
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
7.125%, due 12/15/24[2,4]	250,000		221,875
Yanlord Land HK Co. Ltd.
5.875%, due 01/23/22[3]	500,000		476,694
Yuzhou Properties Co. Ltd.
6.000%, due 01/25/22[3]	400,000		351,000
6.375%, due 03/06/21[3]	200,000		186,000
			11,914,738
Retail—2.92%
1011778 BC ULC/New Red Finance, Inc.
5.000%, due 10/15/25[2]	150,000		140,625
Arcos Dorados Holdings, Inc.
5.875%, due 04/04/27[2]	475,000		432,250
6.625%, due 09/27/23[3]	200,000		203,500
Asbury Automotive Group, Inc.
6.000%, due 12/15/24	100,000		98,250
Beacon Roofing Supply, Inc.
4.875%, due 11/01/25[2,4]	125,000		112,344
6.375%, due 10/01/23	250,000		252,500
Carrols Restaurant Group, Inc.
8.000%, due 05/01/22	25,000		25,969

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Retail—(continued)
Carvana Co.
8.875%, due 10/01/23[2]	175,000		165,375
Cumberland Farms, Inc.
6.750%, due 05/01/25[2]	75,000		77,063
EVOCA SpA
7.000%, due 10/15/23[3]	EUR	1,100,000	1,312,821
FirstCash, Inc.
5.375%, due 06/01/24[2]	125,000		123,125
Golden Nugget, Inc.
6.750%, due 10/15/24[2]	600,000		598,500
8.750%, due 10/01/25[2]	125,000		128,437
Group 1 Automotive, Inc.
5.250%, due 12/15/23[2]	175,000		168,437
Grupo Unicomer Co. Ltd.
7.875%, due 04/01/24[2]	250,000		261,219
7.875%, due 04/01/24[3]	850,000		888,144
H&E Equipment Services, Inc.
5.625%, due 09/01/25[4]	300,000		285,750
Hillman Group, Inc./The
6.375%, due 07/15/22[2]	200,000		176,000
IRB Holding Corp.
6.750%, due 02/15/26[2]	275,000		263,312
JC Penney Corp., Inc.
6.375%, due 10/15/36	150,000		57,375
8.625%, due 03/15/25[2,4]	200,000		130,000
Lithia Motors, Inc.
5.250%, due 08/01/25[2]	125,000		117,812
Matalan Finance PLC
6.750%, due 01/31/23[2]	GBP	450,000	516,952
9.500%, due 01/31/24[2]	GBP	150,000	166,373
Nathan’s Famous, Inc.
6.625%, due 11/01/25[2]	125,000		123,437
Neiman Marcus Group Ltd. LLC
8.000%, due 10/15/21[2]	100,000		60,000
8.750% Cash or 9.500% PIK,
8.750%, due 10/15/21[2,6]	125,000		75,625
Party City Holdings, Inc.
6.625%, due 08/01/26[2,4]	75,000		72,938
Penske Automotive Group, Inc.
3.750%, due 08/15/20	125,000		123,750
Rite Aid Corp.
7.700%, due 02/15/27	75,000		52,500

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Retail—(concluded)
rue21, Inc.
9.000%, due 10/15/21[2,8,10,15]	250,000		313
Scotts Miracle-Gro Co./The
6.000%, due 10/15/23	225,000		230,062
Shop Direct Funding PLC
7.750%, due 11/15/22[2]	GBP	425,000	482,134
Sonic Automotive, Inc.
6.125%, due 03/15/27	275,000		249,562
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.500%, due 06/01/24	1,800,000		1,710,000
			9,882,454
Software—0.06%
MSCI, Inc.
4.750%, due 08/01/26[2]	175,000		168,875
5.375%, due 05/15/27[2]	25,000		24,750
			193,625
Software & services—0.03%
Ascend Learning LLC
6.875%, due 08/01/25[2]	100,000		99,500

Specialty retail—0.42%
CBR Fashion Finance BV
5.125%, due 10/01/22[3]	EUR	375,000	346,352
5.125%, due 10/01/22[2]	EUR	275,000	253,991
L Brands, Inc.
6.750%, due 07/01/36	225,000		185,344
Takko Luxembourg 2 SCA
5.375%, due 11/15/23[2]	EUR	150,000	123,601
3 mo. Euribor + 5.375%,
5.375%, due 11/15/23[2,7]	EUR	275,000	227,127
Takko Luxembourg 2 SCA MTN
5.375%, due 11/15/23[3]	EUR	350,000	288,401
			1,424,816
Telecom-integrated/services—0.24%
Hughes Satellite Systems Corp.
6.625%, due 08/01/26	300,000		285,750

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Telecom-integrated/services—(concluded)
Intelsat Luxembourg SA
8.125%, due 06/01/23	640,000		537,696
			823,446
Telecommunication services—1.93%
Altice Financing SA
7.500%, due 05/15/26[2]	200,000		188,000
Altice Finco SA
4.750%, due 01/15/28[3]	EUR	725,000	680,226
9.000%, due 06/15/23[3]	EUR	758,000	897,184
Altice Luxembourg SA
7.250%, due 05/15/22[3]	EUR	600,000	664,435
7.750%, due 05/15/22[2,4]	1,400,000		1,295,000
Anixter, Inc.
6.000%, due 12/01/25[2,13]	100,000		100,250
Block Communications, Inc.
6.875%, due 02/15/25[2,4]	250,000		253,437
CommScope Technologies LLC
6.000%, due 06/15/25[2]	725,000		705,062
Digicel Ltd.
6.000%, due 04/15/21[2,4]	125,000		113,438
6.750%, due 03/01/23[3]	500,000		401,250
eircom Finance DAC
4.500%, due 05/31/22[3]	EUR	325,000	375,735
Embarq Corp.
7.995%, due 06/01/36	375,000		357,187
Level 3 Parent LLC
5.750%, due 12/01/22	175,000		174,526
Nokia of America Corp.
6.450%, due 03/15/29	100,000		99,250
Qualitytech LP/QTS Finance Corp.
4.750%, due 11/15/25[2]	125,000		116,563
Xplornet Communications, Inc.
9.625% Cash or 10.625% PIK,
9.625%, due 06/01/22[2,6]	110,938		113,434
			6,534,977
Telecommunications equipment—0.06%
CDW LLC/CDW Finance Corp.
5.000%, due 09/01/25	200,000		195,000

Telephone-integrated—1.79%
Frontier Communications Corp.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Telephone-integrated—(concluded)
8.500%, due 04/01/26[2,4]	75,000		69,656
10.500%, due 09/15/22[4]	1,300,000		1,082,250
11.000%, due 09/15/25[4]	250,000		183,125
Level 3 Financing, Inc.
5.375%, due 08/15/22	50,000		50,063
5.625%, due 02/01/23	250,000		250,882
Sprint Capital Corp.
8.750%, due 03/15/32	2,095,000		2,278,522
Telecom Italia Finance SA
7.750%, due 01/24/33	EUR	500,000	722,479
Virgin Media Finance PLC
5.750%, due 01/15/25[2]	200,000		192,750
6.000%, due 10/15/24[2]	400,000		390,500
Virgin Media Receivables Financing Notes II DAC
5.750%, due 04/15/23[3]	GBP	650,000	845,370
			6,065,597
Trading companies & distributors—0.22%
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC
5.375%, due 05/01/23[2]	EUR	300,000	329,170
Golden Legacy Pte Ltd.
8.250%, due 06/07/21[3]	400,000		410,890
			740,060
Transportation services—0.20%
XPO Logistics, Inc.
6.125%, due 09/01/23[2,4]	225,000		230,445
6.500%, due 06/15/22[2]	419,000		429,475
			659,920
Wireless telecommunication services—3.39%
Avaya, Inc.
7.000%, due 04/01/19[2,8,10,11,15]	500,000		0
9.000%, due 04/01/19[2,8,10,11,15]	225,000		0
CenturyLink, Inc.
5.625%, due 04/01/20	100,000		101,250
5.800%, due 03/15/22	50,000		49,815
6.750%, due 12/01/23[4]	200,000		204,000
7.600%, due 09/15/39	1,000,000		855,000
Cogent Communications Group, Inc.
5.375%, due 03/01/22[2]	175,000		176,094

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Wireless telecommunication services—(continued)
Digicel Group Ltd.
8.250%, due 09/30/20[2]	1,550,000		1,104,375
eDreams ODIGEO SA
5.500%, due 09/01/23[2]	EUR	375,000	425,806
Intelsat Connect Finance SA
9.500%, due 02/15/23[2]	725,000		696,906
Intelsat Jackson Holdings SA
8.500%, due 10/15/24[2]	350,000		343,875
9.750%, due 07/15/25[2]	250,000		261,875
Match Group, Inc.
6.375%, due 06/01/24	425,000		442,000
Millicom International Cellular SA
6.625%, due 10/15/26[2]	325,000		328,250
Netflix, Inc.
4.625%, due 05/15/29[2]	EUR	750,000	851,611
4.875%, due 04/15/28[2]	250,000		229,375
5.375%, due 02/01/21	125,000		127,344
5.500%, due 02/15/22	75,000		76,492
5.875%, due 02/15/25[4]	150,000		152,438
5.875%, due 11/15/28[2]	50,000		49,125
6.375%, due 05/15/29[2]	650,000		649,594
Nokia OYJ
3.375%, due 06/12/22	75,000		71,880
Radiate Holdco LLC/Radiate Finance, Inc.
6.625%, due 02/15/25[2,4]	200,000		187,000
Sable International Finance Ltd.
6.875%, due 08/01/22[2]	400,000		417,500
Sprint Communications, Inc.
9.250%, due 04/15/22	225,000		252,562
Sprint Corp.
7.875%, due 09/15/23	325,000		346,937
T-Mobile USA, Inc.
4.000%, due 04/15/22	175,000		172,813
4.500%, due 02/01/26	150,000		140,391
4.750%, due 02/01/28	125,000		115,781
6.000%, due 03/01/23	225,000		230,085
United Group BV
4.875%, due 07/01/24[3]	EUR	375,000	438,106
Windstream Services LLC/Windstream Finance Corp.
6.375%, due 08/01/23[2,4]	54,000		25,920
7.750%, due 10/15/20	300,000		213,000
7.750%, due 10/01/21	46,000		27,830

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(concluded)
Wireless telecommunication services—(concluded)
8.625%, due 10/31/25[2]	102,000		95,370
WTT Investment Ltd.
5.500%, due 11/21/22[3]	700,000		692,004
Yell Bondco PLC
8.500%, due 05/02/23[2]	GBP	250,000	305,170
Zayo Group LLC/Zayo Capital, Inc.
5.750%, due 01/15/27[2]	450,000		441,090
6.000%, due 04/01/23	175,000		178,500
			11,477,164
Total corporate bonds (cost—$331,049,622)			317,341,581

Non-US government obligations—0.63%
Development Bank of Mangolia LLC
7.250%, due 10/23/23[3]	200,000		195,250
Qatar Government International Bond
3.875%, due 04/23/23[3]	300,000		300,750
Russian Foreign Bond
4.875%, due 09/16/23[3]	1,600,000		1,634,000
Total non-US government obligations (cost—$2,151,388)			2,130,000

Loan assignments—2.55%
Auto manufacturers—0.08%
Navistar International Corp.
2017 1st Lien Term Loan B, 1 mo. USD LIBOR + 3.500%,
5.780%, due 11/06/24[7]	272,377		272,603

Building & construction—0.02%
Ply Gem Industries, Inc.
2018 Term Loan, 3 mo. USD LIBOR + 3.750%,
6.175%, due 04/12/25[7]	74,813		74,486

Building materials—0.06%
Forterra Finance LLC
2017 Term Loan B, 1 mo. USD LIBOR + 3.000%,
5.302%, due 10/25/23[7]	24,623		22,627

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]	Value ($)
Loan assignments—(continued)
Building materials—(concluded)
Foundation Building Materials Holding Co. LLC
2018 Term Loan B, 1 mo. USD LIBOR + 3.250%,
5.530%, due 08/13/25[7]	175,000	173,031
		195,658
Car rental—0.01%
United Rentals, Inc.
Term Loan B,
0.000%, due 10/01/25[14]	25,000	25,078

Chemicals—0.09%
Consolidated Energy Finance SA
Term Loan B, 3 mo. USD LIBOR + 2.500%,
4.784%, due 05/07/25[7]	224,438	223,315
Venator Materials Corp.
Term Loan B, 1 mo. USD LIBOR + 3.000%,
5.302%, due 08/08/24[7]	99,000	98,629
		321,944
Commercial services—0.15%
National Intergovernmental Purchasing Alliance Co.
1st Lien Term Loan, 3 mo. USD LIBOR + 3.750%,
6.136%, due 05/23/25[7]	99,750	99,875
Parexel International Corp.
Term Loan B, 1 mo. USD LIBOR + 2.750%,
5.052%, due 09/27/24[7]	148,500	146,180
USS Ultimate Holdings, Inc.
1st Lien Term Loan, 1 mo. USD LIBOR + 3.750%,
6.052%, due 08/25/24[7]	173,437	174,034
Verscend Holding Corp.
2018 Term Loan B, 1 mo. USD LIBOR + 4.500%,
6.802%, due 08/27/25[7]	75,000	75,539
		495,628
Computer software & services—0.14%
Everi Payments, Inc.
Term Loan B, 1 mo. USD LIBOR + 3.000%,
5.302%, due 05/09/24[7]	271,563	272,241

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]	Value ($)
Loan assignments—(continued)
Computer software & services—(concluded)
Tempo Acquisition LLC
Term Loan, 1 mo. USD LIBOR + 3.000%,
5.302%, due 05/01/24[7]	197,500	197,451
		469,692
Containers & packaging—0.14%
Consolidated Container Co. LLC
2017 1st Lien Term Loan, 1 mo. USD LIBOR + 2.750%,
5.052%, due 05/22/24[7]	148,503	148,503
Flex Acquisition Co., Inc.
1st Lien Term Loan, 3 mo. USD LIBOR + 3.000%,
5.256%, due 12/29/23[7]	319,813	318,879
		467,382
Entertainment—0.18%
Caesars Entertainment Operating Co.
Exit Term Loan, 1 mo. USD LIBOR + 2.000%,
4.302%, due 10/06/24[7]	272,938	271,436
Delta 2 (LUX) Sarl
2018 USD Term Loan, 1 mo. USD LIBOR + 2.500%,
4.802%, due 02/01/24[7]	21,971	21,724
Gateway Casinos & Entertainment Ltd.
2018 Term Loan B, 3 mo. USD LIBOR + 3.000%,
5.386%, due 12/01/23[7]	199,500	199,811
Lions Gate Entertainment Corp.
2018 Term Loan B, 1 mo. USD LIBOR + 2.250%,
4.552%, due 03/24/25[7]	124,375	123,832
		616,803
Financial services—0.05%
Air Methods Corp.
2017 Term Loan B, 3 mo. USD LIBOR + 3.500%,
5.886%, due 04/21/24[7]	196,688	177,265

Food wholesale—0.02%
Aramark Services, Inc.
2018 Term Loan B3, 1 mo. USD LIBOR + 1.750%,
4.052%, due 03/11/25[7]	69,950	69,906

Gaming—0.07%
Marriott Ownership Resorts, Inc.
2018 Term Loan B, 1 mo. USD LIBOR + 2.250%,
4.552%, due 08/29/25[7]	150,000	150,375

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]	Value ($)
Loan assignments—(continued)
Gaming—(concluded)
Scientific Games International, Inc.
2018 Term Loan B5, 2 mo. USD LIBOR + 2.750%,
5.048%, due 08/14/24[7]	74,252	73,483
		223,858
Health care providers & services—0.04%
HLF Financing Sarl
2018 Term Loan B, 1 mo. USD LIBOR + 3.250%,
5.552%, due 08/18/25[7]	75,000	75,266
MPH Acquisition Holdings LLC
2016 Term Loan B, 3 mo. USD LIBOR + 2.750%,
5.136%, due 06/07/23[7]	72,175	71,934
		147,200
Healthcare-services—0.09%
Davis Vision, Inc.
1st Lien Term Loan B, 1 mo. USD LIBOR + 3.000%,
5.302%, due 12/02/24[7]	148,875	148,354
Surgery Center Holdings, Inc.
2017 Term Loan B, 1 mo. USD LIBOR + 3.250%,
5.570%, due 09/02/24[7]	148,750	148,341
		296,695
Hotels, restaurants & leisure—0.20%
LTF Merger Sub, Inc.
2017 Term Loan B, 3 mo. USD LIBOR + 2.750%,
5.063%, due 06/10/22[7]	685,275	683,994

Insurance—0.30%
Asurion LLC
2017 Term Loan B4, 1 mo. USD LIBOR + 3.000%,
5.302%, due 08/04/22[7]	823,437	824,170
Genworth Financial, Inc.
Term Loan, 2 mo. USD LIBOR + 4.500%,
6.831%, due 03/07/23[7]	124,375	126,785
Hub International Ltd.
2018 Term Loan B, 3 mo. USD LIBOR + 3.000%,
5.423%, due 04/25/25[7]	74,813	74,555
		1,025,510

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]	Value ($)
Loan assignments—(continued)
Lodging—0.08%
Golden Nugget, Inc.
2017 Incremental Term Loan, 3 mo. USD LIBOR + 2.750%,
5.172%, due 10/04/23[7]	97,536	97,582
RHP Hotel Properties LP
2017 Term Loan B, 3 mo. USD LIBOR + 2.000%,
4.440%, due 05/11/24[7]	171,629	171,285
		268,867
Machinery-diversified—0.01%
Engineered Machinery Holdings, Inc.
USD 1st Lien Term Loan, 3 mo. USD LIBOR + 3.250%,
5.636%, due 07/19/24[7]	49,625	49,088

Media—0.15%
Altice France SA
2018 Term Loan B13, 1 mo. USD LIBOR + 4.000%,
6.280%, due 08/14/26[7]	525,000	513,518

Metals & mining—0.12%
Aleris International, Inc.
2018 Term Loan, 1 mo. USD LIBOR + 4.750%,
7.052%, due 02/27/23[7]	174,563	175,818
Big River Steel LLC
Term Loan B, 3 mo. USD LIBOR + 5.000%,
7.386%, due 08/23/23[7]	74,064	74,804
Neenah Foundry Co.
2017 Term Loan, 2 mo. USD LIBOR + 6.500%,
8.843%, due 12/13/22[7]	144,375	142,931
		393,553
Oil & gas—0.33%
California Resources Corp.
2017 1st Lien Term Loan, 1 mo. USD LIBOR + 4.750%,
7.037%, due 12/31/22[7]	675,000	683,998
Second Out Term Loan, 1 mo. USD LIBOR + 10.375%,
12.670%, due 12/31/21[7]	75,000	83,437
Keane Group Holdings LLC
2018 1st Lien Term Loan, 1 mo. USD LIBOR + 3.750%,
6.063%, due 05/25/25[7]	74,813	72,849
McDermott Technology Americas, Inc.
2018 1st Lien Term Loan, 1 mo. USD LIBOR + 5.000%,
7.302%, due 05/10/25[7]	199,000	196,264

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount[1]	Value ($)
Loan assignments—(concluded)
Oil & gas—(concluded)
Peabody Energy Corp.
2018 Term Loan, 1 mo. USD LIBOR + 2.750%,
5.052%, due 03/31/25[7]	81,748	81,517
		1,118,065
Pipelines—0.07%
BCP Renaissance Parent LLC
2017 Term Loan B, 3 mo. USD LIBOR + 3.500%,
6.027%, due 10/31/24[7]	224,313	224,873

Real estate investment trusts—0.05%
RHP Hotel Properties LP
2017 Term Loan B, 3 mo. USD LIBOR + 2.000%,
4.440%, due 05/11/24[7]	171,629	171,285

Retail-restaurants—0.06%
1011778 B.C. Unlimited Liability Co.
Term Loan B3, 1 mo. USD LIBOR + 2.250%,
4.552%, due 02/16/24[7]	147,745	147,117
Tacala LLC
1st Lien Term Loan, 1 mo. USD LIBOR + 3.250%,
5.552%, due 01/31/25[7]	49,625	49,638
		196,755
Wireless telecommunication services—0.09%
Radiate Holdco LLC
1st Lien Term Loan, 1 mo. USD LIBOR + 3.000%,
5.302%, due 02/01/24[7]	295,500	292,968
Total loan assignments (cost—$8,606,180)		8,621,389

	Number of shares
Common stocks—0.35%
Metals & mining—0.01%
Aleris International[8,11,15]	795	15,900

Oil, gas & consumable fuels—0.28%
Bonanza Creek Energy, Inc.*	11,869	305,627
Chaparral Energy, Inc.*	16,834	255,203
Chaparral Energy, Inc.*,8,11	3,605	54,652
Denbury Resources, Inc.*	24,963	86,122

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Oil, gas & consumable fuels—(concluded)
Halcon Resources Corp.*,4	41,874	139,022
Midstates Petroleum Co., Inc.*	404	2,913
Riviera Resources, Inc.*	2,353	50,166
Roan Resources, Inc.*	2,353	38,283
SandRidge Energy, Inc.*	1,102	9,863
		941,851
Software—0.06%
Avaya Holdings Corp.*	13,116	215,358
Total common stocks (cost—$1,742,548)		1,173,109

Preferred stock—0.08%
Transportation infrastructure—0.08%
Seaspan Corp.
6.375%, due 04/30/19[4] (cost—$284,308)	11,327	285,327

	Number of warrants
Warrants—0.00%†
Oil & gas—0.00%†
SandRidge Energy, Inc. strike price $41.34, expires 10/04/22*	2,784	278
SandRidge Energy, Inc. strike price $42.03, expires 10/04/22*,8	1,172	59
		337
Oil, gas & consumable fuels—0.00%†
Midstates Petroleum Co., Inc. strike price $24.00, expires 04/21/20*,8	2,872	0

Paper & forest products—0.00%†
Appvion Holding Corp., expires 06/13/23	1,268	13
Total warrants (cost—$0)		350

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Short-term investment—0.38%
Investment company—0.38%
State Street Institutional U.S. Government Money Market Fund (cost—$1,295,874)	1,295,874	1,295,874

Investment of cash collateral from securities loaned—9.03%
Money market fund—9.03%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$30,560,028)	30,560,028	30,560,028
Total investments (cost—$375,689,948)[16]—106.74%		361,407,658
Liabilities in excess of other assets—(6.74)%		(22,806,201)
Net assets—100.00%		$338,601,457

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation) ($)
SSC	USD	176,502	EUR	151,984	11/01/18	(4,358)
SSC	USD	141,658	EUR	122,615	11/01/18	(2,778)
SSC	USD	351,517	EUR	306,445	11/01/18	(4,422)
SSC	USD	176,000	EUR	155,093	11/01/18	(333)
SSC	USD	309,756	GBP	234,768	11/01/18	(9,676)
SSC	EUR	55,443,802	USD	65,244,215	11/01/18	2,445,773
SSC	EUR	53,911,697	USD	61,505,698	12/03/18	296,496
SSC	EUR	441,127	USD	503,018	12/03/18	2,180
SSC	GBP	7,773,326	USD	10,249,379	11/01/18	313,512
SSC	GBP	7,540,965	USD	9,680,790	12/03/18	29,106
						3,065,500

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2018 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments.

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Corporate bonds	—	317,336,518	5,063	317,341,581
Non-US government obligations	—	2,130,000	—	2,130,000
Loan assignments	—	8,621,389	—	8,621,389
Common stocks	1,102,557	54,652	15,900	1,173,109
Preferred stock	285,327	—	—	285,327
Warrants	350	—	—	350
Short-term investment	—	1,295,874	—	1,295,874
Investment of cash collateral from securities loaned	—	30,560,028	—	30,560,028
Forward foreign currency contracts	—	3,087,067	—	3,087,067
Total	1,388,234	363,085,528	20,963	364,494,725

Liabilities
Forward foreign currency contracts	—	(21,567)	—	(21,567)

At October 31, 2018, there was a transfer between Level 1 and Level 2.

Level 3 rollforward disclosure

The following is a rollforward of the Portfolio’s investments that was valued using unobservable inputs for the period ended October 31, 2018:

	Corporate bonds	Common stocks	Total
Beginning balance	$4,188	$19,080	$23,268
Purchases	—	—	—
Sales	(127)	—	(127)
Accrued discounts/(premiums)	1,269	—	1,269
Total realized gain/(loss)	127	—	127
Net change in unrealized appreciation/depreciation	(394)	(3,180)	(3,574)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending balance	$5,063	$15,900	$20,963

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at October 31, 2018, was $(229,923).

Portfolio footnotes

*            Non-income producing security.

†            Amount represents less than 0.005%.

1            In US dollars unless otherwise indicated.

2            Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $131,034,446, represented 38.70% of the Fund’s net assets at period end.

3            Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

4            Security, or portion thereof, was on loan at the period end.

5            Perpetual investment. Date shown reflects the next call date.

6            Payment-in-kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.

7            Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2018 (unaudited)

Portfolio footnotes—(concluded)

8            Illiquid investment at period end. Illiquid assets, in the amount of $991,856, represented 0.29% of the Fund’s net assets at period end.

9            Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.

10     Bond interest in default.

11     Security is being fair valued by a valuation committee under the direction of the board of trustees.

12     These securities are considered illiquid and restricted. At period end, the value of these securities was $0, representing 0.00% of the Portfolio’s net assets. The table below provides further information:

Illiquid & restricted security	Acquisition date	Acquisition cost	Acquisition cost as a percentage of net asset	Value at 10/31/18	Value as a percentage of net assets
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 10.750%, due 10/01/20	11/10/16	$0	0.00%	$0	0.00%
Sandridge Energy, Inc., 7.500%, due 03/15/21	10/04/16	0	0.00	0	0.00

13     Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

14     Position is unsettled. Contract rate was not determined at October 31, 2018 and does not take effect until settlement.

15     Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

16     Includes $35,101,776 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $5,133,758 and cash collateral of $30,560,028.

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—110.96%
Aerospace & defense—1.78%
Boeing Co./The	20,857	7,401,315
Curtiss-Wright Corp.	16,030	1,754,644
General Dynamics Corp.	9,924	1,712,684
Hexcel Corp.	27,260	1,595,255
Lockheed Martin Corp.	5,210	1,530,959
United Technologies Corp.	63,782	7,922,362
		21,917,219
Air freight & logistics—0.64%
United Parcel Service, Inc., Class B	74,319	7,917,946

Airlines—0.74%
Delta Air Lines, Inc.	108,797	5,954,460
Southwest Airlines Co.	65,535	3,217,768
		9,172,228
Auto components—0.51%
Gentex Corp.	21,340	449,207
Lear Corp.	44,025	5,850,922
		6,300,129
Automobiles—0.81%
Ford Motor Co.	422,469	4,034,579
General Motors Co.	162,835	5,958,133
		9,992,712
Banks—13.72%
Bank of America Corp.[1]	879,292	24,180,530
BankUnited, Inc.	14,810	490,211
BB&T Corp.	283,808	13,952,001
Citigroup, Inc.[1]	306,250	20,047,125
Citizens Financial Group, Inc.	35,289	1,318,044
Commerce Bancshares, Inc.	39,175	2,491,530
East West Bancorp, Inc.	40,612	2,129,693
Fifth Third Bancorp	81,459	2,198,579
First Hawaiian, Inc.	33,580	832,112
Huntington Bancshares, Inc.[2]	297,522	4,263,490
JPMorgan Chase & Co.[1]	253,730	27,661,645
KeyCorp[2]	259,169	4,706,509
Lloyds Banking Group PLC, ADR	724,376	2,078,959
M&T Bank Corp.	3,820	631,866

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Banks—(concluded)
PNC Financial Services Group, Inc./The	65,663	8,437,039
Regions Financial Corp.	235,631	3,998,658
Synovus Financial Corp.	65,580	2,463,185
US Bancorp	288,067	15,057,262
Wells Fargo & Co.[1]	587,244	31,258,998
Western Alliance Bancorp*	18,790	906,430
		169,103,866
Beverages—1.03%
Coca-Cola Co./The	24,228	1,160,037
Coca-Cola European Partners PLC	66,554	3,027,541
PepsiCo, Inc.	75,562	8,491,658
		12,679,236
Biotechnology—1.69%
Alnylam Pharmaceuticals, Inc.*,2	2,770	222,791
Amgen, Inc.	81,553	15,722,603
Biogen, Inc.*	3,976	1,209,778
Gilead Sciences, Inc.	53,212	3,627,994
		20,783,166
Building products—0.60%
Johnson Controls International PLC[2]	167,035	5,340,109
Owens Corning[2]	41,828	1,977,209
Resideo Technologies, Inc.*	2,152	45,293
		7,362,611
Capital markets—3.45%
Affiliated Managers Group, Inc.	5,060	575,120
Bank of New York Mellon Corp./The	11,900	563,227
BlackRock, Inc.	1,990	818,726
Cboe Global Markets, Inc.	12,290	1,386,927
CME Group, Inc.	13,508	2,475,206
Franklin Resources, Inc.[2]	172,523	5,261,951
Goldman Sachs Group, Inc./The	50,443	11,368,339
Intercontinental Exchange, Inc.	7,290	561,622
KKR & Co., Inc., Class A2	140,750	3,328,737
Lazard Ltd., Class A	58,385	2,320,220
Legg Mason, Inc.	32,370	913,481
Morgan Stanley	132,552	6,052,324

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Capital markets—(concluded)
Thomson Reuters Corp.[2]	147,217	6,860,312
		42,486,192
Chemicals—2.79%
Air Products & Chemicals, Inc.	14,720	2,272,032
Cabot Corp.	25,490	1,240,853
CF Industries Holdings, Inc.	20,210	970,686
DowDuPont, Inc.	21,230	1,144,722
FMC Corp.	24,880	1,942,630
Linde PLC	65,683	10,868,566
LyondellBasell Industries N.V., Class A	49,043	4,378,069
Methanex Corp.	14,301	925,704
Nutrien Ltd.	45,471	2,406,780
RPM International, Inc.	117,325	7,176,770
W. R. Grace & Co.	17,340	1,123,459
		34,450,271
Commercial services & supplies—0.97%
KAR Auction Services, Inc.	152,649	8,691,834
Republic Services, Inc.	14,540	1,056,767
Waste Management, Inc.	24,990	2,235,856
		11,984,457
Communications equipment—2.39%
Cisco Systems, Inc.[1]	624,390	28,565,843
Juniper Networks, Inc.	32,489	950,953
		29,516,796
Construction materials—0.24%
Cemex SAB de C.V., ADR*,2	210,534	1,061,091
CRH PLC, ADR	63,497	1,890,941
		2,952,032
Consumer finance—1.75%
Ally Financial, Inc.	65,250	1,658,002
American Express Co.	26,517	2,724,091
Capital One Financial Corp.	111,103	9,921,498
Discover Financial Services	79,395	5,531,450

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Consumer finance—(concluded)
Synchrony Financial	59,827	1,727,804
		21,562,845
Containers & packaging—0.75%
AptarGroup, Inc.[2]	16,151	1,646,756
Bemis Co., Inc.	38,070	1,742,464
Berry Global Group, Inc.*	12,285	535,872
Graphic Packaging Holding Co.	24,130	265,671
Sonoco Products Co.[2]	35,007	1,910,682
WestRock Co.	72,132	3,099,512
		9,200,957
Diversified consumer services—0.09%
H&R Block, Inc.[2]	40,300	1,069,562

Diversified financial services—2.99%
AXA Equitable Holdings, Inc.[2]	247,863	5,029,140
Berkshire Hathaway, Inc., Class B*,1	116,290	23,872,011
Jefferies Financial Group, Inc.	49,891	1,071,160
Voya Financial, Inc.	156,953	6,868,263
		36,840,574
Diversified telecommunication services—2.25%
AT&T, Inc.[1]	170,487	5,230,541
CenturyLink, Inc.	69,220	1,428,701
Verizon Communications, Inc.[1]	370,156	21,132,206
		27,791,448
Electric utilities—1.29%
American Electric Power Co., Inc.	11,917	874,231
Duke Energy Corp.	12,790	1,056,838
Edison International	164,983	11,448,170
Southern Co./The	36,901	1,661,652
Xcel Energy, Inc.	18,665	914,772
		15,955,663
Electrical equipment—1.07%
ABB Ltd., ADR	39,612	794,617
AMETEK, Inc.	37,082	2,487,461
Eaton Corp. PLC	58,394	4,185,098

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Electrical equipment—(concluded)
Emerson Electric Co.	83,797	5,688,140
		13,155,316
Electronic equipment, instruments & components—1.51%
Arrow Electronics, Inc.*	9,739	659,428
Corning, Inc.[2]	397,784	12,709,199
FLIR Systems, Inc.	14,310	662,696
Jabil, Inc.	18,928	468,089
TE Connectivity Ltd.	53,943	4,068,381
		18,567,793
Energy equipment & services—1.22%
Apergy Corp.*	43,001	1,676,609
Halliburton Co.	125,310	4,345,751
National Oilwell Varco, Inc.[2]	150,951	5,554,997
Schlumberger Ltd.	66,575	3,415,963
		14,993,320
Entertainment—0.97%
Cinemark Holdings, Inc.[2]	231,381	9,618,508
Liberty Media Corp.-Liberty Formula One, Class C*	8,140	269,271
Madison Square Garden Co./The, Class A*	4,190	1,159,038
Walt Disney Co./The	8,330	956,534
		12,003,351
Equity real estate investment trusts—4.95%
Apple Hospitality REIT, Inc.	89,930	1,454,168
Brandywine Realty Trust	67,500	949,050
Brixmor Property Group, Inc.	130,390	2,112,318
Camden Property Trust	7,790	703,203
Crown Castle International Corp.	4,800	521,952
Duke Realty Corp.	55,400	1,527,378
Equity Commonwealth	45,790	1,363,626
Equity Residential	63,191	4,104,887
Essex Property Trust, Inc.	4,189	1,050,518
Extra Space Storage, Inc.	6,220	560,173
Federal Realty Investment Trust	6,380	791,439
GEO Group, Inc./The	257,400	5,691,114
Highwoods Properties, Inc.	36,680	1,564,035
Iron Mountain, Inc.[2]	114,509	3,505,121
Piedmont Office Realty Trust, Inc., Class A	57,117	1,029,248

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Equity real estate investment trusts—(concluded)
Prologis, Inc.	28,240	1,820,633
Retail Value, Inc.*	3,410	95,514
Ryman Hospitality Properties, Inc.	85,636	6,644,497
Sabra Health Care REIT, Inc.[2]	306,340	6,632,261
Simon Property Group, Inc.	9,720	1,783,815
SL Green Realty Corp.	39,623	3,615,995
Ventas, Inc.	157,974	9,168,811
Weingarten Realty Investors	45,906	1,290,877
Weyerhaeuser Co.	113,257	3,016,034
		60,996,667
Food & staples retailing—2.49%
Walgreens Boots Alliance, Inc.	141,981	11,325,824
Walmart, Inc.[1]	192,986	19,352,636
		30,678,460
Food products—0.52%
Kraft Heinz Co./The	13,850	761,334
Lamb Weston Holdings, Inc.	22,780	1,780,485
Mondelez International, Inc., Class A	37,736	1,584,157
Nomad Foods Ltd.*	116,249	2,220,356
Tyson Foods, Inc., Class A	100	5,992
		6,352,324
Gas utilities—0.64%
AmeriGas Partners LP	107,429	3,829,844
National Fuel Gas Co.[2]	73,964	4,015,505
		7,845,349
Health care equipment & supplies—1.25%
Abbott Laboratories	33,294	2,295,288
Baxter International, Inc.	21,470	1,342,090
Boston Scientific Corp.*	28,870	1,043,362
Cooper Cos., Inc./The	3,610	932,499
Danaher Corp.	21,970	2,183,818
DENTSPLY SIRONA, Inc.[2]	13,540	468,890

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Health care equipment & supplies—(concluded)
Medtronic PLC	79,872	7,174,103
		15,440,050
Health care providers & services—4.48%
Anthem, Inc.[1]	32,839	9,049,443
Cardinal Health, Inc.	27,130	1,372,778
Centene Corp.*	10,340	1,347,509
Cigna Corp.	27,821	5,948,408
CVS Health Corp.[1]	147,882	10,705,178
DaVita, Inc.*	7,150	481,481
Express Scripts Holding Co.*	73,261	7,104,119
HCA Healthcare, Inc.	6,920	924,028
Laboratory Corp. of America Holdings*	15,040	2,414,672
McKesson Corp.	104,311	13,013,840
Quest Diagnostics, Inc.	7,790	733,117
UnitedHealth Group, Inc.	8,260	2,158,751
		55,253,324
Health care technology—0.14%
Cerner Corp.*	29,090	1,666,275

Hotels, restaurants & leisure—2.39%
Cedar Fair LP	52,435	2,687,818
Extended Stay America, Inc.	488,352	7,950,371
Hyatt Hotels Corp., Class A	10,350	716,220
International Game Technology PLC	1,390	25,784
Las Vegas Sands Corp.	55,285	2,821,194
McDonald’s Corp.	5,600	990,640
Royal Caribbean Cruises Ltd.	8,780	919,529
Six Flags Entertainment Corp.	25,774	1,388,188
Starbucks Corp.	113,432	6,609,683
Wyndham Destinations, Inc.	50,863	1,824,964
Wyndham Hotels & Resorts, Inc.	44,346	2,185,814
Yum China Holdings, Inc.	36,860	1,329,909
		29,450,114
Household durables—0.43%
Newell Brands, Inc.[2]	196,786	3,124,962
PulteGroup, Inc.	43,086	1,058,623

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Household durables—(concluded)
Toll Brothers, Inc.	32,609	1,097,619
		5,281,204
Household products—1.27%
Colgate-Palmolive Co.	24,880	1,481,604
Kimberly-Clark Corp.	89,057	9,288,645
Procter & Gamble Co./The[1]	55,179	4,893,274
		15,663,523
Independent power and renewable electricity producers—0.19%
NRG Energy, Inc.	16,188	585,844
Vistra Energy Corp.*	80,386	1,819,135
		2,404,979
Industrial conglomerates—1.07%
3M Co.	3,570	679,228
General Electric Co.	837,587	8,459,629
Honeywell International, Inc.	12,910	1,869,626
Roper Technologies, Inc.	7,860	2,223,594
		13,232,077
Insurance—5.10%
Aflac, Inc.	840	36,179
Allstate Corp./The	60,042	5,747,220
American Financial Group, Inc.	4,574	457,537
American International Group, Inc.	217,011	8,960,384
Aon PLC	11,550	1,803,879
Assured Guaranty Ltd.	10,665	426,387
Axis Capital Holdings Ltd.	215,587	12,027,599
Brown & Brown, Inc.	34,940	984,609
Chubb Ltd.	34,236	4,276,419
Cincinnati Financial Corp.[2]	22,170	1,743,449
CNA Financial Corp.	72,781	3,156,512
Everest Re Group Ltd.	10,881	2,370,534
Fidelity National Financial, Inc.	23,380	782,061
First American Financial Corp.	26,330	1,167,209
Hanover Insurance Group, Inc./The	20,442	2,276,830
Hartford Financial Services Group, Inc./The	700	31,794
Markel Corp.*	2,220	2,426,993
Mercury General Corp.[2]	10,496	622,518
MetLife, Inc.	283,910	11,694,253

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Insurance—(concluded)
ProAssurance Corp.	25,109	1,102,787
Torchmark Corp.	8,550	723,843
		62,818,996
Interactive media & services—0.18%
Alphabet, Inc., Class A*	1,714	1,869,254
Zillow Group, Inc., Class C*,2	9,560	384,886
		2,254,140
Internet & direct marketing retail—0.39%
eBay, Inc.*	121,338	3,522,442
Qurate Retail Inc.*	60,300	1,322,982
		4,845,424
IT services—1.76%
Akamai Technologies, Inc.*	14,130	1,020,892
Alliance Data Systems Corp.	2,997	617,921
Cognizant Technology Solutions Corp., Class A	98,299	6,785,580
CSG Systems International, Inc.	79,270	2,782,377
DXC Technology Co.[2]	73,932	5,384,468
Euronet Worldwide, Inc.*	6,770	752,689
Fidelity National Information Services, Inc.	22,550	2,347,455
Teradata Corp.*	12,940	471,016
Worldpay, Inc., Class A*	16,289	1,495,982
		21,658,380
Leisure products—0.43%
Brunswick Corp.	30,100	1,564,899
Hasbro, Inc.[2]	6,858	628,947
Polaris Industries, Inc.[2]	34,501	3,069,899
		5,263,745
Life sciences tools & services—0.28%
Bruker Corp.	15,230	477,156
QIAGEN NV*,2	17,656	640,913
Thermo Fisher Scientific, Inc.	9,814	2,293,041
		3,411,110
Machinery—1.89%
Cummins, Inc.	40,427	5,525,967

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Machinery—(concluded)
Dover Corp.	123,770	10,253,107
Flowserve Corp.	100	4,590
Fortive Corp.	7,150	530,887
Illinois Tool Works, Inc.	35,142	4,483,065
Ingersoll-Rand PLC	10,080	967,075
Timken Co./The	21,291	842,059
Xylem, Inc.	11,400	747,612
		23,354,362
Media—5.60%
Comcast Corp., Class A1	705,158	26,894,726
Interpublic Group of Cos., Inc./The[2]	574,489	13,305,165
Liberty Broadband Corp., Class A*	10,757	890,572
Liberty Broadband Corp., Class C*	13,810	1,145,264
Liberty Global PLC, Series C*	78,850	1,974,404
Liberty Media Corp.-Liberty SiriusXM, Class A*	32,890	1,356,384
Liberty Media Corp.-Liberty SiriusXM, Class C*	40,060	1,653,276
Meredith Corp.[2]	85,380	4,402,193
News Corp., Class A	159,317	2,101,391
Omnicom Group, Inc.[2]	205,857	15,299,292
		69,022,667
Metals & mining—0.13%
Rio Tinto PLC, ADR[2]	33,735	1,662,798

Mortgage real estate investment trusts—0.29%
Annaly Capital Management, Inc.	93,240	920,279
MFA Financial, Inc.	157,040	1,088,287
New Residential Investment Corp.	85,360	1,526,237
		3,534,803
Multi-utilities—0.80%
Ameren Corp.	9,254	597,624
Black Hills Corp.[2]	85,636	5,095,342
CenterPoint Energy, Inc.	31,228	843,468
Dominion Energy, Inc.[2]	20,265	1,447,326
MDU Resources Group, Inc.	77,200	1,926,912
		9,910,672
Multiline retail—1.59%
Dollar General Corp.	7,400	824,212

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Multiline retail—(concluded)
Dollar Tree, Inc.*	23,972	2,020,840
Nordstrom, Inc.[2]	28,017	1,842,678
Target Corp.	178,248	14,906,880
		19,594,610
Oil, gas & consumable fuels—11.67%
Anadarko Petroleum Corp.	14,500	771,400
BP PLC, ADR	56,351	2,443,943
Cabot Oil & Gas Corp.	31,056	752,487
Cenovus Energy, Inc.[2]	79,172	669,795
Chevron Corp.[1]	169,880	18,967,102
Cimarex Energy Co.[2]	24,440	1,942,247
Concho Resources, Inc.*	11,440	1,591,190
ConocoPhillips	91,316	6,382,988
Energen Corp.*	19,255	1,385,782
EOG Resources, Inc.	21,540	2,269,024
EQT Corp.[2]	44,582	1,514,451
Exxon Mobil Corp.[1]	270,501	21,553,520
Kinder Morgan, Inc.	577,638	9,831,399
Kosmos Energy Ltd.*	70,529	457,733
Magellan Midstream Partners LP	113,986	7,030,656
Marathon Oil Corp.	129,354	2,456,432
Marathon Petroleum Corp.[1]	346,096	24,382,463
Murphy Oil Corp.	108,082	3,443,493
Noble Energy, Inc.[2]	59,931	1,489,285
Occidental Petroleum Corp.	127,051	8,521,311
ONEOK, Inc.	17,195	1,127,992
Parsley Energy, Inc., Class A*	21,351	500,040
Peabody Energy Corp.	24,782	878,522
Phillips 66	17,774	1,827,523
Pioneer Natural Resources Co.	15,779	2,323,773
Royal Dutch Shell PLC, Class A, ADR	226,112	14,288,017
Targa Resources Corp.[2]	11,540	596,272
Valero Energy Corp.	32,904	2,997,225
Williams Cos., Inc./The	61,444	1,494,933
		143,890,998
Personal products—0.69%
Nu Skin Enterprises, Inc., Class A	15,044	1,056,390

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Personal products—(concluded)
Unilever PLC, ADR[2]	140,486	7,442,948
		8,499,338
Pharmaceuticals—5.29%
Allergan PLC	6,350	1,003,364
Bristol-Myers Squibb Co.	36,870	1,863,410
Johnson & Johnson[1]	151,196	21,165,928
Merck & Co., Inc.[1]	234,050	17,228,420
Mylan N.V.*	220,334	6,885,437
Novartis AG, ADR	41,087	3,593,469
Pfizer, Inc.[1]	312,883	13,472,742
		65,212,770
Professional services—0.42%
Equifax, Inc.	8,390	851,081
Nielsen Holdings PLC	168,159	4,368,771
		5,219,852
Road & rail—0.80%
CSX Corp.	17,460	1,202,296
Kansas City Southern	6,710	684,152
Norfolk Southern Corp.	3,950	662,928
Union Pacific Corp.	50,397	7,369,049
		9,918,425
Semiconductors & semiconductor equipment—1.54%
Cypress Semiconductor Corp.	40,870	528,858
Intel Corp.	143,901	6,746,079
Marvell Technology Group Ltd.	38,300	628,503
QUALCOMM, Inc.[2]	176,150	11,078,073
		18,981,513
Software—2.39%
Autodesk, Inc.*	3,710	479,518
CDK Global, Inc.	15,998	915,726
Microsoft Corp.	58,062	6,201,602
Oracle Corp.	415,555	20,295,706
Symantec Corp.	39,940	724,911

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Software—(concluded)
Synopsys, Inc.*	9,108	815,439
		29,432,902
Specialty retail—0.49%
Advance Auto Parts, Inc.	3,390	541,587
AutoZone, Inc.*	930	682,127
Best Buy Co., Inc.	6,040	423,766
Burlington Stores, Inc.*	8,790	1,507,397
L Brands, Inc.	16,250	526,825
Lowe’s Cos., Inc.	19,285	1,836,318
Tiffany & Co.	4,500	500,850
		6,018,870
Technology hardware, storage & peripherals—1.69%
Hewlett Packard Enterprise Co.[2]	528,066	8,053,006
HP, Inc.	350,396	8,458,559
NetApp, Inc.	48,777	3,828,507
Western Digital Corp.	12,394	533,810
		20,873,882
Textiles, apparel & luxury goods—0.18%
Columbia Sportswear Co.	6,970	629,252
Ralph Lauren Corp.	5,150	667,491
V. F. Corp.	11,500	953,120
		2,249,863
Tobacco—0.27%
Philip Morris International, Inc.	37,424	3,295,932

Trading companies & distributors—1.91%
Aircastle Ltd.	169,883	3,300,826
Fastenal Co.[2]	263,773	13,560,570
HD Supply Holdings, Inc.*	22,977	863,246
MSC Industrial Direct Co., Inc., Class A	72,495	5,876,445
		23,601,087
Water utilities—0.04%
Aqua America, Inc.	17,060	554,961

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Wireless telecommunication services—0.07%
Telephone & Data Systems, Inc.	28,440	876,805
Total common stocks (cost—$1,249,391,053)		1,367,982,941

Exchange traded fund—1.37%
iShares Russell 1000 Value ETF (cost—$16,942,555)	140,486	16,870,964

Short-term investment—1.34%
Investment company—1.34%
State Street Institutional U.S. Government Money Market Fund (cost—$16,463,049)	16,463,049	16,463,049

Investment of cash collateral from securities loaned—0.77%
Money market fund—0.77%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$9,485,080)	9,485,080	9,485,080
Total investments before investments sold short (cost—$1,292,281,737)[3]—114.44%		1,410,802,034

Investments sold short—(13.52)%
Common stocks—(13.52)%
Aerospace & defense—(0.12)%
TransDigm Group, Inc.	(4,539)	(1,499,005)

Airlines—(0.05)%
Alaska Air Group, Inc.	(9,420)	(578,576)

Auto components—(0.19)%
Adient PLC	(11,410)	(347,092)
Autoliv, Inc.	(9,154)	(762,895)
Goodyear Tire & Rubber Co./The	(57,600)	(1,213,056)
		(2,323,043)
Banks—(0.96)%
CIT Group, Inc.	(19,560)	(926,753)
Community Bank System, Inc.	(21,629)	(1,262,917)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Banks—(concluded)
CVB Financial Corp.	(41,072)	(897,423)
First Financial Bankshares, Inc.	(22,483)	(1,326,272)
First Republic Bank	(13,048)	(1,187,237)
Glacier Bancorp, Inc.	(13,019)	(552,006)
Popular, Inc.	(30,270)	(1,574,343)
Prosperity Bancshares, Inc.	(16,591)	(1,078,913)
TCF Financial Corp.	(25,240)	(527,011)
Trustmark Corp.	(17,761)	(547,039)
United Bankshares, Inc.	(22,695)	(752,793)
Westamerica BanCorp.	(21,015)	(1,223,283)
		(11,855,990)
Beverages—(0.04)%
Molson Coors Brewing Co., Class B	(7,880)	(504,320)

Biotechnology—(0.05)%
Biogen, Inc.	(1,910)	(581,156)

Building products—(0.28)%
AAON, Inc.	(28,752)	(991,656)
Johnson Controls International PLC	(53,410)	(1,707,518)
Owens Corning	(16,860)	(796,972)
		(3,496,146)
Capital markets—(0.46)%
E*TRADE Financial Corp.	(12,820)	(633,564)
FactSet Research Systems, Inc.	(2,219)	(496,524)
MarketAxess Holdings, Inc.	(8,197)	(1,718,665)
Raymond James Financial, Inc.	(12,090)	(927,182)
Thomson Reuters Corp.	(39,703)	(1,850,160)
		(5,626,095)
Chemicals—(0.83)%
Ashland Global Holdings, Inc.	(25,700)	(1,901,286)
Balchem Corp.	(10,616)	(994,189)
Celanese Corp., Series A	(14,410)	(1,396,905)
HB Fuller Co.	(22,153)	(984,922)
LyondellBasell Industries N.V., Class A	(9,705)	(866,365)
NewMarket Corp.	(3,679)	(1,419,947)
Platform Specialty Products Corp.	(27,190)	(294,196)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Chemicals—(concluded)
Quaker Chemical Corp.	(3,371)	(606,443)
RPM International, Inc.	(28,420)	(1,738,451)
		(10,202,704)
Commercial services & supplies—(0.22)%
Cimpress NV	(4,735)	(591,828)
Ritchie Bros Auctioneers, Inc.	(26,418)	(887,909)
Rollins, Inc.	(21,387)	(1,266,110)
		(2,745,847)
Communications equipment—(0.12)%
ARRIS International PLC	(15,990)	(397,671)
ViaSat, Inc.	(16,419)	(1,046,876)
		(1,444,547)
Construction & engineering—(0.12)%
Fluor Corp.	(9,240)	(405,266)
Jacobs Engineering Group, Inc.	(14,094)	(1,058,319)
		(1,463,585)
Construction materials—(0.16)%
Martin Marietta Materials, Inc.	(4,921)	(842,869)
Vulcan Materials Co.	(11,050)	(1,117,597)
		(1,960,466)
Containers & packaging—(0.47)%
AptarGroup, Inc.	(9,668)	(985,749)
Ball Corp.	(59,301)	(2,656,685)
Berry Global Group, Inc.	(19,383)	(845,487)
International Paper Co.	(16,640)	(754,790)
Sonoco Products Co.	(9,853)	(537,777)
		(5,780,488)
Distributors—(0.07)%
LKQ Corp.	(29,381)	(801,220)

Diversified consumer services—(0.08)%
Chegg, Inc.	(36,805)	(1,004,040)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Diversified financial services—(0.02)%
Voya Financial, Inc.	(5,700)	(249,432)

Electric utilities—(0.31)%
El Paso Electric Co.	(13,163)	(750,949)
Entergy Corp.	(9,220)	(774,019)
Hawaiian Electric Industries, Inc.	(42,210)	(1,574,433)
IDACORP, Inc.	(7,059)	(658,322)
		(3,757,723)
Electronic equipment, instruments & components—(0.40)%
Avnet, Inc.	(13,450)	(538,941)
Corning, Inc.	(35,510)	(1,134,544)
Dolby Laboratories, Inc., Class A	(15,790)	(1,086,510)
Fitbit, Inc., Class A	(89,104)	(421,462)
Keysight Technologies, Inc.	(7,670)	(437,804)
National Instruments Corp.	(27,963)	(1,369,348)
		(4,988,609)
Energy equipment & services—(0.30)%
Core Laboratories N.V.	(5,811)	(495,330)
Helmerich & Payne, Inc.	(13,070)	(814,130)
National Oilwell Varco, Inc.	(46,264)	(1,702,515)
Oceaneering International, Inc.	(37,030)	(701,348)
		(3,713,323)
Entertainment—(0.11)%
Cinemark Holdings, Inc.	(17,130)	(712,094)
Twenty-First Century Fox, Inc., Class B	(15,000)	(677,700)
		(1,389,794)
Equity real estate investment trusts—(0.32)%
Extra Space Storage, Inc.	(9,192)	(827,831)
Iron Mountain, Inc.	(23,346)	(714,621)
Lamar Advertising Co., Class A	(10,150)	(744,198)
Public Storage	(4,387)	(901,397)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Equity real estate investment trusts—(concluded)
Washington Prime Group, Inc.	(111,710)	(714,944)
		(3,902,991)
Food & staples retailing—(0.10)%
Casey’s General Stores, Inc.	(6,635)	(836,740)
PriceSmart, Inc.	(5,212)	(365,622)
		(1,202,362)
Food products—(0.52)%
Campbell Soup Co.	(25,473)	(952,945)
General Mills, Inc.	(17,522)	(767,464)
Hain Celestial Group, Inc./The	(16,379)	(407,509)
Hormel Foods Corp.	(34,382)	(1,500,430)
Lancaster Colony Corp.	(5,183)	(888,263)
McCormick & Co., Inc.	(2,509)	(361,296)
Post Holdings, Inc.	(10,930)	(966,431)
Tyson Foods, Inc., Class A	(9,260)	(554,859)
		(6,399,197)
Health care equipment & supplies—(0.15)%
DENTSPLY SIRONA, Inc.	(38,730)	(1,341,220)
West Pharmaceutical Services, Inc.	(5,275)	(558,728)
		(1,899,948)
Health care providers & services—(0.11)%
Acadia Healthcare Co., Inc.	(8,830)	(366,445)
Molina Healthcare, Inc.	(2,490)	(315,657)
Premier, Inc., Class A	(16,230)	(730,350)
		(1,412,452)
Health care technology—(0.14)%
Medidata Solutions, Inc.	(13,958)	(981,248)
Teladoc Health, Inc.	(10,427)	(723,008)
		(1,704,256)
Hotels, restaurants & leisure—(0.56)%
Chipotle Mexican Grill, Inc.	(2,864)	(1,318,385)
Cracker Barrel Old Country Store, Inc.	(4,743)	(752,619)
International Game Technology PLC	(38,180)	(708,239)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Hotels, restaurants & leisure—(concluded)
MGM Resorts International	(44,622)	(1,190,515)
Norwegian Cruise Line Holdings Ltd.	(12,694)	(559,425)
SeaWorld Entertainment, Inc.	(28,892)	(754,659)
Shake Shack, Inc., Class A	(11,173)	(590,940)
Texas Roadhouse, Inc.	(17,217)	(1,040,940)
		(6,915,722)
Household durables—(0.54)%
D.R. Horton, Inc.	(7,490)	(269,341)
Garmin Ltd.	(31,218)	(2,065,383)
Leggett & Platt, Inc.	(47,352)	(1,719,351)
Mohawk Industries, Inc.	(4,390)	(547,565)
Newell Brands, Inc.	(42,305)	(671,803)
PulteGroup, Inc.	(23,190)	(569,778)
Whirlpool Corp.	(6,970)	(765,027)
		(6,608,248)
Household products—(0.10)%
Spectrum Brands Holdings, Inc.	(18,468)	(1,199,497)

Insurance—(1.01)%
Aflac, Inc.	(26,650)	(1,147,815)
Assurant, Inc.	(20,170)	(1,960,726)
Athene Holding Ltd., Class A	(15,480)	(707,746)
Brighthouse Financial, Inc.	(38,300)	(1,517,829)
Cincinnati Financial Corp.	(20,312)	(1,597,336)
Erie Indemnity Co., Class A	(7,091)	(919,632)
Hartford Financial Services Group, Inc./The	(700)	(31,794)
RenaissanceRe Holdings Ltd.	(3,380)	(412,901)
RLI Corp.	(20,322)	(1,502,405)
Unum Group	(25,960)	(941,310)
White Mountains Insurance Group Ltd.	(890)	(789,136)
Willis Towers Watson PLC	(6,220)	(890,455)
		(12,419,085)
Internet & direct marketing retail—(0.21)%
Liberty Expedia Holdings, Inc., Class A	(11,750)	(510,185)
MercadoLibre, Inc.	(4,617)	(1,498,217)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Internet & direct marketing retail—(concluded)
Wayfair, Inc., Class A	(4,866)	(536,671)
		(2,545,073)
IT services—(0.48)%
Conduent, Inc.	(70,370)	(1,344,067)
DXC Technology Co.	(19,700)	(1,434,751)
Gartner, Inc.	(4,930)	(727,274)
GTT Communications, Inc.	(11,258)	(404,162)
LiveRamp Holdings, Inc.	(21,694)	(990,982)
Shopify, Inc., Class A	(6,943)	(959,175)
		(5,860,411)
Leisure products—(0.04)%
Mattel, Inc.	(35,923)	(487,834)

Machinery—(0.47)%
Flowserve Corp.	(57,024)	(2,617,402)
Gates Industrial Corp. PLC	(17,180)	(258,559)
John Bean Technologies Corp.	(7,239)	(752,639)
Trinity Industries, Inc.	(50,360)	(1,437,778)
Wabtec Corp.	(9,566)	(784,603)
		(5,850,981)
Marine—(0.03)%
Kirby Corp.	(5,830)	(419,410)

Media—(0.15)%
Interpublic Group of Cos., Inc./The	(26,820)	(621,151)
Omnicom Group, Inc.	(17,310)	(1,286,479)
		(1,907,630)
Metals & mining—(0.18)%
Alcoa Corp.	(17,540)	(613,725)
Compass Minerals International, Inc.	(10,835)	(525,606)
United States Steel Corp.	(41,759)	(1,107,866)
		(2,247,197)
Multi-utilities—(0.10)%
NiSource, Inc.	(50,110)	(1,270,790)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Oil, gas & consumable fuels—(0.88)%
Antero Resources Corp.	(36,470)	(579,508)
Apache Corp.	(36,652)	(1,386,545)
Cenovus Energy, Inc.	(119,889)	(1,014,261)
Centennial Resource Development, Inc., Class A	(41,170)	(788,817)
Hess Corp.	(18,817)	(1,080,096)
HollyFrontier Corp.	(9,220)	(621,797)
Matador Resources Co.	(29,935)	(863,325)
Murphy Oil Corp.	(21,311)	(678,968)
Oasis Petroleum, Inc.	(52,041)	(523,533)
PBF Energy, Inc., Class A	(20,380)	(852,903)
Range Resources Corp.	(53,053)	(840,890)
SM Energy Co.	(21,840)	(531,586)
Valero Energy Corp.	(4,750)	(432,678)
Whiting Petroleum Corp.	(16,590)	(618,807)
		(10,813,714)
Personal products—(0.03)%
Coty, Inc., Class A	(35,774)	(377,416)

Pharmaceuticals—(0.03)%
Mylan N.V.	(10,630)	(332,187)

Professional services—(0.10)%
CoStar Group, Inc.	(1,768)	(638,990)
Verisk Analytics, Inc.	(5,251)	(629,280)
		(1,268,270)
Real estate management & development—(0.14)%
Jones Lang LaSalle, Inc.	(13,300)	(1,759,058)

Road & rail—(0.11)%
Heartland Express, Inc.	(37,080)	(721,948)
Ryder System, Inc.	(11,710)	(647,680)
		(1,369,628)
Semiconductors & semiconductor equipment—(0.17)%
Cree, Inc.	(28,823)	(1,118,909)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Semiconductors & semiconductor equipment—(concluded)
Micron Technology, Inc.	(25,800)	(973,176)
		(2,092,085)
Software—(0.70)%
ACI Worldwide, Inc.	(45,578)	(1,143,552)
Blackbaud, Inc.	(6,457)	(463,096)
FireEye, Inc.	(24,719)	(457,054)
Guidewire Software, Inc.	(10,797)	(960,609)
HubSpot, Inc.	(9,825)	(1,332,761)
LogMeIn, Inc.	(6,700)	(577,004)
MINDBODY, Inc., Class A	(17,382)	(553,443)
Nuance Communications, Inc.	(71,700)	(1,246,863)
Proofpoint, Inc.	(10,872)	(988,809)
Workday, Inc., Class A	(6,830)	(908,527)
		(8,631,718)
Specialty retail—(0.37)%
At Home Group, Inc.	(13,549)	(370,430)
AutoNation, Inc.	(5,296)	(214,382)
CarMax, Inc.	(16,853)	(1,144,487)
Michaels Cos., Inc./The	(24,800)	(393,080)
Monro, Inc.	(10,874)	(809,025)
National Vision Holdings, Inc.	(24,848)	(1,029,453)
Penske Automotive Group, Inc.	(12,650)	(561,407)
		(4,522,264)
Technology hardware, storage & peripherals—(0.14)%
Hewlett Packard Enterprise Co.	(60,699)	(925,660)
Xerox Corp.	(29,764)	(829,522)
		(1,755,182)
Textiles, apparel & luxury goods—(0.08)%
Under Armour, Inc., Class A	(41,764)	(923,402)

Trading companies & distributors—(0.18)%
Air Lease Corp.	(35,030)	(1,334,643)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Investments sold short—(concluded)
Common stocks—(concluded)
Trading companies & distributors—(concluded)
Univar, Inc.	(37,660)	(927,189)
		(2,261,832)

Transportation infrastructure—(0.02)%
Macquarie Infrastructure Corp.	(7,780)	(287,471)

Total investments sold short (proceeds—$162,541,588)		(166,613,420)
Liabilities in excess of other assets—(0.92)%		(11,356,920)
Net assets—100.00%		$1,232,831,694

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments.

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	1,367,982,941	—	—	1,367,982,941
Exchange traded fund	16,870,964	—	—	16,870,964
Short-term investment	—	16,463,049	—	16,463,049
Investment of cash collateral from securities loaned	—	9,485,080	—	9,485,080
Total	1,384,853,905	25,948,129	—	1,410,802,034

Liabilities
Investments sold short	(166,613,420)	—	—	(166,613,420)

At October 31, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*            Non-income producing security.

1            Security, or portion thereof, pledged as collateral for investments sold short.

2            Security, or portion thereof, was on loan at the period end.

3          Includes $98,294,936 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $89,631,920 and cash collateral of $10,932,840 of which $1,447,761 was pledged back to State Street Bank and Trust Company for the financing of short sales.

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—94.60%
Aerospace & defense—1.95%
Boeing Co./The	17,975	6,378,608
Northrop Grumman Corp.	69	18,075
TransDigm Group, Inc.*	55,683	18,389,311
		24,785,994
Air freight & logistics—4.10%
FedEx Corp.	92,689	20,423,094
XPO Logistics, Inc.*	356,100	31,828,218
		52,251,312
Airlines—0.13%
Delta Air Lines, Inc.	5,737	313,986
Southwest Airlines Co.	27,145	1,332,819
		1,646,805
Auto components—0.01%
Garrett Motion, Inc.*	5,277	80,052

Automobiles—0.09%
Tesla, Inc.*,1	3,276	1,105,060

Banks—1.81%
SVB Financial Group*	3,822	906,693
US Bancorp	422,658	22,092,334
		22,999,027
Beverages—0.37%
Constellation Brands, Inc., Class A	12,700	2,530,221
Monster Beverage Corp.*	40,235	2,126,420
		4,656,641
Biotechnology—2.30%
Biogen, Inc.*	80,643	24,537,246
Neurocrine Biosciences, Inc.*	8,803	943,241
Regeneron Pharmaceuticals, Inc.*	515	174,709
Vertex Pharmaceuticals, Inc.*	21,491	3,641,865
		29,297,061
Building products—0.06%
Resideo Technologies, Inc.*	33,765	710,750

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Capital markets—6.68%
Charles Schwab Corp./The	442,599	20,465,778
CME Group, Inc.	75,330	13,803,469
Intercontinental Exchange, Inc.	277,006	21,340,542
KKR & Co., Inc., Class A1	1,016,648	24,043,725
Morgan Stanley	6,092	278,161
S&P Global, Inc.	28,015	5,107,695
		85,039,370
Chemicals—2.08%
Ecolab, Inc.	158,661	24,298,932
Sherwin-Williams Co./The	5,464	2,149,920
		26,448,852
Communications equipment—1.14%
Arista Networks, Inc.*	62,935	14,497,077

Diversified financial services—3.28%
Berkshire Hathaway, Inc., Class B*	203,394	41,752,720

Electrical equipment—0.06%
Rockwell Automation, Inc.	4,843	797,787

Electronic equipment, instruments & components—0.07%
Amphenol Corp., Class A	10,125	906,187

Entertainment—3.65%
Activision Blizzard, Inc.	65,832	4,545,700
Electronic Arts, Inc.*	151,454	13,779,285
Netflix, Inc.*	24,557	7,410,811
Take-Two Interactive Software, Inc.*	161,280	20,784,154
		46,519,950
Equity real estate investment trusts—4.73%
American Tower Corp.	234,842	36,590,732
Crown Castle International Corp.	137,699	14,973,389
Equinix, Inc.	23,009	8,714,429
		60,278,550
Food & staples retailing—0.18%
Costco Wholesale Corp.	10,174	2,326,082

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Food products—1.07%
Mondelez International, Inc., Class A	323,997	13,601,394

Health care equipment & supplies—1.87%
ABIOMED, Inc.*	4,652	1,587,262
Becton Dickinson and Co.	20,646	4,758,903
Boston Scientific Corp.*	144,753	5,231,374
DexCom, Inc.*	33,829	4,491,476
Intuitive Surgical, Inc.*	14,745	7,684,799
		23,753,814
Health care providers & services—2.26%
UnitedHealth Group, Inc.	109,947	28,734,648

Health care technology—0.12%
Veeva Systems, Inc., Class A*	16,080	1,468,908

Industrial conglomerates—4.90%
Honeywell International, Inc.	219,449	31,780,604
Roper Industries, Inc.	107,957	30,541,035
		62,321,639
Insurance—2.89%
Markel Corp.*	33,707	36,849,841

Interactive media & services—6.73%
Alphabet, Inc., Class A*	14,686	16,016,258
Alphabet, Inc., Class C*	39,444	42,472,116
Facebook, Inc., Class A*	20,888	3,170,590
Match Group, Inc.*,1	46,503	2,405,135
TripAdvisor, Inc.*,1	386,737	20,164,467
Twitter, Inc.*	42,202	1,466,519
		85,695,085
Internet & direct marketing retail—3.75%
Alibaba Group Holding Ltd., ADR*,1	53,021	7,543,828
Amazon.com, Inc.*	20,992	33,545,426
Booking Holdings, Inc.*	640	1,199,731
GrubHub, Inc.*	18,512	1,716,803
MercadoLibre, Inc.*	8,103	2,629,423

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Internet & direct marketing retail—(concluded)
Wayfair, Inc., Class A*,1	9,634	1,062,534
		47,697,745
IT services—6.97%
MasterCard, Inc., Class A	142,841	28,235,381
PayPal Holdings, Inc.*	321,004	27,025,327
Shopify, Inc., Class A*,1	9,608	1,327,345
Square, Inc., Class A*	27,677	2,032,876
Visa, Inc., Class A	185,879	25,623,420
Worldpay, Inc., Class A*	49,448	4,541,304
		88,785,653
Leisure products—1.60%
Hasbro, Inc.[1]	221,963	20,356,227

Life sciences tools & services—4.76%
Illumina, Inc.*	63,951	19,898,354
IQVIA Holdings, Inc.*	224,297	27,572,830
Mettler-Toledo International, Inc.*	17,992	9,838,385
Thermo Fisher Scientific, Inc.	14,255	3,330,681
		60,640,250
Media—1.60%
Liberty Global PLC, Class A*	132,512	3,396,283
Liberty Global PLC, Series C*	679,526	17,015,331
		20,411,614
Multiline retail—2.10%
Dollar General Corp.	189,788	21,138,587
Dollar Tree, Inc.*	67,103	5,656,783
		26,795,370
Personal products—1.81%
Estee Lauder Cos., Inc./The, Class A	26,247	3,607,388
Unilever N.V. NY Registered Shares	361,798	19,457,496
		23,064,884
Professional services—0.17%
CoStar Group, Inc.*	5,904	2,133,824

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Road & rail—0.10%
Norfolk Southern Corp.	7,900	1,325,857

Semiconductors & semiconductor equipment—1.81%
Advanced Micro Devices, Inc.*	33,318	606,721
Applied Materials, Inc.	521,111	17,134,130
NVIDIA Corp.	25,185	5,309,753
		23,050,604
Software—12.76%
Adobe, Inc.*	101,256	24,884,675
Atlassian Corp. PLC, Class A*	20,242	1,536,570
Autodesk, Inc.*	132,367	17,108,435
Intuit, Inc.	129,073	27,234,403
Microsoft Corp.	476,536	50,898,810
Oracle Corp.	540,505	26,398,264
Salesforce.com, Inc.*	45,707	6,272,829
ServiceNow, Inc.*	36,470	6,602,529
Trade Desk, Inc./The, Class A*	12,739	1,573,903
		162,510,418
Specialty retail—0.85%
Ross Stores, Inc.	43,847	4,340,853
The Home Depot, Inc.,/The	36,665	6,448,640
		10,789,493
Technology hardware, storage & peripherals—3.43%
Apple, Inc.	199,787	43,725,383

Textiles, apparel & luxury goods—0.31%
Lululemon Athletica, Inc.*	28,168	3,964,083

Trading companies & distributors—0.05%
United Rentals, Inc.*	5,708	685,360
Total common stocks (cost—$908,977,337)		1,204,461,371

Exchange traded funds—2.90%
iShares Russell 1000 Growth ETF	130,281	18,510,324

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Exchange traded funds—(concluded)
SPDR S&P 500 ETF Trust	67,754	18,336,265
Total exchange traded funds (cost—$36,982,376)		36,846,589

Short-term investment—1.29%
Investment company—1.29%
State Street Institutional U.S. Government Money Market Fund (cost—$16,462,666)	16,462,666	16,462,666

Investment of cash collateral from securities loaned—2.10%
Money market fund—2.10%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$26,760,211)	26,760,211	26,760,211
Total investments (cost—$989,182,590)[2]—100.89%		1,284,530,837
Liabilities in excess of other assets—(0.89)%		(11,322,665)
Net assets—100.00%		$1,273,208,172

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	1,204,461,371	—	—	1,204,461,371
Exchange traded funds	36,846,589	—	—	36,846,589
Short-term investment	—	16,462,666	—	16,462,666
Investment of cash collateral from securities loaned	—	26,760,211	—	26,760,211
Total	1,241,307,960	43,222,877	—	1,284,530,837

At October 31, 2018, there were no transfers between Level 1 and Level 2.

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

Portfolio footnotes

*                 Non-income producing security.

1                 Security, or portion thereof, was on loan at the period end.

2                 Includes $78,307,418 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $51,770,896 and cash collateral of $26,760,211.

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—93.78%
Aerospace & defense—0.15%
Arconic, Inc.	16,800	341,544
Wesco Aircraft Holdings, Inc.*	34,600	352,228
		693,772
Air freight & logistics—1.74%
Echo Global Logistics, Inc.*	49,440	1,271,102
Expeditors International of Washington, Inc.	103,900	6,980,002
		8,251,104
Auto components—0.44%
Adient PLC[1]	68,250	2,076,165

Banks—8.97%
Atlantic Capital Bancshares, Inc.*	27,700	417,439
Bank of Hawaii Corp.[1]	80,216	6,292,143
Bank of NT Butterfield & Son Ltd./The	77,690	3,130,130
Bank OZK	68,800	1,882,368
Cathay General Bancorp	44,200	1,665,014
Citizens Financial Group, Inc.	97,405	3,638,077
Comerica, Inc.	31,235	2,547,527
First Citizens BancShares, Inc., Class A	2,400	1,023,912
First Hawaiian, Inc.	128,350	3,180,513
First Horizon National Corp.	101,600	1,639,824
Glacier Bancorp, Inc.[1]	60,500	2,565,200
Hancock Whitney Corp.	52,600	2,207,096
Popular, Inc.	40,150	2,088,201
Regions Financial Corp.	23,400	397,098
Sterling Bancorp	224,600	4,038,308
SunTrust Banks, Inc.	10,000	626,600
Wintrust Financial Corp.	34,786	2,648,606
Zions Bancorp NA	54,505	2,564,460
		42,552,516
Building products—0.45%
Continental Building Products, Inc.*	76,450	2,126,075

Capital markets—2.59%
Artisan Partners Asset Management, Inc., Class A	65,500	1,795,355
BrightSphere Investment Group PLC	31,700	361,380
Lazard Ltd., Class A	17,250	685,515
MSCI, Inc.	42,650	6,413,707

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Capital markets—(concluded)
Stifel Financial Corp.	24,510	1,120,597
Uranium Participation Corp.*	159,200	549,028
Virtus Investment Partners, Inc.	13,900	1,380,826
		12,306,408
Chemicals—2.96%
FMC Corp.	14,145	1,104,442
Huntsman Corp.	40,045	876,185
Innospec, Inc.	20,792	1,391,401
Mosaic Co./The	41,990	1,299,170
Scotts Miracle-Gro Co./The, Class A1	99,790	6,659,984
Valvoline, Inc.	136,800	2,725,056
		14,056,238
Commercial services & supplies—1.93%
Herman Miller, Inc.	28,735	946,818
KAR Auction Services, Inc.	65,500	3,729,570
Ritchie Bros Auctioneers, Inc.	83,200	2,796,352
Steelcase, Inc., Class A	103,100	1,711,460
		9,184,200
Communications equipment—0.97%
ARRIS International PLC*	30,400	756,048
Ciena Corp.*	20,815	650,677
Comtech Telecommunications Corp.	92,477	2,581,958
Plantronics, Inc.	10,190	600,904
		4,589,587
Construction & engineering—1.41%
EMCOR Group, Inc.	18,845	1,337,618
Jacobs Engineering Group, Inc.	15,725	1,180,790
KBR, Inc.	210,525	4,164,185
		6,682,593
Consumer finance—0.50%
Ally Financial, Inc.	10,200	259,182
Enova International, Inc.*	46,726	1,105,070
EZCORP, Inc., Class A*	67,610	672,043

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Consumer finance—(concluded)
Nelnet, Inc., Class A	5,600	315,224
		2,351,519
Containers & packaging—0.55%
Silgan Holdings, Inc.	107,900	2,592,837

Distributors—0.09%
Funko, Inc., Class A*	23,000	433,550

Diversified consumer services—0.11%
K12, Inc.*	23,465	502,386

Diversified financial services—0.58%
FGL Holdings*	312,850	2,471,515
Voya Financial, Inc.	6,400	280,064
		2,751,579
Electric utilities—0.93%
Entergy Corp.	43,635	3,663,158
Evergy, Inc.	7,894	441,985
Portland General Electric Co.	7,000	315,560
		4,420,703
Electronic equipment, instruments & components—2.13%
CDW Corp.	72,900	6,561,729
Control4 Corp.*	22,315	623,035
KEMET Corp.*	40,140	874,249
Zebra Technologies Corp., Class A*	12,265	2,039,669
		10,098,682
Energy equipment & services—4.61%
Cactus, Inc., Class A*	46,700	1,562,582
Core Laboratories N.V.	64,550	5,502,242
Dril-Quip, Inc.*,1	80,000	3,404,800
Ensco PLC, Class A	44,500	317,730
Forum Energy Technologies, Inc.*	375,000	3,360,000
Helix Energy Solutions Group, Inc.*	94,940	808,889
Hunting PLC	198,450	1,711,592
NCS Multistage Holdings, Inc.*,1	116,860	1,320,518
Precision Drilling Corp.*	525,015	1,265,286
Superior Energy Services, Inc.*	40,000	313,200

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Energy equipment & services—(concluded)
TETRA Technologies, Inc.*	70,300	208,791
Weatherford International PLC*,1	1,556,686	2,101,526
		21,877,156
Entertainment—1.48%
Cinemark Holdings, Inc., Class A1	151,800	6,310,326
Liberty Media Corp-Liberty Formula One, Class C*	21,785	720,648
		7,030,974
Equity real estate investment trusts—7.19%
CatchMark Timber Trust, Inc., Class A	24,337	215,382
CoreCivic, Inc.	96,600	2,169,636
Cousins Properties, Inc.	131,050	1,089,026
Gaming and Leisure Properties, Inc.	52,135	1,756,428
Government Properties Income Trust	68,600	605,738
Granite Real Estate Investment Trust	25,900	1,073,037
Host Hotels & Resorts, Inc.	76,650	1,464,781
Lamar Advertising Co., Class A	133,250	9,769,890
Liberty Property Trust	51,095	2,139,348
Medical Properties Trust, Inc.	68,590	1,019,247
Outfront Media, Inc.	193,880	3,435,554
Physicians Realty Trust	167,550	2,777,979
QTS Realty Trust, Inc., Class A	101,400	3,885,648
Ryman Hospitality Properties, Inc.	17,550	1,361,705
Sabra Health Care REIT, Inc.	37,360	808,844
SL Green Realty Corp.	6,255	570,831
		34,143,074
Food & staples retailing—0.44%
BJ’s Wholesale Club Holdings, Inc.*	76,925	1,703,889
US Foods Holding Corp.*	13,025	379,939
		2,083,828
Food products—1.87%
Conagra Brands, Inc.	9,000	320,400
Lamb Weston Holdings, Inc.	6,600	515,856
Nomad Foods Ltd.*	94,065	1,796,642
Post Holdings, Inc.*,1	29,243	2,585,666
TreeHouse Foods, Inc.*	74,540	3,396,042

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Food products—(concluded)
Tyson Foods, Inc., Class A	4,500	269,640
		8,884,246
Health care equipment & supplies—1.66%
Anika Therapeutics, Inc.*	116,600	4,169,616
CONMED Corp.	5,400	364,122
Hill-Rom Holdings, Inc.	7,340	617,147
Natus Medical, Inc.*	90,850	2,714,598
		7,865,483
Health care providers & services—1.16%
Acadia Healthcare Co., Inc.*,1	40,000	1,660,000
Encompass Health Corp.	16,955	1,141,072
Hanger, Inc.*	30,400	567,264
Tenet Healthcare Corp.*	16,100	414,253
WellCare Health Plans, Inc.*	6,180	1,705,618
		5,488,207
Hotels, restaurants & leisure—2.98%
Brinker International, Inc.	14,835	643,097
Caesars Entertainment Corp.*	161,670	1,388,745
Cheesecake Factory, Inc./The[1]	177,300	8,570,682
Darden Restaurants, Inc.	8,650	921,658
Dave & Buster’s Entertainment, Inc.[1]	43,900	2,614,245
		14,138,427
Household durables—0.29%
Lennar Corp., Class B	10,750	384,528
Tupperware Brands Corp.	27,700	972,270
		1,356,798
Household products—0.78%
WD-40 Co.[1]	22,300	3,725,884

Independent power and renewable electricity producers—0.19%
NRG Energy, Inc.	16,515	597,678

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Independent power and renewable electricity producers—(concluded)
Vistra Energy Corp.*	14,100	319,083
		916,761
Insurance—4.59%
Argo Group International Holdings Ltd.	58,572	3,608,621
Assured Guaranty Ltd.	42,150	1,685,157
Athene Holding Ltd., Class A*	44,585	2,038,426
Brighthouse Financial, Inc.*	19,400	768,822
CNA Financial Corp.	40,025	1,735,884
CNO Financial Group, Inc.	39,237	741,579
Lincoln National Corp.	22,265	1,340,131
Old Republic International Corp.	81,900	1,805,895
W.R. Berkley Corp.	106,150	8,056,785
		21,781,300
Interactive media & services—0.92%
Cars.com, Inc.*	167,550	4,374,731

Internet & catalog retail—0.77%
Despegar.com Corp.*,1	165,950	2,666,817
Qurate Retail, Inc.*	44,200	969,748
		3,636,565
IT services—6.02%
Akamai Technologies, Inc.*	10,775	778,494
Broadridge Financial Solutions, Inc.	86,000	10,056,840
Cass Information Systems, Inc.	89,995	5,948,669
EVERTEC, Inc.	84,450	2,202,456
Jack Henry & Associates, Inc.	47,000	7,042,010
Perficient, Inc.*	46,195	1,155,799
Perspecta, Inc.	42,475	1,040,213
Science Applications International Corp.	5,200	361,452
		28,585,933
Leisure products—0.21%
Brunswick Corp.	18,965	985,990

Life sciences tools & services—1.32%
PerkinElmer, Inc.	16,725	1,446,378
QIAGEN N.V.*	32,675	1,186,103

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Life sciences tools & services—(concluded)
Syneos Health, Inc.*	79,500	3,627,585
		6,260,066
Machinery—7.57%
Altra Industrial Motion Corp.	79,385	2,561,754
Donaldson Co., Inc.	86,300	4,425,464
EnPro Industries, Inc.	39,850	2,478,670
Graco, Inc.	130,100	5,285,963
Greenbrier Cos., Inc./The	16,655	790,280
Meritor, Inc.*	65,990	1,121,170
Oshkosh Corp.	10,475	588,067
RBC Bearings, Inc.*	56,100	8,284,848
Snap-on, Inc.	43,700	6,727,178
Terex Corp.	58,650	1,958,323
Timken Co./The	23,595	933,182
Trinity Industries, Inc.	27,555	786,695
		35,941,594
Media—0.42%
Liberty Latin America Ltd., Class A*	111,870	2,011,423

Metals & mining—0.63%
Alcoa Corp.*	30,165	1,055,473
Carpenter Technology Corp.	7,100	309,631
Commercial Metals Co.	58,760	1,119,966
Kaiser Aluminum Corp.	5,500	524,535
		3,009,605
Mortgage real estate investment trust—0.70%
Redwood Trust, Inc.	202,800	3,329,976

Multi-utilities—0.52%
NorthWestern Corp.	41,998	2,467,802

Oil, gas & consumable fuels—2.76%
Chesapeake Energy Corp.*	174,702	613,204
Delek US Holdings, Inc.	30,390	1,115,921
Energen Corp.*	17,925	1,290,062
Euronav N.V.*	10,500	96,600
Golar LNG Ltd.	22,070	591,034
Golar LNG Partners LP	87,900	1,240,269

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Oil, gas & consumable fuels—(concluded)
HighPoint Resources Corp.*	140,300	521,916
Oasis Petroleum, Inc.*	211,350	2,126,181
Teekay Tankers Ltd., Class A	438,391	486,614
WPX Energy, Inc.*	313,195	5,023,648
		13,105,449
Paper & forest products—0.27%
KapStone Paper and Packaging Corp.	17,100	598,500
Mercer International, Inc.	45,440	691,142
		1,289,642
Personal products—0.47%
elf Beauty, Inc.*,1	208,668	2,213,967

Pharmaceuticals—0.34%
Jazz Pharmaceuticals PLC*	10,290	1,634,258

Professional services—2.72%
ICF International, Inc.	15,915	1,171,981
Resources Connection, Inc.	145,820	2,379,782
TransUnion	142,500	9,369,375
		12,921,138
Real estate management & development—1.82%
CBRE Group, Inc., Class A*	27,940	1,125,703
Cushman & Wakefield PLC*	69,900	1,136,574
HFF, Inc., Class A	173,450	6,374,287
		8,636,564
Road & rail—2.65%
Genesee & Wyoming, Inc., Class A*	31,400	2,487,822
Knight-Swift Transportation Holdings, Inc.[1]	127,187	4,069,984
Landstar System, Inc.	60,200	6,025,418
		12,583,224
Semiconductors & semiconductor equipment—0.39%
NXP Semiconductor N.V.	13,500	1,012,365

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Semiconductors & semiconductor equipment—(concluded)
SMART Global Holdings, Inc.*	30,330	849,543
		1,861,908
Software—1.62%
American Software, Inc., Class A	404,580	4,656,716
Synopsys, Inc.*	17,890	1,601,692
Verint Systems, Inc.*	30,965	1,414,171
		7,672,579
Specialty retail—3.81%
Advance Auto Parts, Inc.	4,610	736,494
Ascena Retail Group, Inc.*	984,060	3,788,631
Burlington Stores, Inc.*	3,195	547,911
Dick’s Sporting Goods, Inc.	57,020	2,016,797
Michaels Cos., Inc./The*,1	426,400	6,758,440
Party City Holdco, Inc.*,1	149,800	1,568,406
Signet Jewelers Ltd.	47,440	2,659,012
		18,075,691
Technology hardware, storage & peripherals—1.09%
Diebold Nixdorf, Inc.[1]	1,234,630	4,815,057
Hewlett Packard Enterprise Co.	22,800	347,700
		5,162,757
Textiles, apparel & luxury goods—0.30%
Movado Group, Inc.	20,985	808,132
Ralph Lauren Corp.	4,860	629,905
		1,438,037
Thrifts & mortgage finance—0.99%
Essent Group Ltd.*	64,650	2,548,503
Washington Federal, Inc.	75,869	2,136,471
		4,684,974
Trading companies & distributors—1.73%
Air Lease Corp.	60,550	2,306,955
Beacon Roofing Supply, Inc.*	171,350	4,782,379

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Trading companies & distributors—(concluded)
Titan Machinery, Inc. *	78,340	1,116,345
		8,205,679
Total common stocks (cost—$414,370,258)		445,051,604

Exchange traded funds—3.41%
iShares Russell 2000 Value ETF	67,000	8,117,050
Vanguard Mid-Cap Value ETF	76,550	8,046,935
Total exchange traded funds (cost—$16,260,493)		16,163,985

Short-term investment—3.07%
Investment company—3.07%
State Street Institutional U.S. Government Money Market Fund (cost—$14,567,867)	14,567,867	14,567,867

Investment of cash collateral from securities loaned—4.35%
Money market fund—4.35%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$20,665,173)	20,665,173	20,665,173
Total investments (cost—$465,863,791)[2]—104.61%		496,448,629
Liabilities in excess of other assets—(4.61)%		(21,869,586)
Net assets—100.00%		$474,579,043

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments.

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	443,340,012	1,711,592	—	445,051,604
Exchange traded funds	16,163,985	—	—	16,163,985
Short-term investment	—	14,567,867	—	14,567,867
Investment of cash collateral from securities loaned	—	20,665,173	—	20,665,173
Total	459,503,997	36,944,632	—	496,448,629

At October 31, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*                 Non-income producing security.

1                 Security, or portion thereof, was on loan at the period end.

2                 Includes $56,380,048 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $37,232,031 and cash collateral of $20,665,173.

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—97.11%
Aerospace & defense—2.08%
Curtiss-Wright Corp.	30,346	3,321,673
HEICO Corp.	75,716	6,347,273
Mercury Systems, Inc.*	17,606	825,017
		10,493,963
Auto components—2.33%
Dorman Products, Inc.*	82,857	6,546,532
Gentex Corp.	248,404	5,228,904
		11,775,436
Banks—0.71%
Ameris Bancorp	16,263	697,520
Western Alliance Bancorp*	59,257	2,858,558
		3,556,078
Beverages—0.07%
Primo Water Corp.*	22,180	369,741

Biotechnology—3.72%
Agios Pharmaceuticals, Inc.*,1	33,326	2,101,538
Allogene Therapeutics, Inc.*,1	33,745	810,217
Bluebird Bio, Inc.*,1	5,392	618,462
Blueprint Medicines Corp.*	28,713	1,744,889
CareDx, Inc.*,1	39,686	1,036,201
Immunomedics, Inc.*,1	38,969	877,972
Invitae Corp.*	19,815	281,175
Ligand Pharmaceuticals, Inc.*,1	20,057	3,305,594
Loxo Oncology, Inc.*,1	6,290	960,231
Myriad Genetics, Inc.*	51,826	2,333,725
Natera, Inc.*	13,729	301,489
Neurocrine Biosciences, Inc.*	5,545	594,147
Sarepta Therapeutics, Inc.*,1	18,530	2,478,573
Veracyte, Inc.*	27,448	407,603
Vericel Corp.*,1	81,488	908,591
		18,760,407
Building products—0.23%
PGT Innovations, Inc.*	56,903	1,152,855

Capital markets—0.14%
Blucora, Inc.*	12,388	358,261

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Capital markets—(concluded)
LPL Financial Holdings, Inc.	5,464	336,582
		694,843
Chemicals—0.89%
Ingevity Corp.*	46,136	4,202,067
KMG Chemicals, Inc.	4,041	303,156
		4,505,223
Commercial services & supplies—5.04%
Healthcare Services Group, Inc.[1]	197,013	7,996,758
Mobile Mini, Inc.	197,334	8,114,374
Ritchie Brothers Auctioneers, Inc.	277,324	9,320,859
		25,431,991
Communications equipment—0.42%
Digi International, Inc.*	173,327	2,010,593
Lantronix, Inc.*	27,482	104,157
		2,114,750
Construction & engineering—0.82%
MasTec, Inc.*,1	78,910	3,433,374
NV5 Global, Inc.*	8,964	699,820
		4,133,194
Consumer finance—0.97%
Green Dot Corp., Class A*	30,298	2,294,770
PRA Group, Inc.*,1	84,476	2,605,240
		4,900,010
Diversified consumer services—3.72%
Aspen Group, Inc.*,1	19,600	111,720
Chegg, Inc.*,1	230,635	6,291,723
Grand Canyon Education, Inc.*	89,553	11,167,259
Strategic Education, Inc.	9,512	1,196,800
		18,767,502
Diversified telecommunication services—0.94%
Zayo Group Holdings, Inc.*	159,461	4,764,695

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Electrical equipment—0.20%
TPI Composites, Inc.*	40,370	1,019,746

Electronic equipment, instruments & components—1.76%
FLIR Systems, Inc.	15,413	713,776
National Instruments Corp.	167,197	8,187,637
		8,901,413
Energy equipment & services—0.00%†
Profire Energy, Inc.*	9,379	21,384

Equity real estate investment trusts—0.16%
National Storage Affiliates Trust	29,737	791,896

Food & staples retailing—0.04%
BJ’s Wholesale Club Holdings, Inc.*	10,002	221,544

Food products—2.55%
Calavo Growers, Inc.[1]	64,035	6,211,395
Freshpet, Inc.*,1	154,954	5,903,748
Simply Good Foods Co/The*	39,572	750,285
		12,865,428
Health care equipment & supplies—5.34%
AtriCure, Inc.*	64,578	2,054,226
AxoGen, Inc.*,1	8,122	302,869
CryoLife, Inc.*	42,114	1,304,692
DexCom, Inc.*	16,759	2,225,092
Heska Corp.*	54,840	5,496,065
Inogen, Inc.*	9,568	1,813,806
Insulet Corp.*,1	9,014	795,125
iRadimed Corp.*,1	11,622	290,085
iRhythm Technologies, Inc.*	20,636	1,594,337
Merit Medical Systems, Inc.*	39,506	2,256,583
Neogen Corp.*	66,362	4,029,501
Neuronetics, Inc.*,1	2,887	73,561
Nuvectra Corp.*	3,041	60,850
Penumbra, Inc.*,1	8,567	1,165,112
Sientra, Inc.*	10,511	216,422
Staar Surgical Co.*	7,863	315,385
Tactile Systems Technology, Inc.*,1	27,688	1,813,010
Tandem Diabetes Care, Inc.*	21,754	818,168

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Health care equipment & supplies—(concluded)
ViewRay, Inc.*,1	33,223	287,379
		26,912,268
Health care providers & services—8.66%
Addus HomeCare Corp.*	63,031	4,128,531
AMN Healthcare Services, Inc.*,1	68,589	3,471,975
Chemed Corp.	36,435	11,088,264
Encompass Health Corp.	31,081	2,091,751
LHC Group, Inc.*	88,585	8,099,327
Molina Healthcare, Inc.*,1	19,672	2,493,819
PetIQ, Inc.*,1	36,082	1,142,356
R1 RCM, Inc.*	240,001	2,032,808
US Physical Therapy, Inc.	71,320	7,668,326
WellCare Health Plans, Inc.*	5,313	1,466,335
		43,683,492
Health care technology—6.30%
athenahealth, Inc.*	44,363	5,658,057
Evolent Health, Inc., Class A*,1	242,094	5,374,487
HealthStream, Inc.	162,964	4,287,583
HTG Molecular Diagnostics, Inc.*	40,510	154,343
Inovalon Holdings, Inc., Class A*,1	30,500	287,005
Medidata Solutions, Inc.*,1	47,028	3,306,068
Omnicell, Inc.*	9,630	680,841
OptimizeRx Corp.*,1	17,938	293,286
Tabula Rasa HealthCare, Inc.*,1	15,807	1,167,821
Teladoc Health, Inc.*,1	152,511	10,575,113
		31,784,604
Hotels, restaurants & leisure—4.76%
BJ’s Restaurants, Inc.	55,928	3,421,675
Cheesecake Factory, Inc./The[1]	58,880	2,846,259
Domino’s Pizza, Inc.	5,792	1,556,832
Marriott Vacations Worldwide Corp.	70,368	6,226,864
Noodles & Co.*,1	110,570	1,042,675
Planet Fitness, Inc., Class A*	30,451	1,494,840
PlayAGS, Inc.*	17,785	431,286
Red Rock Resorts, Inc., Class A	248,644	5,753,622
Ruth’s Hospitality Group, Inc.	23,867	645,125

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Hotels, restaurants & leisure—(concluded)
Wingstop, Inc.	9,101	569,905
		23,989,083
Household durables—0.10%
Lovesac Co./The*,1	17,549	334,133
Roku, Inc.*,1	3,190	177,364
		511,497
Household products—0.82%
Central Garden & Pet Co.*,1	18,144	589,317
Central Garden and Pet Co., Class A*	119,261	3,536,089
		4,125,406
Insurance—0.61%
Health Insurance Innovations, Inc., Class A*	23,189	1,133,942
Trupanion, Inc.*,1	76,767	1,939,135
		3,073,077
Interactive media & services—0.06%
Meet Group Inc/The*	70,862	312,501

Internet & direct marketing retail—0.07%
GrubHub, Inc.*	3,963	367,529

IT services—5.86%
Carbonite, Inc.*	169,046	5,783,064
Cass Information Systems, Inc.	54,306	3,589,627
EPAM Systems, Inc.*	4,579	547,053
Euronet Worldwide, Inc.*	9,379	1,042,757
ExlService Holdings, Inc.*	69,105	4,429,630
GTT Communications, Inc.*,1	197,180	7,078,762
MAXIMUS, Inc.	88,010	5,718,010
Twilio, Inc., Class A*	7,240	544,593
WNS Holdings Ltd., ADR*	16,669	836,617
		29,570,113
Life sciences tools & services—1.22%
Bio-Techne Corp.	35,165	5,897,874

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Life sciences tools & services—(concluded)
ICON PLC*	1,702	235,012
		6,132,886
Machinery—2.54%
Proto Labs, Inc.*	107,184	12,803,129

Media—2.23%
Gray Television, Inc.*	191,805	3,320,145
Sinclair Broadcast Group, Inc., Class A	270,077	7,735,005
TechTarget, Inc.*	8,925	181,356
		11,236,506
Multiline retail—0.66%
Ollie’s Bargain Outlet Holdings, Inc.*	35,656	3,312,442

Pharmaceuticals—0.68%
Elanco Animal Health, Inc.*	47,947	1,461,425
Jazz Pharmaceuticals PLC*	6,287	998,501
Pacira Pharmaceuticals Inc/DE*	19,790	967,533
		3,427,459
Professional services—2.31%
BG Staffing, Inc.	23,067	596,051
Exponent, Inc.	106,052	5,351,384
Insperity, Inc.	16,559	1,819,006
WageWorks, Inc.*	89,686	3,570,400
Willdan Group, Inc.*	9,767	294,963
		11,631,804
Road & rail—0.67%
Knight-Swift Transportation Holdings, Inc.[1]	73,269	2,344,608
Old Dominion Freight Line, Inc.	6,915	901,854
Saia, Inc.*	2,356	148,098
		3,394,560
Semiconductors & semiconductor equipment—1.58%
Advanced Micro Devices, Inc.*,1	27,803	506,293
Cabot Microelectronics Corp.	35,423	3,457,993
Marvell Technology Group Ltd.	31,254	512,878

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Semiconductors & semiconductor equipment—(concluded)
Power Integrations, Inc.	62,070	3,495,782
		7,972,946
Software—21.77%
2U, Inc.*,1	143,466	9,025,446
Alarm.com Holdings, Inc.*	135,533	6,028,508
Altair Engineering, Inc., Class A*	30,378	1,158,617
Appian Corp.*,1	103,164	2,652,347
Apptio, Inc., Class A*	116,217	3,010,020
Blackline, Inc.*	117,158	5,433,788
Bottomline Technologies de, Inc.*	23,129	1,541,317
Coupa Software, Inc.*,1	7,571	490,828
Dropbox, Inc., Class A*,1	158,959	3,730,768
Ellie Mae, Inc.*,1	23,968	1,588,599
Envestnet, Inc.*	49,648	2,582,689
Everbridge, Inc.*	13,638	693,220
Fair Isaac Corp.*	3,799	732,105
Five9, Inc.*	42,712	1,681,144
Globant SA*	93,254	4,800,716
HubSpot, Inc.*,1	4,705	638,233
Instructure, Inc.*,1	16,535	617,417
LivePerson, Inc.*	16,214	366,436
Mimecast Ltd.*	191,948	6,691,307
NICE Systems Ltd., ADR*	7,063	748,254
Paylocity Holding Corp.*	140,549	9,246,719
Pegasystems, Inc.	116,319	6,225,393
PROS Holdings, Inc.*	150,245	4,946,065
PTC, Inc.*	9,035	744,574
RealPage, Inc.*	94,566	5,011,998
RingCentral, Inc., Class A*	36,175	2,811,883
ShotSpotter, Inc.*,1	35,436	1,370,665
SPS Commerce, Inc.*	73,125	6,807,206
Tyler Technologies, Inc.*	2,403	508,619
Ultimate Software Group, Inc.*	24,025	6,405,786
Varonis Systems, Inc.*	20,074	1,225,919
Verint Systems, Inc.*	67,020	3,060,803
Workiva, Inc.*	149,160	5,084,865

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Software—(concluded)
Zuora, Inc.*,1	105,055	2,145,223
		109,807,477
Specialty retail—2.67%
At Home Group, Inc.*,1	6,112	167,102
Boot Barn Holdings, Inc.*	64,066	1,581,149
Children’s Place, Inc./The[1]	5,579	833,503
Conn’s, Inc.*	13,954	387,642
Five Below, Inc.*	85,418	9,722,277
Floor & Decor Holdings, Inc., Class A*,1	5,500	140,690
National Vision Holdings, Inc.*	15,185	629,114
		13,461,477
Technology hardware, storage & peripherals—0.09%
USA Technologies, Inc.*,1	78,113	453,055

Textiles, apparel & luxury goods—0.20%
Canada Goose Holdings, Inc.*,1	18,580	1,013,911

Trading companies & distributors—0.66%
Beacon Roofing Supply, Inc.*	67,800	1,892,298
SiteOne Landscape Supply, Inc.*,1	20,755	1,412,170
		3,304,468
Wireless telecommunication services—0.46%
Boingo Wireless, Inc.*	74,386	2,330,513
Total common stocks (cost—$410,015,289)		489,854,302

Exchange traded funds —2.19%
iShares Russell 2000 ETF	39,349	5,903,530

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Exchange traded funds—(concluded)
iShares Russell 2000 Growth ETF	27,524	5,171,484
Total exchange traded funds (cost—$11,129,423)		11,075,014

Short-term investment—1.58%
Investment company—1.58%
State Street Institutional U.S. Government Money Market Fund (cost—$7,960,275)	7,960,275	7,960,275

Investment of cash collateral from securities loaned—6.07%
Money market fund—6.07%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$30,620,815)	30,620,815	30,620,815
Total investments (cost—$459,725,802)[2]—106.95%		539,510,406
Liabilities in excess of other assets—(6.95)%		(35,063,993)
Net assets—100.00%		$504,446,413

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Portfolio’s investments. In the event a  Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments.

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	489,854,302	—	—	489,854,302
Exchange traded funds	11,075,014	—	—	11,075,014
Short-term investment	—	7,960,275	—	7,960,275
Investment of cash collateral from securities loaned	—	30,620,815	—	30,620,815
Total	500,929,316	38,581,090	—	539,510,406

At October 31, 2018, there were no transfers between Level 1 and Level 2.

Level 3 rollforward disclosure

The following is a rollforward of the Portfolio’s investments that was valued using unobservable inputs for the period ended October 31, 2018:

Right
Beginning balance	$126,268
Purchases	—
Issuances	—
Sales	(288,612)
Accrued discounts/(premiums)	—
Total realized gain/(loss)	208,522
Net change in unrealized appreciation/depreciation	(46,178)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance	$—

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at October 31, 2018 was $0

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

Portfolio footnotes

†                      Amount represents less than 0.005%

*                      Non-income producing security.

1                      Security, or portion thereof, was on loan at the period end.

2                      Includes $96,469,755 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $67,193,224 and cash collateral of $30,620,815.

PACE Select Advisors Trust

PACE International Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2018

Common stocks
Aerospace & defense	0.61%
Air freight & logistics	0.30
Auto components	1.11
Automobiles	3.28
Banks	12.56
Beverages	1.19
Biotechnology	1.24
Building products	1.04
Capital markets	2.21
Chemicals	1.95
Commercial services & supplies	2.21
Communications equipment	0.15
Construction & engineering	0.52
Construction materials	0.11
Consumer finance	0.07
Containers & packaging	0.14
Diversified consumer services	0.67
Diversified financial services	0.84
Diversified telecommunication services	3.33
Electric utilities	5.16
Electrical equipment	2.39
Electronic equipment, instruments & components	1.79
Energy equipment & services	1.82
Entertainment	0.12
Equity real estate investment trusts	0.60
Food & staples retailing	3.29
Food products	1.92
Gas utilities	1.04
Health care equipment & supplies	1.07
Health care providers & services	0.77
Health care technology	0.05
Hotels, restaurants & leisure	1.73
Household durables	0.79
Household products	0.54
Independent power and renewable electricity producers	0.09
Industrial conglomerates	0.83
Insurance	6.79
Internet & catalog retail	0.10
Internet & direct marketing retail	0.48
IT services	1.84
Leisure products	0.64
Life sciences tools & services	0.17
Machinery	2.52
Media	1.74
Metals & mining	1.00
Multi-utilities	0.49
Multiline retail	0.12
Oil, gas & consumable fuels	7.07
Paper & forest products	0.91
Personal products	1.17
Pharmaceuticals	10.45
Professional services	1.60
Real estate investment trusts	0.16
Real estate management & development	2.34
Road & rail	1.03
Semiconductors & semiconductor equipment	3.34
Software	2.23
Specialty retail	1.25
Technology hardware, storage & peripherals	0.87
Textiles, apparel & luxury goods	1.43
Tobacco	0.46
Trading companies & distributors	1.58
Transportation infrastructure	0.20
Wireless telecommunication services	1.78
Total common stocks	111.29

Preferred stocks
Aerospace & defense	0.00	†
Automobiles	0.34
Chemicals	0.02
Household products	0.12
Total preferred stocks	0.48

PACE Select Advisors Trust

PACE International Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2018

Right	0.01%
Short-term investment
Investment company	2.92

Investment of cash collateral from securities loaned	0.88
Total investments before investments sold short	115.58
Investments sold short
Common stocks
Aerospace & defense	(0.31)
Air freight & logistics	(0.15)
Airlines	(0.17)
Auto components	(0.20)
Automobiles	(0.08)
Banks	(0.32)
Beverages	(0.32)
Biotechnology	(0.04)
Building products	(0.02)
Capital markets	(0.29)
Chemicals	(0.81)
Commercial services & supplies	(0.18)
Communications equipment	(0.01)
Construction & engineering	(0.44)
Construction materials	(0.09)
Consumer finance	(0.03)
Diversified financial services	(0.43)
Diversified telecommunication services	(0.08)
Electric utilities	(0.19)
Electrical equipment	(0.04)
Electronic equipment, instruments & components	(0.44)
Energy equipment & services	(0.12)
Entertainment	(0.21)
Equity real estate investment trusts	(0.57)
Food & staples retailing	(0.22)
Food products	(0.41)
Health care providers & services	(0.04)
Hotels, restaurants & leisure	(1.08)
Household durables	(0.55)
Industrial conglomerates	(0.27)
Insurance	(0.69)
Interactive media & services	(0.38)
Life sciences tools & services	(0.10)
Machinery	(0.17)
Marine	(0.17)
Media	(0.16)
Metals & mining	(0.59)
Multi-utilities	(0.20)
Multiline retail	(0.12)
Oil, gas & consumable fuels	(0.24)
Personal products	(0.03)
Real estate management & development	(0.73)
Road & rail	(0.26)
Semiconductors & semiconductor equipment	(0.18)
Software	(0.15)
Specialty retail	(0.72)
Technology hardware, storage & peripherals	(0.09)
Textiles, apparel & luxury goods	(0.09)
Transportation infrastructure	(0.05)
Wireless telecommunication services	(0.15)
Preferred stocks	(0.09)
Total investments sold short	(13.47)
Liabilities in excess of other assets	(2.11)
Net assets	100.00%

†                 Amount represents less than 0.005%

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—111.29%
Australia—5.54%
AGL Energy Ltd.	31,275	398,653
Alumina Ltd.	711,033	1,283,971
Amcor Ltd.	157,342	1,481,909
ASX Ltd.	17,821	746,722
Aurizon Holdings Ltd.	258,846	769,868
Australia & New Zealand Banking Group Ltd.	79,758	1,464,543
BHP Billiton Ltd.	35,456	808,734
Brambles Ltd.	243,831	1,833,744
Caltex Australia Ltd.	26,591	532,148
CIMIC Group Ltd.	52,302	1,751,511
Coca-Cola Amatil Ltd.	112,826	791,787
Cochlear Ltd.	2,936	369,212
Commonwealth Bank of Australia	22,317	1,094,096
Computershare Ltd.	120,250	1,683,515
Crown Resorts Ltd.	146,682	1,299,450
CSL Ltd.	11,903	1,584,673
Goodman Group	83,257	611,989
Incitec Pivot Ltd.	67,161	185,484
Insurance Australia Group Ltd.	58,493	282,909
Macquarie Group Ltd.	39,805	3,303,624
Medibank Pvt Ltd.	679,440	1,342,396
Mirvac Group	194,177	298,389
National Australia Bank Ltd.	24,075	429,798
Newcrest Mining Ltd.	239,764	3,499,349
Origin Energy Ltd.*	393,291	2,030,331
QBE Insurance Group Ltd.[1]	1,489,397	11,939,392
Ramsay Health Care Ltd.	37,467	1,491,644
Sonic Healthcare Ltd.	60,485	965,872
South32 Ltd.	154,420	395,856
Stockland	114,167	291,859
Sydney Airport	111,707	509,438
Wesfarmers Ltd.	28,473	940,007
Westpac Banking Corp.[1]	321,119	6,105,702
Woodside Petroleum Ltd.	18,756	462,880
Woolworths Group Ltd.[1]	276,588	5,568,465
Total Australia common stocks		58,549,920

Austria—1.56%
ams AG*,2	267,665	10,412,664
Erste Group Bank AG*	25,343	1,033,371

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Austria—(concluded)
OMV AG1	91,674	5,101,394
Total Austria common stocks		16,547,429

Belgium—0.84%
Anheuser-Busch InBev SA/N.V.	22,693	1,674,309
KBC Group N.V.[1]	77,194	5,324,719
UCB SA	22,165	1,862,303
Total Belgium common stocks		8,861,331

Bermuda—0.66%
Hongkong Land Holdings Ltd.	629,900	3,729,008
Jardine Matheson Holdings Ltd.	55,600	3,208,676
Total Bermuda common stocks		6,937,684

Canada—1.13%
Toronto-Dominion Bank/The	215,510	11,955,407

Cayman Islands—3.49%
Alibaba Group Holding Ltd., ADR*	36,035	5,127,060
CK Asset Holdings Ltd.	546,000	3,543,940
CK Hutchison Holdings Ltd.	1,095,500	11,029,109
Ctrip.com International Ltd., ADR*,2	123,002	4,093,507
Sands China Ltd.	466,800	1,839,354
TAL Education Group, ADR*	237,905	6,894,487
WH Group Ltd.[3]	6,268,000	4,388,107
Total Cayman Islands common stocks		36,915,564

China—0.41%
BYD Co. Ltd., Class H2	546,874	3,542,639
Sinopharm Group Co., Class H	161,590	778,901
Total China common stocks		4,321,540

Curacao—0.18%
Schlumberger Ltd.	37,587	1,928,589

Denmark—3.60%
Danske Bank A/S	38,423	737,030
DSV A/S	28,559	2,296,201
Genmab A/S*	70,957	9,721,052
ISS A/S	227,949	7,495,750
Novo Nordisk A/S, ADR	238,816	10,312,075

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Denmark—(concluded)
Novo Nordisk A/S, Class B1	132,247	5,720,016
Novozymes A/S, B Shares	36,144	1,786,101
Total Denmark common stocks		38,068,225

Finland—2.02%
Metso Oyj	5,244	165,775
Neste Oyj	32,747	2,698,734
Nordea Bank Abp	423,037	3,679,266
Orion Oyj, Class B	19,262	663,240
Sampo Oyj, A Shares[1]	135,501	6,240,304
Stora Enso Oyj, R Shares	64,921	978,354
UPM-Kymmene Oyj[1]	216,737	6,974,292
Total Finland common stocks		21,399,965

France—7.20%
Accor SA	50,118	2,294,489
Air Liquide SA	7,494	908,225
Arkema SA	6,453	678,128
Atos SE	11,656	1,000,461
Bureau Veritas SA	75,189	1,698,999
Capgemini SE	6,133	750,227
Cie de Saint-Gobain	184,843	6,959,209
Dassault Aviation SA	893	1,481,784
Dassault Systemes SE	15,570	1,954,880
Eiffage SA	6,972	682,445
Engie SA	74,815	997,804
EssilorLuxottica SA1	54,171	7,408,834
Hermes International	3,904	2,233,043
Ipsen SA	6,933	962,737
Kering SA	1,793	799,339
Klepierre SA	53,755	1,826,569
L’Oreal SA	18,836	4,243,452
LVMH Moet Hennessy Louis Vuitton SE1	22,007	6,700,172
Orange SA	33,296	521,190
Pernod Ricard SA	11,621	1,774,309
Publicis Groupe SA	9,208	534,405
Safran SA	13,126	1,695,600
Sanofi SA1	191,487	17,099,435
SCOR SE	24,374	1,128,307
Societe Generale SA	105,775	3,891,302
Thales SA	11,321	1,448,969

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
France—(concluded)
TOTAL SA	49,937	2,938,918
Ubisoft Entertainment SA*	4,952	445,906
Vinci SA2	12,478	1,114,828
Total France common stocks		76,173,966

Germany—7.30%
Allianz SE1	70,514	14,730,800
Axel Springer SE	6,622	440,274
BASF SE1	75,875	5,846,488
Bayer AG	14,398	1,105,349
Bayerische Motoren Werke AG	37,835	3,266,747
Beiersdorf AG	31,573	3,268,571
Brenntag AG	33,274	1,740,046
Continental AG	5,315	878,624
Daimler AG	144,499	8,569,596
Deutsche Post AG	17,954	568,380
Deutsche Telekom AG	570,782	9,370,966
Evonik Industries AG	159,869	4,961,474
Fraport AG Frankfurt Airport Services Worldwide	4,216	326,150
Fresenius Medical Care AG & Co. KGaA	31,985	2,511,312
Fresenius SE & Co. KGaA	16,032	1,021,969
Hannover Rueck SE	4,580	617,836
HOCHTIEF AG	10,329	1,532,588
Muenchener Rueckversicherungs-Gesellschaft AG1	24,849	5,346,186
SAP SE	3,941	422,541
United Internet AG	6,211	257,336
Wirecard AG	55,548	10,406,383
Total Germany common stocks		77,189,616

Hong Kong—1.94%
China Mobile Ltd.	870,500	8,136,707
CLP Holdings Ltd.	101,500	1,137,708
Galaxy Entertainment Group Ltd.	255,000	1,378,739
Hang Lung Group Ltd.	153,000	376,161
Hang Seng Bank Ltd.	79,023	1,850,129
Hong Kong Exchanges & Clearing Ltd.	16,100	427,037
Hysan Development Co. Ltd.	55,000	257,748
Power Assets Holdings Ltd.	399,000	2,663,579
Sun Hung Kai Properties Ltd.	178,500	2,319,468
Swire Pacific Ltd., Class A	185,500	1,924,320

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Hong Kong—(concluded)
Swire Properties Ltd.	15,400	52,532
Total Hong Kong common stocks		20,524,128

India—0.68%
HDFC Bank Ltd., ADR	80,642	7,169,880

Indonesia—0.12%
Bank Rakyat Indonesia Persero Tbk PT	6,386,265	1,323,252

Ireland—0.24%
DCC PLC	26,513	2,275,641
James Hardie Industries PLC	17,145	228,134
Total Ireland common stocks		2,503,775

Israel—0.45%
Bank Leumi Le-Israel B.M.	264,459	1,650,803
Check Point Software Technologies Ltd.*	17,644	1,958,484
Nice Ltd.*	3,504	371,514
Teva Pharmaceutical Industries Ltd., ADR	37,000	739,260
Total Israel common stocks		4,720,061

Italy—5.39%
Assicurazioni Generali SpA	53,374	863,284
Enel SpA	3,069,068	15,065,768
Eni SpA[1]	1,032,421	18,366,157
Intesa Sanpaolo SpA	445,636	985,776
Mediobanca Banca di Credito Finanziario SpA	239,617	2,103,911
Pirelli & C SpA*,2,3	1,313,456	9,661,035
Prysmian SpA	60,219	1,170,433
Recordati SpA	62,178	2,107,144
Snam SpA	744,351	3,080,649
Terna Rete Elettrica Nazionale SpA	707,622	3,658,794
Total Italy common stocks		57,062,951

Japan—25.62%
Aozora Bank Ltd.	17,600	607,542
Asahi Kasei Corp.	40,600	488,272
Astellas Pharma, Inc.[1]	294,800	4,564,325
Bandai Namco Holdings, Inc.	32,000	1,138,654
Benesse Holdings, Inc.	7,700	214,619
Bridgestone Corp.	30,600	1,183,213

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(continued)
Canon, Inc.	133,000	3,797,811
Central Japan Railway Co.	1,200	230,248
Chubu Electric Power Co., Inc.	64,200	926,572
Chugai Pharmaceutical Co. Ltd.	900	52,883
Chugoku Electric Power Co., Inc./The	15,500	199,459
Coca-Cola Bottlers Japan Holdings, Inc.	74,200	1,943,200
Concordia Financial Group Ltd.	165,000	757,478
Credit Saison Co. Ltd.	43,200	687,999
Daifuku Co. Ltd.	3,700	159,365
Daiichi Sankyo Co. Ltd.	8,800	336,449
Daikin Industries Ltd.	25,800	3,001,063
Daiwa Securities Group, Inc.	240,000	1,375,956
Dentsu, Inc.	57,900	2,688,847
East Japan Railway Co.	27,100	2,371,715
Eisai Co. Ltd.[1]	52,500	4,378,761
Electric Power Development Co. Ltd.	36,700	1,000,155
FANUC Corp.	64,308	11,247,560
Fast Retailing Co. Ltd.	8,800	4,450,888
Fuji Electric Co. Ltd.	23,000	705,278
FUJIFILM Holdings Corp.	186,600	8,091,761
Fujitsu Ltd.	43,400	2,639,348
Hamamatsu Photonics KK	26,900	901,157
Hitachi Ltd.[1]	59,400	1,822,509
Honda Motor Co. Ltd.	481,400	13,827,424
Hoya Corp.	16,100	915,189
Isuzu Motors Ltd.	200,000	2,626,845
ITOCHU Corp.	31,400	583,002
Japan Airport Terminal Co. Ltd.	34,000	1,307,750
Japan Exchange Group, Inc.	141,000	2,531,714
Japan Post Bank Co. Ltd.	125,400	1,463,658
Japan Post Holdings Co. Ltd.	155,000	1,840,741
Japan Tobacco, Inc.	58,100	1,496,589
JXTG Holdings, Inc.	415,800	2,834,523
Kansai Electric Power Co., Inc./The	171,200	2,625,618
Kao Corp.	14,200	947,757
KDDI Corp.	150,200	3,746,514
Keikyu Corp.	49,000	725,652
Keyence Corp.	20,882	10,234,188
Kintetsu Group Holdings Co. Ltd.	29,000	1,112,864
Konami Holdings Corp.	7,800	297,939
Kose Corp.	800	119,608

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(continued)
Kubota Corp.	99,500	1,571,401
Kurita Water Industries Ltd.	58,600	1,445,330
Kyocera Corp.	29,500	1,604,741
Kyowa Hakko Kirin Co. Ltd.	29,100	566,088
Kyushu Electric Power Co., Inc.	174,200	2,028,615
Kyushu Railway Co.	110,000	3,373,067
M3, Inc.	31,900	513,974
Marubeni Corp.	363,300	2,950,253
McDonald’s Holdings Co. Japan Ltd.	5,600	246,661
Mebuki Financial Group, Inc.	364,500	1,114,481
Medipal Holdings Corp.	52,300	1,123,081
MINEBEA MITSUMI, Inc.	43,200	661,199
Mitsubishi Corp.	105,000	2,959,188
Mitsubishi Electric Corp.	406,900	5,169,417
Mitsubishi Estate Co. Ltd.	38,900	622,448
Mitsui & Co. Ltd.	108,000	1,804,706
Mizuho Financial Group, Inc.[1]	3,973,700	6,832,080
Murata Manufacturing Co. Ltd.[2]	3,500	532,437
NEC Corp.	12,300	353,188
Nidec Corp.	22,400	2,876,554
Nikon Corp.	121,900	2,125,026
Nintendo Co. Ltd.	3,000	934,816
Nippon Building Fund, Inc.	192	1,097,532
Nippon Steel & Sumitomo Metal Corp.	152,500	2,820,645
Nissan Motor Co. Ltd.	66,300	603,742
Nitto Denko Corp.	4,900	307,371
Nomura Research Institute Ltd.	30,200	1,338,237
NTT Data Corp.	30,900	398,727
NTT DOCOMO, Inc.[1]	202,800	5,112,462
Oji Holdings Corp.	7,800	55,579
Olympus Corp.	26,400	882,067
Ono Pharmaceutical Co. Ltd.	4,200	95,736
Oracle Corp. Japan	2,000	135,773
Osaka Gas Co. Ltd.	91,800	1,684,919
Otsuka Corp.	9,800	325,697
Otsuka Holdings Co. Ltd.	43,600	2,089,678
Panasonic Corp.	54,600	604,624
Pola Orbis Holdings, Inc.	17,800	476,412
Rakuten, Inc.	155,700	1,054,237
Recruit Holdings Co. Ltd.	257,197	6,922,562
Resona Holdings, Inc.	301,700	1,590,920

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(concluded)
Ricoh Co. Ltd.	79,000	790,455
Sankyo Co. Ltd.	30,800	1,175,114
Secom Co. Ltd.	80,300	6,583,554
Sega Sammy Holdings, Inc.	21,900	282,011
Seibu Holdings, Inc.	88,300	1,601,897
Sekisui Chemical Co. Ltd.	325,300	5,111,507
Seven & I Holdings Co. Ltd.	82,900	3,594,893
Shimano, Inc.	14,600	1,997,820
Shinsei Bank Ltd.	35,600	542,984
Shionogi & Co. Ltd.	60,300	3,864,843
Shiseido Co. Ltd.	26,500	1,676,169
Showa Shell Sekiyu K.K.	8,700	167,778
Sohgo Security Services Co. Ltd.	5,400	240,723
Sompo Holdings, Inc.	7,500	311,074
Sony Corp.	25,600	1,393,043
Subaru Corp.	10,600	286,806
SUMCO Corp.	13,000	175,814
Sumitomo Chemical Co. Ltd.	53,000	265,857
Sumitomo Corp.	237,000	3,599,056
Sumitomo Electric Industries Ltd.	404,600	5,529,252
Sumitomo Mitsui Financial Group, Inc.[1]	199,600	7,808,166
Sumitomo Mitsui Trust Holdings, Inc.	83,700	3,333,609
Suzuki Motor Corp.	40,100	2,007,932
Taisei Corp.	9,500	407,077
Takeda Pharmaceutical Co. Ltd.[2]	357,100	14,463,128
Tohoku Electric Power Co., Inc.	138,400	1,751,542
Tokio Marine Holdings, Inc.	215,100	10,191,205
Tokyo Gas Co. Ltd.	164,800	4,061,761
Toyo Suisan Kaisha Ltd.	9,300	320,619
Trend Micro, Inc.	19,600	1,132,556
Unicharm Corp.	73,200	1,992,914
USS Co. Ltd.	24,000	433,270
Yakult Honsha Co. Ltd.	14,900	1,057,730
Yamato Holdings Co. Ltd.	94,500	2,587,894
Total Japan common stocks		270,946,386

Jersey—0.85%
Experian PLC	46,185	1,064,082
Glencore PLC*	227,924	928,914
Shire PLC	7,198	430,629

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Jersey—(concluded)
WPP PLC	577,258	6,556,547
Total Jersey common stocks		8,980,172

Luxembourg—0.02%
Eurofins Scientific SE	464	234,605

Netherlands—4.21%
ASML Holding N.V.	22,845	3,905,115
ASML Holding N.V., NY Registered Shares	58,095	10,013,254
Core Laboratories N.V.	112,961	9,628,796
Heineken N.V.	13,350	1,203,622
ING Groep N.V.	130,195	1,545,438
Koninklijke Ahold Delhaize N.V.	463,532	10,621,148
Koninklijke DSM N.V.	24,043	2,107,236
Koninklijke KPN N.V.	466,774	1,235,024
QIAGEN N.V.*	44,355	1,611,155
Randstad N.V.	43,351	2,187,473
STMicroelectronics N.V.	33,854	514,587
Total Netherlands common stocks		44,572,848

New Zealand—0.09%
Fletcher Building Ltd.*	229,092	902,943

Norway—0.54%
DNB ASA	113,915	2,061,464
Equinor ASA	81,043	2,108,322
Orkla ASA	181,342	1,564,784
Total Norway common stocks		5,734,570

Papua New Guinea—0.14%
Oil Search Ltd.	269,720	1,484,087

Portugal—0.20%
Galp Energia, SGPS SA	32,764	571,311
Jeronimo Martins, SGPS SA	122,452	1,506,231
Total Portugal common stocks		2,077,542

Singapore—3.36%
Ascendas Real Estate Investment Trust	1,990,100	3,620,584
DBS Group Holdings Ltd.	675,668	11,443,650
Genting Singapore Ltd.	2,458,700	1,562,037

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Singapore—(concluded)
Keppel Corp. Ltd.	26,200	117,272
Singapore Exchange Ltd.	122,800	606,398
Singapore Telecommunications Ltd.	2,295,900	5,237,732
Singapore Telecommunications Ltd.	234,800	532,269
United Overseas Bank Ltd.	662,098	11,653,575
Yangzijiang Shipbuilding Holdings Ltd.	909,200	813,925
Total Singapore common stocks		35,587,442

South Africa—0.61%
Naspers Ltd., N Shares	36,989	6,500,637

South Korea—0.15%
Amorepacific Corp.	12,118	1,627,005

Spain—4.39%
Amadeus IT Group SA	11,005	887,246
Banco Bilbao Vizcaya Argentaria SA	314,803	1,741,804
Banco Santander SA	1,593,109	7,569,607
Bankinter SA	48,506	397,988
CaixaBank SA2	343,732	1,394,184
Enagas SA	72,042	1,912,666
Endesa SA1	226,598	4,743,008
Iberdrola SA	1,460,509	10,348,963
Industria de Diseno Textil SA	40,682	1,148,737
Naturgy Energy Group SA	10,773	265,028
Red Electrica Corp. SA	109,484	2,269,330
Repsol SA1	381,735	6,842,291
Telefonica SA	842,217	6,904,599
Total Spain common stocks		46,425,451

Sweden—2.79%
Alfa Laval AB	36,911	942,625
Assa Abloy AB, B Shares	12,746	254,191
Atlas Copco AB, A Shares	52,841	1,308,444
Epiroc AB, Class A*	51,150	449,169
Hexagon AB, B Shares	19,837	972,433
Industrivarden AB, C Shares	26,131	543,114
Investor AB, B Shares	87,326	3,785,560
Lundin Petroleum AB	4,866	148,567
Sandvik AB	59,186	937,156
SKF AB, B Shares	162,216	2,605,766

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Sweden—(concluded)
Svenska Handelsbanken AB, A Shares	18,500	201,230
Swedish Match AB	25,403	1,294,419
Tele2 AB, B Shares	105,621	1,200,350
Telefonaktiebolaget LM Ericsson, B Shares	187,181	1,631,849
Telia Co. AB2	2,487,472	11,215,322
Volvo AB, B Shares	135,909	2,031,696
Total Sweden common stocks		29,521,891

Switzerland—10.30%
ABB Ltd.	443,808	8,945,343
Cie Financiere Richemont SA1	65,792	4,814,447
Coca-Cola HBC AG*	72,822	2,150,174
EMS-Chemie Holding AG	2,009	1,107,079
Geberit AG	1,945	761,469
Givaudan SA	100	242,665
Julius Baer Group Ltd.*	215,919	9,870,338
Nestle SA1	171,813	14,520,898
Novartis AG1	164,064	14,374,232
Pargesa Holding SA	3,932	288,707
Partners Group Holding AG1	6,478	4,614,968
Roche Holding AG1	39,948	9,721,744
Schindler Holding AG	6,497	1,370,166
SGS SA	1,558	3,700,279
Sika AG	3,749	480,932
Straumann Holding AG	3,305	2,256,057
Swiss Prime Site AG*	10,911	886,184
Swiss Re AG1	64,597	5,834,030
Temenos AG*	112,715	15,500,201
Zurich Insurance Group AG	23,967	7,453,174
Total Switzerland common stocks		108,893,087

Taiwan—0.98%
Taiwan Semiconductor Manufacturing Co. Ltd.	704,000	5,323,853
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	131,406	5,006,569
Total Taiwan common stocks		10,330,422

United Kingdom—14.29%
3i Group PLC	371,769	4,173,165
Admiral Group PLC	62,415	1,605,949
Associated British Foods PLC	28,567	871,232
AstraZeneca PLC	15,726	1,204,049

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United Kingdom—(continued)
Atlassian Corp. PLC, Class A*	22,402	1,700,536
BAE Systems PLC	100,532	675,653
Barclays PLC	1,514,298	3,338,869
Barratt Developments PLC	82,055	539,097
BP PLC	1,609,451	11,670,500
British American Tobacco PLC	22,833	990,398
British Land Co. PLC/The	36,836	278,736
Bunzl PLC	23,300	688,263
Burberry Group PLC	60,347	1,396,925
Carnival PLC	49,352	2,689,175
Coca-Cola European Partners PLC	59,400	2,702,106
Compass Group PLC	50,230	988,742
Croda International PLC	48,791	3,005,977
Diageo PLC	9,513	329,341
Direct Line Insurance Group PLC	95,758	403,301
G4S PLC	2,629,996	7,227,573
GlaxoSmithKline PLC	713,564	13,783,318
HSBC Holdings PLC	236,037	1,945,680
Imperial Brands PLC	30,705	1,041,227
Informa PLC	31,067	283,369
InterContinental Hotels Group PLC	37,035	1,945,598
Intertek Group PLC	21,954	1,315,528
John Wood Group PLC	847,065	7,732,777
Kingfisher PLC	2,192,945	7,139,299
Legal & General Group PLC	308,245	990,907
Lloyds Banking Group PLC	18,557,442	13,572,657
Meggitt PLC	34,970	236,813
Mondi PLC	69,694	1,643,134
National Grid PLC	359,919	3,814,723
Next PLC	7,189	478,195
NMC Health PLC[2]	5,536	249,928
Persimmon PLC	24,873	729,324
Prudential PLC	13,410	269,194
Reckitt Benckiser Group PLC	45,756	3,703,876
RELX PLC	68,374	1,354,633
Rolls-Royce Holdings PLC*,4	84,182	902,776
Royal Dutch Shell PLC, A Shares[1,5]	151,538	4,843,366
Royal Dutch Shell PLC, B Shares[4]	363,963	11,932,832
RSA Insurance Group PLC	53,309	384,580
Smith & Nephew PLC	25,107	408,689
SSE PLC	490,467	7,156,235

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United Kingdom—(concluded)
Standard Chartered PLC	166,450	1,169,097
Tesco PLC	4,628,364	12,618,777
Travis Perkins PLC[2]	169,014	2,391,493
Vodafone Group PLC	354,991	670,733
Total United Kingdom common stocks		151,188,345
Total common stocks (cost—$1,203,181,805)		1,177,160,716

Preferred stocks—0.48%
Germany—0.48%
Bayerische Motoren Werke AG	7,036	531,554
FUCHS PETROLUB SE	5,881	272,706
Henkel AG & Co. KGaA Vorzug	11,220	1,227,371
Porsche Automobil Holding SE	47,397	3,021,348
Total Germany preferred stocks		5,052,979

United Kingdom—0.00%†
Rolls-Royce Holdings PLC*	3,872,372	4,950
Total preferred stocks (cost—$5,672,699)		5,057,929

Number of rights
Right—0.01%
Spain—0.01%
Banco Santander SA* (cost—$64,156)	1,593,109	61,892

Number of shares
Short-term investment—2.92%
Investment company—2.92%
State Street Institutional U.S. Government Money Market Fund (cost—$30,883,450)	30,883,450	30,883,450

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Investment of cash collateral from securities loaned—0.88%
Money market fund—0.88%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$9,361,882)	9,361,882	9,361,882
Total investments before investments sold short (cost—$1,249,163,992)[6]—115.58%		1,222,525,869

Investments sold short—(13.47)%
Common stocks—(13.38)%
Australia—(1.10)%
AusNet Services	(812,319)	(983,667)
Bendigo & Adelaide Bank Ltd.	(271,521)	(1,967,000)
Challenger Ltd.	(219,431)	(1,594,302)
Domino’s Pizza Enterprises Ltd.	(25,569)	(977,942)
Flight Centre Travel Group Ltd.	(25,750)	(846,098)
Fortescue Metals Group Ltd.	(403,369)	(1,142,583)
Tabcorp Holdings Ltd.	(1,086,583)	(3,554,923)
Treasury Wine Estates Ltd.	(55,192)	(590,954)
		(11,657,469)
Austria—(0.13)%
Raiffeisen Bank International AG	(11,682)	(318,882)
voestalpine AG	(29,330)	(1,042,796)
		(1,361,678)
Belgium—(0.20)%
Ageas	(38,056)	(1,905,634)
Umicore SA	(5,309)	(250,091)
		(2,155,725)
Bermuda—(0.26)%
Jardine Matheson Holdings Ltd.	(35,400)	(2,042,934)
Shangri-La Asia Ltd.	(64,000)	(87,325)
Yue Yuen Industrial Holdings Ltd.	(225,500)	(616,808)
		(2,747,067)
Cayman Islands—(0.20)%
ASM Pacific Technology Ltd.	(22,100)	(190,791)
Melco Resorts & Entertainment Ltd., ADR	(30,200)	(502,226)
MGM China Holdings Ltd.	(399,600)	(564,600)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Cayman Islands—(concluded)
Minth Group Ltd.	(262,000)	(848,615)
		(2,106,232)
Denmark—(0.29)%
AP Moller - Maersk A/S, Class B	(1,396)	(1,772,631)
Chr Hansen Holding A/S	(3,208)	(324,263)
ISS A/S	(8,341)	(274,281)
Pandora A/S	(5,432)	(339,845)
Vestas Wind Systems A/S	(5,931)	(371,965)
		(3,082,985)
Finland—(0.01)%
Nokia Oyj	(25,655)	(145,291)

France—(1.12)%
Bollore SA	(380,816)	(1,614,042)
Bollore SA7	(1,556)	(7,049)
Carrefour SA	(106,349)	(2,065,824)
Cie Generale des Etablissements Michelin SCA	(5,639)	(579,558)
Getlink	(41,350)	(520,572)
Iliad SA	(2,451)	(283,859)
Imerys SA	(3,098)	(191,238)
Ingenico Group SA	(13,434)	(953,132)
JCDecaux SA	(35,234)	(1,159,721)
Societe BIC SA	(2,589)	(248,084)
Sodexo SA	(32,217)	(3,288,532)
Suez	(24,966)	(361,531)
Unibail-Rodamco-Westfield	(1,605)	(291,374)
Valeo SA	(9,076)	(293,492)
		(11,858,008)
Germany—(0.87)%
Daimler AG	(9,975)	(591,573)
Deutsche Lufthansa AG	(37,805)	(760,480)
E.ON SE	(145,121)	(1,406,361)
GEA Group AG	(32,376)	(984,975)
HeidelbergCement AG	(11,932)	(810,887)
KION Group AG	(13,583)	(795,394)
LANXESS AG	(26,955)	(1,671,855)
RWE AG	(19,710)	(384,428)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Germany—(concluded)
Telefonica Deutschland Holding AG	(71,273)	(277,299)
thyssenkrupp AG	(72,823)	(1,532,122)
		(9,215,374)
Hong Kong—(0.68)%
Bank of East Asia Ltd./The	(76,352)	(247,303)
Link REIT	(59,000)	(522,893)
MTR Corp. Ltd.	(528,932)	(2,563,064)
New World Development Co. Ltd.	(1,025,321)	(1,299,637)
SJM Holdings Ltd.	(756,000)	(610,241)
Wharf Holdings Ltd.	(790,000)	(1,970,479)
		(7,213,617)
Ireland—(0.08)%
Kerry Group PLC, Class A	(6,304)	(646,190)
Paddy Power Betfair PLC	(2,613)	(225,523)
		(871,713)
Isle Of Man—(0.07)%
GVC Holdings PLC	(62,591)	(749,636)

Italy—(0.05)%
Leonardo SpA	(19,620)	(213,114)
Telecom Italia SpA	(515,564)	(303,189)
		(516,303)
Japan—(4.97)%
AEON Financial Service Co. Ltd.	(16,900)	(331,904)
Aeon Mall Co. Ltd.	(40,800)	(755,361)
Alps Electric Co. Ltd.	(13,600)	(323,020)
Calbee, Inc.	(8,700)	(289,139)
Casio Computer Co. Ltd.	(27,100)	(409,496)
Coca-Cola Bottlers Japan, Inc.	(96,400)	(2,524,589)
Daicel Corp.	(133,400)	(1,412,797)
Daiwa House Industry Co. Ltd.	(37,800)	(1,142,023)
Daiwa House REIT Investment Corp.	(1,061)	(2,322,568)
DeNA Co. Ltd.	(75,800)	(1,265,629)
Disco Corp.	(6,700)	(1,067,036)
Hikari Tsushin, Inc.	(1,000)	(174,769)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Japan—(continued)
Hitachi Chemical Co. Ltd.	(69,200)	(1,092,260)
Hitachi Metals Ltd.	(88,800)	(1,048,271)
Iida Group Holdings Co. Ltd.	(104,700)	(1,905,914)
Inpex Corp.	(179,200)	(2,063,814)
Japan Airlines Co. Ltd.	(23,800)	(847,296)
JGC Corp.	(93,300)	(1,811,675)
JSR Corp.	(74,400)	(1,111,698)
Kakaku.com, Inc.	(25,400)	(460,795)
Kansai Paint Co. Ltd.	(47,100)	(697,515)
Keisei Electric Railway Co. Ltd.	(5,300)	(163,225)
Kobayashi Pharmaceutical Co. Ltd.	(5,500)	(360,704)
LINE Corp.	(31,400)	(996,251)
LIXIL Group Corp.	(11,600)	(182,993)
Makita Corp.	(1,200)	(41,530)
Marui Group Co. Ltd.	(34,300)	(738,680)
Maruichi Steel Tube Ltd.	(35,500)	(1,025,657)
Mitsubishi Materials Corp.	(12,700)	(352,293)
Nexon Co. Ltd.	(107,600)	(1,226,336)
Nippon Electric Glass Co. Ltd.	(25,500)	(643,856)
Nippon Paint Holdings Co. Ltd.	(15,900)	(498,130)
Nisshin Seifun Group, Inc.	(30,800)	(614,444)
NOK Corp.	(18,200)	(261,947)
Nomura Real Estate Holdings, Inc.	(50,700)	(952,127)
Nomura Real Estate Master Fund, Inc.	(558)	(723,494)
Rohm Co. Ltd.	(9,400)	(661,461)
SBI Holdings, Inc.	(115,400)	(3,028,310)
Seiko Epson Corp.	(55,700)	(900,402)
Sekisui Chemical Co. Ltd.	(90,200)	(1,417,332)
Sekisui House Ltd.	(25,500)	(375,602)
Shimamura Co. Ltd.	(15,900)	(1,337,271)
SoftBank Group Corp.	(19,300)	(1,547,626)
Sumitomo Metal Mining Co. Ltd.	(4,200)	(132,512)
Sumitomo Rubber Industries Ltd.	(9,200)	(132,494)
Suntory Beverage & Food Ltd.	(6,900)	(281,601)
T&D Holdings, Inc.	(45,500)	(733,500)
Takashimaya Co. Ltd.	(35,500)	(560,021)
TDK Corp.	(16,000)	(1,382,550)
Teijin Ltd.	(20,100)	(349,147)
Toho Co. Ltd.	(30,600)	(999,344)
Tosoh Corp.	(45,700)	(604,689)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Japan—(concluded)
Tsuruha Holdings, Inc.	(2,600)	(270,980)
Yahoo Japan Corp.	(798,200)	(2,511,286)
Yamada Denki Co. Ltd.	(442,200)	(2,084,906)
Yamaguchi Financial Group, Inc.	(81,000)	(856,410)
Yamaha Motor Co. Ltd.	(10,400)	(247,108)
Yamazaki Baking Co. Ltd.	(14,500)	(261,639)
		(52,515,427)
Luxembourg—(0.18)%
RTL Group SA	(2,391)	(153,553)
SES SA	(19,671)	(422,770)
Tenaris SA	(87,619)	(1,303,540)
		(1,879,863)
Mauritius—(0.05)%
Golden Agri-Resources Ltd.	(2,799,400)	(515,357)

Netherlands—(0.62)%
Airbus SE	(27,753)	(3,071,460)
EXOR N.V.	(51,978)	(2,946,000)
Koninklijke Vopak N.V.	(11,261)	(510,191)
		(6,527,651)
New Zealand—(0.07)%
a2 Milk Co. Ltd.	(49,123)	(334,015)
Ryman Healthcare Ltd.	(53,690)	(423,929)
		(757,944)
Portugal—(0.10)%
EDP - Energias de Portugal SA	(294,870)	(1,036,688)

Singapore—(0.73)%
CapitaLand Mall Trust	(892,700)	(1,359,851)
Sembcorp Industries Ltd.	(377,200)	(767,934)
Singapore Airlines Ltd.	(26,000)	(177,945)
Suntec Real Estate Investment Trust	(591,900)	(756,353)
UOL Group Ltd.	(369,800)	(1,609,857)
Venture Corp. Ltd.	(124,400)	(1,375,886)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(concluded)
Singapore—(concluded)
Wilmar International Ltd.	(733,000)	(1,672,223)
		(7,720,049)
Spain—(0.26)%
Ferrovial SA	(117,622)	(2,358,075)
Grifols SA	(13,978)	(398,813)
		(2,756,888)
Sweden—(0.20)%
Electrolux AB, Series B	(30,660)	(637,246)
Husqvarna AB, B Shares	(139,644)	(1,054,752)
Skanska AB, B Shares	(27,324)	(430,112)
		(2,122,110)
Switzerland—(0.86)%
Baloise Holding AG	(19,223)	(2,752,278)
Clariant AG	(27,148)	(585,199)
Dufry AG	(25,008)	(2,819,499)
Lonza Group AG	(3,273)	(1,029,200)
Swiss Life Holding AG	(5,009)	(1,890,902)
		(9,077,078)
United Kingdom—(0.28)%
Babcock International Group PLC	(179,632)	(1,403,350)
Kingfisher PLC	(362,050)	(1,178,681)
Micro Focus International PLC	(25,963)	(404,371)
		(2,986,402)
Total common stocks (proceeds—$159,041,110)		(141,576,555)

Preferred stocks—(0.09)%
Germany—(0.09)%
Sartorius AG	(1,719)	(249,219)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Investments sold short—(concluded)
Preferred stocks—(concluded)
Germany—(concluded)
Volkswagen AG	(4,039)	(680,544)
Total preferred stocks (proceeds—$935,049)		(929,763)
Total investments sold short (proceeds—$159,976,159)		(142,506,318)
Liabilities in excess of other assets—(2.11)%		(22,330,122)
Net assets—100.00%		$1,057,689,429

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
BB	USD	281,497	JPY	31,778,967	11/02/18	144
BNY	USD	239,554	JPY	26,911,367	11/01/18	(1,052)
BNY	USD	170,891	JPY	19,320,913	11/02/18	341
						(567)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	1,177,160,716	—	—	1,177,160,716
Preferred stocks	5,057,929	—	—	5,057,929
Right	61,892	—	—	61,892
Short-term investment	—	30,883,450	—	30,883,450
Investment of cash collateral from securities loaned	—	9,361,882	—	9,361,882
Forward foreign currency contracts	—	485	—	485
Total	1,182,280,537	40,245,817	—	1,222,526,354

Liabilities
Investments sold short	(142,506,318)	—	—	(142,506,318)
Forward foreign currency contracts	—	(1,052)	—	(1,052)
Total	(142,506,318)	(1,052)	—	(142,507,370)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

At October 31, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*                 Non-income producing security.

†                 Amount represents less than 0.005%.

1                 Security, or portion thereof, pledged as collateral for investments sold short.

2                 Security, or portion thereof, was on loan at the period end.

3                 Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $14,049,142, represented 1.33% of the Fund’s net assets at period end.

4                 Security is traded on the London Exchange.

5                 Security is traded on the Amsterdam Exchange.

6                 Includes $17,220,334 of investments in securities on loan, at value plus accrued interest and dividends, if any. The portfolio includes non-cash collateral of $1,116,855 and cash collateral of $16,446,549 of which $6,747,226 was pledged back to State Street Bank and Trust Company for the financing of short sales.

7                 Illiquid investment at period end. Illiquid assets, in the amount of $(7,049), represented (0.00)% of the Fund’s net assets at period end.

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2018

Common stocks
Aerospace & defense	1.02%
Auto components	0.49
Automobiles	1.92
Banks	14.57
Beverages	0.81
Capital markets	0.56
Chemicals	3.24
Construction & engineering	0.92
Construction materials	0.33
Consumer finance	0.81
Diversified consumer services	0.92
Diversified financial services	0.40
Diversified telecommunication services	1.02
Electric utilities	0.21
Electrical equipment	0.20
Electronic equipment, instruments & components	1.14
Equity real estate investment trusts	0.77
Food & staples retailing	2.45
Food products	2.86
Gas utilities	0.64
Health care providers & services	0.65
Hotels, restaurants & leisure	2.77
Household durables	1.49
Household products	0.92
Independent power and renewable electricity producers	0.70
Industrial conglomerates	0.58
Insurance	4.42
Interactive media & services	4.68
Internet & direct marketing retail	3.07
IT services	2.53
Machinery	0.20
Media	1.31
Metals & mining	4.31
Multi-utilities	0.17
Oil, gas & consumable fuels	5.35
Paper & forest products	0.97
Personal products	0.58
Pharmaceuticals	3.33
Real estate management & development	1.24
Semiconductors & semiconductor equipment	6.39

Common stocks—(concluded)
Software	0.52%
Specialty retail	0.20
Technology hardware, storage & peripherals	4.28
Textiles, apparel & luxury goods	1.75
Thrifts & mortgage finance	2.68
Trading companies & distributors	0.23
Transportation infrastructure	1.95
Wireless telecommunication services	3.06
Total common stocks	95.61
Preferred stocks
Banks	1.66
Chemicals	0.26
Diversified telecommunication services	0.30
Food & staples retailing	0.28
Insurance	0.27
Total preferred stocks	2.77
Short-term investment
Investment company	1.70
Investment of cash collateral from securities loaned	1.65
Total investments	101.73
Liabilities in excess of other assets	(1.73)
Net assets	100.00%

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—95.61%
Argentina—0.22%
YPF SA, ADR*	57,878	868,170

Bermuda—1.46%
Brilliance China Automotive Holdings Ltd.[1]	670,000	584,396
Credicorp Ltd.	16,947	3,825,107
Haier Electronics Group Co. Ltd.*	636,000	1,328,455
Total Bermuda common stocks		5,737,958

Brazil—6.28%
AMBEV SA, ADR	343,289	1,486,441
B3 SA - Brasil Bolsa Balcao	243,700	1,737,955
Banco Santander Brasil SA	126,900	1,438,984
BB Seguridade Participacoes SA	205,700	1,463,640
Companhia de Concessoes Rodoviarias SA	556,645	1,640,843
Embraer SA, ADR	179,303	3,993,078
Hypera SA	339,600	2,717,530
Itau Unibanco Holdings SA, PRF ADR	136,265	1,794,610
Kroton Educacional SA	553,900	1,699,728
MRV Engenharia e Participacoes SA	258,200	876,971
Raia Drogasil SA	95,200	1,607,004
Suzano Papel e Celulose SA	287,900	2,928,124
Vale SA	80,656	1,229,075
Total Brazil common stocks		24,613,983

Cayman Islands—14.06%
58.com, Inc., ADR*	20,988	1,376,603
Agile Group Holdings Ltd.	962,000	1,096,702
Alibaba Group Holding Ltd., ADR*,2	76,893	10,940,336
Anta Sports Products Ltd.	513,000	2,106,440
Autohome, Inc., ADR[2]	19,226	1,391,578
Baidu, Inc., ADR*	7,283	1,384,207
China Evergrande Group	486,000	1,158,921
China Medical System Holdings Ltd.	1,209,000	1,438,414
China State Construction International Holdings Ltd.	1,505,750	1,073,348
Ctrip.com International Ltd., ADR*	33,491	1,114,581
ENN Energy Holdings Ltd.	186,000	1,580,844
Hengan International Group Co. Ltd.	150,500	1,191,802
Huazhu Group Ltd.[2]	55,258	1,445,549
New Oriental Education & Technology Group, Inc., ADR*	18,922	1,107,126
Sands China Ltd.	706,800	2,785,037
Shenzhou International Group Holdings Ltd.	323,000	3,566,944

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Cayman Islands—(concluded)
Shimao Property Holdings Ltd.	456,500	892,981
Sunny Optical Technology Group Co. Ltd.	49,000	424,894
TAL Education Group, ADR*	27,134	786,343
Tencent Holdings Ltd.	365,100	12,430,798
Tingyi Cayman Islands Holding Corp.	646,000	955,579
Tongda Group Holdings Ltd.[2]	5,760,000	741,856
WH Group Ltd.[3]	5,897,500	4,128,728
Total Cayman Islands common stocks		55,119,611

Chile—0.28%
Sociedad Quimica y Minera de Chile SA, ADR[2]	24,923	1,091,877

China—11.25%
Agricultural Bank of China Ltd., Class H	3,274,000	1,436,194
Anhui Conch Cement Co. Ltd., Class H	251,000	1,296,297
Bank of China Ltd., Class H	2,706,000	1,152,525
Bank of Communications Co. Ltd., Class H	1,680,000	1,259,687
China CITIC Bank Corp. Ltd., Class H	2,108,000	1,303,732
China Communications Services Corp. Ltd., Class H	1,152,000	931,360
China Construction Bank Corp., Class H	7,811,000	6,195,451
China Huarong Asset Management Co. Ltd., Class H3	2,613,000	473,155
China International Travel Service Corp. Ltd., Class A	197,600	1,520,937
China Pacific Insurance Group Co. Ltd., Class H	199,600	743,223
China Petroleum & Chemical Corp., Class H	1,892,000	1,534,455
China Shenhua Energy Co. Ltd., Class H	592,500	1,341,860
Dongfeng Motor Group Co. Ltd., Class H	320,000	315,024
Guangzhou R&F Properties Co. Ltd., Class H	527,200	826,907
Huaneng Power International, Inc., Class H	1,756,000	978,547
Industrial & Commercial Bank of China Ltd., Class H	1,386,000	936,731
Jiangsu Expressway Co. Ltd., Class H	826,000	1,108,082
Jiangsu Hengrui Medicine Co. Ltd., Class A	163,304	1,441,944
Kweichow Moutai Co. Ltd., Class A	21,400	1,684,298
Midea Group Co. Ltd., Class A1	493,900	2,623,142
Ping An Insurance (Group) Co. of China Ltd., Class H	1,062,000	10,001,173
Postal Savings Bank of China Co. Ltd., Class H3	1,806,000	1,077,803
SAIC Motor Corp. Ltd., Class A	357,897	1,391,232
Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,440,000	631,680
Sinopharm Group Co. Ltd., Class H	261,600	1,260,972

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
China—(concluded)
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H3	194,800	666,974
Total China common stocks		44,133,385

Hong Kong—3.95%
China Mobile Ltd.	498,500	4,659,562
China Resources Power Holdings Co. Ltd.	1,002,911	1,762,331
China Traditional Chinese Medicine Holdings Co. Ltd.	1,714,000	1,090,655
CITIC Ltd.	792,000	1,187,704
CNOOC Ltd.	2,203,000	3,781,251
CSPC Pharmaceutical Group Ltd.	1,422,000	2,999,239
Total Hong Kong common stocks		15,480,742

Hungary—0.88%
OTP Bank Nyrt	95,600	3,435,120

India—13.49%
Asian Paints Ltd.	63,418	1,055,237
Bajaj Auto Ltd.	58,836	2,063,736
Bajaj Finance Ltd.	65,506	2,110,641
Britannia Industries Ltd.	13,943	1,064,246
HCL Technologies Ltd.	161,666	2,307,859
HDFC Bank Ltd.	84,791	2,192,159
HDFC Standard Life Insurance Co. Ltd.[3]	212,134	1,068,057
Hindalco Industries Ltd.	425,559	1,268,418
Hindustan Petroleum Corp. Ltd.	200,893	608,968
Hindustan Unilever Ltd.	111,928	2,454,711
Housing Development Finance Corp.	261,002	6,244,882
Indiabulls Housing Finance Ltd.	377,817	4,264,333
IndusInd Bank Ltd.	76,664	1,477,502
Infosys Ltd.	500,088	4,642,104
JSW Steel Ltd.	306,600	1,407,263
Jubilant Foodworks Ltd.	55,486	813,024
Larsen & Toubro Ltd.	38,160	669,587
Lupin Ltd.	166,027	1,988,080
Mahindra & Mahindra Ltd.	111,037	1,150,163
Maruti Suzuki India Ltd.	22,577	2,020,129
MRF Ltd.	1,253	1,092,930
NIIT Technologies Ltd.	75,004	1,245,130
Petronet LNG Ltd.	278,777	850,902
Power Grid Corp. of India Ltd.	323,827	814,330

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
India—(concluded)
RBL Bank Ltd.[3]	111,769	792,790
Tata Consultancy Services Ltd.	57,384	1,504,075
Tech Mahindra Ltd.	147,459	1,483,464
UPL Ltd.	136,040	1,240,633
Vedanta Ltd.[1,4]	1,058,038	3,021,228
Total India common stocks		52,916,581

Indonesia—2.54%
Perusahaan Gas Negara Persero Tbk	6,481,800	946,528
PT Bank Mandiri Persero Tbk	2,290,100	1,031,882
PT Bank Rakyat Indonesia Persero Tbk	17,966,300	3,722,667
PT Telekomunikasi Indonesia Persero Tbk	7,884,100	1,996,631
PT Unilever Indonesia Tbk	405,500	1,152,951
PT United Tractors Tbk	507,000	1,117,218
Total Indonesia common stocks		9,967,877

Malaysia—1.23%
AMMB Holdings Berhad	1,161,500	1,054,774
Genting Berhad	445,100	780,747
Genting Malaysia Berhad	1,676,600	1,799,004
Malayan Banking Berhad	526,658	1,194,404
Total Malaysia common stocks		4,828,929

Mexico—2.79%
Alsea SAB de C.V.	215,800	551,790
Fibra Uno Administracion SA de C.V.	1,823,434	1,959,586
Grupo Aeroportuario del Centro Norte SAB de C.V.	189,662	992,415
Grupo Aeroportuario del Pacifico SAB de C.V.	196,400	1,624,803
Grupo Financiero Banorte SAB de C.V., Class O	687,416	3,782,044
Wal-Mart de Mexico SAB de C.V.	791,339	2,021,078
Total Mexico common stocks		10,931,716

Netherlands—0.45%
Yandex N.V.*	58,048	1,748,986

Papua New Guinea—0.27%
Oil Search Ltd.	195,269	1,074,434

Philippines—0.29%
PLDT, Inc.	44,386	1,153,099

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Poland—0.27%
Powszechna Kasa Oszczednosci Bank Polski SA	103,162	1,073,520

Qatar—0.34%
Qatar Electricity & Water Co.	12,576	648,937
Qatar National Bank	12,762	683,491
Total Qatar common stocks		1,332,428

Romania—0.10%
Societatea Nationala de Gaze Naturale ROMGAZ SA, GDR[4]	48,692	389,536

Russia—3.06%
Gazprom PAO, ADR[2,5]	551,070	2,590,029
Gazprom PAO, ADR[6]	345,340	1,636,221
Lukoil PJSC, ADR[5,6]	22,630	1,690,461
Lukoil PJSC, ADR[2,5]	26,163	1,952,806
MMC Norilsk Nickel PJSC, ADR[2]	89,619	1,483,194
MMC Norilsk Nickel PJSC, ADR	38,331	635,528
Mobile TeleSystems, ADR	142,486	1,141,313
Severstal PJSC, GDR	57,325	889,111
Total Russia common stocks		12,018,663

Singapore—0.23%
BOC Aviation Ltd.[3]	126,500	904,153

South Africa—4.23%
Aspen Pharmacare Holdings Ltd.	66,593	704,186
Bid Corp. Ltd.	110,129	2,065,521
Bidvest Group Ltd./The	86,104	1,072,587
Capitec Bank Holdings Ltd.[2]	29,163	1,958,374
FirstRand Ltd.	362,389	1,579,748
Growthpoint Properties Ltd.	686,102	1,053,395
Mondi Ltd.	37,193	889,657
Naspers Ltd., N Shares	29,253	5,141,072
Rand Merchant Investment Holdings Ltd.	447,744	1,042,232
Sasol Ltd.	33,349	1,094,114
Total South Africa common stocks		16,600,886

South Korea—11.19%
Daelim Industrial Co. Ltd.	16,045	1,070,089
DB Insurance Co. Ltd.	14,183	893,633

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
South Korea—(concluded)
Doosan Infracore Co. Ltd.*,2	118,629	801,582
Douzone Bizon Co. Ltd.	21,048	800,694
Hankook Tire Co. Ltd.	22,956	833,994
Hotel Shilla Co. Ltd.	12,506	782,482
Hyundai Marine & Fire Insurance Co. Ltd.	24,362	893,626
Hyundai Steel Co.	23,739	869,732
Industrial Bank of Korea	85,763	1,117,617
Kangwon Land, Inc.	46,018	1,158,981
Korea Zinc Co. Ltd.	5,379	1,788,988
LG Chem Ltd.	17,066	5,196,702
LG Electronics, Inc.	17,942	996,647
LG Household & Health Care Ltd.	1,189	1,089,304
LG Uplus Corp.	76,823	1,088,756
Samsung Electronics Co. Ltd.	377,741	14,054,862
Samsung SDI Co. Ltd.	5,823	1,203,384
Shinhan Financial Group Co. Ltd.	119,583	4,465,146
SK Hynix, Inc.	33,999	2,034,779
SK Telecom Co. Ltd.	11,630	2,735,150
Total South Korea common stocks		43,876,148

Taiwan—10.67%
ASE Technology Holding Co. Ltd.*	1,005,000	2,026,694
Catcher Technology Co. Ltd.	125,000	1,258,362
Chinatrust Financial Holding Co. Ltd.	1,805,934	1,205,201
Far EasTone Telecommunications Co. Ltd.	381,000	907,465
Feng TAY Enterprise Co. Ltd.	200,000	1,202,211
Formosa Chemicals & Fibre Corp.	353,000	1,277,704
Gigabyte Technology Co. Ltd.	550,000	718,983
Mega Financial Holding Co. Ltd.	1,457,118	1,231,414
Nan Ya Plastics Corp.	443,000	1,100,950
Nanya Technology Corp.	518,000	860,460
President Chain Store Corp.	98,000	1,105,323
Shin Kong Financial Holding Co. Ltd.	3,682,276	1,207,869
Synnex Technology International Corp.	686,000	738,254
Taiwan Semiconductor Manufacturing Co. Ltd.	1,572,156	11,889,103
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	192,164	7,321,449
Tripod Technology Corp.	261,000	630,084
Uni-President Enterprises Corp.	1,621,000	3,923,760
Unimicron Technology Corp.	1,519,000	738,809
United Microelectronics Corp.	2,454,000	935,824
Walsin Lihwa Corp.	1,598,000	792,725

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Taiwan—(concluded)
Wistron Corp.	1,252,755	765,183
Total Taiwan common stocks		41,837,827

Thailand—3.49%
Advanced Info Service PCL, NVDR	237,600	1,404,815
Airports of Thailand PCL	1,179,100	2,276,392
Bangkok Dusit Medical Services PCL	1,764,700	1,304,228
CP ALL PCL	1,034,300	2,098,241
Kasikornbank Public Co. Ltd., NVDR	186,100	1,119,968
Land & Houses PCL	2,866,000	890,492
Muangthai Capital PCL	670,200	1,056,348
PTT Exploration and Production PCL, NVDR	370,100	1,557,434
Thai Union Group PCL	2,281,100	1,142,270
Thanachart Capital PCL, NVDR	528,700	841,295
Total Thailand common stocks		13,691,483

Turkey—1.37%
BIM Birlesik Magazalar A.S.	49,452	702,463
Eregli Demir ve Celik Fabrikalari TAS	655,458	1,062,410
Tekfen Holding A.S.	210,269	799,004
Turkiye Garanti Bankasi A.S.	1,057,827	1,322,852
Turkiye Halk Bankasi A.S.	918,428	1,013,794
Yapi ve Kredi Bankasi A.S.*	1,618,366	469,041
Total Turkey common stocks		5,369,564

United Arab Emirates—0.39%
First Abu Dhabi Bank PJSC	403,724	1,518,987

United Kingdom—0.48%
Anglo American PLC	87,007	1,863,030

United States—0.35%
Southern Copper Corp.	35,680	1,367,971
Total common stocks (cost—$391,203,872)		374,946,664

Preferred stocks—2.77%
Brazil—2.51%
Cia Brasileira de Distribuicao	53,400	1,122,383
Itau Unibanco Holding SA	224,080	2,965,455

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Preferred stocks—(concluded)
Brazil—(concluded)
Itausa - Investimentos Itau SA	1,172,030	3,539,867
Sul America SA	156,800	1,044,912
Telefonica Brasil SA	101,000	1,172,973
Total Brazil preferred stocks		9,845,590

Chile—0.26%
Sociedad Quimica y Minera de Chile SA, Class B	23,726	1,024,608

Total preferred stocks (cost—$9,957,208)		10,870,198

Short-term investment—1.70%
Investment company—1.70%
State Street Institutional U.S. Government Money Market Fund (cost—$6,663,603)	6,663,603	6,663,603

Investment of cash collateral from securities loaned—1.65%
Money market fund—1.65%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$6,494,908)	6,494,908	6,494,908
Total investments (cost—$414,319,591)[7]—101.73%		398,975,373
Liabilities in excess of other assets—(1.73)%		(6,802,318)
Net assets—100.00%		$392,173,055

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments.

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2018 (unaudited)

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	374,946,664	—	—	374,946,664
Preferred stocks	10,870,198	—	—	10,870,198
Short-term investment	—	6,663,603	—	6,663,603
Investment of cash collateral from securities loaned	—	6,494,908	—	6,494,908
Total	385,816,862	13,158,511	—	398,975,373

At October 31, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*                           Non-income producing security.

1                           Security is being fair valued by a valuation committee under the direction of the board of trustees.

2                           Security, or portion thereof, was on loan at the period end.

3                           Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $9,111,660, represented 2.32% of the Fund’s net assets at period end.

4                           Illiquid investment at period end. Illiquid assets, in the amount of $3,410,764, represented 0.87% of the Fund’s net assets at period end.

5                           Security is traded on the Turquoise Exchange.

6                           Security is traded on the over-the-counter (“OTC”) market.

7                           Includes $19,332,212 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $12,778,478 and cash collateral of $6,494,908.

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2018

Common stocks
Apartments	11.72%
Diversified	24.79
Health care	7.62
Hotels	4.25
Hotels & motels	2.24
Office property	13.69
Real estate management/service	7.39
Real estate operations/development	8.76
Regional malls	7.87
Shopping centers	2.40
Storage	4.62
Warehouse/industrial	3.73
Total common stocks	99.08
Short-term investment
Investment company	1.23
Total investments	100.31
Liabilities in excess of other assets	(0.31)
Net assets	100.00%

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—99.08%
Australia—5.82%
Dexus	469,196	3,389,064
GPT Group/The	1,098,000	4,012,152
Total Australia common stocks		7,401,216

Bermuda—1.84%
Hongkong Land Holdings Ltd.	395,400	2,340,768

Canada—1.51%
Granite Real Estate Investment Trust	46,438	1,917,558

Cayman Islands—2.95%
CK Asset Holdings Ltd.	92,100	597,796
Soho China Ltd.	2,899,400	983,480
Wharf Real Estate Investment Co. Ltd.	349,456	2,163,504
Total Cayman Islands common stocks		3,744,780

France—1.89%
Gecina SA	16,400	2,409,238

Germany—4.85%
Alstria Office REIT-AG	129,805	1,870,141
Vonovia SE	93,815	4,295,013
Total Germany common stocks		6,165,154

Japan—13.02%
Activia Properties, Inc.	232	962,255
Advance Residence Investment Corp.	32	81,734
Daiwa Office Investment Corp.	15	91,594
Hulic Reit, Inc.[1]	411	597,732
Invincible Investment Corp.	4,562	1,888,114
Japan Hotel REIT Investment Corp.	1,558	1,108,764
Kenedix Office Investment Corp.	44	272,575
Mitsubishi Estate Co. Ltd.	318,773	5,100,764
Mitsui Fudosan Co. Ltd.	224,175	5,054,293
Nippon Accommodations Fund, Inc.	305	1,397,483
Total Japan common stocks		16,555,308

Singapore—2.28%
CapitaLand Commercial Trust	1,006,600	1,257,205

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Singapore—(concluded)
City Developments Ltd.	287,500	1,641,790
Total Singapore common stocks		2,898,995

Spain—1.75%
Merlin Properties Socimi SA	177,099	2,222,551

United Kingdom—9.03%
British Land Co. PLC/The	363,500	2,750,585
Great Portland Estates PLC	149,492	1,333,170
Land Securities Group PLC	531,200	5,793,058
Tritax Big Box REIT PLC	511,300	933,914
Tritax EuroBox PLC*,2	529,100	672,914
Total United Kingdom common stocks		11,483,641

United States—54.14%
AvalonBay Communities, Inc.	23,600	4,138,968
Boston Properties, Inc.	31,300	3,779,788
Cousins Properties, Inc.	184,700	1,534,857
CubeSmart	46,200	1,338,876
Digital Realty Trust, Inc.	17,700	1,827,702
EPR Properties	19,300	1,326,682
Equinix, Inc.	3,100	1,174,094
Essex Property Trust, Inc.	10,801	2,708,675
Extended Stay America, Inc.	73,800	1,201,464
Federal Realty Investment Trust	11,400	1,414,170
HCP, Inc.	111,200	3,063,560
Highwoods Properties, Inc.	45,000	1,918,800
Hudson Pacific Properties, Inc.	106,200	3,217,860
Kilroy Realty Corp.	48,300	3,326,904
MGM Growth Properties LLC, Class A	45,000	1,273,050
Mid-America Apartment Communities, Inc.	47,900	4,680,309
Park Hotels & Resorts, Inc.	43,322	1,259,371
Physicians Realty Trust	117,400	1,946,492
Prologis, Inc.	59,100	3,810,177
Public Storage	22,100	4,540,887
RLJ Lodging Trust	90,800	1,765,152
Simon Property Group, Inc.	54,491	10,000,188
SITE Centers Corp.	131,850	1,638,895
Ventas, Inc.	41,400	2,402,856
VEREIT, Inc.	172,200	1,262,226

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
Welltower, Inc.	34,400	2,272,808
Total United States common stocks		68,824,811
Total common stocks (cost—$132,692,893)		125,964,020

Short-term investment—1.23%
Investment company—1.23%
State Street Institutional U.S. Government Money Market Fund (cost—$1,558,926)	1,558,926	1,558,926
Total investments (cost—$134,251,819)[3]—100.31%		127,522,946
Liabilities in excess of other assets—(0.31)%		(390,138)
Net assets—100.00%		$127,132,808

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments.

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	125,964,020	—	—	125,964,020
Short-term investment	—	1,558,926	—	1,558,926
Total	125,964,020	1,558,926	—	127,522,946

At October 31, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*                 Non-income producing security.

1                 Security, or portion thereof, was on loan at the period end.

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – October 31, 2018 (unaudited)

2                 Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $672,914, represented 0.53% of the Fund’s net assets at period end.

3                 Includes $583,621 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non cash collateral of $601,231.

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2018

Common stocks
Aerospace & defense	2.56%
Air freight & logistics	0.55
Airlines	0.89
Auto components	0.19
Automobiles	0.04
Banks	2.28
Beverages	1.06
Biotechnology	0.39
Building products	0.08
Capital markets	0.47
Chemicals	1.02
Commercial services & supplies	0.46
Communications equipment	0.88
Construction & engineering	0.35
Construction materials	0.07
Containers & packaging	0.03
Diversified consumer services	0.03
Diversified financial services	0.81
Diversified telecommunication services	0.85
Electric utilities	0.65
Electrical equipment	0.26
Electronic equipment, instruments & components	0.24
Energy equipment & services	0.11
Entertainment	1.11
Equity real estate investment trusts	3.32
Food & staples retailing	0.33
Food products	0.24
Gas utilities	0.04
Health care equipment & supplies	1.94
Health care providers & services	0.60
Hotels, restaurants & leisure	2.06
Household durables	0.14
Independent power and renewable electricity producers	0.26
Industrial conglomerates	0.41
Insurance	0.65
Interactive media & services	0.34
Internet & direct marketing retail	0.98
IT services	1.71
Leisure products	0.10
Life sciences tools & services	0.04
Machinery	0.43
Media	0.24

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2018

Common stocks—(concluded)
Metals & mining	0.87%
Mortgage real estate investment trusts	0.48
Multi-utilities	0.09
Multiline retail	0.42
Oil, gas & consumable fuels	3.59
Paper & forest products	0.26
Personal products	0.48
Pharmaceuticals	0.11
Professional services	0.85
Real estate management & development	0.61
Road & rail	1.90
Semiconductors & semiconductor equipment	0.75
Software	0.95
Specialty retail	0.96
Technology hardware, storage & peripherals	0.27
Textiles, apparel & luxury goods	1.65
Trading companies & distributors	0.42
Transportation infrastructure	0.14
Wireless telecommunication services	0.21
Total common stocks	44.22
Preferred stocks
Aerospace & defense	0.01
Automobiles	0.06
Health care equipment & supplies	0.02
Total preferred stocks	0.09
Investment companies	11.41
US government obligations	2.63
Corporate notes
Banks	0.06
Oil & gas	0.14
Real estate	0.07
Total corporate notes	0.27

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2018

Non-US government obligations	4.06%
Certificates of deposit	2.27
Commercial paper	2.09
Time deposits	1.31
Short-term US government obligations	6.56
Short-term investment
Investment company	28.64
Options purchased
Call options	0.40
Put options	0.19
Total options purchased	0.59
Swaptions purchased
Call swaptions	0.13
Put swaptions	1.33
Total swaptions purchased	1.46
Foreign exchange options purchased
Call options	0.02
Put options	0.07
Total foreign exchange options purchased	0.09

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2018

Investments sold short
Common stocks
Airlines	(0.31)%
Auto components	(0.04)
Banks	(0.11)
Biotechnology	(0.85)
Building products	(0.19)
Capital markets	(0.80)
Chemicals	(0.29)
Commercial services & supplies	(0.20)
Consumer finance	(0.01)
Diversified telecommunication services	(0.12)
Electric utilities	(0.22)
Electrical equipment	(0.21)
Electronic equipment, instruments & components	(0.13)
Energy equipment & services	(0.16)
Entertainment	(0.47)
Equity real estate investment trusts	(0.48)
Food & staples retailing	(0.17)
Food products	(0.07)
Gas utilities	(0.18)
Health care providers & services	(0.08)
Hotels, restaurants & leisure	(0.17)
Household durables	(0.16)
Household products	(0.11)
Industrial conglomerates	(0.27)
Insurance	(0.01)
Interactive media & services	(0.04)
IT services	(0.31)
Machinery	(0.22)
Marine	(0.13)
Media	(0.33)
Metals & mining	(0.77)
Multi-utilities	(0.07)
Oil, gas & consumable fuels	(1.08)
Paper & forest products	(0.11)
Pharmaceuticals	(0.12)
Professional services	(0.06)
Road & rail	(0.27)
Semiconductors & semiconductor equipment	(0.26)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2018

Investments sold short—(concluded)
Software	(0.28)%
Specialty retail	(0.12)
Technology hardware, storage & peripherals	(0.06)
Textiles, apparel & luxury goods	(0.13)
Trading companies & distributors	(0.12)
Investment companies	(4.58)
Total investments sold short	(14.87)
Other assets in excess of liabilities	9.18
Net assets	100.00%

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—44.22%
Australia—0.24%
Aristocrat Leisure Ltd.	10,993	206,294
Aurizon Holdings Ltd.	16,363	48,667
Caltex Australia Ltd.	22,302	446,315
Coca-Cola Amatil Ltd.	13,015	91,336
Flight Centre Travel Group Ltd.	1,213	39,857
Medibank Pvt Ltd.	146,682	289,805
Treasury Wine Estates Ltd.	28,044	300,274
Total Australia common stocks		1,422,548

Austria—0.04%
OMV AG	2,363	131,494
Raiffeisen Bank International AG	2,245	61,281
voestalpine AG	1,848	65,704
Total Austria common stocks		258,479

Belgium—0.15%
Ageas	3,189	159,687
Groupe Bruxelles Lambert SA	1,337	124,450
Solvay SA	1,215	138,511
UCB SA	2,094	175,938
Umicore SA	6,358	299,506
Total Belgium common stocks		898,092

Bermuda—0.47%
Brookfield Business Pt Unit Ltd.[1]	11,990	473,125
Brookfield Property Partners LP1	73,772	1,426,743
First Pacific Co. Ltd.	102,000	45,654
IHS Markit Ltd.*	1,119	58,781
Kerry Properties Ltd.	39,000	122,591
Li & Fung Ltd.	368,000	72,737
Marvell Technology Group Ltd.	16,231	266,351
VEON Ltd., ADR	77,578	217,994
Yue Yuen Industrial Holdings Ltd.	29,500	80,691
Total Bermuda common stocks		2,764,667

British Virgin Islands—0.22%
Michael Kors Holdings Ltd.*,1	24,005	1,330,117

Canada—6.28%
Agellan Commercial Real Estate Investment Trust[1]	6,480	63,449
Air Canada*,1	120,444	2,285,458
Alimentation Couche-Tard, Inc., Class B1	20,178	963,645

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Canada—(continued)
ATS Automation Tooling Systems, Inc.*,1	49,075	721,708
Badger Daylighting Ltd.[1]	52,953	1,069,961
Baytex Energy Corp.*,1	105,573	215,369
Black Diamond Group Ltd.*,1	113,355	267,791
Bombardier, Inc., Class B*,1	102,493	248,359
CAE, Inc.	7,300	128,760
Canadian Natural Resources Ltd.[1]	14,218	388,436
Canadian Pacific Railway Ltd.[1]	7,565	1,550,825
Canadian Western Bank[1]	14,664	341,078
CCL Industries, Inc., Class B1	1,038	43,666
CGI Group, Inc., Class A*,1	42,416	2,618,686
Chorus Aviation, Inc.[1]	118,945	624,338
CI Financial Corp.	6,600	97,612
Colliers International Group, Inc.[1]	10,491	712,443
Cominar Real Estate Investment Trust[1]	60,760	504,468
Constellation Software, Inc.	1,800	1,238,800
Cott Corp.[1]	13,944	209,718
Dorel Industries, Inc., Class B1	11,419	186,666
Element Fleet Management Corp.[1]	134,937	794,380
Empire Co. Ltd.	56,100	1,020,620
Enbridge, Inc.[1]	8,414	262,176
Encana Corp.[1]	24,860	254,566
Enerplus Corp.[1]	43,748	406,419
ERO Copper Corp.*,1	76,247	573,395
Finning International, Inc.[1]	23,607	490,270
Hardwoods Distribution, Inc.[1]	98,020	915,087
Interfor Corp.*,1	62,126	687,116
Kelt Exploration Ltd.*,1	137,015	632,801
Keyera Corp.[1]	23,525	586,137
Kinaxis, Inc.*,1	6,971	470,646
Kirkland Lake Gold Ltd.[1]	13,126	257,545
Knight Therapeutics, Inc.*,1	40,762	243,374
Mav Beauty Brands, Inc.*,1	53,225	509,427
Northland Power, Inc.[1]	94,426	1,452,487
Nutrien Ltd.[1]	3,876	205,157
Parkland Fuel Corp.[1]	23,144	777,239
Pinnacle Renewable Holdings[1]	16,600	182,588
Power Corp. of Canada	78,200	1,614,551
Pure Multi-Family REIT LP1	59,451	375,732
Restaurant Brands International, Inc.[1]	28,351	1,552,784
RioCan Real Estate Investment Trust	16,700	304,455

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Canada—(concluded)
Rogers Communications, Inc., Class B1	13,818	711,552
SmartCentres Real Estate Investment Trust	2,100	47,984
SNC-Lavalin Group, Inc.[1]	4,608	164,515
Spin Master Corp.*,1,2	15,031	534,811
Stars Group, Inc./The*	71,915	1,493,674
Stelco Holdings, Inc.[1]	46,596	694,100
Tidewater Midstream and Infrastructure Ltd.[1]	326,148	354,280
Toronto-Dominion Bank/The[1]	27,292	1,513,614
Tree Island Steel Ltd.[1]	85,590	150,837
Trinidad Drilling Ltd.*,1	215,956	272,313
Troilus Gold Corp.*,1	132,790	50,435
Waste Connections, Inc.[1]	20,666	1,579,709
West Fraser Timber Co. Ltd.	14,600	733,521
Total Canada common stocks		37,351,533

Cayman Islands—0.18%
Anta Sports Products Ltd.	24,610	101,051
Ctrip.com International Ltd., ADR*	6,389	212,626
GDS Holdings Ltd., ADR*	6,653	156,146
Shenzhou International Group Holdings Ltd.	38,451	424,621
Tencent Holdings Ltd.	4,423	150,593
Total Cayman Islands common stocks		1,045,037

Denmark—0.58%
Coloplast A/S, Class B	471	43,976
DSV A/S	17,799	1,431,075
Pandora A/S	27,307	1,708,423
Tryg A/S	9,292	224,580
William Demant Holding A/S*	1,224	40,287
Total Denmark common stocks		3,448,341

Finland—0.14%
Elisa Oyj	2,493	99,253
Fortum Oyj	7,244	152,570
Kone Oyj, Class B	4,711	229,551
Nokian Renkaat Oyj	2,277	72,420
Stora Enso Oyj, R Shares	10,139	152,794
Wartsila Oyj Abd	7,526	128,334
Total Finland common stocks		834,922

France—0.88%
Accor SA	3,448	157,855

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
France—(concluded)
Aeroports de Paris	464	97,174
Alstom SA	2,653	116,140
Arkema SA	1,187	124,739
Bureau Veritas SA	4,386	99,108
Edenred	3,963	150,506
Eiffage SA	1,623	158,865
Electricite de France SA	8,126	135,114
Faurecia SA	1,218	59,197
Gecina SA	905	132,949
Getlink	7,698	96,913
Ingenico Group SA	990	70,240
Ipsen SA	605	84,012
Kering SA	415	185,012
Klepierre	3,528	119,880
Natixis SA	15,134	88,553
Orpea	3,433	423,251
Peugeot SA	1,809	43,090
Rexel SA	5,034	64,259
Rubis SCA	1,441	74,589
Safran SA	5,069	654,807
SCOR SE	2,917	135,032
Sodexho SA	1,467	149,743
Suez	6,386	92,475
Teleperformance	957	157,823
Thales SA	2,199	281,449
Total SA	17,558	1,033,332
Ubisoft Entertainment SA*	2,836	255,370
Total France common stocks		5,241,477

Germany—0.96%
Beiersdorf AG	4,049	419,170
Brenntag AG	2,559	133,822
Commerzbank AG*	16,465	155,515
Covestro AG2	23,890	1,545,611
Delivery Hero SE*,2	1,917	77,385
Deutsche Lufthansa AG	62,692	1,261,104
Evonik Industries AG	2,477	76,873
GEA Group AG	2,542	77,335
Hannover Rueck SE	995	134,224
HUGO BOSS AG	2,200	157,434
K+S AG	3,147	58,706

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Germany—(concluded)
KION Group AG	1,102	64,531
LANXESS AG	1,286	79,763
LEG Immobilien AG	1,047	114,628
MTU Aero Engines AG	862	183,357
OSRAM Licht AG	1,598	64,833
ProSiebenSat.1 Media SE	3,859	89,254
Rheinmetall AG	722	62,592
Scout24 AG2	4,864	201,968
Siemens Healthineers AG*,2	2,637	109,287
Symrise AG	2,021	169,759
TUI AG	13,114	217,742
Uniper SE	3,190	92,172
United Internet AG	2,071	85,806
Zalando SE*,2	2,404	93,123
Total Germany common stocks		5,725,994

Ireland—0.19%
Allegion PLC	2,209	189,377
Bank of Ireland Group PLC	15,373	109,088
CRH PLC	7,169	214,611
Eaton Corp. PLC	1,237	88,656
Ingersoll-Rand PLC	700	67,158
Johnson Controls International PLC	2,640	84,401
Kingspan Group PLC	2,551	110,953
Paddy Power Betfair PLC	1,398	120,658
Pentair PLC	500	20,075
Smurfit Kappa Group PLC	3,652	119,047
Total Ireland common stocks		1,124,024

Israel—0.03%
Check Point Software Technologies Ltd.*	1,634	181,374

Italy—0.37%
Atlantia SpA	30,568	614,902
Eni SpA	28,603	508,830
FinecoBank Banca Fineco SpA	6,509	68,165
Leonardo SpA	6,683	72,592
Mediobanca Banca di Credito Finanziario SpA	10,508	92,264
Moncler SpA	3,128	108,768
Prysmian SpA	17,841	346,763
Snam SpA	36,778	152,213
Telecom Italia SpA*	191,488	112,609

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Italy—(concluded)
Terna Rete Elettrica Nazionale SpA	23,350	120,732
Total Italy common stocks		2,197,838

Japan—3.48%
Activia Properties, Inc.	68	282,040
Advance Residence Investment Corp.	138	352,476
AEON REIT Investment Corp.	147	162,197
Alfresa Holdings Corp.	2,000	53,441
Asahi Group Holdings Ltd.	3,847	169,379
Astellas Pharma, Inc.	3,500	54,190
Brother Industries Ltd.	2,500	45,886
Comforia Residential REIT, Inc.	55	131,657
CRE Logistics REIT, Inc.	16	15,102
Daiwa Office Investment Corp.	33	201,507
Dawa House REIT Investment Corp.	177	387,459
Frontier Real Estate Investment Corp.	48	183,985
Fukuoka REIT Corp.	74	111,818
Global One Real Estate Investment Corp.	91	91,778
GLP J-Reit	351	347,469
Hankyu Hanshin REIT, Inc.	61	75,902
Health Care & Medical Investment Corp.	19	19,028
Heiwa Real Estate REIT, Inc.	88	86,335
Hoshino Resorts REIT, Inc.	22	103,337
Hulic Reit, Inc.	102	148,342
Ichigo Hotel REIT Investment Corp.	25	29,490
Ichigo Office REIT Investment	118	96,839
Industrial & Infrastructure Fund Investment Corp.	165	165,680
Invesco Office J-Reit, Inc.	837	118,316
Invincible Investment Corp.	496	205,284
Japan Excellent, Inc.	126	163,481
Japan Hotel REIT Investment Corp.	409	291,068
Japan Logistics Fund, Inc.	95	189,604
Japan Prime Realty Investment Corp.	90	321,443
Japan Real Estate Investment Corp.	142	732,432
Japan Rental Housing Investments, Inc.	162	127,062
Japan Retail Fund Investment Corp.	267	493,134
JXTG Holdings, Inc.	287,639	1,960,845
Kakaku.com, Inc.	10,600	192,300
Kamigumi Co. Ltd.	2,400	49,644
Kenedix Realty Investment Corp.	44	272,575
Kenedix Residential Next Investment Corp.	81	123,759

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(continued)
Kenedix Retail REIT Corp.	53	112,731
Komatsu Ltd.	7,494	195,561
Konica Minolta, Inc.	23,700	235,456
Kyushu Railway Co.	1,600	49,063
LaSalle Logiport REIT	107	98,527
Marimo Regional Revitalization REIT, Inc.	13	12,547
Marubeni Corp.	6,000	48,724
MCUBS MidCity Investment Corp.	160	122,799
Medipal Holdings Corp.	2,500	53,684
Mirai Corp.	34	53,636
Mitsubishi Estate Logistics REIT Investment Corp.	13	28,849
Mitsui & Co. Ltd.	28,900	482,926
Mitsui Fudosan Co. Ltd.	11,302	254,817
Mitsui Fudosan Logistics Park, Inc.	25	72,894
Mixi, Inc.	18,500	404,316
Mori Hills REIT Investment Corp.	163	201,664
Mori Trust Hotel Reit, Inc.	34	41,071
Mori Trust Sogo Reit, Inc.	101	143,218
Nippon Accommodations Fund, Inc.	47	215,350
Nippon Building Fund, Inc.	138	788,851
Nippon Express Co. Ltd.	700	44,357
Nippon Healthcare Investment Corp.	7	10,621
Nippon Prologis REIT, Inc.	190	383,250
NIPPON REIT Investment Corp.	46	149,617
Nomura Real Estate Master Fund, Inc.	419	543,268
NTT DOCOMO, Inc.	5,000	126,047
One REIT, Inc.	17	37,831
Ooedo Onsen Reit Investment Corp.	23	17,571
Orix JREIT, Inc.	282	431,366
Otsuka Corp.	8,900	295,786
Persol Holdings Co. Ltd.	2,200	41,881
Pola Orbis Holdings, Inc.	1,700	45,500
Premier Investment Corp.	135	139,624
Rakuten, Inc.	341,700	2,313,633
Sakura Sogo REIT Investment Corp.	33	25,707
Samty Residential Investment Corp.	27	21,249
Sankyo Co. Ltd.	1,200	45,784
Sekisui House Reit, Inc.	365	228,054
Shionogi & Co. Ltd.	5,566	356,745
Shiseido Co. Ltd.	700	44,276
Showa Shell Sekiyu K.K.	24,000	462,835

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(concluded)
Star Asia Investment Corp.	41	38,226
Starts Proceed Investment Corp.	25	36,137
Sumitomo Corp.	11,600	176,156
Suzuken Co. Ltd.	1,200	60,832
Takara Leben Real Estate Investment Corp.	21	16,322
TDK Corp.	2,195	189,668
Tokyo Electron Ltd.	3,600	500,430
Tokyu REIT, Inc.	95	133,784
Tosei Reit Investment Corp.	25	24,261
United Urban Investment Corp.	312	475,321
West Japan Railway Co.	700	47,006
XYMAX REIT Investment Corp.	15	14,982
Yamada Denki Co. Ltd.	9,400	44,320
ZOZO, Inc.	39,800	959,066
Total Japan common stocks		20,654,481

Jersey—0.13%
Ferguson PLC	683	46,121
Glencore PLC*	141,663	577,354
Shire PLC	2,621	156,804
Total Jersey common stocks		780,279

Luxembourg—0.47%
Aroundtown SA	11,522	95,659
Eurofins Scientific SE	185	93,539
Intelsat SA*	89,510	2,332,631
SES SA	6,350	136,474
Tenaris SA	7,732	115,032
Total Luxembourg common stocks		2,773,335

Netherlands—1.12%
Adyen N.V.*,2	207	133,899
Aegon N.V.	29,707	182,640
Airbus SE	37,452	4,144,860
ASML Holding N.V.	1,508	257,777
ASR Nederland N.V.	12,930	588,150
EXOR N.V.	1,877	106,384
Heineken Holding N.V.	1,677	145,308
InterXion Holding N.V.*	3,274	192,740
Koninklijke DSM N.V.	1,662	145,665
Koninklijke KPN N.V.	54,913	145,293
LyondellBasell Industries N.V., Class A1	495	44,189

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Netherlands—(concluded)
QIAGEN N.V.*	3,823	138,867
Randstad N.V.	8,930	450,604
Total Netherlands common stocks		6,676,376

New Zealand—0.05%
a2 Milk Co. Ltd.*	46,623	317,016

Portugal—0.08%
EDP - Energias de Portugal SA	42,108	148,041
Galp Energia, SGPS SA	19,289	336,345
Total Portugal common stocks		484,386

Singapore—0.13%
Genting Singapore Ltd.	1,122,200	712,945
Yangzijiang Shipbuilding Holdings Ltd.	62,500	55,951
Total Singapore common stocks		768,896

Spain—0.47%
ACS, Actividades de Contruccion y Servicios SA	4,546	170,484
Banco de Sabadell SA	93,181	122,956
Bankia SA	19,776	62,248
Bankinter SA	10,691	87,719
Enagas SA	3,756	99,719
Endesa SA	5,243	109,743
Grifols SA	4,884	139,348
Naturgy Energy Group SA	5,882	144,704
Red Electrica Corp. SA	7,169	148,595
Repsol SA	95,516	1,712,047
Total Spain common stocks		2,797,563

Sweden—0.05%
Lundin Petroleum AB	3,224	98,434
Swedbank AB, A Shares	8,284	186,571
Total Sweden common stocks		285,005

Switzerland—0.52%
Adecco Group AG	36,241	1,775,436
Chocoladefabriken Lindt & Spruengli AG	56	386,437
Credit Suisse Group AG*	13,933	182,887
Swatch Group AG/The	6,574	553,038

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Switzerland—(concluded)
Zurich Insurance Group AG	606	188,452
Total Switzerland common stocks		3,086,250

United Kingdom—1.69%
Anglo American PLC	28,087	601,410
Antofagasta PLC	54,959	551,311
Aston Martin Lagonda Global Holdings PLC*,2	9,011	175,671
BHP Billiton PLC	27,913	557,439
BP PLC	154,043	1,117,001
Cineworld Group PLC	39,889	150,205
Coca-Cola European Partners PLC[1]	64,772	2,946,478
easyJet PLC	51,280	786,553
Nielsen Holdings PLC	1,014	26,344
Prudential PLC	13,041	261,787
Rio Tinto PLC	11,918	579,410
Royal Dutch Shell PLC, A Shares	33,659	1,073,568
Royal Dutch Shell PLC, ADR	2,689	169,918
Royal Dutch Shell PLC, B Shares	21,312	698,732
Tullow Oil PLC*	47,997	138,528
Vodafone Group PLC	103,139	194,875
Total United Kingdom common stocks		10,029,230

United States—25.30%
3M Co.	1,674	318,495
A.O. Smith Corp.	412	18,758
Abbott Laboratories	45,979	3,169,793
AbbVie, Inc.[1]	2,964	230,747
Advanced Disposal Services, Inc.*,1	16,210	439,129
AGNC Investment Corp.[1]	88,655	1,581,605
Alaska Air Group, Inc.	351	21,558
Alphabet, Inc., Class C*	570	613,759
Amazon.com, Inc.*,1	25	39,950
American Airlines Group, Inc.	1,314	46,095
American International Group, Inc.	2,546	105,124
American Tower Corp.	6,060	944,209
AMETEK, Inc.	662	44,407
Amgen, Inc.[1]	1,643	316,754
Annaly Capital Management, Inc.[1]	129,718	1,280,317
Apple, Inc.	2,527	553,059
Archer-Daniels-Midland Co.[1]	10,232	483,462
Arconic, Inc.	1,823	37,062
Avnet, Inc.[1]	1,579	63,271

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Bank of America Corp.[1]	127,364	3,502,511
Baxter International, Inc.	6,297	393,625
Becton, Dickinson and Co.	12,912	2,976,217
Berkshire Hathaway, Inc., Class B*	16,013	3,287,149
Best Buy Co., Inc.[1]	18,681	1,310,659
Bloomin’ Brands, Inc.	32,586	650,091
Boeing Co./The	2,128	755,142
Booking Holdings, Inc.*,1	373	699,218
BorgWarner, Inc.	24,909	981,664
Boston Scientific Corp.*,1	77,771	2,810,645
Broadcom, Inc.	1,761	393,566
Broadridge Financial Solutions, Inc.[1]	17,316	2,024,936
C.H. Robinson Worldwide, Inc.	395	35,167
CarMax, Inc.*,1	14,015	951,759
Carrols Restaurant Group, Inc.*,1	50,183	660,408
Caterpillar, Inc.	1,696	205,759
Celanese Corp.	1,909	185,058
Charles Schwab Corp./The	4,949	228,842
Chevron Corp.	4,555	508,566
Cintas Corp.	303	55,107
Cisco Systems, Inc.[1]	51,914	2,375,066
Citigroup, Inc.[1]	6,953	455,143
Citrix Systems, Inc.*,1	11,340	1,162,010
CME Group, Inc.	1,578	289,153
CMS Energy Corp.	9,027	447,017
Coca-Cola Co./The[1]	33,108	1,585,211
Commercial Metals Co.	26,419	503,546
Constellation Brands, Inc., Class A	4,273	851,310
Copart, Inc.*	663	32,427
CoreSite Realty Corp.	3,597	337,614
Crown Castle International Corp.	5,471	594,917
CSX Corp.[1]	24,161	1,663,726
Cummins, Inc.	466	63,698
CyrusOne, Inc.	6,242	332,262
D.R. Horton, Inc.[1]	18,401	661,700
Darden Restaurants, Inc.[1]	19,275	2,053,751
Deere & Co.	925	125,282
Del Frisco’s Restaurant Group, Inc.*	47,204	318,627
Delta Air Lines, Inc.	1,973	107,982
Digital Realty Trust, Inc.	5,022	518,572
DISH Network Corp., Class A*	39,570	1,216,382

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Dover Corp.	421	34,876
DowDuPont, Inc.	2,910	156,907
DXC Technology Co.[1]	20,729	1,509,693
E*TRADE Financial Corp.[1]	32,332	1,597,847
eBay, Inc.*,1	52,375	1,520,446
Electronic Arts, Inc.*	1,210	110,086
Emerson Electric Co.	1,794	121,777
Entergy Corp.[1]	30,069	2,524,293
Equifax, Inc.	343	34,794
Equinix, Inc.	2,611	988,890
Estee Lauder Cos., Inc./The[1]	13,345	1,834,137
Expeditors International of Washington, Inc.[1]	25,855	1,736,939
Express Scripts Holding Co.*,1	506	49,067
Exxon Mobil Corp.	6,802	541,983
F5 Networks, Inc.*,1	8,374	1,467,795
Fastenal Co.	819	42,105
FedEx Corp.[1]	5,739	1,264,531
First Horizon National Corp.	10,047	162,159
First Republic Bank	2,785	253,407
Flowserve Corp.	373	17,121
Fluor Corp.	401	17,588
Foot Locker, Inc.	40,297	1,899,602
Fortinet, Inc.*,1	19,900	1,635,382
Fortive Corp.	996	73,953
Fortune Brands Home & Security, Inc.	406	18,201
Gaming and Leisure Properties, Inc.	48,378	1,629,855
Gap, Inc./The[1]	55,992	1,528,582
General Dynamics Corp.	15,794	2,725,729
General Electric Co.	24,814	250,621
Gilead Sciences, Inc.[1]	5,425	369,876
Gran Tierra Energy, Inc.*,1	153,424	469,671
Harris Corp.	448	66,622
Hess Corp.	4,956	284,474
HollyFrontier Corp.[1]	18,081	1,219,383
Honeywell International, Inc.	12,001	1,737,985
Huntington Ingalls Industries, Inc.[1]	2,680	585,526
IDEXX Laboratories, Inc.*,1	402	85,272
Illinois Tool Works, Inc.	957	122,084
Imperva, Inc.*	8,636	478,003
Intel Corp.[1]	13,524	634,005
Intercontinental Exchange, Inc.	3,996	307,852

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Intuit, Inc.[1]	222	46,842
J.B. Hunt Transport Services, Inc.	312	34,510
Jacobs Engineering Group, Inc.	405	30,411
Jefferies Financial Group, Inc.[1]	14,817	318,121
Jones Lang LaSalle, Inc.[1]	6,681	883,629
JPMorgan Chase & Co.[1]	43,443	4,736,156
Kansas City Southern[1]	24,314	2,479,055
Keysight Technologies, Inc.*,1	18,985	1,083,664
Kimco Realty Corp.	121,478	1,954,581
KLA-Tencor Corp.[1]	7,198	658,905
Kohl’s Corp.[1]	17,237	1,305,358
Kraft Heinz Co./The	4,000	219,880
L3 Technologies, Inc.	295	55,894
Liberty Media Corp-Liberty Formula One., Class C*	80,267	2,655,232
Lockheed Martin Corp.[1]	3,520	1,034,352
Lululemon Athletica, Inc.*,1	14,934	2,101,662
Macy’s, Inc.[1]	34,798	1,193,223
Madison Square Garden Co./The*	7,832	2,166,488
ManpowerGroup, Inc.[1]	15,660	1,194,701
Marathon Petroleum Corp.	1,353	95,319
Martin Marietta Materials, Inc.	1,275	218,382
Masco Corp.	877	26,310
MasterCard, Inc., Class A1	5,376	1,062,674
Maxim Integrated Products, Inc.[1]	953	47,669
McDonald’s Corp.[1]	14,577	2,578,671
Microsoft Corp.[1]	4,210	449,670
Motorola Solutions, Inc.[1]	386	47,308
NCR Corp.*	6,151	165,154
NetApp, Inc.[1]	8,029	630,196
Neurocrine Biosciences, Inc.*	959	102,757
NextEra Energy, Inc.	2,834	488,865
NIKE, Inc., Class B1	4,217	316,444
Norfolk Southern Corp.[1]	3,958	664,271
Northrop Grumman Corp.	657	172,101
NVIDIA Corp.	805	169,718
Occidental Petroleum Corp.	11,352	761,379
Old Dominion Freight Line, Inc.[1]	22,764	2,968,881
PACCAR, Inc.	1,000	57,210
Papa John’s International, Inc.	24,137	1,316,432
Parker Hannifin Corp.	379	57,468
Paychex, Inc.[1]	20,609	1,349,683

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
PBF Energy, Inc., Class A	13,526	566,063
Perspecta, Inc.	21,007	514,461
Phillips 66[1]	18,898	1,943,092
Pinnacle West Capital Corp.[1]	615	50,584
Pioneer Natural Resources Co.[1]	5,046	743,124
Quanta Services, Inc.*	424	13,229
Ralph Lauren Corp.[1]	9,586	1,242,441
Raytheon Co.[1]	13,116	2,295,825
Regions Financial Corp.[1]	37,804	641,534
Republic Services, Inc.	928	67,447
Resideo Technologies, Inc.*	354	7,452
Robert Half International, Inc.[1]	18,820	1,139,175
Rockwell Automation, Inc.[1]	5,447	897,284
Rockwell Collins, Inc.	620	79,372
Rollins, Inc.	626	37,059
Roper Industries, Inc.	295	83,456
SBA Communications Corp.*	1,316	213,416
Schlumberger Ltd.	5,639	289,337
Service Corp. International	4,613	191,301
Sherwin-Williams Co./The	7,217	2,839,673
Snap-on, Inc.	161	24,784
Southwest Airlines Co.	1,636	80,328
Spirit Aerosystems Holdings, Inc., Class A1	14,598	1,226,378
Stanley Black & Decker, Inc.	436	50,803
Stericycle, Inc.*	245	12,243
Tapestry, Inc.[1]	34,216	1,447,679
Texas Instruments, Inc.[1]	10,813	1,003,771
TransDigm Group, Inc.*	198	65,390
TripAdvisor, Inc.*,1	6,995	364,719
Twenty-First Century Fox, Inc., Class B1	1,038	46,897
Ultra Clean Holdings, Inc.*	51,661	543,474
Union Pacific Corp.	2,111	308,670
United Continental Holdings, Inc.*	778	66,527
United Parcel Service, Inc., Class B	1,979	210,843
United Rentals, Inc.*	236	28,337
United Technologies Corp.	3,021	375,238
United Therapeutics Corp.*,1	5,025	557,071
UnitedHealth Group, Inc.[1]	5,888	1,538,829
Universal Health Services, Inc., Class B1	11,242	1,366,578
Varian Medical Systems, Inc.*,1	15,837	1,890,463
Verisk Analytics, Inc.*	470	56,325

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
Verizon Communications, Inc.	8,000	456,720
Vertex Pharmaceuticals, Inc.*	1,027	174,035
Viacom, Inc., Class B1	5,135	164,217
ViaSat, Inc.*	21,158	1,349,034
Voya Financial, Inc.[1]	2,887	126,335
W.W. Grainger, Inc.	160	45,435
Waste Management, Inc.	1,224	109,511
Western Alliance Bancorp*	2,362	113,943
Western Union Co./The[1]	2,529	45,623
World Wrestling Entertainment, Inc., Class A1	14,263	1,035,352
Worldpay, Inc., Class A*	3,101	284,796
Xylem, Inc.	512	33,577
Zayo Group Holdings, Inc.*	60,642	1,811,983
Zions Bancorp NA	18,711	880,353
Zynga, Inc., Class A*	11,019	40,109
Total United States common stocks		150,419,079
Total common stocks (cost—$271,637,578)		262,896,339

Preferred stocks—0.09%
France—0.01%
Safran SA3	461	59,551

Germany—0.08%
Bayerische Motoren Werke AG	2,724	205,792
Porsche Automobil Holding SE	2,537	161,723
Sartorius AG	566	82,058
Total Germany preferred stocks		449,573
Total preferred stocks (cost—$578,320)		509,124

Investment companies—11.41%
AQR Style Premia Alternative Fund	2,660,908	24,932,712
ASG Managed Futures Strategy Fund	679,971	6,133,336
Boyd Group Income Fund[1]	6,190	565,703
Carillon Reams Unconstrained Bond Fund	2,330,239	26,634,629
Dream Hard Asset Alternatives Trust[1]	46,303	224,401
Financial Select Sector SPDR Fund	77,550	2,038,014
iShares MSCI Emerging Markets Small-Cap ETF	85,831	3,529,371

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Investment companies—(concluded)
SPDR S&P Emerging Markets SmallCap ETF	90,983	3,745,770
Total investment companies (cost—$71,058,235)		67,803,936

	Face amount
US government obligations—2.63%
US Treasury Inflation Index Bonds (TIPS)
0.625%, due 02/15/43	USD	846,096	725,946
0.750%, due 02/15/42[1]	USD	865,796	769,397
0.750%, due 02/15/45	USD	825,655	722,201
0.875%, due 02/15/47	USD	3,498,967	3,137,999
1.000%, due 02/15/46	USD	765,862	710,855
1.000%, due 02/15/48[1]	USD	470,039	435,104
1.375%, due 02/15/44	USD	835,536	846,883
2.125%, due 02/15/40	USD	4,425,850	5,111,223
2.125%, due 02/15/41[1]	USD	926,400	1,075,047
2.500%, due 01/15/29	USD	176,159	198,958
3.375%, due 04/15/32[1]	USD	507,694	644,970
3.875%, due 04/15/29[1]	USD	977,165	1,235,668
Total US government obligations (cost—$16,863,380)			15,614,251

Corporate notes—0.27%
Canada—0.21%
Alcanna, Inc.
4.700%, due 01/31/22[1]	CAD	480,300	367,581
Delphi Energy Corp.
10.000%, due 07/15/21[1,2,4]	CAD	610,000	444,833
Tricon Capital Group, Inc.
5.750%, due 03/31/22[1,2]	USD	429,000	441,870
Total Canada corporate notes			1,254,284

United States—0.06%
SM Energy Co.
1.500%, due 07/01/21[1]	USD	363,500	365,887
Total corporate notes (cost—$1,614,377)			1,620,171

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount		Value ($)
Non-US government obligations—4.06%
Brazil—1.37%
Brazil Letras do Tesouro Nacional
0.010%, due 07/01/20[5]	BRL	8,189,000	1,945,664
0.010%, due 07/01/21[5]	BRL	11,024,000	2,387,027
Brazil Notas do Tesouro Nacional Series F,
10.000%, due 01/01/21	BRL	2,529,000	703,148
10.000%, due 01/01/23	BRL	4,722,000	1,302,373
10.000%, due 01/01/25	BRL	1,647,000	449,734
10.000%, due 01/01/27	BRL	4,992,000	1,342,911
Total Brazil			8,130,857

France—1.29%
French Republic Government Bond OAT
1.850%, due 07/25/27[4]	EUR	5,444,494	7,696,791

Germany—0.54%
Deutsche Bundesrepublik Inflation Linked Bond
0.100%, due 04/15/26[4]	EUR	2,583,919	3,229,975

Indonesia—0.86%
Indonesia Treasury Bond
7.000%, due 05/15/22	IDR	18,900,000,000	1,197,839
7.000%, due 05/15/27	IDR	21,040,000,000	1,243,322
8.125%, due 05/15/24	IDR	2,984,000,000	193,189

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount		Value ($)
Non-US government obligations—(concluded)
Indonesia—(concluded)
8.250%, due 07/15/21	IDR	37,500,000,000	2,472,866
Total Indonesia			5,107,216
Total non-US government obligations (cost—$25,320,294)			24,164,839

Certificates of deposit—2.27%
Belgium—0.50%
Sumitomo Mitsui Banking Corp.
2.230%, due 11/02/18	USD	3,000,000	2,999,970

Canada—0.50%
Bank of Montreal
2.320%, due 11/26/18	USD	3,000,000	2,999,997

Japan—0.34%
Mizuho Corporate Bank
0.010%, due 11/13/18	USD	2,000,000	1,998,340

Netherlands—0.34%
ABN AMRO Bank N.V.
2.460%, due 01/15/19	USD	2,000,000	1,999,810

United Arab Emirates—0.42%
National Bank of Abu Dhabi
2.430%, due 01/18/19	USD	2,500,000	2,499,305

United Kingdom—0.17%
Credit Suisse AG
2.660%, due 04/15/19	USD	1,000,000	1,000,063
Total certificates of deposit (cost—$13,498,443)			13,497,485

Commercial paper—2.09%
Asian Development Bank
2.200%, due 11/20/18	USD	3,000,000	2,996,524
Bng Bank N.V.
2.265%, due 11/27/18	USD	1,500,000	1,497,552
DGZ Dekabank
2.600%, due 01/24/19	USD	2,500,000	2,484,933
KFW
2.400%, due 01/11/19	USD	3,000,000	2,985,892

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2018 (unaudited)

	Face amount		Value ($)
Commercial paper—(concluded)
Nationwide Building Society
2.514%, due 01/24/19	USD	2,500,000	2,485,626
Total commercial paper (cost—$12,450,527)			12,450,527

Time deposits—1.31%
BNP Paribas London
2.100%, due 11/01/18	USD	2,387,933	2,387,933
DZ Bank AG
2.180%, due 11/01/18	USD	3,036,746	3,036,746
KBC Bank N.V.
2.170%, due 11/01/18	USD	2,213,069	2,213,069
Natixis
2.180%, due 11/01/18	USD	159,866	159,866
Total time deposits (cost—$7,797,614)			7,797,614

Short-term US government obligations[6]—6.56%
US Treasury Bills
2.020%, due 11/08/18[1]	USD	2,400,000	2,399,019
2.067%, due 12/06/18[1]	USD	8,300,000	8,282,742
2.167%, due 11/29/18	USD	2,000,000	1,996,628
2.250%, due 01/31/19	USD	8,750,000	8,699,350
2.291%, due 02/28/19[1]	USD	8,750,000	8,683,331
2.404%, due 03/28/19[1]	USD	9,000,000	8,913,267
Total short-term US government obligations (cost—$38,979,897)			38,974,337

Number of shares
Short-term investment—28.64%
Investment company—28.64%
State Street Institutional U.S. Government Money Market Fund (cost—$170,290,696)	170,290,696	170,290,696

	Number of contracts	Notional amount
Options purchased—0.59%
Call options—0.40%
ESTX Banks Index, strike @ 100, expires 01/18/19	2,734	EUR	13,670,000	449,017
ESTX Banks Index, strike @ 100, expires 12/21/18	2,734	EUR	13,670,000	348,375

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of contracts	Notional amount		Value ($)
Options purchased—(continued)
Call options—(concluded)
ESTX Banks Index, strike @ 103, expires 12/21/18 (Counterparty: DB)	442	EUR	45,526	609
ESTX Banks Index, strike @ 105, expires 12/21/18 (Counterparty: DB)	8,350	EUR	876,750	7,839
ESTX Banks Index, strike @ 110, expires 11/16/18	2,617	EUR	14,393,500	7,410
ESTX Banks Index, strike @ 113, expires 12/21/18	2,617	EUR	14,786,050	29,641
NASDAQ 100 Stock Index, strike @ 7,600, expires 12/21/18	1	USD	760,000	3,295
NASDAQ 100 Stock Index, strike @ 7,625, expires 12/21/18	1	USD	762,500	2,610
S&P 500 Index, strike @ 2,655, expires 12/21/18	4	USD	1,062,000	45,100
S&P 500 Index, strike @ 2,825, expires 12/21/18	343	USD	96,897,500	802,620
S&P 500 Index, strike @ 2,850, expires 12/18/20	28	USD	7,980,000	663,880
S&P 500 Index, strike @ 2,910, expires 12/21/18	4	USD	1,164,000	3,240
S&P 500 Index, strike @ 2,925, expires 12/21/18	13	USD	3,802,500	7,605
S&P 500 Index, strike @ 2,930, expires 12/21/18	6	USD	1,758,000	3,210
				2,374,451
Put options—0.19%
ESTX Banks Index, strike @ 105, expires 12/21/18 (Counterparty: BNP)	2,637	EUR	276,885	27,557
ESTX Banks Index, strike @ 105, expires 12/21/18 (Counterparty: DB)	2,725	EUR	286,125	28,296
ESTX Banks Index, strike @ 106, expires 12/21/18 (Counterparty: BNP)	3,430	EUR	363,580	37,292
Euro STOXX 50 Index, strike @ 3,200, expires 12/20/19	39	EUR	1,248,000	120,770
Ibovespa Bank Index, strike @ 84,271, expires 12/21/18 (Counterparty: BNP)	4	BRL	337,084	501
NASDAQ 100 Stock Index, strike @ 7,425, expires 06/21/19	1	USD	742,500	66,880
NASDAQ 100 Stock Index, strike @ 7,550, expires 06/21/19	4	USD	3,020,000	296,520
NASDAQ 100 Stock Index, strike @ 7,550, expires 12/20/19	1	USD	755,000	83,590
NASDAQ 100 Stock Index, strike @ 7,600, expires 06/21/19	3	USD	2,280,000	231,570
NASDAQ 100 Stock Index, strike @ 7,600, expires 12/20/19	2	USD	1,520,000	172,620
S&P 500 Index, strike @ 2,915, expires 12/21/18	3	USD	874,500	62,010
Swiss Market Index, strike @ 8,882, expires 12/21/18 (Counterparty: BOA)	27	CHF	239,814	4,149
Swiss Market Index, strike @ 8,896, expires 12/21/18 (Counterparty: BOA)	22	CHF	195,712	3,485

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of contracts	Notional amount		Value ($)
Options purchased—(concluded)
Put options—(concluded)
Swiss Market Index, strike @ 8,918, expires 12/21/18 (Counterparty: BOA)	27	CHF	240,786	4,484
				1,139,724
Total options purchased (cost—$3,954,627)				3,514,175

Swaptions purchased—1.46%
Call swaptions—0.13%
3 Month USD LIBOR Interest Rate Swap, strike @ 1.000%, expires 05/09/31 (counterparty: CITI; receive fixed rate); underlying swap terminates 05/09/46	12,800,000	USD	12,800,000	191,786
3 Month USD LIBOR Interest Rate Swap, strike @ 1.000%, expires 05/31/33 (counterparty: GS; receive fixed rate); underlying swap terminates 06/02/48	9,200,000	USD	9,200,000	240,197
3 Month USD LIBOR Interest Rate Swap, strike @ 2.000%, expires 08/31/33 (counterparty: CITI; receive fixed rate); underlying swap terminates 09/02/48	7,318,000	USD	7,318,000	238,096
6 Month GBP LIBOR Interest Rate Swap, strike @ 1.490%, expires 04/03/19 (counterparty: GS; receive fixed rate); underlying swap terminates 04/03/49	3,400,000	GBP	3,400,000	65,680
6 Month GBP LIBOR Interest Rate Swap, strike @ 1.240%, expires 07/03/19 (counterparty: GS; receive fixed rate); underlying swap terminates 07/03/49	3,400,000	GBP	3,400,000	43,197
				778,956

Put swaptions—1.33%
3 Month USD LIBOR Interest Rate Swap, strike @ 3.850%, expires 05/09/31 (counterparty: CITI; receive fixed rate); underlying swap terminates 05/09/46	32,700,000	USD	32,700,000	1,655,454
3 Month USD LIBOR Interest Rate Swap, strike @ 3.850%, expires 05/31/33 (counterparty: GS; receive fixed rate); underlying swap terminates 06/02/48	14,400,000	USD	14,400,000	1,060,240
6 Month JPY LIBOR Interest Rate Swap, strike @ 0.983%, expires 06/21/28 (counterparty: GS; receive fixed rate); underlying swap terminates 06/23/38	3,788,000,000	JPY	3,788,000,000	1,506,529
3 Month USD LIBOR Interest Rate Swap, strike @ 3.390%, expires 09/04/20 (counterparty: BNP; receive fixed rate); underlying swap terminates 09/08/22	40,500,000	USD	40,500,000	240,683
3 Month USD LIBOR Interest Rate Swap, strike @ 3.700%, expires 09/21/20 (counterparty: CITI; receive fixed rate); underlying swap terminates 09/23/30	162,350,000	USD	162,350,000	3,046,936
3 Month USD LIBOR Interest Rate Swap, strike @ 3.560%, expires 10/29/20 (counterparty: GS; receive fixed rate); underlying swap terminates 11/02/22	41,350,000	USD	41,350,000	204,310

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of contracts	Notional amount		Value ($)
Swaptions purchased—(concluded)
Put swaptions—(concluded)
6 Month JPY LIBOR Interest Rate Swap, strike @ 1.150%, expires 10/31/28 (counterparty: GS; receive floating rate); underlying swap terminates 11/02/38	2,100,000,000	JPY	2,100,000,000	186,113
				7,900,265
Total swaptions purchased (cost—$8,436,120)				8,679,221

Foreign exchange options purchased—0.09%
Call options—0.02%
USD Call/KRW Put, strike @ 1,160, expires 12/18/18 (Counterparty: JPMCB)	9,950,000	USD	9,950,000	66,098
USD Call/SAR Put, strike @ 3.82, expires 02/12/19 (Counterparty: BNP)	16,350,000	USD	16,350,000	12,197

				78,295

Put options—0.07%
EUR Put/USD Call, strike @ 1.14, expires 06/09/19 (Counterparty: DB)	880,000	EUR	880,000	20,858
EUR Put/USD Call, strike @ 1.14, expires 08/22/19 (Counterparty: DB)	3,300,000	EUR	3,300,000	77,565
EUR Put/USD Call, strike @ 1.14, expires 08/29/19 (Counterparty: DB)	1,200,000	EUR	1,200,000	28,249
EUR Put/USD Call, strike @ 1.14, expires 09/06/19 (Counterparty: DB)	1,700,000	EUR	1,700,000	40,294
USD Put/BRL Call, strike @ 3.75, expires 03/21/19 (Counterparty: MSCI)	7,550,000	USD	7,550,000	259,312
USD Put/TRY Call, strike @ 3.80, expires 06/19/19 (Counterparty: CITI)	1,004,465	USD	1,004,465	44
USD Put/TRY Call, strike @ 3.80, expires 06/27/19 (Counterparty: CITI)	500,000	USD	500,000	24
USD Put/TRY Call, strike @ 3.80, expires 07/10/19 (Counterparty: CITI)	1,006,696	USD	1,006,696	54
USD Put/TRY Call, strike @ 3.80, expires 07/17/19 (Counterparty: CITI)	502,232	USD	502,232	29
USD Put/TRY Call, strike @ 3.90, expires 03/21/19 (Counterparty: JPMCB)	5,645,000	USD	5,645,000	90
USD Put/TRY Call, strike @ 3.90, expires 04/05/19 (Counterparty: JPMCB)	3,878,000	USD	3,878,000	97
USD Put/TRY Call, strike @ 4.00, expires 03/08/19 (Counterparty: BNP)	5,685,000	USD	5,685,000	120
USD Put/TRY Call, strike @ 4.00, expires 05/04/20 (Counterparty: SG)	500,000	USD	500,000	282

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of contracts	Notional amount		Value ($)
Foreign exchange options purchased—(concluded)
Put options—(concluded)
USD Put/TRY Call, strike @ 4.00, expires 06/04/20 (Counterparty: CITI)	1,005,000	USD	1,005,000	630
				427,648
Total foreign exchange options purchased (cost—$1,557,213)				505,943
Total investments before investments sold short (cost—$644,037,321)—105.69%				628,318,658

	Number of shares
Investments sold short—(14.87)%
Common stocks—(10.29)%
Australia—(0.05)%
BHP Billiton Ltd., ADR	(5,998)	(276,988)

Canada—(3.15)%
Agnico Eagle Mines Ltd.	(1,400)	(49,451)
AltaGas Ltd.	(84,212)	(1,058,687)
Barrick Gold Corp.	(37,300)	(467,224)
BlackBerry Ltd.	(4,900)	(45,224)
Bonterra Energy Corp.	(35,692)	(401,533)
Canaccord Genuity Group, Inc.	(108,798)	(570,250)
Canadian National Railway Co.	(7,410)	(633,462)
Canadian Utilities Ltd., Class A	(7,383)	(175,146)
Cenovus Energy, Inc.	(23,758)	(201,044)
CI Financial Corp.	(33,790)	(499,747)
Cineplex, Inc.	(10,530)	(290,276)
Conifex Timber, Inc.	(70,190)	(133,294)
Emera, Inc.	(15,179)	(468,359)
First Quantum Minerals Ltd.	(68,900)	(687,718)
Fortis, Inc.	(8,401)	(277,598)
Franco-Nevada Corp.	(800)	(49,965)
Gluskin Sheff + Associates, Inc.	(22,723)	(193,666)
Goldcorp, Inc.	(55,300)	(499,462)
H&R Real Estate Investment Trust	(18,983)	(287,099)
Hydro One Ltd.	(38,106)	(554,317)
IGM Financial, Inc.	(11,763)	(288,881)
Imperial Oil Ltd.	(22,336)	(697,677)
Inter Pipeline Ltd.	(23,228)	(376,708)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Canada—(concluded)
Just Energy Group, Inc.	(68,310)	(221,568)
Laurentian Bank of Canada	(21,429)	(676,508)
Leon’s Furniture Ltd.	(20,247)	(266,382)
Medical Facilities Corp.	(42,306)	(450,553)
Methanex Corp.	(4,770)	(308,893)
MTY Food Group, Inc.	(4,990)	(257,451)
Novagold Resources, Inc.	(75,998)	(309,430)
Nutrien Ltd.	(27,200)	(1,439,909)
Paramount Resources Ltd., Class A	(8,491)	(62,048)
PrairieSky Royalty Ltd.	(7,600)	(115,462)
Richelieu Hardware Ltd.	(27,818)	(533,771)
RioCan Real Estate Investment Trust	(14,677)	(267,574)
Ritchie Bros Auctioneers, Inc.	(26,616)	(895,071)
Saputo, Inc.	(12,913)	(393,437)
Savaria Corp.	(16,804)	(216,744)
ShawCor Ltd.	(6,235)	(113,101)
Shopify, Inc., Class A	(1,000)	(138,152)
Sleep Country Canada Holdings, Inc.	(9,279)	(187,208)
Sprott, Inc.	(106,799)	(244,191)
Stantec, Inc.	(14,386)	(374,389)
TFI International, Inc.	(25,125)	(836,132)
TransCanada Corp.	(12,700)	(478,885)
Turquoise Hill Resources Ltd.	(17,200)	(29,005)
Vermilion Energy, Inc.	(4,826)	(127,977)
Western Forest Products, Inc.	(112,500)	(150,405)
WestJet Airlines Ltd.	(50,807)	(740,232)
International Petroleum Corp.	(1)	(4)
Total Canada common stocks		(18,741,270)

Denmark—(0.13)%
AP Moller - Maersk A/S, Class A	(127)	(151,161)
AP Moller - Maersk A/S, Class B	(510)	(647,594)
Total Denmark common stocks		(798,755)

France—(0.01)%
Iliad SA	(402)	(46,557)

Germany—(0.27)%
Deutsche Bank AG	(4,373)	(42,849)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Germany—(concluded)
thyssenkrupp AG	(73,628)	(1,549,058)
Total Germany common stocks		(1,591,907)

Ireland—(0.24)%
Accenture PLC, Class A	(7,793)	(1,228,333)
Adient PLC	(2,049)	(62,330)
Alkermes PLC	(4,112)	(167,893)
Total Ireland common stocks		(1,458,556)

Japan—(0.01)%
Acom Co. Ltd.	(12,100)	(44,718)

Luxembourg—(0.12)%
Tenaris SA	(47,255)	(703,030)

Netherlands—(0.02)%
Mylan N.V.	(4,226)	(132,062)

United Kingdom—(0.24)%
John Wood Group PLC	(10,499)	(95,844)
Melrose Industries PLC	(588,102)	(1,267,763)
Liberty Global PLC, Class C	(1,906)	(47,726)
Total United Kingdom common stocks		(1,411,333)

United States—(6.05)%
A.O. Smith Corp.	(3,487)	(158,763)
Advanced Micro Devices, Inc.	(28,027)	(510,372)
Alnylam Pharmaceuticals, Inc.	(6,423)	(516,602)
AMERCO	(428)	(139,734)
American Airlines Group, Inc.	(14,000)	(491,120)
Amgen, Inc.	(3,610)	(695,972)
Apache Corp.	(7,332)	(277,370)
Apple, Inc.	(1,490)	(326,101)
Applied Materials, Inc.	(11,046)	(363,193)
Armstrong World Industries, Inc.	(5,181)	(319,927)
Autodesk, Inc.	(12,054)	(1,557,981)
Baker Hughes a GE Co.	(1,507)	(40,222)
BioMarin Pharmaceutical, Inc.	(14,764)	(1,360,798)
BlueLinx Holdings, Inc.	(7,444)	(175,306)
Brighthouse Financial, Inc.	(1,220)	(48,349)
Brinker International, Inc.	(7,534)	(326,599)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
United States—(continued)
CarMax, Inc.	(4,107)	(278,906)
Caterpillar, Inc.	(9,053)	(1,098,310)
Charles Schwab Corp./The	(11,188)	(517,333)
Charter Communications, Inc., Class A	(3,551)	(1,137,635)
Cheesecake Factory, Inc./The	(4,266)	(206,218)
Cheniere Energy, Inc.	(13,562)	(819,280)
Cimarex Energy Co.	(490)	(38,940)
Cognex Corp.	(14,113)	(604,601)
Concho Resources, Inc.	(456)	(63,425)
Cracker Barrel Old Country Store, Inc.	(1,459)	(231,514)
Crocs, Inc.	(16,988)	(348,934)
Delta Air Lines, Inc.	(6,289)	(344,197)
Devon Energy Corp.	(31,146)	(1,009,130)
Discovery, Inc., Class C	(6,812)	(199,660)
Ennis, Inc.	(14,565)	(281,978)
EQT Corp.	(17,034)	(578,645)
Equity Residential	(10,006)	(649,990)
Exxon Mobil Corp.	(7,918)	(630,906)
Fossil Group, Inc.	(11,523)	(250,164)
Franklin Resources, Inc.	(26,481)	(807,671)
General Electric Co.	(158,326)	(1,599,094)
Hess Corp.	(5,050)	(289,870)
Incyte Corp.	(20,135)	(1,305,151)
Insteel Industries, Inc.	(6,059)	(158,261)
Invitation Homes, Inc.	(9,198)	(201,252)
Kimberly-Clark Corp.	(4,241)	(442,336)
Legg Mason, Inc.	(12,678)	(357,773)
Lennox International, Inc.	(2,227)	(469,652)
Live Nation Entertainment, Inc.	(47,999)	(2,510,348)
Match Group, Inc.	(4,192)	(216,810)
Movado Group, Inc.	(4,512)	(173,757)
MSG Networks, Inc., Class A	(21,377)	(546,182)
Nasdaq, Inc.	(6,850)	(593,964)
National Instruments Corp.	(3,886)	(190,297)
Nektar Therapeutics	(14,685)	(568,016)
Newell Brands, Inc.	(50,373)	(799,923)
Nucor Corp.	(11,559)	(683,368)
Pluralsight, Inc., Class A	(1,283)	(28,752)
Public Storage	(1,574)	(323,410)
Realty Income Corp.	(8,347)	(503,074)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(concluded)
United States—(concluded)
Resolute Forest Products, Inc.	(33,693)	(379,720)
SBA Communications Corp.	(3,972)	(644,139)
Seattle Genetics, Inc.	(18,040)	(1,012,586)
T Rowe Price Group, Inc.	(3,888)	(377,097)
Targa Resources Corp.	(4,190)	(216,497)
TD Ameritrade Holding Corp.	(5,253)	(271,685)
Teradyne, Inc.	(19,818)	(682,730)
United Continental Holdings, Inc.	(2,957)	(252,853)
Verizon Communications, Inc.	(11,232)	(641,235)
Visteon Corp.	(1,991)	(157,369)
WalMart, Inc.	(9,957)	(998,488)
WD-40 Co.	(1,287)	(215,032)
Western Union Co./The	(26,437)	(476,924)
Whirlpool Corp.	(1,532)	(168,152)
Williams Cos., Inc./The	(1,725)	(41,969)
Zayo Group Holdings, Inc.	(1,415)	(42,280)
Total United States common stocks		(35,945,892)
Total common stocks (proceeds—$65,692,866)		(61,151,068)

Investment companies—(4.58)%
Consumer Discretionary Select Sector SPDR Fund	(338)	(35,619)
Industrial Select Sector SPDR Fund	(27,466)	(1,919,324)
Invesco QQQ Trust, Series 1	(10,244)	(1,739,636)
iShares Core S&P/TSX Capped Composite Index ETF	(151,366)	(2,744,583)
iShares iBoxx $ Investment Grade Corporate Bond ETF	(7,741)	(868,772)
iShares Russell 1000 ETF	(17,657)	(2,652,788)
iShares Russell 2000 ETF	(20,783)	(3,118,074)
iShares S&P/TSX 60 Index ETF	(131,457)	(2,250,781)
iShares U.S. Real Estate ETF	(6,264)	(489,281)
SPDR Bloomberg Barclays High Yield Bond ETF	(36,979)	(1,300,182)
SPDR Dow Jones Industrial Average ETF Trust	(2,712)	(681,227)
SPDR S&P 500 ETF Trust	(23,546)	(6,372,254)
SPDR S&P Regional Banking ETF	(10,821)	(584,226)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2018 (unaudited)

	Number of shares	Value ($)
Investments sold short—(concluded)
Investment companies—(concluded)
Technology Select Sector SPDR Fund	(35,908)	(2,488,424)
Total investment companies (proceeds—$27,788,949)		(27,245,171)
Total investments sold short (proceeds—$93,481,815)		(88,396,239)
Other assets in excess of liabilities—9.18%		54,596,111
Net assets—100.00%		$594,518,530

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Options written

Notional amount		Number of contracts	Call options	Counterparty	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
EUR	15,047,750	2,617	ESTX Banks Index, strike @ 115	JPMCB	11/16/18	117,740	(7,410)	110,330
EUR	14,080,100	2,734	ESTX Banks Index, strike @ 103	JPMCB	12/21/18	236,289	(224,508)	11,781
EUR	15,440,300	2,617	ESTX Banks Index, strike @ 118	JPMCB	12/21/18	145,902	(14,821)	131,081
EUR	286,125	2,725	ESTX Banks Index, strike @ 105	DB	12/21/18	14,119	(2,552)	11,567
EUR	276,885	2,637	ESTX Banks Index, strike @ 105	BNP	12/21/18	13,663	(2,435)	11,228
EUR	363,580	3,430	ESTX Banks Index, strike @ 106	BNP	12/21/18	16,983	(2,899)	14,084
EUR	14,080,100	2,734	ESTX Banks Index, strike @ 103	JPMCB	01/18/19	316,934	(309,667)	7,267
EUR	778,600	229	Euro STOXX 50 Index, strike @ 3,400	BNP	10/31/18	13,917	—	13,917
EUR	846,120	264	Euro STOXX 50 Index, strike @ 3,205	BNP	11/30/18	17,657	(16,563)	1,094
BRL	337,084	4	Ibovespa Bank Index, strike @ 84,271	BNP	12/12/18	3,382	(1,561)	1,821
KRW	678,000,000	2,260,000	Kospi 200 Index, strike @ 300	DB	10/31/18	7,108	—	7,108
KRW	720,720,000	2,730,000	Kospi 200 Index, strike @ 264	DB	11/30/18	13,407	(14,403)	(996)
JPY	70,131,000	2,910	Nikkei 225 Index, strike @ 24,100	BNP	10/31/18	10,146	—	10,146
JPY	72,323,500	3,310	Nikkei 225 Index, strike @ 21,850	BNP	11/30/18	16,736	(17,690)	(954)
USD	1,535,678	527	S&P 500 Index, strike @ 2,914	DB	10/31/18	16,864	—	16,864
USD	1,608,216	593	S&P 500 Index, strike @ 2,712	BOA	11/30/18	33,153	(32,265)	888

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2018 (unaudited)

Options written—(continued)

Call options—(concluded)

Notional amount		Number of contracts	Call options	Counterparty	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
USD	97,755,000	343	S&P 500 Index, strike @ 2,850	JPMCB	12/21/18	468,538	(547,085)	(78,547)
USD	874,500	3	S&P 500 Index, strike @ 2,915	BB	12/21/18	18,414	(2,415)	15,999
AUD	427,800	69	S&P/ASX 200 Index, strike @ 6,200	DB	10/31/18	3,042	—	3,042
AUD	442,700	76	S&P/ASX 200 Index, strike @ 5,825	BNP	11/30/18	3,843	(4,629)	(786)
CHF	299,970	33	Swiss Market Index, strike @ 9,090	DB	10/31/18	3,665	—	3,665
CHF	323,820	36	Swiss Market Index, strike @ 8,995	BNP	11/30/18	5,255	(5,723)	(468)
CHF	239,814	27	Swiss Market Index, strike @ 8,882	BOA	12/21/18	6,016	(7,508)	(1,492)
CHF	195,712	22	Swiss Market Index, strike @ 8,896	BOA	12/21/18	4,918	(5,916)	(998)
CHF	240,786	27	Swiss Market Index, strike @ 8,918	BOA	12/21/18	5,862	(6,876)	(1,014)
						1,513,553	(1,226,926)	286,627

			Put options
EUR	45,526	442	ESTX Banks Index, strike @ 103	DB	12/21/18	2,198	(3,909)	(1,711)
EUR	1,675,800	342	ESTX Banks Index, strike @ 98	JPMCB	12/21/18	87,370	(78,442)	8,928
EUR	876,750	8,350	ESTX Banks Index, strike @ 105	DB	12/21/18	41,824	(86,610)	(44,786)
EUR	1,675,800	342	ESTX Banks Index, strike @ 98	JPMCB	01/18/19	100,368	(92,968)	7,400
EUR	778,600	229	Euro STOXX 50 Index, strike @ 3,400	BNP	10/31/18	12,616	(52,521)	(39,905)
EUR	846,120	264	Euro STOXX 50 Index, strike @ 3,205	BNP	11/30/18	19,152	(19,669)	(517)
KRW	678,000,000	2,260,000	Kospi 200 Index, strike @ 300	DB	10/31/18	6,803	(72,170)	(65,367)
KRW	720,720,000	2,730,000	Kospi 200 Index, strike @ 264	DB	11/30/18	13,071	(12,263)	808
USD	760,000	1	NASDAQ 100 Stock Index, strike @ 7,600	BB	12/21/18	27,000	(66,040)	(39,040)
USD	762,500	1	NASDAQ 100 Stock Index, strike @ 7,625	BB	12/21/18	23,218	(68,210)	(44,992)
JPY	70,131,000	2,910	Nikkei 225 Index, strike @ 24,100	BNP	10/31/18	10,757	(56,210)	(45,453)
JPY	72,323,500	3,310	Nikkei 225 Index, strike @ 21,850	BNP	11/30/18	17,601	(15,789)	1,812
USD	1,535,678	527	S&P 500 Index, strike @ 2,914	DB	10/31/18	14,882	(106,580)	(91,698)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2018 (unaudited)

Options written—(concluded)

Put options—(concluded)

Notional amount		Number of contracts	Put options	Counterparty	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
USD	1,608,216	593	S&P 500 Index, strike @ 2,712	BOA	11/30/18	33,559	(32,777)	782
USD	1,062,000	4	S&P 500 Index, strike @ 2,655	JPMCB	12/21/18	32,512	(18,892)	13,620
USD	3,766,000	14	S&P 500 Index, strike @ 2,690	JPMCB	12/21/18	110,292	(89,390)	20,902
USD	1,164,000	4	S&P 500 Index, strike @ 2,910	GSI	12/21/18	25,272	(80,560)	(55,288)
USD	3,802,500	13	S&P 500 Index, strike @ 2,925	BNP	12/21/18	79,925	(258,596)	(178,671)
USD	1,758,000	6	S&P 500 Index, strike @ 2,930	BB	12/21/18	35,869	(131,700)	(95,831)
USD	1,150,000	4	S&P 500 Index, strike @ 2,875	BB	06/21/19	52,992	(86,360)	(33,368)
USD	4,060,000	14	S&P 500 Index, strike @ 2,900	BB	06/21/19	184,873	(305,214)	(120,341)
USD	877,500	3	S&P 500 Index, strike @ 2,925	BB	06/21/19	35,994	(73,740)	(37,746)
USD	1,740,000	6	S&P 500 Index, strike @ 2,900	BB	12/20/19	96,589	(154,200)	(57,611)
USD	585,000	2	S&P 500 Index, strike @ 2,925	BNP	12/20/19	32,764	(54,640)	(21,876)
AUD	427,800	69	S&P/ASX 200 Index, strike @ 6,200	DB	10/31/18	3,092	(18,064)	(14,972)
AUD	442,700	76	S&P/ASX 200 Index, strike @ 5,825	BNP	11/30/18	5,920	(5,713)	207
CHF	299,970	33	Swiss Market Index, strike @ 9,090	DB	10/31/18	3,329	(2,223)	1,106
CHF	323,820	36	Swiss Market Index, strike @ 8,995	BNP	11/30/18	5,612	(5,064)	548
						1,115,454	(2,048,514)	(933,060)
						2,629,007	(3,275,440)	(646,433)

Swaptions written

Notional amount (000)		Number of contracts	Call swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation($)
USD	40,500	40,500,000	3 Month USD LIBOR Interest Rate Swap, strike @ 2.44%, terminating 09/08/22	BNP	Receive	09/04/20	181,440	(131,763)	49,677
USD	41,350	41,350,000	3 Month USD LIBOR Interest Rate Swap, strike @ 2.63%, terminating 11/02/22	GS	Receive	10/29/20	205,831	(181,981)	23,850
							387,271	(313,744)	73,527

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2018 (unaudited)

Swaptions written—(concluded)

Notional amount (000)		Number of contracts	Put swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
USD	80,570	80,570,000	3 Month USD LIBOR Interest Rate Swap, strike @ 3.20%, terminating 09/23/30	CITI	Pay	09/21/20	2,670,330	(2,907,659)	(237,329)
GBP	3,400	3,400,000	6 Month USD LIBOR Interest Rate Swap, strike @ 1.99%, terminating 04/03/49	GS	Pay	04/03/19	62,093	(56,154)	5,939
GBP	3,400	3,400,000	6 Month USD LIBOR Interest Rate Swap, strike @ 2.24%, terminating 07/03/49	GS	Pay	07/03/19	42,131	(41,333)	798
							2,774,554	(3,005,146)	(230,592)
							3,161,825	(3,318,890)	(157,065)

Foreign exchange options written

Notional amount (000)		Number of contracts	Put options	Counterparty	Expiration date	Premiums received($)	Current value($)	Unrealized depreciation($)
USD	7,550	7,550,000	USD Put/BRL Call, strike @ 3.55	BOA	03/21/19	46,409	(91,234)	(44,825)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)
Index futures buy contracts:
84	USD	MSCI Emerging Markets E-Mini Index Futures	December 2018	4,231,569	4,018,140	(213,429)
20	USD	Russell 2000 Mini Index Futures	December 2018	1,511,667	1,511,900	233
4	USD	S&P Midcap 400 E-Mini Index Futures	December 2018	810,819	729,920	(80,899)
37	USD	XAF Financial Index Futures	December 2018	3,180,794	2,990,062	(190,732)
Interest rate futures buy contracts:
84	AUD	Australian Bond 3 Year Futures	December 2018	6,631,888	6,628,741	(3,147)
				16,366,737	15,878,763	(487,974)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2018 (unaudited)

Futures contracts—(concluded)

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)
US Treasury futures sell contracts:
2	USD	Ultra Long US Treasury Bond Futures	December 2018	(319,192)	(298,437)	20,755
96	USD	US Long Bond Futures	December 2018	(13,850,805)	(13,260,000)	590,805
Index futures sell contracts:
5	AUD	ASX SPI 200 Index Futures	December 2018	(546,002)	(513,232)	32,770
198	EUR	EURO STOXX 50 Index Futures	December 2018	(7,396,464)	(7,163,017)	233,447
13	GBP	FTSE 100 Index Futures	December 2018	(1,207,861)	(1,181,607)	26,254
2	HKD	Hang Seng Index Futures	November 2018	(316,202)	(317,663)	(1,461)
12	JPY	TOPIX Index Futures	December 2018	(1,874,378)	(1,745,203)	129,175
21	SEK	OMX 30 Index Futures	November 2018	(352,743)	(351,562)	1,181
25	USD	NASDAQ 100 E-Mini Index Futures	December 2018	(3,756,438)	(3,487,750)	268,688
50	USD	Russell 2000 Mini Index Futures	December 2018	(4,297,992)	(3,779,750)	518,242
115	USD	S&P 500 E-Mini Index Futures	December 2018	(16,714,051)	(15,588,825)	1,125,226
Interest rate futures sell contracts:
16	EUR	German Euro Bund Futures	December 2018	(2,911,711)	(2,904,297)	7,414
57	EUR	Mid-Term Euro-OAT Futures	December 2018	(9,846,478)	(9,810,700)	35,778
				(63,390,317)	(60,402,043)	2,988,274
						2,500,300

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
ANZ	AUD	20,483,176	USD	14,645,448	11/16/18	138,041
ANZ	CHF	699,500	USD	727,933	11/16/18	32,551
ANZ	EUR	3,125,389	USD	3,651,079	11/16/18	107,288
ANZ	GBP	4,831,782	USD	6,342,990	11/16/18	163,345
ANZ	JPY	161,098,200	USD	1,460,278	11/16/18	31,150

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2018 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
ANZ	NZD	17,464,278	USD	11,562,225	11/16/18	164,204
ANZ	USD	15,215,641	AUD	21,300,069	11/16/18	(129,661)
ANZ	USD	6,023,340	CHF	5,792,552	11/16/18	(264,888)
ANZ	USD	1,793,319	EUR	1,532,700	11/16/18	(55,433)
ANZ	USD	3,650,884	JPY	406,993,247	11/16/18	(40,381)
ANZ	USD	381,491	NOK	3,181,100	11/16/18	(3,912)
ANZ	USD	9,732,340	NZD	14,736,319	11/16/18	(114,715)
ANZ	USD	690,620	SEK	6,273,400	11/16/18	(4,334)
BB	AUD	550,000	USD	408,216	11/01/18	18,734
BB	AUD	562,360	USD	416,869	11/08/18	18,605
BB	AUD	591,305	USD	438,644	11/15/18	19,851
BB	AUD	5,365,229	USD	3,800,331	11/16/18	355
BB	AUD	11,788,824	USD	8,445,058	12/19/18	92,518
BB	AUD	1,434,172	USD	1,013,668	12/19/18	(2,463)
BB	BRL	700,000	USD	187,708	01/30/19	981
BB	BRL	3,601,000	USD	919,782	03/26/19	(36,594)
BB	BRL	820,000	USD	218,213	03/26/19	432
BB	CAD	13,732,418	USD	10,563,195	11/16/18	129,209
BB	CAD	3,673,593	USD	2,789,030	12/19/18	(4,230)
BB	CAD	10,011,230	USD	7,717,694	12/19/18	105,537
BB	CHF	27,528,084	USD	27,970,664	11/16/18	604,633
BB	CNY	2,400,000	USD	347,413	11/06/18	3,287
BB	CNY	2,400,000	USD	343,102	02/13/19	(981)
BB	EUR	17,144,709	USD	19,723,770	11/16/18	283,864
BB	EUR	8,257,829	USD	9,592,242	12/19/18	199,524
BB	GBP	11,279,040	USD	14,830,780	11/16/18	405,364
BB	GBP	2,966,000	USD	3,874,414	12/07/18	77,211
BB	GBP	11,759,256	USD	15,404,489	12/19/18	337,649
BB	JPY	3,454,157,733	USD	30,864,449	11/16/18	222,052
BB	JPY	154,138,146	USD	1,396,285	12/14/18	25,602
BB	JPY	316,410,634	USD	2,838,108	12/19/18	22,858
BB	JPY	100,007,769	USD	880,282	12/19/18	(9,534)
BB	KRW	900,000,000	USD	806,777	11/27/18	16,487
BB	MYR	420,000	USD	103,372	11/02/18	3,001
BB	MYR	420,000	USD	100,763	02/04/19	498
BB	NOK	58,993,240	USD	7,210,902	11/16/18	208,727
BB	NOK	191,046,724	USD	23,044,986	12/19/18	332,034
BB	NZD	25,496,438	USD	16,718,465	12/19/18	72,503
BB	NZD	665,206	USD	430,573	12/19/18	(3,723)
BB	SEK	65,903,672	USD	7,275,726	11/16/18	66,119
BB	SEK	72,330,823	USD	8,089,364	12/19/18	149,575

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2018 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
BB	SGD	27,729,191	USD	20,187,515	12/19/18	149,077
BB	SGD	1,404,208	USD	1,014,292	12/19/18	(456)
BB	USD	4,087,921	AUD	5,724,814	12/19/18	(31,813)
BB	USD	225,907	AUD	319,986	12/19/18	808
BB	USD	3,673,223	CAD	4,776,252	11/16/18	(44,195)
BB	USD	16,609,307	CAD	21,850,955	12/19/18	5,325
BB	USD	15,197,239	CAD	19,777,793	12/19/18	(158,960)
BB	USD	35,177,177	CHF	34,624,194	11/16/18	(756,808)
BB	USD	345,572	CNY	2,400,000	11/06/18	(1,446)
BB	USD	574,173	EUR	489,000	11/02/18	(20,307)
BB	USD	11,705,456	EUR	10,133,789	11/16/18	(215,037)
BB	USD	225,594	EUR	195,250	12/14/18	(3,637)
BB	USD	29,149,898	EUR	25,016,992	12/19/18	(694,779)
BB	USD	7,613,862	GBP	5,888,295	11/16/18	(82,981)
BB	USD	18,292,419	GBP	14,127,487	12/19/18	(191,223)
BB	USD	2,334,300	GBP	1,830,346	12/19/18	10,877
BB	USD	773,935	IDR	11,770,000,000	12/07/18	(3,149)
BB	USD	371,921	INR	27,170,000	12/07/18	(6,032)
BB	USD	14,830,780	JPY	1,652,651,307	11/16/18	(169,841)
BB	USD	1,706,841	JPY	189,741,061	12/19/18	(18,629)
BB	USD	719,268	JPY	81,147,697	12/19/18	2,741
BB	USD	52,566	JPY	5,850,000	01/24/19	(340)
BB	USD	100,962	MYR	420,000	11/02/18	(591)
BB	USD	307,485	MYR	1,274,000	12/07/18	(3,252)
BB	USD	10,505,553	NOK	86,632,763	12/19/18	(206,051)
BB	USD	3,513,702	NZD	5,429,167	11/16/18	29,631
BB	USD	7,561,406	NZD	11,498,861	12/19/18	(54,098)
BB	USD	1,995,357	NZD	3,063,437	12/19/18	4,681
BB	USD	202,327	RUB	13,910,000	12/07/18	7,925
BB	USD	14,812,058	SEK	133,846,800	11/16/18	(169,736)
BB	USD	31,716,790	SEK	284,989,954	12/19/18	(433,310)
BB	USD	985,719	SEK	8,998,962	12/19/18	2,101
BB	USD	12,326,586	SGD	16,895,705	12/19/18	(116,944)
BB	USD	144,348	ZAR	2,100,000	11/02/18	(1,999)
BB	USD	463,561	ZAR	7,010,000	12/07/18	9,579
BB	ZAR	2,100,000	USD	142,590	02/04/19	1,918
BNP	BRL	2,975,000	USD	710,187	12/13/18	(86,397)
BNP	EUR	6,870,593	CHF	7,872,000	01/16/19	41,135
BNP	EUR	4,009,000	USD	4,735,211	11/02/18	194,416
BNP	EUR	1,252,100	USD	1,438,982	11/14/18	19,480

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2018 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
BNP	EUR	40,000	USD	46,976	12/07/18	1,541
BNP	EUR	159,491	USD	182,665	12/14/18	1,358
BNP	GBP	3,518,000	USD	4,562,246	11/14/18	63,262
BNP	HKD	4,300,000	USD	548,868	12/10/18	(136)
BNP	INR	25,000,000	USD	360,244	11/02/18	22,155
BNP	INR	94,000,000	USD	1,293,560	11/05/18	22,823
BNP	JPY	203,000,000	USD	1,834,751	11/19/18	33,524
BNP	KRW	600,000,000	USD	535,236	11/15/18	8,536
BNP	KRW	4,752,137,500	USD	4,250,000	12/19/18	73,973
BNP	TWD	183,790,638	USD	6,058,100	11/28/18	108,117
BNP	TWD	15,000,000	USD	490,501	12/11/18	4,383
BNP	TWD	194,781,055	USD	6,373,100	12/19/18	56,109
BNP	USD	151,871	ARS	6,660,000	12/07/18	25,779
BNP	USD	1,093,437	EUR	958,000	11/14/18	(7,355)
BNP	USD	274,157	EUR	231,440	12/14/18	(11,059)
BNP	USD	3,435,254	GBP	2,660,000	11/14/18	(33,521)
BNP	USD	337,867	INR	25,000,000	11/02/18	222
BNP	USD	3,848,100	INR	268,776,317	11/28/18	(224,715)
BNP	USD	845,527	MXN	16,155,000	12/07/18	(54,450)
BNP	USD	51,377	PEN	170,500	12/07/18	(870)
BOA	RUB	7,900,000	USD	124,209	11/02/18	4,283
BOA	RUB	7,900,000	USD	118,859	02/04/19	140
BOA	SGD	8,078,811	USD	5,900,000	12/19/18	61,865
BOA	USD	120,074	RUB	7,900,000	11/02/18	(147)
CB	USD	3,848,100	TWD	116,828,316	11/28/18	(65,935)
CITI	AUD	1,091,640	USD	808,968	11/08/18	35,866
CITI	AUD	1,062,695	USD	788,164	11/15/18	35,507
CITI	AUD	16,694,764	USD	12,104,128	11/16/18	279,899
CITI	BRL	6,700,000	USD	1,803,499	11/06/18	3,368
CITI	CAD	1,370,000	JPY	117,242,819	01/22/19	4,064
CITI	CAD	9,622,139	USD	7,430,194	11/16/18	119,228
CITI	CHF	8,777,769	USD	8,957,989	11/16/18	231,893
CITI	DKK	1,766,705	USD	276,931	12/14/18	7,674
CITI	EUR	6,440,000	NOK	61,155,877	01/16/19	(64,731)
CITI	EUR	13,894,508	USD	15,923,758	11/14/18	171,592
CITI	EUR	3,374,625	USD	3,937,596	12/14/18	101,378
CITI	EUR	1,283,700	USD	1,497,154	01/15/19	33,062
CITI	EUR	1,303,150	USD	1,516,854	01/18/19	30,195
CITI	EUR	1,303,150	USD	1,516,841	01/22/19	29,670
CITI	GBP	3,588,071	USD	4,693,413	11/16/18	104,420
CITI	GBP	795,579	USD	1,034,958	12/14/18	15,945

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2018 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
CITI	HKD	6,556,558	USD	836,660	12/14/18	(506)
CITI	HKD	792,386	USD	101,179	12/14/18	4
CITI	IDR	1,300,000,000	USD	88,798	11/02/18	3,286
CITI	INR	281,777,123	USD	3,848,100	11/28/18	49,450
CITI	INR	261,745,326	USD	3,563,100	12/19/18	43,244
CITI	JPY	811,126,371	USD	7,323,477	11/16/18	127,843
CITI	JPY	73,300,000	USD	664,356	12/10/18	12,817
CITI	KRW	900,000,000	USD	810,811	11/30/18	20,461
CITI	KRW	730,000,000	USD	658,073	12/10/18	16,792
CITI	MXN	2,700,000	USD	142,409	11/05/18	9,491
CITI	MXN	2,700,000	USD	136,464	02/05/19	5,544
CITI	SEK	1,609,000	USD	177,934	12/10/18	1,518
CITI	SGD	3,067,500	JPY	246,184,359	12/19/18	(26,308)
CITI	USD	11,244,726	AUD	15,387,187	11/16/18	(346,601)
CITI	USD	4,693,413	AUD	6,632,055	11/16/18	3,805
CITI	USD	1,776,717	BRL	6,700,000	11/06/18	23,415
CITI	USD	1,766,184	BRL	7,360,000	12/10/18	204,930
CITI	USD	1,789,960	BRL	6,700,000	02/06/19	(3,815)
CITI	USD	7,439,853	CAD	9,686,324	11/16/18	(80,118)
CITI	USD	6,078,969	CHF	5,816,812	11/16/18	(296,399)
CITI	USD	139,104	CZK	3,025,000	12/07/18	(6,796)
CITI	USD	123,034	DKK	778,601	12/14/18	(4,370)
CITI	USD	616,768	EUR	530,000	11/02/18	(16,464)
CITI	USD	3,315,990	EUR	2,881,780	11/14/18	(48,925)
CITI	USD	315,492	EUR	272,355	12/14/18	(5,883)
CITI	USD	450,583	HUF	124,900,000	12/07/18	(13,922)
CITI	USD	85,375	IDR	1,300,000,000	11/02/18	138
CITI	USD	1,351,891	INR	94,000,000	11/05/18	(81,154)
CITI	USD	3,563,100	INR	249,174,709	12/19/18	(212,289)
CITI	USD	2,073,725	JPY	228,100,000	11/19/18	(49,784)
CITI	USD	18,902	JPY	2,080,723	12/14/18	(399)
CITI	USD	210,305	KRW	240,000,000	12/10/18	527
CITI	USD	138,384	MXN	2,700,000	11/05/18	(5,466)
CITI	USD	3,241,721	NZD	4,933,932	11/16/18	(21,602)
CITI	USD	218,012	PEN	725,000	12/07/18	(3,245)
CITI	USD	296,625	RUB	20,250,000	12/07/18	9,457
DB	AUD	1,104,000	USD	819,839	11/01/18	38,041

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2018 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
DB	AUD	1,654,000	USD	1,214,886	11/29/18	43,272
DB	BRL	1,820,000	USD	440,753	01/16/19	(45,344)
DB	BRL	12,080,000	USD	2,952,751	01/18/19	(273,073)
DB	CAD	1,370,000	JPY	116,624,538	02/08/19	(289)
DB	CAD	1,370,000	JPY	116,623,305	02/22/19	732
DB	CAD	242,700	USD	186,033	12/10/18	1,540
DB	DKK	157,149	USD	24,877	12/14/18	927
DB	EUR	4,581,000	USD	5,370,075	12/19/18	159,500
DB	EUR	89,000	USD	100,990	12/19/18	(241)
DB	GBP	145,000	USD	189,633	12/19/18	3,849
DB	IDR	1,300,000,000	USD	85,375	11/02/18	(138)
DB	IDR	1,300,000,000	USD	84,034	02/04/19	(396)
DB	SEK	1,485,000	USD	165,154	12/19/18	2,144
DB	USD	756,617	BRL	3,170,000	12/07/18	92,529
DB	USD	607,117	EUR	520,000	11/02/18	(18,139)
DB	USD	482,532	EUR	416,000	12/19/18	(9,360)
DB	USD	469,632	EUR	410,000	02/04/19	(1,211)
DB	USD	85,470	IDR	1,300,000,000	11/02/18	42
DB	USD	168,020	SEK	1,485,000	12/19/18	(5,011)
DB	USD	279,576	TRY	1,904,000	12/07/18	53,788
GSI	AUD	5,194,080	USD	3,733,842	11/16/18	55,085
GSI	CAD	5,696,163	USD	4,368,582	11/16/18	40,598
GSI	CHF	40,923,524	USD	41,598,273	11/16/18	915,658
GSI	EUR	3,650,000	JPY	471,759,945	11/14/18	46,474
GSI	EUR	9,698,151	USD	11,124,034	11/14/18	129,268
GSI	EUR	9,272,867	USD	10,784,290	11/16/18	270,045
GSI	GBP	17,542,805	USD	23,187,672	11/16/18	751,162
GSI	JPY	1,274,600,000	USD	11,574,509	11/14/18	268,921
GSI	JPY	406,158,431	USD	3,662,500	11/16/18	59,402
GSI	JPY	415,706,870	USD	3,675,316	11/16/18	(12,488)
GSI	NOK	92,465,118	USD	10,951,041	11/16/18	(24,062)
GSI	NOK	29,833,064	USD	3,662,777	11/16/18	121,755
GSI	NZD	18,852,464	USD	12,484,892	11/16/18	180,874
GSI	SEK	38,315,133	USD	4,229,753	11/16/18	38,226
GSI	SGD	3,067,500	JPY	246,682,491	12/19/18	(21,875)
GSI	USD	7,792,000	AUD	10,840,462	11/14/18	(114,292)
GSI	USD	3,662,777	AUD	5,071,693	11/16/18	(70,701)
GSI	USD	7,359,096	CAD	9,559,465	11/16/18	(95,749)
GSI	USD	8,462,809	CHF	8,336,660	11/16/18	(175,226)
GSI	USD	18,551,612	EUR	15,776,646	11/16/18	(662,914)
GSI	USD	40,195,626	GBP	30,895,012	11/16/18	(682,205)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2018 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
GSI	USD	659,953	JPY	73,132,004	11/14/18	(11,278)
GSI	USD	3,714,399	JPY	413,411,112	11/16/18	(46,962)
GSI	USD	4,250,000	KRW	4,807,600,000	12/19/18	(25,235)
GSI	USD	3,819,073	NOK	32,246,344	11/16/18	8,391
GSI	USD	7,896,546	NOK	64,907,994	11/16/18	(192,323)
GSI	USD	7,410,391	NZD	11,244,066	11/16/18	(71,976)
JPMCB	AUD	5,751,732	EUR	3,650,000	11/14/18	64,356
JPMCB	AUD	367,000	USD	272,770	11/02/18	12,879
JPMCB	AUD	17,045,135	USD	12,382,000	11/14/18	309,860
JPMCB	AUD	653,755	USD	465,638	11/16/18	2,609
JPMCB	AUD	1,654,000	USD	1,194,981	11/21/18	23,461
JPMCB	BRL	4,500,000	USD	1,194,363	01/24/19	(6,667)
JPMCB	CAD	1,370,000	JPY	116,798,706	02/14/19	1,710
JPMCB	CHF	241,185	SEK	2,200,000	01/16/19	846
JPMCB	CHF	454,657	USD	473,556	12/14/18	20,276
JPMCB	DKK	149,393	USD	23,284	12/14/18	515
JPMCB	EUR	14,203,162	USD	16,565,148	11/16/18	460,579
JPMCB	EUR	3,258,000	USD	3,777,385	01/23/19	58,997
JPMCB	GBP	1,760,000	USD	2,256,343	11/14/18	5,572
JPMCB	GBP	5,327,886	USD	6,997,015	11/16/18	182,873
JPMCB	JPY	402,422,824	USD	3,530,000	11/16/18	(39,958)
JPMCB	KRW	600,000,000	USD	534,998	11/09/18	8,377
JPMCB	KRW	900,000,000	USD	801,782	11/20/18	11,631
JPMCB	KRW	900,000,000	USD	808,625	11/30/18	18,276
JPMCB	NOK	310,000	USD	38,238	11/02/18	1,464
JPMCB	NOK	61,277,559	USD	7,372,542	11/16/18	99,232
JPMCB	NZD	6,139,039	USD	4,086,820	11/16/18	80,190
JPMCB	SEK	106,239,009	USD	11,682,550	11/16/18	60,414
JPMCB	SEK	1,806,700	USD	200,756	12/14/18	2,561
JPMCB	SGD	254,000	USD	187,007	11/02/18	3,633
JPMCB	TWD	72,216,000	USD	2,360,000	12/19/18	17,946
JPMCB	USD	1,208,161	AUD	1,654,000	11/01/18	(36,881)
JPMCB	USD	515,715	AUD	706,000	11/08/18	(15,725)
JPMCB	USD	4,590,000	AUD	6,233,449	11/14/18	(175,188)
JPMCB	USD	42,523	BRL	179,000	12/07/18	5,426
JPMCB	USD	3,854,044	CAD	5,028,680	11/16/18	(33,219)
JPMCB	USD	24,117,564	CHF	23,358,659	11/16/18	(896,413)
JPMCB	USD	69,043	CHF	66,195	12/14/18	(3,049)
JPMCB	USD	573,174	COP	1,735,000,000	12/07/18	(35,123)
JPMCB	USD	742,987	EUR	641,346	11/14/18	(15,895)
JPMCB	USD	18,920,878	EUR	16,302,992	11/16/18	(435,371)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2018 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
JPMCB	USD	7,526,636	GBP	5,786,277	11/16/18	(126,231)
JPMCB	USD	83,796	HKD	655,911	12/14/18	(47)
JPMCB	USD	268,229	IDR	4,120,000,000	12/07/18	1,579
JPMCB	USD	1,335,779	JPY	147,735,000	12/12/18	(22,325)
JPMCB	USD	17,507,675	NOK	142,233,544	11/16/18	(625,332)
JPMCB	USD	3,997,056	NZD	6,112,297	11/16/18	(7,879)
JPMCB	USD	315,877	RON	1,260,000	12/07/18	(10,130)
JPMCB	USD	7,863,606	SEK	70,337,613	11/16/18	(168,945)
JPMCB	USD	3,563,100	TWD	108,015,377	12/19/18	(60,027)
JPMCB	USD	200,667	ZAR	2,985,000	12/07/18	805
JPMCB	ZAR	2,100,000	USD	157,557	11/02/18	15,208
MSCI	AUD	20,231,617	USD	14,553,109	12/19/18	218,738
MSCI	AUD	3,009,046	USD	2,124,665	12/19/18	(7,284)
MSCI	CAD	2,600,144	USD	1,976,428	12/19/18	(623)
MSCI	CAD	2,794,296	USD	2,179,827	12/19/18	55,150
MSCI	EUR	21,428,586	USD	24,993,840	12/19/18	620,286
MSCI	GBP	11,696,248	USD	15,376,865	12/19/18	390,756
MSCI	JPY	1,965,189,864	USD	17,748,584	12/19/18	263,395
MSCI	JPY	684,794,386	USD	6,067,482	12/19/18	(25,447)
MSCI	NOK	146,972,796	USD	17,678,182	12/19/18	205,043
MSCI	NZD	4,578,634	USD	2,983,315	12/19/18	(5,956)
MSCI	NZD	4,613,353	USD	3,039,809	12/19/18	27,871
MSCI	SEK	393,029,864	USD	43,566,386	12/19/18	423,314
MSCI	SGD	13,249,624	USD	9,647,747	12/19/18	72,935
MSCI	USD	9,677,788	AUD	13,500,216	12/19/18	(112,704)
MSCI	USD	247,044	AUD	349,267	12/19/18	416
MSCI	USD	13,691,742	CAD	17,814,557	12/19/18	(146,232)
MSCI	USD	13,724,904	EUR	11,796,459	12/19/18	(307,238)
MSCI	USD	12,943,905	GBP	9,960,148	12/19/18	(182,216)
MSCI	USD	10,431,939	JPY	1,163,598,219	12/19/18	(78,875)
MSCI	USD	5,133,103	JPY	581,136,092	12/19/18	37,530
MSCI	USD	11,699,371	NOK	96,021,800	12/19/18	(283,638)
MSCI	USD	731,720	NOK	6,162,574	12/19/18	929
MSCI	USD	18,872,909	NZD	28,724,849	12/19/18	(119,202)
MSCI	USD	4,626,595	NZD	7,137,244	12/19/18	33,126
MSCI	USD	4,640,465	SEK	41,857,032	12/19/18	(45,799)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2018 (unaudited)

Forward foreign currency contracts—(concluded)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
MSCI	USD	180,007	SGD	248,392	12/19/18	(507)
RBS	AUD	839,163	USD	599,459	12/14/18	4,935
RBS	AUD	367,000	USD	259,859	02/04/19	(337)
RBS	CHF	113,000	USD	117,402	12/10/18	4,801
RBS	DKK	31,026	USD	4,902	12/14/18	174
RBS	EUR	2,470,000	USD	2,842,530	02/04/19	20,579
RBS	GBP	862,429	USD	1,114,530	12/10/18	10,188
RBS	GBP	130,299	USD	169,474	12/14/18	2,581
RBS	HKD	4,980,000	USD	635,411	12/10/18	(412)
RBS	INR	25,000,000	USD	337,867	11/02/18	(222)
RBS	INR	25,000,000	USD	336,605	02/04/19	2,157
RBS	NOK	310,000	USD	37,371	02/04/19	434
RBS	SEK	1,025,627	USD	113,449	12/14/18	938
RBS	SGD	254,000	USD	184,526	02/04/19	758
RBS	USD	259,547	AUD	367,000	11/02/18	344
RBS	USD	189,294	CAD	242,700	12/10/18	(4,800)
RBS	USD	19,013	CZK	418,000	12/07/18	(730)
RBS	USD	2,818,549	EUR	2,470,000	11/02/18	(20,903)
RBS	USD	385,628	GBP	300,429	12/10/18	(928)
RBS	USD	139,644	GBP	106,111	12/14/18	(3,731)
RBS	USD	341,041	INR	25,000,000	11/02/18	(2,952)
RBS	USD	1,336,956	JPY	147,735,000	12/05/18	(24,512)
RBS	USD	1,558,009	JPY	172,530,000	12/10/18	(24,449)
RBS	USD	64,245	JPY	7,150,000	01/24/19	(414)
RBS	USD	37,210	NOK	310,000	11/02/18	(435)
RBS	USD	53,973	RON	215,500	12/07/18	(1,680)
RBS	USD	184,117	SGD	254,000	11/02/18	(743)
RBS	USD	624,025	THB	20,310,000	12/07/18	(10,802)
SG	CHF	7,429,509	SEK	68,900,000	01/16/19	150,534
SG	JPY	401,106,840	USD	3,530,000	11/16/18	(28,284)
SG	USD	32,606,753	JPY	3,578,721,603	11/16/18	(859,331)
						653,342

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2018 (unaudited)

Variance swap agreements

Counterparty	Notional amount (000)		Maturity date	Pay/ receive variance	Reference entity	Volatility strike price(%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
BNP	EUR	5	12/20/19	Receive	DJ Euro Stoxx 50	21.40	—	(17,606)	(17,606)
BNP	EUR	5	12/20/19	Receive	DJ Euro Stoxx 50	21.55	—	(19,638)	(19,638)
BNP	EUR	6	12/20/19	Receive	DJ Euro Stoxx 50	21.60	—	(25,117)	(25,117)
BNP	EUR	3	12/20/19	Receive	DJ Euro Stoxx 50	21.65	—	(10,508)	(10,508)
BNP	EUR	4	12/20/19	Receive	DJ Euro Stoxx 50	21.70	—	(15,506)	(15,506)
BNP	EUR	2	12/20/19	Receive	DJ Euro Stoxx 50	22.50	—	(7,633)	(7,633)
BNP	EUR	3	12/20/19	Receive	DJ Euro Stoxx 50	22.70	—	(13,179)	(13,179)
BNP	HKD	95	12/28/18	Receive	Hang Seng China Enterprises Index	25.15	—	(54,000)	(54,000)
BNP	HKD	39	12/28/18	Receive	Hang Seng China Enterprises Index	25.45	—	(23,154)	(23,154)
BNP	HKD	23	12/28/18	Receive	Hang Seng China Enterprises Index	27.70	—	(16,067)	(16,067)
BNP	JPY	999	12/14/18	Receive	Nikkei 225 Index	19.85	—	(21,419)	(21,419)
BNP	KRW	1,860	12/13/18	Receive	Kospi 200 Index	21.90	—	(9,195)	(9,195)
BNP	USD	9	12/21/18	Pay	S&P 500 Index	17.15	—	24,036	24,036
BNP	USD	12	12/21/18	Pay	S&P 500 Index	17.75	—	46,031	46,031
BNP	USD	5	12/21/18	Pay	S&P 500 Index	18.05	—	19,819	19,819
BNP	USD	3	12/21/18	Pay	S&P 500 Index	20.20	—	15,307	15,307
BNP	USD	2	12/21/18	Pay	S&P 500 Index	21.60	—	9,004	9,004
BNP	USD	6	12/20/19	Pay	S&P 500 Index	19.30	—	4,290	4,290
BNP	USD	6	12/20/19	Pay	S&P 500 Index	19.40	—	4,937	4,937
BNP	USD	8	12/20/19	Pay	S&P 500 Index	19.50	—	7,151	7,151
BNP	USD	3	12/20/19	Pay	S&P 500 Index	19.70	—	3,686	3,686
BNP	USD	3	12/20/19	Pay	S&P 500 Index	19.80	—	3,858	3,858
BNP	USD	1	12/20/19	Pay	S&P 500 Index	20.20	—	2,356	2,356
BNP	USD	2	12/20/19	Pay	S&P 500 Index	20.75	—	4,109	4,109

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2018 (unaudited)

Variance swap agreements—(continued)

Counterparty	Notional amount (000)		Maturity date	Pay/ receive variance	Reference entity	Volatility strike price(%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
BNP	USD	3	12/20/19	Pay	S&P 500 Index	21.00	—	7,345	7,345
BOA	USD	30	12/20/19	Pay	S&P 500 Index	21.00	—	3,386	3,386
BOA	USD	82	12/17/21	Receive	S&P 500 Index	21.00	—	(17,338)	(17,338)
DB	HKD	19	12/28/18	Receive	Hang Seng China Enterprises Index	25.80	—	(9,180)	(9,180)
DB	USD	3	12/21/18	Pay	S&P 500 Index	19.05	—	8,137	8,137
JPMCB	EUR	7	12/20/19	Receive	DJ Euro Stoxx 50	22.90	—	(39,304)	(39,304)
JPMCB	EUR	1	12/20/19	Receive	DJ Euro Stoxx 50	23.05	—	(6,445)	(6,445)
JPMCB	EUR	2	12/20/19	Receive	DJ Euro Stoxx 50	23.15	—	(13,101)	(13,101)
JPMCB	EUR	2	12/20/19	Receive	DJ Euro Stoxx 50	23.20	—	(13,194)	(13,194)
JPMCB	HKD	38	12/28/18	Receive	Hang Seng China Enterprises Index	25.07	—	(21,765)	(21,765)
JPMCB	HKD	37	12/28/18	Receive	Hang Seng China Enterprises Index	25.32	—	(15,711)	(15,711)
JPMCB	HKD	40	12/28/18	Receive	Hang Seng China Enterprises Index	25.40	—	(23,877)	(23,877)
JPMCB	HKD	73	12/28/18	Receive	Hang Seng China Enterprises Index	25.48	—	(32,687)	(32,687)
JPMCB	HKD	60	12/28/18	Receive	Hang Seng China Enterprises Index	25.49	—	(36,367)	(36,367)
JPMCB	HKD	40	12/28/18	Receive	Hang Seng China Enterprises Index	25.87	—	(26,737)	(26,737)
JPMCB	HKD	44	12/28/18	Receive	Hang Seng China Enterprises Index	26.41	—	(32,534)	(32,534)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2018 (unaudited)

Variance swap agreements—(continued)

Counterparty	Notional amount (000)		Maturity date	Pay/ receive variance	Reference entity	Volatility strike price(%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
JPMCB	HKD	19	12/28/18	Receive	Hang Seng China Enterprises Index	26.53	—	(10,456)	(10,456)
JPMCB	HKD	83	12/28/18	Receive	Hang Seng China Enterprises Index	27.09	—	(67,275)	(67,275)
JPMCB	HKD	100	12/28/18	Receive	Hang Seng China Enterprises Index	27.10	—	(80,755)	(80,755)
JPMCB	HKD	20	12/28/18	Receive	Hang Seng China Enterprises Index	27.87	—	(13,838)	(13,838)
JPMCB	HKD	63	12/28/18	Receive	Hang Seng China Enterprises Index	27.89	—	(56,268)	(56,268)
JPMCB	HKD	45	12/30/19	Receive	Hang Seng China Enterprises Index	26.20	—	(9,847)	(9,847)
JPMCB	HKD	69	12/30/19	Receive	Hang Seng China Enterprises Index	26.76	—	(19,026)	(19,026)
JPMCB	HKD	22	12/30/19	Receive	Hang Seng China Enterprises Index	27.10	—	(6,880)	(6,880)
JPMCB	JPY	520	12/14/18	Receive	Nikkei 225 Index	19.80	—	(11,111)	(11,111)
JPMCB	JPY	1,030	12/14/18	Receive	Nikkei 225 Index	20.28	—	(25,712)	(25,712)
JPMCB	JPY	1,545	12/14/18	Receive	Nikkei 225 Index	20.51	—	(41,506)	(41,506)
JPMCB	JPY	517	12/14/18	Receive	Nikkei 225 Index	20.58	—	(13,262)	(13,262)
JPMCB	USD	5	12/21/18	Pay	S&P 500 Index	16.70	—	10,698	10,698
JPMCB	USD	5	12/21/18	Pay	S&P 500 Index	17.40	—	12,800	12,800
JPMCB	USD	9	12/21/18	Pay	S&P 500 Index	17.48	—	27,345	27,345
JPMCB	USD	5	12/21/18	Pay	S&P 500 Index	17.49	—	12,843	12,843
JPMCB	USD	14	12/21/18	Pay	S&P 500 Index	17.51	—	41,679	41,679
JPMCB	USD	9	12/21/18	Pay	S&P 500 Index	17.65	—	26,742	26,742
JPMCB	USD	5	12/21/18	Pay	S&P 500 Index	17.67	—	18,532	18,532

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2018 (unaudited)

Variance swap agreements—(concluded)

Counterparty	Notional amount (000)		Maturity date	Pay/ receive variance	Reference entity	Volatility strike price(%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
JPMCB	USD	5	12/21/18	Pay	S&P 500 Index	18.00	—	20,479	20,479
JPMCB	USD	8	12/21/18	Pay	S&P 500 Index	18.09	—	31,123	31,123
JPMCB	USD	5	12/21/18	Pay	S&P 500 Index	18.37	—	22,895	22,895
JPMCB	USD	6	12/21/18	Pay	S&P 500 Index	18.41	—	26,004	26,004
JPMCB	USD	11	12/21/18	Pay	S&P 500 Index	19.09	—	54,903	54,903
JPMCB	USD	13	12/21/18	Receive	S&P 500 Index	19.15	—	66,082	66,082
JPMCB	USD	10	12/21/18	Pay	S&P 500 Index	19.24	—	50,887	50,887
JPMCB	USD	3	12/21/18	Pay	S&P 500 Index	19.47	—	9,224	9,224
JPMCB	USD	3	12/21/18	Pay	S&P 500 Index	21.08	—	14,626	14,626
JPMCB	USD	6	12/20/19	Pay	S&P 500 Index	19.20	—	3,692	3,692
JPMCB	USD	9	12/20/19	Pay	S&P 500 Index	19.86	—	10,638	10,638
JPMCB	USD	3	12/20/19	Pay	S&P 500 Index	20.10	—	4,177	4,177
JPMCB	USD	6	12/20/19	Pay	S&P 500 Index	20.90	—	13,864	13,864
JPMCB	USD	7	12/20/19	Pay	S&P 500 Index	21.50	—	19,890	19,890
JPMCB	USD	3	12/20/19	Pay	S&P 500 Index	21.70	—	8,451	8,451
SG	HKD	38	12/28/18	Receive	Hang Seng China Enterprises Index	25.00	—	(21,732)	(21,732)
SG	HKD	39	12/28/18	Receive	Hang Seng China Enterprises Index	26.05	—	(27,283)	(27,283)
SG	HKD	44	12/28/18	Receive	Hang Seng China Enterprises Index	27.60	—	(37,762)	(37,762)
SG	HKD	43	12/28/18	Receive	Hang Seng China Enterprises Index	27.85	—	(38,176)	(38,176)
SG	HKD	132	12/28/18	Receive	Hang Seng China Enterprises Index	27.90	—	(118,409)	(118,409)
SG	HKD	43	12/28/18	Receive	Hang Seng China Enterprises Index	27.95	—	(38,696)	(38,696)
SG	HKD	176	12/28/18	Receive	Hang Seng China Enterprises Index	28.05	—	(159,321)	(159,321)
SG	HKD	44	12/28/18	Receive	Hang Seng China Enterprises Index	28.15	—	(40,410)	(40,410)
SG	HKD	22	12/30/19	Receive	Hang Seng China Enterprises Index	26.65	—	(5,857)	(5,857)
SG	USD	5	12/21/18	Pay	S&P 500 Index	18.10	—	20,568	20,568
SG	USD	5	12/21/18	Pay	S&P 500 Index	18.30	—	22,529	22,529
SG	USD	23	12/21/18	Pay	S&P 500 Index	19.10	—	117,898	117,898
SG	USD	11	12/21/18	Pay	S&P 500 Index	19.20	—	58,693	58,693
SG	USD	6	12/21/18	Pay	S&P 500 Index	19.25	—	30,167	30,167
SG	USD	17	12/21/18	Pay	S&P 500 Index	19.30	—	90,885	90,885
SG	USD	6	12/21/18	Pay	S&P 500 Index	19.35	—	30,479	30,479
SG	USD	3	12/20/19	Pay	S&P 500 Index	19.65	—	(2,919)	(2,919)
							—	(325,518)	(325,518)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2018 (unaudited)

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[7] (%)	Payments received by the Portfolio[7] (%)	Value($)	Unrealized appreciation (depreciation)($)
AUD	11,510	05/23/21	Semi-Annual	6 Month AUD Bank Bill Rate	2.385	22,370	22,370
AUD	1,037	05/23/21	Semi-Annual	2.385	6 Month AUD Bank Bill Rate	(2,015)	(799)
AUD	37,000	11/27/21	Semi-Annual	6 Month AUD Bank Bill Rate	2.430	42,808	42,808
CAD	5,364	11/02/19	Semi-Annual	3 Month Canadian Bankers Acceptance Rate	1.775	(25,164)	(25,164)
CAD	3,576	11/03/19	Semi-Annual	3 Month Canadian Bankers Acceptance Rate	1.800	(16,041)	(16,041)
CAD	3,576	11/06/19	Semi-Annual	3 Month Canadian Bankers Acceptance Rate	1.795	(18,832)	(18,832)
CAD	5,364	11/07/19	Semi-Annual	3 Month Canadian Bankers Acceptance Rate	1.775	(29,561)	(29,561)
CAD	1,788	11/09/19	Semi-Annual	3 Month Canadian Bankers Acceptance Rate	1.780	(9,944)	(9,944)
CAD	1,788	11/10/19	Semi-Annual	3 Month Canadian Bankers Acceptance Rate	1.800	(9,663)	(9,663)
CAD	5,364	11/14/19	Semi-Annual	3 Month Canadian Bankers Acceptance Rate	1.810	(28,261)	(28,261)
CAD	1,788	11/29/19	Semi-Annual	3 Month Canadian Bankers Acceptance Rate	1.763	(11,440)	(11,433)
CAD	1,788	12/01/19	Semi-Annual	3 Month Canadian Bankers Acceptance Rate	1.835	(8,715)	(8,688)
CAD	1,788	12/04/19	Semi-Annual	3 Month Canadian Bankers Acceptance Rate	1.871	(7,913)	(7,913)
CAD	2,760	08/16/20	Semi-Annual	3 Month Canadian Bankers Acceptance Rate	2.403	(7,367)	(7,344)
CAD	2,760	08/17/20	Semi-Annual	3 Month Canadian Bankers Acceptance Rate	2.430	(6,334)	(6,334)
CAD	2,760	08/20/20	Semi-Annual	3 Month Canadian Bankers Acceptance Rate	2.420	(7,366)	(7,366)
CAD	2,760	08/21/20	Semi-Annual	3 Month Canadian Bankers Acceptance Rate	2.422	(7,365)	(7,365)
CAD	2,760	08/22/20	Semi-Annual	3 Month Canadian Bankers Acceptance Rate	2.407	(8,104)	(8,104)
CAD	7,533	07/09/21	Semi-Annual	3 Month Canadian Bankers Acceptance Rate	2.510	(37,649)	(37,649)
CAD	3,766	07/10/21	Semi-Annual	3 Month Canadian Bankers Acceptance Rate	2.503	(19,319)	(19,319)
CAD	2,228	07/12/21	Semi-Annual	3 Month Canadian Bankers Acceptance Rate	2.500	(11,493)	(11,493)
CAD	3,766	07/22/21	Semi-Annual	3 Month Canadian Bankers Acceptance Rate	2.500	(19,594)	(19,594)
CAD	1,020	07/23/21	Semi-Annual	3 Month Canadian Bankers Acceptance Rate	2.500	(5,312)	(5,312)
CAD	8,080	07/26/21	Semi-Annual	3 Month Canadian Bankers Acceptance Rate	2.609	(29,359)	(29,359)
CAD	6,060	07/29/21	Semi-Annual	3 Month Canadian Bankers Acceptance Rate	2.620	(21,120)	(21,120)
CAD	6,060	07/30/21	Semi-Annual	3 Month Canadian Bankers Acceptance Rate	2.639	(19,450)	(19,450)
CAD	4,040	07/31/21	Semi-Annual	3 Month Canadian Bankers Acceptance Rate	2.615	(14,390)	(14,390)
CAD	6,060	08/01/21	Semi-Annual	3 Month Canadian Bankers Acceptance Rate	2.662	(17,598)	(17,598)
CAD	4,040	08/02/21	Semi-Annual	3 Month Canadian Bankers Acceptance Rate	2.653	(12,220)	(12,220)
CAD	6,060	08/06/21	Semi-Annual	3 Month Canadian Bankers Acceptance Rate	2.666	(17,297)	(17,297)
CAD	346	10/26/27	Semi-Annual	2.356	3 Month Canadian Bankers Acceptance Rate	10,669	10,669
CAD	1,037	11/02/27	Semi-Annual	2.288	3 Month Canadian Bankers Acceptance Rate	34,382	34,382
CAD	691	11/03/27	Semi-Annual	2.301	3 Month Canadian Bankers Acceptance Rate	22,436	22,436

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2018 (unaudited)

Centrally cleared interest rate swap agreements—(continued)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[7] (%)	Payments received by the Portfolio[7] (%)	Value($)	Unrealized appreciation (depreciation)($)
CAD	691	11/06/27	Semi-Annual	2.280	3 Month Canadian Bankers Acceptance Rate	24,502	24,502
CAD	1,037	11/07/27	Semi-Annual	2.257	3 Month Canadian Bankers Acceptance Rate	38,246	38,246
CAD	346	11/09/27	Semi-Annual	2.266	3 Month Canadian Bankers Acceptance Rate	12,567	12,567
CAD	346	11/10/27	Semi-Annual	2.297	3 Month Canadian Bankers Acceptance Rate	11,911	11,911
CAD	1,037	11/14/27	Semi-Annual	2.312	3 Month Canadian Bankers Acceptance Rate	34,730	34,730
CAD	346	11/28/27	Semi-Annual	2.195	3 Month Canadian Bankers Acceptance Rate	14,421	14,416
CAD	346	11/29/27	Semi-Annual	2.209	3 Month Canadian Bankers Acceptance Rate	14,119	14,114
CAD	346	12/01/27	Semi-Annual	2.268	3 Month Canadian Bankers Acceptance Rate	12,277	12,261
CAD	346	12/04/27	Semi-Annual	2.285	3 Month Canadian Bankers Acceptance Rate	11,888	11,888
EUR	5,200	03/16/48	Semi-Annual	1.892	6 Month EURIBOR	(60,502)	(60,502)
GBP	5,411	06/29/47	Semi-Annual	1.643	6 Month GBP LIBOR	82,078	82,078
GBP	5,400	07/05/47	Semi-Annual	1.720	6 Month GBP LIBOR	22,388	22,388
GBP	5,100	10/06/47	Semi-Annual	1.765	6 Month GBP LIBOR	(15,005)	(15,005)
GBP	3,500	01/14/48	Semi-Annual	1.519	6 Month GBP LIBOR	105,518	105,518
GBP	1,035	02/15/48	Semi-Annual	1.798	6 Month GBP LIBOR	(8,885)	(8,885)
SEK	33,480	10/20/19	Quarterly	0.213	3 Month SEK STIBOR	(1,306)	(1,306)
SEK	11,160	10/30/19	Annual	3 Month SEK STIBOR	0.220	(26)	2,816
SEK	11,160	10/30/19	Quarterly	0.220	3 Month SEK STIBOR	(61)	(61)
SEK	22,320	11/08/19	Quarterly	0.257	3 Month SEK STIBOR	5,532	5,523
SEK	33,480	11/09/19	Quarterly	0.249	3 Month SEK STIBOR	7,846	7,842
SEK	11,160	11/13/19	Quarterly	0.234	3 Month SEK STIBOR	(692)	(700)
SEK	11,160	11/14/19	Quarterly	0.222	3 Month SEK STIBOR	1,964	1,951
SEK	33,480	11/16/19	Quarterly	0.255	3 Month SEK STIBOR	8,502	8,519
SEK	11,160	11/30/19	Quarterly	0.245	3 Month SEK STIBOR	2,786	4,246
SEK	11,160	12/01/19	Quarterly	0.236	3 Month SEK STIBOR	2,595	2,595
SEK	11,160	12/04/19	Quarterly	0.212	3 Month SEK STIBOR	2,005	1,992

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2018 (unaudited)

Centrally cleared interest rate swap agreements—(concluded)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[7] (%)	Payments received by the Portfolio[7] (%)	Value($)	Unrealized appreciation (depreciation)($)
SEK	11,160	12/05/19	Quarterly	0.223	3 Month SEK STIBOR	2,298	2,258
SEK	19,800	08/20/20	Quarterly	0.128	3 Month SEK STIBOR	2,413	2,412
SEK	19,800	08/21/20	Quarterly	0.123	3 Month SEK STIBOR	2,261	2,261
SEK	19,800	08/22/20	Quarterly	0.116	3 Month SEK STIBOR	2,076	(211,203)
SEK	19,800	08/23/20	Quarterly	0.105	3 Month SEK STIBOR	1,631	(208,670)
SEK	19,800	08/24/20	Quarterly	0.108	3 Month SEK STIBOR	1,813	(205,497)
SEK	4,216	10/23/27	Annual	3 Month SEK STIBOR	1.158	595	595
SEK	4,216	10/23/27	Quarterly	0.361	3 Month SEK STIBOR	40	50,996
SEK	2,108	10/30/27	Quarterly	3 Month SEK STIBOR	1.212	1,331	1,331
SEK	2,108	10/30/27	Quarterly	0.431	3 Month SEK STIBOR	4	24,975
SEK	6,324	11/06/27	Annual	3 Month SEK STIBOR	1.166	9,382	9,382
SEK	6,324	11/06/27	Quarterly	0.455	3 Month SEK STIBOR	592	73,984
SEK	4,216	11/07/27	Annual	3 Month SEK STIBOR	1.156	5,782	5,782
SEK	4,216	11/07/27	Quarterly	0.457	3 Month SEK STIBOR	390	49,174
SEK	4,216	11/08/27	Annual	3 Month SEK STIBOR	1.130	4,557	4,557
SEK	4,216	11/08/27	Quarterly	0.447	3 Month SEK STIBOR	385	49,023
SEK	6,324	11/09/27	Annual	3 Month SEK STIBOR	1.133	7,048	7,048
SEK	6,324	11/09/27	Quarterly	0.444	3 Month SEK STIBOR	570	73,310
SEK	2,108	11/13/27	Annual	3 Month SEK STIBOR	1.154	2,750	2,750
SEK	2,108	11/13/27	Quarterly	0.448	3 Month SEK STIBOR	185	24,142
SEK	2,108	11/14/27	Annual	3 Month SEK STIBOR	1.175	3,220	3,220
SEK	2,108	11/14/27	Quarterly	0.460	3 Month SEK STIBOR	183	24,068
SEK	6,324	11/16/27	Annual	3 Month SEK STIBOR	1.152	8,020	8,020
SEK	6,324	11/16/27	Quarterly	0.470	3 Month SEK STIBOR	549	71,769
SEK	2,108	11/30/27	Annual	3 Month SEK STIBOR	1.090	1,069	1,069
SEK	2,108	11/30/27	Quarterly	0.467	3 Month SEK STIBOR	152	22,878
SEK	2,108	12/04/27	Annual	3 Month SEK STIBOR	1.110	1,448	1,451
SEK	2,108	12/04/27	Quarterly	0.458	3 Month SEK STIBOR	145	22,581
SEK	2,108	12/05/27	Annual	3 Month SEK STIBOR	1.110	1,439	1,439
SEK	2,108	12/05/27	Quarterly	0.458	3 Month SEK STIBOR	142	142
USD	33,541	09/18/24	Semi-Annual	3 Month USD LIBOR	3.035	(247,757)	(247,757)
USD	32,275	09/18/24	Semi-Annual	3 Month USD LIBOR	2.910	(420,922)	(413,414)
USD	17,000	06/17/25	Quarterly	3.150	3 Month USD LIBOR	35,948	(2,873)
USD	16,000	12/16/25	Quarterly	3.162	3 Month USD LIBOR	29,017	29,017
USD	8,100	03/20/49	Quarterly	3.052	3 Month USD LIBOR	401,565	401,565
USD	6,307	09/18/49	Quarterly	3.027	3 Month USD LIBOR	342,264	342,264
						235,762	62,745

Centrally cleared credit default swap agreements on credit indices—buy protection8

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[7] (%)	Upfront payments made ($)	Value ($)	Unrealized appreciation (depreciation) ($)
CDX North American Investment Grade 31 Index	USD	28,863	12/20/23	Quarterly	1.000	465,357	(532,933)	(67,576)
iTraxx Europe Main Series 30 Index	EUR	25,500	12/20/23	Quarterly	1.000	487,818	(410,374)	77,444
						953,175	(943,307)	9,868

Centrally cleared credit default swap agreements on credit indices—sell protection9

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[7] (%)	Upfront payments received ($)	Value ($)	Unrealized depreciation ($)
CDX North America High Yield 31 Index	USD	2,139	12/20/23	Quarterly	5.000	(151,762)	125,983	(25,779)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2018 (unaudited)

Interest rate swap agreements

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[7](%)	Payments received by the Portfolio[7](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)

BNP	KRW	6,336,684	03/20/21	Quarterly	3 Month KRW CD	2.425	—	55,329	55,329
BNP	KRW	1,624,919	03/20/29	Quarterly	2.563	3 Month KRW CD	—	(60,110)	(60,110)
CITI	KRW	1,528,333	09/18/21	Quarterly	3 Month KRW CD	2.070	—	3,086	3,086
CITI	KRW	336,632	09/18/29	Quarterly	2.230	3 Month KRW CD	—	(3,029)	(3,029)
GS	KRW	1,927,800	03/19/21	Quarterly	3 Month KRW CD	2.095	—	5,914	5,914
GS	KRW	10,243,360	03/20/21	Quarterly	3 Month KRW CD	2.388	—	82,857	82,857
GS	KRW	4,933,732	03/20/21	Quarterly	3 Month KRW CD	2.415	—	42,233	42,233
GS	KRW	4,933,732	03/20/21	Quarterly	3 Month KRW CD	2.415	—	42,233	42,233
GS	KRW	3,572,400	09/18/21	Quarterly	3 Month KRW CD	2.188	—	14,396	14,396
GS	KRW	1,428,960	09/18/21	Quarterly	3 Month KRW CD	2.165	—	5,198	5,198

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2018 (unaudited)

Interest rate swap agreements—(continued)

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[7](%)	Payments received by the Portfolio[7](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)

GS	KRW	1,746,666	09/18/21	Quarterly	3 Month KRW CD	2.075	—	3,675	3,675
GS	KRW	2,179,840	03/20/29	Quarterly	2.533	3 Month KRW CD	—	(75,487)	(75,487)
GS	KRW	1,041,385	03/20/29	Quarterly	2.560	3 Month KRW CD	—	(38,319)	(38,319)
GS	KRW	1,041,385	03/20/29	Quarterly	2.560	3 Month KRW CD	—	(38,319)	(38,319)
GS	KRW	404,600	03/20/29	Quarterly	2.255	3 Month KRW CD	—	(5,167)	(5,167)
GS	KRW	780,390	09/18/29	Quarterly	2.347	3 Month KRW CD	—	(14,138)	(14,138)
GS	KRW	312,156	09/18/29	Quarterly	2.325	3 Month KRW CD	—	(5,120)	(5,120)
GS	KRW	384,722	09/18/29	Quarterly	2.235	3 Month KRW CD	—	(3,611)	(3,611)
JPMCB	BRL	19,076	01/04/21	Monthly	1 Month Brazilian Interbank Deposit Average	8.820	—	134,137	134,137
JPMCB	KRW	3,855,600	03/19/21	Quarterly	3 Month KRW CD	2.088	—	11,335	11,335
JPMCB	KRW	4,633,200	03/20/21	Quarterly	3 Month KRW CD	2.120	—	16,236	16,236
JPMCB	KRW	3,855,600	03/20/21	Quarterly	3 Month KRW CD	2.100	—	12,190	12,190
JPMCB	KRW	1,927,800	03/20/21	Quarterly	3 Month KRW CD	2.090	—	5,764	5,764
JPMCB	KRW	3,572,400	09/18/21	Quarterly	3 Month KRW CD	2.170	—	13,300	13,300
JPMCB	KRW	5,469,995	09/18/21	Quarterly	3 Month KRW CD	2.055	—	9,645	9,645
JPMCB	KRW	5,879,714	09/18/21	Quarterly	3 Month KRW CD	2.055	—	10,367	10,367
JPMCB	KRW	11,903,204	09/18/21	Quarterly	3 Month KRW CD	2.050	—	19,974	19,974
JPMCB	KRW	5,900,490	09/18/21	Quarterly	3 Month KRW CD	2.050	—	9,901	9,901
JPMCB	KRW	4,797,838	09/18/21	Quarterly	3 Month KRW CD	2.025	—	6,007	6,007
JPMCB	KRW	809,200	03/20/29	Quarterly	2.248	3 Month KRW CD	—	(9,855)	(9,855)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2018 (unaudited)

Swaps—(continued)

Interest rate swap agreements—(concluded)

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[7](%)	Payments received by the Portfolio[7]	Upfront payments received (made)($)	Value($)	Unrealized depreciation($)

JPMCB	KRW	809,200	03/20/29	Quarterly	2.260	3 Month KRW CD	—	(10,652)	(10,652)
JPMCB	KRW	404,600	03/20/29	Quarterly	2.250	3 Month KRW CD	—	(5,007)	(5,007)
JPMCB	KRW	972,400	03/20/29	Quarterly	2.280	3 Month KRW CD	—	(14,333)	(14,333)
JPMCB	KRW	780,390	09/18/29	Quarterly	2.330	3 Month KRW CD	—	(13,104)	(13,104)
JPMCB	KRW	1,194,922	09/18/29	Quarterly	2.215	3 Month KRW CD	—	(9,353)	(9,353)
JPMCB	KRW	1,237,553	09/18/29	Quarterly	2.215	3 Month KRW CD	—	(9,687)	(9,687)
JPMCB	KRW	2,621,811	09/18/29	Quarterly	2.210	3 Month KRW CD	—	(19,500)	(19,500)
JPMCB	KRW	1,312,401	09/18/29	Quarterly	2.210	3 Month KRW CD	—	(9,761)	(9,761)
JPMCB	KRW	1,044,023	09/18/29	Quarterly	2.180	3 Month KRW CD	—	(5,324)	(5,324)
							—	153,901	153,901

Total return swap agreements

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[7]	Payments received by the Portfolio[7]	Upfront payments received (made)($)	Value($)	Unrealized depreciation($)

BNP	USD	1,662	03/05/19	Monthly	1 Month USD LIBOR plus 67 bps	FTSE EPRA NAREIT Developed Total Return Index	—	(9,968)	(9,968)
BNP	USD	2,456	07/25/19	Monthly	1 Month USD LIBOR plus 49 bps	FTSE EPRA NAREIT Developed Total Return Index	—	(13,662)	(13,662)
BNP	USD	1,726	12/12/18	Quarterly	Ibovespa Brasil Sao Paulo Stock Exchange Index	3 Month USD LIBOR plus 35 bps	—	(503,912)	(503,912)
BNP	USD	1,657	05/21/19	Quarterly	Ibovespa Brasil Sao Paulo Stock Exchange Index	1 Month USD LIBOR plus 15 bps	—	(405,830)	(405,830)
							—	(933,372)	(933,372)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2018 (unaudited)

Assets

Description	Investments measured at fair value using the net asset value per share (or its equivalent) practical expedient ($)	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	—	262,896,339	—	—	262,896,339
Preferred stocks	—	449,573	59,551	—	509,124
Investment companies	31,066,048	36,737,888	—	—	67,803,936
US government obligations	—	—	15,614,251	—	15,614,251
Corporate notes	—	—	1,620,171	—	1,620,171
Non-US government obligations	—	—	24,164,839	—	24,164,839
Certificates of deposit	—	—	13,497,485	—	13,497,485
Commercial paper	—	—	12,450,527	—	12,450,527
Time deposits	—	—	7,797,614	—	7,797,614
Short-term US government obligations	—	—	38,974,337	—	38,974,337
Short-term investment	—	—	170,290,696	—	170,290,696
Options purchased	—	3,399,963	114,212	—	3,514,175
Swaptions purchased	—	—	8,679,221	—	8,679,221
Foreign exchange options purchased	—	—	505,943	—	505,943
Futures contracts	—	2,989,968	—	—	2,989,968
Forward foreign currency contracts	—	—	14,059,446	—	14,059,446
Swap agreements	—	—	3,091,809	—	3,091,809
Total	31,066,048	306,473,731	310,920,102	—	648,459,881

Liabilities
Investments sold short	—	(88,396,239)	—	—	(88,396,239)
Options written	—	(2,847,406)	(428,034)	—	(3,275,440)
Swaptions written	—	—	(3,318,890)	—	(3,318,890)
Foreign exchange options written	—	—	(91,234)	—	(91,234)
Futures contracts	—	(489,668)	—	—	(489,668)
Forward foreign currency contracts	—	—	(13,406,104)	—	(13,406,104)
Swap agreements	—	—	(4,778,360)	—	(4,778,360)
Total	—	(91,733,313)	(22,022,622)	—	(113,755,935)

At October 31, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*            Non-income producing security.

1            Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.

2            Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $3,758,458, represented 0.63% of the Fund’s net assets at period end.

3            Illiquid investment at period end. Illiquid assets, in the amount of $59,551, represented 0.01% of the Fund’s net assets at period end.

4            Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

5            Rate shown reflects annualized yield at the period end on zero coupon bond.

6            Rates shown is the discount rates at date of purchase.

7            Payments made/received are based on the notional amount.

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2018 (unaudited)

8            If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional value of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

9            If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PACE Select Advisors Trust

Portfolio acronyms:

ABS	Asset-backed Security
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
ARM	Adjustable Rate Mortgage
BOBL	Bundesobligationen
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
COFI	Cost of Funds Index
CPI	Consumer Price Index
DAC	Designated Activity Company
EMTN	Euro Medium Term Note
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GDR	Global Depositary Receipt
GMAC	General Motors Acceptance Corporation
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
GSAMP	Goldman Sachs Asset Mortgage Passthrough
GTD	Guaranteed
IO	Interest Only
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MGIC	Mortgage Guaranty Insurance Corporation
MTA	Monthly Treasury Average Index
MTN	Medium Term Note
NVDR	Non-Voting Depository Receipt
OAT	Obligation Assimilables du Trésor (French Government Bonds)
PJSC	Private Joint Stock Company
PO	Principal Only
PSF	Permanent School Fund
RASC	Retirement Administration Service Center
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RPI	Retail Price Index
SBA	Small Business Administration
SOFR	Secured Overnight Financing Rate
SPDR	Standard and Poor’s Depository Receipts
STIBOR	Stockholm Interbank Offered Rate
STRIP	Separate Trading of Registered Interest and Principal of Securities
TBA

(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

TIPS

Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/ or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2018 and reset periodically.

PACE Select Advisors Trust

Currency type abbreviations:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Counterparty acronyms:

ANZ	Australia and New Zealand Banking Group
BB	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
CB	Comerica Bank
CITI	Citibank NA
CSI	Credit Suisse International
DB	Deutsche Bank AG
GS	Goldman Sachs
GSB	Goldman Sachs Bank USA
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPMCB	JPMorgan Chase Bank
MSCI	Morgan Stanley & Co. International PLC
NAB	National Australia Bank
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland PLC
SCB	Standard Chartered Bank
SG	Societe Generale
SSC	State Street Bank and Trust Co.
TD	Toronto-Dominion Bank

PACE Select Advisors Trust

Valuation of investments

Each Portfolio generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Portfolio calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Portfolios do not price their shares, on most national holidays and Good Friday. To the extent that a Portfolio’s assets are traded in other markets on days when the NYSE is not open, the value of a Portfolio’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Portfolio’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which a Portfolio calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

Under Rule 2a-7 under the 1940 Act, PACE Government Money Market Investments has adopted a policy to operate as a “government money market fund”. Under Rule 2a-7 under the 1940 Act, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a “government money market fund”, PACE Government Money Market Investments values its investments at amortized cost unless the Fund’s Board determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

Each Portfolio (other than PACE Government Money Market Investments) calculates its net asset value based on the current market value, where available, for its portfolio investments. The Portfolios normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Board. Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Portfolios invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in a Portfolio’s net asset value. However, if any of the Portfolios determine that such developments are so significant that they will materially affect the value of the Portfolio’s investments, the Portfolio may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Portfolios may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period. Transfers between Level 1 and Level 2, if any, are disclosed near the end of each Portfolio’s Schedule of investments.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Portfolios’ use of the practical expedient within ASC Topic 820, Fair value measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Portfolios’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

OTC swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board. Centrally cleared swaps are valued using prices from the counterparty clearing houses.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) (formerly UBS AM Global Valuation Committee or GVC) the responsibility for making fair value determinations with respect to the Portfolios’ portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non- vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Portfolio’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of each Portfolio’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Portfolio’s own assumptions in determining the fair value of investments. A fair value hierarchy table has been included near the end of each Portfolio’s Schedule of investments.

For more information regarding the Portfolios’ other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2018.

Item 2.  Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)               Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PACE Select Advisors Trust

By:	/s/ Igor Lasun
Igor Lasun
President

Date:	December 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Igor Lasun
Igor Lasun
President

Date:	December 28, 2018

By:	/s/ Joanne M. Kilkeary
Joanne M. Kilkeary
Vice President, Treasurer and Principal Accounting Officer

Date:	December 28, 2018